Quarterly Holdings Report
for
Strategic Advisers® Core Income Fund
Offered exclusively to certain managed account clients of Strategic Advisers LLC or its affiliates - not available for sale to the general public
May 31, 2024
SSC-NPRT1-0724
1.912894.113
Nonconvertible Bonds - 9.8%
		Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 0.8%
Diversified Telecommunication Services - 0.2%
Altice France SA:
5.125% 7/15/29 (b)		265,000	177,724
5.5% 10/15/29 (b)		318,000	213,338
AT&T, Inc.:
1.65% 2/1/28		563,000	497,532
2.55% 12/1/33		6,985,000	5,510,168
3.5% 6/1/41		5,306,000	4,049,296
3.5% 9/15/53		1,513,000	1,021,861
3.55% 9/15/55		1,968,000	1,321,446
3.65% 6/1/51		50,000	35,315
3.65% 9/15/59		11,022,000	7,357,180
3.8% 12/1/57		28,011,000	19,500,955
4.3% 2/15/30		3,709,000	3,535,273
4.5% 5/15/35		1,980,000	1,809,691
4.5% 3/9/48		153,000	126,349
4.75% 5/15/46		5,130,000	4,480,773
5.4% 2/15/34		295,000	292,741
Cablevision Lightpath LLC 3.875% 9/15/27 (b)		10,000	8,721
Cellnex Telecom SA 1.75% 10/23/30 (Reg. S)	EUR	5,500,000	5,206,585
Cogent Communications Group, Inc.:
3.5% 5/1/26 (b)		165,000	155,911
7% 6/15/27 (b)		255,000	253,805
Embarq Corp. 7.995% 6/1/36		119,000	37,383
Frontier Communications Holdings LLC:
5.875% 10/15/27 (b)		347,000	337,893
8.625% 3/15/31 (b)		880,000	902,099
Iliad Holding SAS:
6.5% 10/15/26 (b)		475,000	471,885
7% 10/15/28 (b)		450,000	445,589
Koninklijke KPN NV 3.875% 2/16/36 (Reg. S)	EUR	200,000	212,142
Level 3 Financing, Inc.:
3.875% 10/15/30 (b)		35,000	19,230
4.875% 6/15/29 (b)		166,000	99,416
10.5% 4/15/29 (b)		1,600,000	1,596,003
10.75% 12/15/30 (b)		1,000,000	997,000
11% 11/15/29 (b)		2,704,243	2,772,319
Lumen Technologies, Inc.:
4.125% 4/15/29 (b)		285,600	183,659
4.125% 4/15/30 (b)		285,600	182,641
4.125% 4/15/30 (b)		178,210	113,965
Sable International Finance Ltd. 5.75% 9/7/27 (b)		526,000	502,330
Sitios Latinoamerica S.A.B. de CV 5.375% 4/4/32 (b)		200,000	183,576
Sprint Capital Corp.:
6.875% 11/15/28		304,000	321,033
8.75% 3/15/32		555,000	663,388
Sprint Spectrum Co. LLC 5.152% 9/20/29 (b)		10,124,000	10,064,027
Telecom Italia Capital SA:
6% 9/30/34		89,000	75,138
6.375% 11/15/33		191,000	169,345
Telenet Finance Luxembourg Notes SARL 5.5% 3/1/28 (b)		200,000	189,250
Verizon Communications, Inc.:
1.75% 1/20/31		209,000	167,914
2.1% 3/22/28		48,000	43,003
2.355% 3/15/32		6,146,000	4,989,441
2.55% 3/21/31		666,000	561,517
2.65% 11/20/40		1,515,000	1,043,605
2.85% 9/3/41		319,000	223,457
2.875% 11/20/50		35,000	22,051
2.987% 10/30/56		270,000	164,661
3% 11/20/60		316,000	189,281
3.4% 3/22/41		5,565,000	4,257,391
3.7% 3/22/61		620,000	437,398
3.75% 2/28/36	EUR	350,000	371,719
4.016% 12/3/29		2,123,000	2,003,396
4.272% 1/15/36		279,000	251,414
4.329% 9/21/28		35,000	33,915
4.4% 11/1/34		912,000	840,923
4.5% 8/10/33		95,000	89,105
5.05% 5/9/33		1,036,000	1,019,360
Virgin Media Finance PLC 5% 7/15/30 (b)		270,000	224,529
Zayo Group Holdings, Inc. 4% 3/1/27 (b)		886,000	690,893
			93,718,948
Entertainment - 0.0%
Cinemark U.S.A., Inc.:
5.25% 7/15/28 (b)		174,000	162,453
5.875% 3/15/26 (b)		174,000	171,405
Live Nation Entertainment, Inc.:
4.75% 10/15/27 (b)		432,000	409,288
5.625% 3/15/26 (b)		49,000	48,298
6.5% 5/15/27 (b)		403,000	405,101
Netflix, Inc.:
4.375% 11/15/26		165,000	161,909
5.375% 11/15/29 (b)		518,000	521,458
Roblox Corp. 3.875% 5/1/30 (b)		280,000	243,955
Take-Two Interactive Software, Inc. 3.7% 4/14/27		180,000	172,566
Universal Music Group NV 4% 6/13/31 (Reg. S)	EUR	300,000	329,172
WMG Acquisition Corp. 3.875% 7/15/30 (b)		282,000	249,260
			2,874,865
Interactive Media & Services - 0.0%
Meta Platforms, Inc.:
4.65% 8/15/62		742,000	634,375
5.6% 5/15/53		293,000	296,877
5.75% 5/15/63		444,000	453,676
			1,384,928
Media - 0.5%
Adria Bidco BV:
3.625% 2/15/28 (Reg. S)	EUR	2,000,000	2,051,732
5.25% 2/1/30 (b)	EUR	2,900,000	3,113,149
Advantage Sales & Marketing, Inc. 6.5% 11/15/28 (b)		245,000	220,480
Altice Financing SA 5.75% 8/15/29 (b)		2,175,000	1,614,535
Cable One, Inc. 4% 11/15/30 (b)		700,000	522,304
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.25% 2/1/31 (b)		1,230,000	991,424
4.5% 8/15/30 (b)		619,000	514,331
4.5% 5/1/32		3,891,000	3,086,685
4.5% 6/1/33 (b)		1,900,000	1,466,202
4.75% 3/1/30 (b)		2,790,000	2,376,673
4.75% 2/1/32 (b)		695,000	559,635
5% 2/1/28 (b)		317,000	292,689
5.375% 6/1/29 (b)		260,000	232,900
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
2.25% 1/15/29		5,888,000	5,002,463
2.3% 2/1/32		1,000,000	766,559
2.8% 4/1/31		125,000	101,993
3.5% 6/1/41		144,000	96,756
3.5% 3/1/42		408,000	271,290
3.7% 4/1/51		487,000	298,092
3.9% 6/1/52		8,798,000	5,521,529
3.95% 6/30/62		1,323,000	786,625
4.8% 3/1/50		1,065,000	785,329
5.05% 3/30/29		1,400,000	1,341,470
5.375% 5/1/47		26,274,000	21,120,774
6.1% 6/1/29		5,094,000	5,099,566
6.384% 10/23/35		2,810,000	2,742,519
6.484% 10/23/45		3,445,000	3,179,280
6.55% 6/1/34		2,396,000	2,400,878
6.65% 2/1/34		510,000	516,524
Clear Channel Outdoor Holdings, Inc.:
5.125% 8/15/27 (b)		705,000	666,013
7.75% 4/15/28 (b)		59,000	50,886
Comcast Corp.:
1.5% 2/15/31		774,000	616,606
1.95% 1/15/31		119,000	97,616
2.887% 11/1/51		604,000	375,709
2.937% 11/1/56		2,918,000	1,753,692
2.987% 11/1/63		782,000	456,535
3.45% 2/1/50		123,000	86,795
3.75% 4/1/40		4,161,000	3,372,571
3.9% 3/1/38		435,000	367,445
3.969% 11/1/47		32,000	24,953
3.999% 11/1/49		3,000	2,328
4% 3/1/48		150,000	117,836
4.25% 10/15/30		435,000	414,086
4.4% 8/15/35		291,000	267,159
4.65% 2/15/33		81,000	77,744
5.3% 6/1/34		240,000	239,812
5.35% 5/15/53		3,032,000	2,886,602
5.5% 5/15/64		1,935,000	1,850,959
COX Communications, Inc.:
2.95% 10/1/50 (b)		81,000	48,152
5.45% 9/15/28 (b)		9,195,000	9,201,987
Cox Enterprises, Inc. 7.375% 7/15/27 (b)		1,945,000	2,036,396
CSC Holdings LLC:
4.5% 11/15/31 (b)		220,000	134,570
5.375% 2/1/28 (b)		624,000	438,234
5.75% 1/15/30 (b)		193,000	83,397
6.5% 2/1/29 (b)		3,266,000	2,209,849
7.5% 4/1/28 (b)		340,000	189,808
11.75% 1/31/29 (b)		59,000	46,888
Diamond Sports Group LLC/Diamond Sports Finance Co. 5.375% (b)(c)		5,100,000	93,713
DIRECTV Financing LLC / DIRECTV Financing Co-Obligor, Inc. 5.875% 8/15/27 (b)		310,000	291,094
Discovery Communications LLC:
3.625% 5/15/30		4,338,000	3,817,168
4% 9/15/55		89,000	56,952
4.65% 5/15/50		6,749,000	5,004,416
5.3% 5/15/49		7,695,000	6,225,113
DISH DBS Corp.:
5.125% 6/1/29		1,100,000	438,032
5.25% 12/1/26 (b)		526,000	418,868
5.75% 12/1/28 (b)		53,000	36,925
5.875% 11/15/24		323,000	307,572
7.375% 7/1/28		475,000	210,840
7.75% 7/1/26		550,000	349,753
DISH Network Corp. 11.75% 11/15/27 (b)		5,193,000	5,210,200
Fox Corp.:
5.476% 1/25/39		2,474,000	2,340,977
5.576% 1/25/49		1,641,000	1,500,117
Gannett Holdings LLC 6% 11/1/26 (b)		105,000	99,092
Gray Television, Inc.:
4.75% 10/15/30 (b)		161,000	91,591
5.375% 11/15/31 (b)		63,000	34,987
10.5% 7/15/29 (b)(d)		160,000	158,939
iHeartCommunications, Inc.:
4.75% 1/15/28 (b)		180,000	95,147
5.25% 8/15/27 (b)		127,000	70,156
6.375% 5/1/26		384,414	294,185
8.375% 5/1/27		166,361	60,101
Lamar Media Corp.:
3.75% 2/15/28		27,000	25,169
4% 2/15/30		157,000	141,207
4.875% 1/15/29		195,000	185,740
LCPR Senior Secured Financing DAC 5.125% 7/15/29 (b)		200,000	167,754
News Corp. 3.875% 5/15/29 (b)		190,000	172,407
Nexstar Media, Inc.:
4.75% 11/1/28 (b)		196,000	172,874
5.625% 7/15/27 (b)		784,000	740,004
Outfront Media Capital LLC / Corp. 5% 8/15/27 (b)		112,000	107,555
Paramount Global:
4.6% 1/15/45		65,000	44,893
4.9% 8/15/44		43,000	30,687
5.25% 4/1/44		54,000	40,450
5.85% 9/1/43		147,000	119,865
6.375% 3/30/62 (e)		68,000	61,976
Radiate Holdco LLC/Radiate Financial Service Ltd. 4.5% 9/15/26 (b)		145,000	107,667
Scripps Escrow II, Inc. 3.875% 1/15/29 (b)		347,000	222,824
Scripps Escrow, Inc. 5.875% 7/15/27 (b)		36,000	23,378
SES Global Americas Holdings GP 5.3% 3/25/44 (b)		2,000,000	1,472,117
Sinclair Television Group, Inc. 4.125% 12/1/30 (b)		163,000	110,542
Sirius XM Radio, Inc.:
4% 7/15/28 (b)		590,000	528,146
4.125% 7/1/30 (b)		645,000	540,606
5% 8/1/27 (b)		788,000	748,346
5.5% 7/1/29 (b)		1,283,000	1,191,606
Stagwell Global LLC 5.625% 8/15/29 (b)		340,000	311,218
TEGNA, Inc.:
4.625% 3/15/28		256,000	231,875
4.75% 3/15/26 (b)		225,000	217,749
5% 9/15/29		365,000	320,758
Time Warner Cable LLC:
5.5% 9/1/41		8,936,000	7,473,751
5.875% 11/15/40		7,708,000	6,683,746
6.55% 5/1/37		8,522,000	8,082,046
7.3% 7/1/38		6,402,000	6,494,910
Univision Communications, Inc.:
7.375% 6/30/30 (b)		420,000	398,005
8% 8/15/28 (b)		1,780,000	1,753,148
Videotron Ltd. 5.375% 6/15/24 (b)		88,000	87,828
Virgin Media Secured Finance PLC:
4.25% 1/15/30 (Reg. S)	GBP	2,800,000	2,979,196
5.5% 5/15/29 (b)		175,000	158,444
VZ Secured Financing BV 5% 1/15/32 (b)		2,441,000	2,071,624
Warnermedia Holdings, Inc.:
3.755% 3/15/27		3,690,000	3,499,268
4.054% 3/15/29		1,378,000	1,268,858
4.279% 3/15/32		5,640,000	4,936,172
4.693% 5/17/33 (Reg. S)	EUR	625,000	674,318
5.05% 3/15/42		12,536,000	10,360,172
5.141% 3/15/52		14,457,000	11,412,484
Ziggo BV 4.875% 1/15/30 (b)		115,000	102,498
			198,868,833
Wireless Telecommunication Services - 0.1%
C&W Senior Finance Ltd. 6.875% 9/15/27 (b)		305,000	290,805
Digicel Group Holdings Ltd.:
0% 12/31/30 (b)(f)		35,997	42,728
0% 12/31/30 (b)(f)		173,160	17
Digicel Intermediate Holdings 12% 5/25/27 pay-in-kind (e)		718,298	701,238
Digicel MidCo Ltd. / DIFL U.S. II LLC PIK 10.5% 11/25/28 pay-in-kind (e)		2,610,225	2,085,733
Intelsat Jackson Holdings SA:
6.5% 3/15/30 (b)		620,000	583,188
9.75% (b)(c)(f)		5,500,000	1
Millicom International Cellular SA 5.125% 1/15/28 (b)		346,500	328,725
Rogers Communications, Inc.:
4.55% 3/15/52		20,000	16,290
5.3% 2/15/34		4,157,000	4,053,987
Sprint Corp.:
7.125% 6/15/24		2,950,000	2,950,475
7.625% 2/15/25		6,246,000	6,295,331
7.625% 3/1/26		1,716,000	1,761,419
T-Mobile U.S.A., Inc.:
2.25% 11/15/31		318,000	257,973
2.625% 4/15/26		220,000	208,586
2.625% 2/15/29		1,140,000	1,012,655
2.7% 3/15/32		120,000	99,773
3% 2/15/41		3,775,000	2,708,788
3.375% 4/15/29		2,445,000	2,237,654
3.75% 4/15/27		7,970,000	7,643,355
3.875% 4/15/30		29,387,000	27,313,871
5.05% 7/15/33		913,000	888,970
5.15% 4/15/34		92,000	90,105
5.2% 1/15/33		215,000	211,615
U.S. Cellular Corp. 6.7% 12/15/33		288,000	303,142
VMED O2 UK Financing I PLC:
4% 1/31/29 (Reg. S)	GBP	1,470,000	1,609,363
4.25% 1/31/31 (b)		495,000	407,478
Vodafone Group PLC:
4.875% 10/3/78 (Reg. S) (e)	GBP	600,000	750,788
6.25% 10/3/78 (Reg. S) (e)		595,000	593,114
			65,447,167
TOTAL COMMUNICATION SERVICES			362,294,741
CONSUMER DISCRETIONARY - 0.5%
Automobile Components - 0.0%
Adient Global Holdings Ltd.:
4.875% 8/15/26 (b)		2,200,000	2,135,124
7% 4/15/28 (b)		293,000	299,171
American Axle & Manufacturing, Inc.:
5% 10/1/29		160,000	145,687
6.5% 4/1/27		59,000	58,678
6.875% 7/1/28		346,000	343,400
Aptiv PLC / Aptiv Corp. 3.25% 3/1/32		1,115,000	962,095
Clarios Global LP 6.75% 5/15/25 (b)		87,000	86,994
Clarios Global LP / Clarios U.S. Finance Co.:
6.25% 5/15/26 (b)		382,000	381,672
6.75% 5/15/28 (b)		105,000	106,104
Cooper Standard Auto, Inc.:
10.625% 5/15/27 pay-in-kind (b)(e)		143,968	108,694
13.5% 3/31/27 pay-in-kind (b)(e)		198,111	215,993
Dana Financing Luxembourg SARL 5.75% 4/15/25 (b)		60,000	59,691
Dana, Inc.:
4.5% 2/15/32		115,000	97,524
5.625% 6/15/28		637,000	616,269
EquipmentShare.Com, Inc. 8.625% 5/15/32 (b)		285,000	295,137
Hertz Corp. 4.625% 12/1/26 (b)		372,000	288,826
Lear Corp. 2.6% 1/15/32		5,000	4,068
Macquarie AirFinance Holdings:
6.4% 3/26/29 (b)		35,000	35,368
8.125% 3/30/29 (b)		100,000	105,297
8.375% 5/1/28 (b)		130,000	136,702
Phinia, Inc. 6.75% 4/15/29 (b)		625,000	629,563
Robert Bosch GmbH 4.375% 6/2/43 (Reg. S)	EUR	300,000	328,767
Schaeffler AG 4.75% 8/14/29 (Reg. S)	EUR	500,000	546,431
Tenneco, Inc. 8% 11/17/28 (b)		1,950,000	1,780,886
The Goodyear Tire & Rubber Co.:
5% 7/15/29		340,000	312,678
5.25% 4/30/31		482,000	437,224
5.25% 7/15/31		117,000	105,793
9.5% 5/31/25		10,000	10,025
ZF Finance GmbH 2% 5/6/27 (Reg. S)	EUR	800,000	805,982
			11,439,843
Automobiles - 0.1%
Ford Motor Co.:
3.25% 2/12/32		2,915,000	2,395,890
4.75% 1/15/43		2,645,000	2,138,420
5.291% 12/8/46		460,000	399,951
9.625% 4/22/30		481,000	557,216
General Motors Co.:
5.95% 4/1/49		10,000	9,632
6.25% 10/2/43		4,935,000	4,920,393
6.6% 4/1/36		775,000	811,706
6.75% 4/1/46		465,000	488,398
General Motors Financial Co., Inc.:
1.5% 6/10/26		784,000	723,388
2.4% 4/10/28		1,895,000	1,691,165
2.7% 6/10/31		570,000	469,147
3.6% 6/21/30		303,000	270,737
3.8% 4/7/25		15,000	14,755
4% 1/15/25		5,695,000	5,635,536
5.4% 5/8/27		860,000	858,556
5.75% 2/8/31		75,000	74,953
5.85% 4/6/30		2,471,000	2,491,940
5.95% 4/4/34		2,111,000	2,101,072
Hyundai Capital America:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.040% 6.3847% 3/19/27 (b)(e)(g)		250,000	250,903
1.5% 6/15/26 (b)		367,000	337,742
1.8% 10/15/25 (b)		120,000	113,846
2.375% 10/15/27 (b)		32,000	28,959
3% 2/10/27 (b)		252,000	236,183
Thor Industries, Inc. 4% 10/15/29 (b)		150,000	130,794
			27,151,282
Broadline Retail - 0.0%
Amazon.com, Inc.:
2.5% 6/3/50		250,000	151,753
3.6% 4/13/32		335,000	306,156
3.95% 4/13/52		282,000	226,093
John Lewis PLC 6.125% 1/21/25	GBP	1,616,000	2,057,648
Kohl's Corp. 4.25% 7/17/25		20,000	19,490
Macy's Retail Holdings LLC 5.875% 4/1/29 (b)		282,000	271,539
Marks & Spencer PLC 4.5% 7/10/27 (Reg. S)	GBP	1,000,000	1,223,372
Match Group Holdings II LLC:
3.625% 10/1/31 (b)		170,000	141,593
4.125% 8/1/30 (b)		70,000	60,855
Nordstrom, Inc. 4.375% 4/1/30		718,000	652,836
Shutterfly Finance LLC:
8.5% 10/1/27 pay-in-kind (b)(e)		39,221	32,257
9.75% 10/1/27 (b)		4,660	4,660
			5,148,252
Distributors - 0.0%
American Builders & Contractors Supply Co., Inc.:
3.875% 11/15/29 (b)		70,000	61,823
4% 1/15/28 (b)		262,000	244,019
Ritchie Bros. Holdings, Inc.:
6.75% 3/15/28 (b)		200,000	201,999
7.75% 3/15/31 (b)		204,000	212,935
			720,776
Diversified Consumer Services - 0.0%
Adtalem Global Education, Inc. 5.5% 3/1/28 (b)		759,000	727,873
California Institute of Technology 3.65% 9/1/19		535,000	353,065
ERAC U.S.A. Finance LLC:
3.3% 12/1/26 (b)		8,865,000	8,460,078
7% 10/15/37 (b)		8,000	8,980
Massachusetts Institute of Technology:
2.989% 7/1/50		865,000	598,199
3.959% 7/1/38		2,125,000	1,910,909
5.6% 7/1/11		400,000	412,338
President and Fellows of Harvard College:
3.15% 7/15/46		315,000	231,532
3.3% 7/15/56		190,000	135,092
Service Corp. International 5.125% 6/1/29		565,000	543,012
Sotheby's 7.375% 10/15/27 (b)		95,000	82,692
Trustees of Boston University 4.061% 10/1/48		450,000	373,271
University of Miami 4.063% 4/1/52		102,000	81,907
University of Pennsylvania Trustees:
2.396% 10/1/50		495,000	295,022
3.61% 2/15/2119		285,000	190,882
University of Southern California:
3.226% 10/1/20		23,000	13,654
3.841% 10/1/47		515,000	420,049
4.976% 10/1/53		1,082,000	1,050,642
Washington University:
3.524% 4/15/54		2,630,000	1,989,404
4.349% 4/15/22		2,340,000	1,845,010
Yale University 2.402% 4/15/50		2,140,000	1,315,436
			21,039,047
Hotels, Restaurants & Leisure - 0.1%
1011778 BC Unlimited Liability Co./New Red Finance, Inc.:
4% 10/15/30 (b)		5,257,000	4,574,342
4.375% 1/15/28 (b)		280,000	262,272
5.75% 4/15/25 (b)		90,000	89,652
Acushnet Co. 7.375% 10/15/28 (b)		165,000	169,690
Aramark Services, Inc.:
5% 4/1/25 (b)		32,000	31,731
5% 2/1/28 (b)		2,110,000	2,017,373
Boyd Gaming Corp. 4.75% 12/1/27		443,000	421,670
Boyne U.S.A., Inc. 4.75% 5/15/29 (b)		325,000	300,153
Brinker International, Inc. 8.25% 7/15/30 (b)		1,825,000	1,904,222
Caesars Entertainment, Inc.:
4.625% 10/15/29 (b)		1,575,000	1,422,880
6.5% 2/15/32 (b)		1,875,000	1,854,098
7% 2/15/30 (b)		2,625,000	2,653,353
Carnival Corp.:
4% 8/1/28 (b)		530,000	489,197
5.75% 3/1/27 (b)		1,100,000	1,079,741
6% 5/1/29 (b)		1,100,000	1,075,086
7.625% 3/1/26 (b)		1,050,000	1,055,693
Carnival Holdings (Bermuda) Ltd. 10.375% 5/1/28 (b)		716,000	775,170
CCM Merger, Inc. 6.375% 5/1/26 (b)		420,000	416,901
Cedar Fair LP 5.25% 7/15/29		271,000	255,286
Cedar Fair LP/Canada's Wonderland Co. 6.5% 10/1/28		160,000	159,706
Churchill Downs, Inc.:
4.75% 1/15/28 (b)		170,000	161,050
6.75% 5/1/31 (b)		55,000	54,721
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc. 4.625% 1/15/29 (b)		1,300,000	1,169,419
Garden SpinCo Corp. 8.625% 7/20/30 (b)		45,000	48,079
Hilton Domestic Operating Co., Inc.:
3.625% 2/15/32 (b)		367,000	311,251
3.75% 5/1/29 (b)		688,000	623,437
4% 5/1/31 (b)		1,156,000	1,021,577
4.875% 1/15/30		63,000	59,565
5.375% 5/1/25 (b)		41,000	40,793
5.75% 5/1/28 (b)		25,000	24,771
5.875% 4/1/29 (b)		345,000	342,028
Hilton Grand Vacations Borrower Escrow LLC 6.625% 1/15/32 (b)		225,000	223,837
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. 4.875% 4/1/27		40,000	38,949
Hyatt Hotels Corp. 5.75% 1/30/27		1,245,000	1,256,073
InterContinental Hotel Group PLC 3.375% 10/8/28 (Reg. S)	GBP	485,000	571,597
International Game Technology PLC:
6.25% 1/15/27 (b)		200,000	200,334
6.5% 2/15/25 (b)		428,000	428,882
Jacobs Entertainment, Inc. 6.75% 2/15/29 (b)		1,025,000	955,813
Las Vegas Sands Corp.:
5.9% 6/1/27		1,000,000	1,003,273
6% 8/15/29		2,000,000	2,008,083
6.2% 8/15/34		1,000,000	1,007,691
Marriott International, Inc.:
3.125% 6/15/26		1,390,000	1,329,741
4.9% 4/15/29		925,000	909,609
5.3% 5/15/34		200,000	195,699
Marriott Ownership Resorts, Inc.:
4.5% 6/15/29 (b)		74,000	67,095
4.75% 1/15/28		129,000	120,548
McDonald's Corp. 5.45% 8/14/53		500,000	485,309
MGM Resorts International:
4.625% 9/1/26		620,000	601,452
4.75% 10/15/28		230,000	215,062
5.5% 4/15/27		2,496,000	2,454,790
5.75% 6/15/25		118,000	117,690
6.5% 4/15/32		1,865,000	1,823,623
NCL Corp. Ltd.:
5.875% 3/15/26 (b)		1,825,000	1,794,398
5.875% 2/15/27 (b)		155,000	152,772
8.375% 2/1/28 (b)		105,000	109,590
NCL Finance Ltd. 6.125% 3/15/28 (b)		40,000	39,160
Ontario Gaming GTA LP / OTG Co. issuer, Inc. 8% 8/1/30 (b)		60,000	61,511
Premier Entertainment Sub LLC 5.875% 9/1/31 (b)		1,200,000	837,355
Royal Caribbean Cruises Ltd.:
5.375% 7/15/27 (b)		100,000	97,978
5.5% 8/31/26 (b)		1,330,000	1,310,412
6.25% 3/15/32 (b)		115,000	114,476
7.25% 1/15/30 (b)		1,070,000	1,105,316
8.25% 1/15/29 (b)		272,000	286,812
9.25% 1/15/29 (b)		519,000	552,829
Sands China Ltd. 5.4% 8/8/28		1,856,000	1,824,132
Six Flags Entertainment Corp. 5.5% 4/15/27 (b)		182,000	178,449
Six Flags Theme Park, Inc. 7% 7/1/25 (b)		29,000	29,038
Starbucks Corp. 4.8% 2/15/33		93,000	90,274
Station Casinos LLC:
4.5% 2/15/28 (b)		292,000	271,906
6.625% 3/15/32 (b)		170,000	166,886
Vail Resorts, Inc. 6.5% 5/15/32 (b)		245,000	246,603
Viking Cruises Ltd. 5.875% 9/15/27 (b)		1,350,000	1,318,127
Voc Escrow Ltd. 5% 2/15/28 (b)		1,400,000	1,344,735
Whitbread PLC 2.375% 5/31/27 (Reg. S)	GBP	720,000	831,879
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.25% 5/15/27 (b)		249,000	242,364
Wynn Macau Ltd. 5.5% 1/15/26 (b)		1,350,000	1,319,355
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp.:
5.125% 10/1/29 (b)		680,000	639,502
7.125% 2/15/31 (b)		825,000	847,098
Yum! Brands, Inc.:
3.625% 3/15/31		430,000	374,488
4.625% 1/31/32		310,000	282,371
4.75% 1/15/30 (b)		283,000	266,806
5.35% 11/1/43		50,000	47,006
			57,663,685
Household Durables - 0.1%
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp. 4.875% 2/15/30 (b)		500,000	440,176
CD&R Smokey Buyer, Inc. 6.75% 7/15/25 (b)		236,000	234,127
Century Communities, Inc.:
3.875% 8/15/29 (b)		135,000	119,821
6.75% 6/1/27		250,000	251,126
Lennar Corp. 5% 6/15/27		12,100,000	12,009,559
LGI Homes, Inc. 8.75% 12/15/28 (b)		85,000	88,254
Newell Brands, Inc.:
5.7% 4/1/26		456,000	450,263
6.625% 9/15/29		751,000	734,702
6.875% 4/1/36 (h)		301,000	267,264
SWF Escrow Issuer Corp. 6.5% 10/1/29 (b)		850,000	482,130
Tempur Sealy International, Inc.:
3.875% 10/15/31 (b)		120,000	100,809
4% 4/15/29 (b)		1,716,000	1,538,781
The Berkeley Group PLC 2.5% 8/11/31 (Reg. S)	GBP	1,015,000	985,711
Toll Brothers Finance Corp.:
4.35% 2/15/28		29,675,000	28,504,634
4.875% 3/15/27		5,400,000	5,307,758
TopBuild Corp. 4.125% 2/15/32 (b)		815,000	711,078
			52,226,193
Leisure Products - 0.0%
Amer Sports Co. 6.75% 2/16/31 (b)		295,000	293,904
Hasbro, Inc. 3.9% 11/19/29		5,000	4,580
Mattel, Inc. 6.2% 10/1/40		115,000	110,688
			409,172
Specialty Retail - 0.1%
Asbury Automotive Group, Inc.:
4.5% 3/1/28		108,000	102,010
4.625% 11/15/29 (b)		285,000	262,205
4.75% 3/1/30		36,000	33,015
5% 2/15/32 (b)		80,000	71,613
AutoNation, Inc. 4.75% 6/1/30		953,000	907,062
AutoZone, Inc.:
1.65% 1/15/31		505,000	402,345
3.75% 4/18/29		1,400,000	1,311,603
4% 4/15/30		7,024,000	6,583,521
6.25% 11/1/28		440,000	456,782
Bath & Body Works, Inc.:
5.25% 2/1/28		22,000	21,377
6.625% 10/1/30 (b)		910,000	911,229
6.75% 7/1/36		200,000	199,027
6.875% 11/1/35		52,000	52,445
7.5% 6/15/29		682,000	700,208
Foot Locker, Inc. 4% 10/1/29 (b)		60,000	49,699
Gap, Inc.:
3.625% 10/1/29 (b)		353,000	305,484
3.875% 10/1/31 (b)		1,340,000	1,112,351
Group 1 Automotive, Inc. 4% 8/15/28 (b)		221,000	201,755
Hudson Automotive Group 8% 5/15/32 (b)		70,000	72,141
LCM Investments Holdings:
4.875% 5/1/29 (b)		50,000	46,459
8.25% 8/1/31 (b)		65,000	67,440
Lithia Motors, Inc.:
3.875% 6/1/29 (b)		245,000	218,214
4.375% 1/15/31 (b)		48,000	42,291
4.625% 12/15/27 (b)		11,000	10,459
Lowe's Companies, Inc.:
2.625% 4/1/31		550,000	467,204
2.8% 9/15/41		579,000	398,946
3% 10/15/50		451,000	281,348
3.75% 4/1/32		1,904,000	1,721,967
4.25% 4/1/52		6,910,000	5,428,348
4.45% 4/1/62		6,910,000	5,362,715
5.625% 4/15/53		364,000	352,200
Michaels Companies, Inc.:
5.25% 5/1/28 (b)		40,000	32,445
7.875% 5/1/29 (b)		600,000	408,057
O'Reilly Automotive, Inc.:
1.75% 3/15/31		938,000	752,410
3.6% 9/1/27		5,000	4,755
3.9% 6/1/29		600,000	565,998
4.7% 6/15/32		40,000	38,337
Penske Automotive Group, Inc. 3.75% 6/15/29		312,000	277,462
PetSmart, Inc. / PetSmart Finance Corp. 4.75% 2/15/28 (b)		537,000	498,714
Sally Holdings LLC 6.75% 3/1/32		670,000	657,238
Sonic Automotive, Inc. 4.625% 11/15/29 (b)		268,000	240,789
Staples, Inc. 10.75% 4/15/27 (b)		174,000	154,915
The Home Depot, Inc.:
1.875% 9/15/31		178,000	144,029
3.5% 9/15/56		152,000	107,066
3.625% 4/15/52		400,000	293,534
4.25% 4/1/46		140,000	117,251
4.5% 9/15/32		265,000	256,529
4.875% 2/15/44		1,150,000	1,058,924
5.875% 12/16/36		300,000	315,338
Triton Container International Ltd. 1.15% 6/7/24 (b)		277,000	276,633
Wand NewCo 3, Inc. 7.625% 1/30/32 (b)		145,000	148,581
			34,502,468
Textiles, Apparel & Luxury Goods - 0.1%
Crocs, Inc. 4.125% 8/15/31 (b)		120,000	104,363
Hanesbrands, Inc. 4.875% 5/15/26 (b)		55,000	53,355
Kontoor Brands, Inc. 4.125% 11/15/29 (b)		40,000	35,900
Levi Strauss & Co. 3.5% 3/1/31 (b)		170,000	146,939
Tapestry, Inc.:
3.05% 3/15/32		14,311,000	11,506,541
7% 11/27/26		2,553,000	2,621,266
7.05% 11/27/25		946,000	961,649
7.35% 11/27/28		3,163,000	3,275,406
7.7% 11/27/30		3,163,000	3,304,860
7.85% 11/27/33		3,163,000	3,334,213
The William Carter Co. 5.625% 3/15/27 (b)		1,103,000	1,083,169
Wolverine World Wide, Inc. 4% 8/15/29 (b)		170,000	141,579
			26,569,240
TOTAL CONSUMER DISCRETIONARY			236,869,958
CONSUMER STAPLES - 0.3%
Beverages - 0.1%
Anheuser-Busch Companies LLC / Anheuser-Busch InBev Worldwide, Inc.:
4.7% 2/1/36		3,923,000	3,704,223
4.9% 2/1/46		8,035,000	7,378,047
Anheuser-Busch InBev Worldwide, Inc.:
3.5% 6/1/30		200,000	184,712
4.375% 4/15/38		641,000	578,975
5.8% 1/23/59 (Reg. S)		6,509,000	6,745,912
Bacardi Ltd. 4.45% 5/15/25 (b)		6,230,000	6,155,619
Central American Bottling Corp. 5.25% 4/27/29 (b)		66,000	61,809
Constellation Brands, Inc.:
2.25% 8/1/31		1,660,000	1,354,984
3.7% 12/6/26		1,200,000	1,154,287
4.4% 11/15/25		805,000	792,797
4.5% 5/9/47		55,000	45,969
4.65% 11/15/28		292,000	285,660
Diageo Capital PLC 3.875% 4/29/43		200,000	164,389
Keurig Dr. Pepper, Inc.:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.880% 6.228% 3/15/27 (e)(g)		200,000	201,140
2.55% 9/15/26		14,000	13,176
3.43% 6/15/27		6,000	5,701
Molson Coors Beverage Co. 4.2% 7/15/46		92,000	73,811
PepsiCo, Inc. 2.75% 10/21/51		360,000	227,903
Primo Water Holdings, Inc. 4.375% 4/30/29 (b)		220,000	201,727
The Coca-Cola Co. 5.3% 5/13/54		300,000	295,671
			29,626,512
Consumer Staples Distribution & Retail - 0.0%
7-Eleven, Inc.:
0.95% 2/10/26 (b)		70,000	64,920
1.8% 2/10/31 (b)		257,000	205,074
2.5% 2/10/41 (b)		102,000	66,862
2.8% 2/10/51 (b)		124,000	74,102
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC:
3.5% 3/15/29 (b)		954,000	850,880
4.625% 1/15/27 (b)		1,120,000	1,079,484
4.875% 2/15/30 (b)		644,000	602,397
5.875% 2/15/28 (b)		32,000	31,446
6.5% 2/15/28 (b)		1,110,000	1,118,034
Alimentation Couche-Tard, Inc.:
3.439% 5/13/41 (b)		13,000	9,770
3.625% 5/13/51 (b)		14,000	9,990
5.267% 2/12/34 (b)		3,655,000	3,588,122
5.617% 2/12/54 (b)		100,000	97,927
Bellis Acquisition Co. PLC 8.125% 5/14/30 (b)	GBP	190,000	241,307
Bellis Finco PLC 4% 2/16/27 (b)	GBP	9,000,000	10,447,576
C&S Group Enterprises LLC 5% 12/15/28 (b)		710,000	524,672
CVS Lease-Backed Pass-Through Certificates 8.353% 7/10/31 (b)		5,786	6,157
KeHE Distributor / Nextwave 9% 2/15/29 (b)		170,000	172,197
Kroger Co.:
2.65% 10/15/26		430,000	405,247
7.7% 6/1/29		26,000	28,609
Performance Food Group, Inc.:
4.25% 8/1/29 (b)		205,000	186,286
5.5% 10/15/27 (b)		157,000	153,019
REWE International Finance 4.875% 9/13/30 (Reg. S)	EUR	200,000	224,478
Target Corp.:
4% 7/1/42		100,000	84,458
4.8% 1/15/53		110,000	99,932
Tesco Corporate Treasury Services PLC 2.75% 4/27/30 (Reg. S)	GBP	615,000	690,466
U.S. Foods, Inc.:
4.625% 6/1/30 (b)		55,000	50,505
7.25% 1/15/32 (b)		110,000	113,526
			21,227,443
Food Products - 0.1%
Archer Daniels Midland Co. 4.5% 3/15/49		35,000	29,523
B&G Foods, Inc. 5.25% 9/15/27		2,300,000	2,110,829
Bunge Ltd. Finance Corp. 2.75% 5/14/31		310,000	263,741
Campbell Soup Co.:
4.15% 3/15/28		129,000	124,387
5.3% 3/20/26		200,000	199,549
Cargill, Inc. 4.375% 4/22/52 (b)		220,000	184,909
Chobani LLC/Finance Corp., Inc. 7.625% 7/1/29 (b)		130,000	132,433
Darling Ingredients, Inc.:
5.25% 4/15/27 (b)		442,000	430,096
6% 6/15/30 (b)		255,000	249,263
Fiesta Purchaser, Inc. 7.875% 3/1/31 (b)		105,000	107,886
JDE Peet's BV 2.25% 9/24/31 (b)		729,000	577,422
Kraft Heinz Foods Co.:
4.375% 6/1/46		3,645,000	2,987,848
7.125% 8/1/39 (b)		9,093,000	10,286,500
Lamb Weston Holdings, Inc.:
4.125% 1/31/30 (b)		560,000	503,641
4.375% 1/31/32 (b)		1,258,000	1,110,986
4.875% 5/15/28 (b)		405,000	391,273
Mead Johnson Nutrition Co. 4.6% 6/1/44		29,000	25,213
Pilgrim's Pride Corp.:
3.5% 3/1/32		3,025,000	2,540,002
4.25% 4/15/31		3,130,000	2,817,384
Post Holdings, Inc.:
4.625% 4/15/30 (b)		611,000	554,826
5.5% 12/15/29 (b)		1,595,000	1,519,223
6.25% 2/15/32 (b)		655,000	651,116
TreeHouse Foods, Inc. 4% 9/1/28		505,000	449,703
Tyson Foods, Inc. 5.7% 3/15/34		1,820,000	1,809,178
Viterra Finance BV 3.2% 4/21/31 (b)		200,000	171,487
			30,228,418
Household Products - 0.0%
Central Garden & Pet Co.:
4.125% 10/15/30		256,000	226,700
4.125% 4/30/31 (b)		621,000	543,128
5.125% 2/1/28		15,000	14,435
Energizer Holdings, Inc.:
4.375% 3/31/29 (b)		393,000	349,355
4.75% 6/15/28 (b)		150,000	138,376
Reckitt Benckiser Treasury Services PLC 3.875% 9/14/33 (Reg. S)	EUR	440,000	474,568
Spectrum Brands Holdings, Inc.:
3.875% 3/15/31 (b)		420,000	386,608
5% 10/1/29 (b)		389,000	388,792
			2,521,962
Personal Care Products - 0.0%
BellRing Brands, Inc. 7% 3/15/30 (b)		110,000	112,387
Edgewell Personal Care Co.:
4.125% 4/1/29 (b)		61,000	55,534
5.5% 6/1/28 (b)		313,000	304,284
Estee Lauder Companies, Inc.:
2.6% 4/15/30		120,000	104,716
3.125% 12/1/49		52,000	34,685
HFC Prestige Products, Inc./HFC Prestige International U.S. LLC 6.625% 7/15/30 (b)		215,000	216,527
Kenvue, Inc.:
5.05% 3/22/53		125,000	117,498
5.1% 3/22/43		140,000	135,010
			1,080,641
Tobacco - 0.1%
Altria Group, Inc.:
2.45% 2/4/32		157,000	126,183
3.4% 2/4/41		6,940,000	4,970,434
3.7% 2/4/51		755,000	509,002
4.25% 8/9/42		876,000	696,575
4.5% 5/2/43		309,000	252,936
6.875% 11/1/33		747,000	805,109
BAT Capital Corp.:
2.125% 8/15/25	GBP	124,000	151,602
2.259% 3/25/28		1,008,000	899,227
3.557% 8/15/27		871,000	825,150
4.39% 8/15/37		4,806,000	4,054,430
4.54% 8/15/47		2,593,000	2,013,969
4.7% 4/2/27		425,000	417,618
4.758% 9/6/49		840,000	665,940
5.282% 4/2/50		194,000	164,984
5.834% 2/20/31		2,097,000	2,124,005
6% 2/20/34		477,000	481,982
6.343% 8/2/30		1,270,000	1,324,166
7.081% 8/2/53		1,174,000	1,263,458
BAT International Finance PLC:
4.125% 4/12/32 (Reg. S)	EUR	850,000	899,309
4.448% 3/16/28		8,700,000	8,402,763
5.931% 2/2/29		395,000	403,447
Philip Morris International, Inc.:
3.125% 3/2/28		25,000	23,242
3.875% 8/21/42		830,000	648,460
4.375% 11/15/41		442,000	372,105
4.875% 2/15/28		145,000	143,467
4.875% 2/13/29		233,000	229,658
5.125% 11/17/27		112,000	111,772
5.125% 2/15/30		14,955,000	14,839,057
5.125% 2/13/31		1,240,000	1,220,377
5.25% 9/7/28		485,000	487,045
5.25% 2/13/34		1,520,000	1,488,753
5.375% 2/15/33		1,352,000	1,340,844
5.625% 11/17/29		76,000	77,401
			52,434,470
TOTAL CONSUMER STAPLES			137,119,446
ENERGY - 1.1%
Energy Equipment & Services - 0.0%
Archrock Partners LP / Archrock Partners Finance Corp. 6.875% 4/1/27 (b)		175,000	175,689
Baker Hughes Co.:
2.061% 12/15/26		35,000	32,344
4.08% 12/15/47		56,000	44,783
5.125% 9/15/40		26,000	24,742
Diamond Foreign Asset Co. / Diamond Finance, LLC 8.5% 10/1/30 (b)		110,000	115,489
Guara Norte SARL 5.198% 6/15/34 (b)		171,358	155,786
Halliburton Co.:
4.75% 8/1/43		427,000	378,151
7.6% 8/15/96 (b)		8,000	8,747
Kodiak Gas Services LLC 7.25% 2/15/29 (b)		170,000	172,581
Nabors Industries, Inc. 7.375% 5/15/27 (b)		175,000	174,608
Noble Finance II LLC 8% 4/15/30 (b)		165,000	170,206
NuStar Logistics LP:
5.625% 4/28/27		58,000	57,127
5.75% 10/1/25		60,000	59,637
6% 6/1/26		324,000	320,901
6.375% 10/1/30		19,000	18,942
Precision Drilling Corp. 7.125% 1/15/26 (b)		276,000	275,893
Schlumberger Holdings Corp. 3.9% 5/17/28 (b)		172,000	164,009
Seadrill Finance Ltd. 8.375% 8/1/30 (b)		305,000	320,141
Technip Energies NV 1.125% 5/28/28	EUR	180,000	175,416
Transocean Poseidon Ltd. 6.875% 2/1/27 (b)		81,000	80,787
Transocean, Inc.:
8.25% 5/15/29 (b)		610,000	610,144
8.75% 2/15/30 (b)		166,500	173,698
U.S.A. Compression Partners LP/U.S.A. Compression Finance Corp. 6.875% 9/1/27		242,000	242,013
Valaris Ltd. 8.375% 4/30/30 (b)		340,000	351,424
			4,303,258
Oil, Gas & Consumable Fuels - 1.1%
Aethon United BR LP / Aethon United Finance Corp. 8.25% 2/15/26 (b)		125,000	126,175
Aker BP ASA:
3.1% 7/15/31 (b)		2,295,000	1,943,196
6% 6/13/33 (b)		250,000	252,235
Antero Midstream Partners LP/Antero Midstream Finance Corp.:
5.375% 6/15/29 (b)		185,000	177,307
5.75% 3/1/27 (b)		1,250,000	1,235,772
5.75% 1/15/28 (b)		435,000	425,541
6.625% 2/1/32 (b)		615,000	615,796
Antero Resources Corp.:
5.375% 3/1/30 (b)		458,000	438,338
7.625% 2/1/29 (b)		3,710,000	3,821,704
Apache Corp.:
4.25% 1/15/30		575,000	531,806
4.75% 4/15/43		107,000	85,362
5.1% 9/1/40		100,000	85,969
5.25% 2/1/42		619,000	531,142
Ascent Resources - Utica LLC/ARU Finance Corp.:
7% 11/1/26 (b)		1,530,000	1,529,661
8.25% 12/31/28 (b)		295,000	301,745
Baytex Energy Corp.:
7.375% 3/15/32 (b)		150,000	151,736
8.5% 4/30/30 (b)		279,000	290,947
Blue Racer Midstream LLC/Blue Racer Finance Corp. 6.625% 7/15/26 (b)		215,000	214,766
Buckeye Partners LP:
4.125% 12/1/27		534,000	495,223
4.5% 3/1/28 (b)		135,000	126,167
California Resources Corp.:
7.125% 2/1/26 (b)		228,000	229,151
8.25% 6/15/29 (b)(d)		345,000	345,534
Cenovus Energy, Inc.:
3.75% 2/15/52		3,795,000	2,697,236
5.25% 6/15/37		1,199,000	1,129,573
Cheniere Corpus Christi Holdings LLC:
2.742% 12/31/39		954,000	762,545
5.125% 6/30/27		1,214,000	1,204,270
Cheniere Energy Partners LP:
3.25% 1/31/32		1,032,000	874,656
4% 3/1/31		497,000	447,924
4.5% 10/1/29		2,349,000	2,232,311
5.75% 8/15/34 (b)		2,301,000	2,285,655
5.95% 6/30/33		453,000	457,005
Cheniere Energy, Inc. 5.65% 4/15/34 (b)		1,677,000	1,662,949
Chesapeake Energy Corp.:
5.5% 2/1/26 (b)		330,000	326,350
5.875% 2/1/29 (b)		1,405,000	1,381,569
6.75% 4/15/29 (b)		691,000	692,813
Chord Energy Corp. 6.375% 6/1/26 (b)		280,000	279,551
Citgo Petroleum Corp. 7% 6/15/25 (b)		1,275,000	1,276,405
Civitas Resources, Inc.:
8.375% 7/1/28 (b)		899,000	943,489
8.625% 11/1/30 (b)		425,000	454,615
8.75% 7/1/31 (b)		393,000	419,572
CNX Midstream Partners LP 4.75% 4/15/30 (b)		45,000	40,472
Columbia Pipelines Operating Co. LLC:
5.927% 8/15/30 (b)		957,000	971,075
6.036% 11/15/33 (b)		5,180,000	5,279,938
6.497% 8/15/43 (b)		971,000	1,012,532
6.544% 11/15/53 (b)		1,389,000	1,471,722
6.714% 8/15/63 (b)		831,000	882,379
Comstock Resources, Inc.:
5.875% 1/15/30 (b)		32,000	29,497
6.75% 3/1/29 (b)		591,000	571,666
ConocoPhillips Co.:
3.758% 3/15/42		525,000	417,925
3.8% 3/15/52		390,000	291,306
5.05% 9/15/33		1,765,000	1,741,396
5.55% 3/15/54		1,170,000	1,152,360
Continental Resources, Inc. 5.75% 1/15/31 (b)		770,000	758,638
Coterra Energy, Inc. 3.9% 5/15/27		100,000	95,939
Crescent Energy Finance LLC:
7.625% 4/1/32 (b)		715,000	728,653
9.25% 2/15/28 (b)		1,655,000	1,752,192
CrownRock LP/CrownRock Finance, Inc. 5% 5/1/29 (b)		40,000	39,450
CVR Energy, Inc.:
5.75% 2/15/28 (b)		40,000	36,917
8.5% 1/15/29 (b)		220,000	220,941
DCP Midstream Operating LP:
5.125% 5/15/29		355,000	349,477
5.375% 7/15/25		220,000	218,991
5.6% 4/1/44		3,773,000	3,631,015
5.625% 7/15/27		260,000	262,443
Delek Logistics Partners LP/Delek Logistics Finance Corp. 8.625% 3/15/29 (b)		225,000	230,071
Devon Energy Corp.:
5.25% 10/15/27		238,000	236,647
5.6% 7/15/41		900,000	846,333
5.875% 6/15/28		330,000	330,883
Diamondback Energy, Inc.:
3.125% 3/24/31		4,796,000	4,200,996
3.25% 12/1/26		3,274,000	3,123,427
3.5% 12/1/29		4,944,000	4,535,493
4.25% 3/15/52		547,000	426,271
5.4% 4/18/34		913,000	899,984
5.75% 4/18/54		892,000	859,928
5.9% 4/18/64		79,000	76,158
6.25% 3/15/33		2,200,000	2,297,994
6.25% 3/15/53		65,000	67,084
DT Midstream, Inc.:
4.125% 6/15/29 (b)		327,000	299,026
4.3% 4/15/32 (b)		40,000	35,938
4.375% 6/15/31 (b)		148,000	132,939
Ecopetrol SA:
6.875% 4/29/30		1,534,000	1,463,053
8.625% 1/19/29		3,555,000	3,701,893
8.875% 1/13/33		1,200,000	1,228,500
EG Global Finance PLC:
11% 11/30/28 (b)	EUR	3,800,000	4,221,116
12% 11/30/28 (b)		2,900,000	3,003,616
Enbridge, Inc.:
5.3% 4/5/29		103,000	102,805
5.625% 4/5/34		475,000	472,140
8.5% 1/15/84 (e)		3,910,000	4,202,085
Encino Acquisition Partners Holdings LLC 8.5% 5/1/28 (b)		124,000	126,419
Endeavor Energy Resources LP/EER Finance, Inc. 5.75% 1/30/28 (b)		1,455,000	1,469,057
Energean Israel Finance Ltd.:
4.875% 3/30/26 (Reg. S) (b)		1,411,438	1,339,695
5.375% 3/30/28 (Reg. S) (b)		1,522,000	1,372,555
Energy Transfer LP:
3.75% 5/15/30		2,964,000	2,711,180
3.9% 7/15/26		955,000	923,957
4.75% 1/15/26		850,000	839,069
4.95% 5/15/28		676,000	664,491
4.95% 6/15/28		5,401,000	5,313,719
5% 5/15/50		6,923,000	5,876,787
5.25% 4/15/29		3,986,000	3,962,918
5.3% 4/15/47		225,000	198,476
5.35% 5/15/45		3,711,000	3,325,772
5.4% 10/1/47		7,218,000	6,481,290
5.75% 4/1/25		1,657,000	1,655,962
5.75% 2/15/33		113,000	112,983
5.8% 6/15/38		3,282,000	3,183,580
5.95% 5/15/54		280,000	269,390
6% 6/15/48		2,369,000	2,289,846
6.125% 12/15/45		2,635,000	2,598,356
6.25% 4/15/49		1,925,000	1,917,209
6.4% 12/1/30		1,225,000	1,278,552
6.55% 12/1/33		965,000	1,017,131
6.625% 10/15/36		900,000	939,872
7.375% 2/1/31 (b)		590,000	612,518
Eni SpA 5.95% 5/15/54 (b)		240,000	237,315
Eni U.S.A., Inc. 7.3% 11/15/27		14,000	14,774
EnLink Midstream LLC 5.625% 1/15/28 (b)		595,000	587,816
EnLink Midstream Partners LP:
4.15% 6/1/25		22,000	21,624
4.85% 7/15/26		48,000	46,931
5.05% 4/1/45		313,000	255,746
5.45% 6/1/47		192,000	166,707
5.6% 4/1/44		56,000	49,162
Enterprise Products Operating LP:
3.125% 7/31/29		1,080,000	986,537
4.85% 3/15/44		3,215,000	2,909,570
5.25% 8/16/77 (e)		43,000	41,074
5.75% 3/1/35		23,000	22,975
EOG Resources, Inc. 3.9% 4/1/35		205,000	182,790
EQM Midstream Partners LP:
4% 8/1/24		65,000	64,719
4.125% 12/1/26		35,000	33,629
4.5% 1/15/29 (b)		147,000	136,999
4.75% 1/15/31 (b)		298,000	273,650
5.5% 7/15/28		204,000	200,034
6% 7/1/25 (b)		12,000	11,992
6.5% 7/1/27 (b)		518,000	522,344
6.5% 7/15/48		220,000	220,120
7.5% 6/1/27 (b)		290,000	296,289
7.5% 6/1/30 (b)		255,000	269,307
EQT Corp.:
3.125% 5/15/26 (b)		444,000	422,070
3.625% 5/15/31 (b)		738,000	645,532
3.9% 10/1/27		756,000	719,534
5% 1/15/29		2,139,000	2,079,928
7% 2/1/30		1,377,000	1,454,880
Equinor ASA:
3.7% 4/6/50		920,000	698,219
3.95% 5/15/43		300,000	248,556
7.15% 11/15/25		17,000	17,422
Exxon Mobil Corp.:
3.095% 8/16/49		125,000	85,175
4.114% 3/1/46		805,000	671,383
4.227% 3/19/40		490,000	432,813
FEL Energy VI SARL 5.75% 12/1/40 (b)		180,934	165,498
FLEX Intermediate Holdco, LLC:
3.363% 6/30/31 (b)		110,000	90,471
4.317% 12/30/39 (b)		47,000	33,899
Galaxy Pipeline Assets BidCo Ltd. 2.16% 3/31/34		486,240	411,510
Genesis Energy LP/Genesis Energy Finance Corp.:
7.75% 2/1/28		273,000	274,200
7.875% 5/15/32		55,000	55,117
8% 1/15/27		163,000	166,117
Global Partners LP/GLP Finance Corp. 7% 8/1/27		505,000	506,762
Gray Oak Pipeline LLC:
2.6% 10/15/25 (b)		109,000	104,367
3.45% 10/15/27 (b)		42,000	39,450
Gulfport Energy Corp.:
8% 5/17/26		273,555	277,305
8% 5/17/26 (b)		77,982	79,051
Gulfstream Natural Gas System LLC 6.19% 11/1/25 (b)		3,640,000	3,646,971
Harvest Midstream I LP 7.5% 5/15/32 (b)		455,000	461,170
Hess Corp.:
4.3% 4/1/27		840,000	817,660
5.6% 2/15/41		3,036,000	3,028,734
5.8% 4/1/47		4,517,000	4,528,385
7.125% 3/15/33		1,335,000	1,498,772
7.3% 8/15/31		2,018,000	2,252,235
7.875% 10/1/29		5,583,000	6,232,822
Hess Midstream Operations LP:
5.125% 6/15/28 (b)		280,000	269,736
5.5% 10/15/30 (b)		50,000	47,989
5.625% 2/15/26 (b)		832,000	826,751
HF Sinclair Corp. 5.875% 4/1/26		103,000	103,299
Hilcorp Energy I LP/Hilcorp Finance Co.:
5.75% 2/1/29 (b)		580,000	560,279
6% 4/15/30 (b)		800,000	771,997
6.25% 4/15/32 (b)		2,075,000	1,989,078
KazMunaiGaz National Co.:
3.5% 4/14/33 (b)		670,000	544,616
5.375% 4/24/30 (Reg. S)		200,000	193,540
Kinder Morgan Energy Partners LP:
5.4% 9/1/44		206,000	188,869
5.8% 3/15/35		164,000	163,945
Kinder Morgan, Inc.:
3.25% 8/1/50		351,000	224,274
5% 2/1/29		536,000	527,975
5.3% 12/1/34		213,000	206,326
Kinetik Holdings LP:
5.875% 6/15/30 (b)		1,095,000	1,067,065
6.625% 12/15/28 (b)		715,000	722,543
Korea National Oil Corp. 4.875% 4/3/29 (b)		300,000	294,949
Leviathan Bond Ltd.:
6.125% 6/30/25 (Reg. S) (b)		31,888	31,219
6.5% 6/30/27 (Reg. S) (b)		34,579	32,850
6.75% 6/30/30 (Reg. S) (b)		19,893	18,078
Marathon Petroleum Corp. 3.8% 4/1/28		5,590,000	5,313,123
Matador Resources Co. 6.5% 4/15/32 (b)		500,000	499,026
MEG Energy Corp.:
5.875% 2/1/29 (b)		341,000	330,952
7.125% 2/1/27 (b)		99,000	100,215
MPLX LP:
2.65% 8/15/30		3,205,000	2,737,600
4.125% 3/1/27		505,000	489,300
4.5% 4/15/38		1,125,000	978,632
4.7% 4/15/48		2,335,000	1,935,493
4.8% 2/15/29		1,505,000	1,473,344
4.95% 3/14/52		606,000	516,020
5.2% 3/1/47		3,284,000	2,951,271
5.5% 6/1/34		7,100,000	6,944,493
5.5% 2/15/49		4,516,000	4,179,291
MV24 Capital BV 6.748% 6/1/34 (b)		161,272	150,890
New Fortress Energy, Inc.:
6.5% 9/30/26 (b)		535,000	503,567
6.75% 9/15/25 (b)		273,000	269,770
8.75% 3/15/29 (b)		340,000	326,352
NGPL PipeCo LLC:
3.25% 7/15/31 (b)		1,447,000	1,229,059
4.875% 8/15/27 (b)		225,000	219,154
7.768% 12/15/37 (b)		242,000	276,833
Northwest Pipeline Corp. 4% 4/1/27		1,887,000	1,823,067
Occidental Petroleum Corp.:
3.5% 8/15/29		195,000	175,829
5.55% 3/15/26		1,410,000	1,408,210
6.2% 3/15/40		566,000	569,509
6.45% 9/15/36		4,200,000	4,374,886
6.6% 3/15/46		6,475,000	6,773,698
7.5% 5/1/31		8,296,000	9,129,952
7.875% 9/15/31		474,000	531,007
ONEOK Partners LP 6.65% 10/1/36		442,000	463,312
ONEOK, Inc.:
3.1% 3/15/30		3,705,000	3,283,496
4.2% 10/3/47		795,000	611,889
4.25% 9/15/46		190,000	148,500
4.45% 9/1/49		6,245,000	4,934,644
4.95% 7/13/47		705,000	602,770
6.05% 9/1/33		4,345,000	4,447,734
Ovintiv, Inc.:
5.15% 11/15/41		3,000,000	2,602,853
5.375% 1/1/26		310,000	308,392
5.65% 5/15/25		669,000	668,285
6.25% 7/15/33		117,000	120,117
7.1% 7/15/53		346,000	384,404
8.125% 9/15/30		6,179,000	6,949,394
PBF Holding Co. LLC/PBF Finance Corp. 6% 2/15/28		190,000	185,657
Permian Resources Operating LLC:
5.375% 1/15/26 (b)		95,000	93,848
5.875% 7/1/29 (b)		400,000	390,500
7% 1/15/32 (b)		500,000	510,805
8% 4/15/27 (b)		1,275,000	1,308,421
9.875% 7/15/31 (b)		105,000	116,175
Petrobras Global Finance BV:
6.25% 12/14/26	GBP	800,000	1,010,801
6.625% 1/16/34	GBP	400,000	487,268
Petroleos Mexicanos:
3.625% 11/24/25 (Reg. S)	EUR	860,000	902,788
4.25% 1/15/25		300,000	294,453
4.75% 2/26/29 (Reg. S)	EUR	3,000,000	2,853,692
4.875% 2/21/28 (Reg. S)	EUR	253,000	249,740
5.35% 2/12/28		90,000	79,380
5.95% 1/28/31		5,652,000	4,575,011
6.35% 2/12/48		218,000	140,599
6.5% 3/13/27		33,697,000	31,789,750
6.5% 1/23/29		990,000	895,356
6.625% 6/15/35		289,000	221,808
6.7% 2/16/32		2,720,000	2,284,528
6.75% 9/21/47		11,164,000	7,440,918
6.84% 1/23/30		5,702,000	5,042,222
6.875% 8/4/26		176,000	171,670
7.69% 1/23/50		79,110,000	57,425,949
10% 2/7/33		588,000	592,116
Phillips 66 Co.:
2.15% 12/15/30		385,000	318,454
3.75% 3/1/28		695,000	660,517
4.65% 11/15/34		29,000	26,889
4.9% 10/1/46		750,000	660,725
Pioneer Natural Resources Co.:
1.125% 1/15/26		83,000	77,649
1.9% 8/15/30		2,470,000	2,064,360
2.15% 1/15/31		285,000	239,228
5.1% 3/29/26		2,975,000	2,965,771
Plains All American Pipeline LP/PAA Finance Corp. 3.55% 12/15/29		2,689,000	2,443,372
PT Pertamina Persero 3.1% 8/27/30 (b)		600,000	524,625
Range Resources Corp.:
4.75% 2/15/30 (b)		24,000	22,260
4.875% 5/15/25		46,000	45,604
8.25% 1/15/29		394,000	409,361
Rockies Express Pipeline LLC:
4.8% 5/15/30 (b)		115,000	105,047
4.95% 7/15/29 (b)		245,000	226,930
Sabine Pass Liquefaction LLC:
4.2% 3/15/28		300,000	289,061
4.5% 5/15/30		11,534,000	11,016,698
5% 3/15/27		1,454,000	1,441,873
5.625% 3/1/25		2,937,000	2,931,163
5.875% 6/30/26		396,000	397,577
5.9% 9/15/37		987,000	1,011,220
Santos Finance Ltd.:
3.649% 4/29/31 (b)		4,800,000	4,157,794
6.875% 9/19/33 (b)		825,000	863,689
Shell International Finance BV:
2.875% 11/26/41		165,000	118,573
3% 11/26/51		95,000	61,896
3.625% 8/21/42		343,000	272,637
3.75% 9/12/46		65,000	50,512
4% 5/10/46		87,000	69,955
Sitio Royalties OP / Sitio Finance Corp. 7.875% 11/1/28 (b)		201,000	208,542
SM Energy Co.:
5.625% 6/1/25		43,000	42,834
6.625% 1/15/27		397,000	394,690
6.75% 9/15/26		371,000	370,429
Southwestern Energy Co.:
4.75% 2/1/32		1,192,000	1,080,430
5.375% 2/1/29		2,454,000	2,360,056
5.375% 3/15/30		88,000	84,648
5.7% 1/23/25 (h)		5,000	4,978
8.375% 9/15/28		49,000	50,593
Suncor Energy, Inc.:
3.75% 3/4/51		695,000	498,752
6.8% 5/15/38		390,000	416,846
Sunoco Logistics Partners, LP 7.25% 5/1/32 (b)		300,000	307,135
Sunoco LP/Sunoco Finance Corp.:
4.5% 5/15/29		425,000	389,999
5.875% 3/15/28		215,000	211,503
6% 4/15/27		464,000	459,932
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.:
5.5% 1/15/28 (b)		145,000	138,303
6% 3/1/27 (b)		413,000	404,387
6% 12/31/30 (b)		2,497,000	2,353,275
6% 9/1/31 (b)		225,000	210,739
Talos Production, Inc. 9% 2/1/29 (b)		50,000	52,454
Targa Resources Corp.:
4.2% 2/1/33		2,024,000	1,816,215
6.125% 3/15/33		1,053,000	1,081,106
6.5% 3/30/34		3,945,000	4,163,881
6.5% 2/15/53		1,050,000	1,098,087
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
4% 1/15/32		607,000	542,568
4.875% 2/1/31		1,392,000	1,321,984
5.5% 3/1/30		272,000	268,211
The Williams Companies, Inc.:
3.5% 11/15/30		11,542,000	10,391,516
3.75% 6/15/27		1,635,000	1,563,038
4.65% 8/15/32		6,660,000	6,311,079
4.9% 1/15/45		1,460,000	1,277,377
5.1% 9/15/45		105,000	95,283
5.3% 8/15/52		1,511,000	1,394,363
6.3% 4/15/40		550,000	569,624
TotalEnergies Capital International SA:
2.829% 1/10/30		800,000	715,007
3.127% 5/29/50		347,000	235,471
3.461% 7/12/49		300,000	217,401
TotalEnergies Capital SA:
5.488% 4/5/54		450,000	444,801
5.638% 4/5/64		1,020,000	1,015,490
TransCanada PipeLines Ltd.:
4.625% 3/1/34		735,000	682,825
4.75% 5/15/38		200,000	181,467
5.1% 3/15/49		25,000	22,608
Transcontinental Gas Pipe Line Co. LLC:
3.25% 5/15/30		3,285,000	2,939,645
3.95% 5/15/50		103,000	78,123
4% 3/15/28		442,000	423,043
4.6% 3/15/48		1,060,000	903,933
7.85% 2/1/26		368,000	379,066
TransMontaigne Partners LP 6.125% 2/15/26		600,000	571,788
Valero Energy Corp. 2.15% 9/15/27		36,000	32,575
Var Energi ASA 5% 5/18/27 (b)		5,410,000	5,279,370
Venture Global Calcasieu Pass LLC:
3.875% 8/15/29 (b)		706,000	635,827
3.875% 11/1/33 (b)		115,000	96,465
4.125% 8/15/31 (b)		285,000	251,703
6.25% 1/15/30 (b)		160,000	160,385
Venture Global LNG, Inc.:
8.125% 6/1/28 (b)		1,030,000	1,052,654
8.375% 6/1/31 (b)		296,000	305,235
9.5% 2/1/29 (b)		780,000	845,926
Viper Energy, Inc.:
5.375% 11/1/27 (b)		1,974,000	1,925,223
7.375% 11/1/31 (b)		730,000	754,019
Vital Energy, Inc. 7.875% 4/15/32 (b)		300,000	304,607
Western Midstream Operating LP:
4.65% 7/1/26		2,085,000	2,037,429
4.75% 8/15/28		1,465,000	1,425,380
			491,524,890
TOTAL ENERGY			495,828,148
FINANCIALS - 3.5%
Banks - 1.8%
ABN AMRO Bank NV:
2.47% 12/13/29 (b)(e)		600,000	525,590
3.875% 1/15/32 (Reg. S)	EUR	600,000	648,512
6.339% 9/18/27 (b)(e)		3,400,000	3,440,966
6.575% 10/13/26 (b)(e)		4,600,000	4,642,689
AIB Group PLC:
2.25% 4/4/28 (Reg. S) (e)	EUR	1,900,000	1,965,982
4.625% 7/23/29 (Reg. S) (e)	EUR	100,000	111,129
5.25% 10/23/31 (Reg. S) (e)	EUR	370,000	426,992
6.608% 9/13/29 (b)(e)		500,000	514,082
ASB Bank Ltd. 2.375% 10/22/31 (b)		200,000	162,398
Banco Bilbao Vizcaya Argentaria SA:
5.381% 3/13/29		200,000	200,234
6.033% 3/13/35 (e)		800,000	799,768
Banco Santander SA:
2.746% 5/28/25		200,000	194,251
3.49% 5/28/30		1,000,000	892,272
5.538% 3/14/30 (e)		2,000,000	1,984,591
5.552% 3/14/28 (e)		8,400,000	8,359,790
5.588% 8/8/28		1,400,000	1,408,156
Bank of America Corp.:
1.197% 10/24/26 (e)		1,743,000	1,639,293
1.658% 3/11/27 (e)		2,867,000	2,680,091
1.734% 7/22/27 (e)		155,000	143,134
1.898% 7/23/31 (e)		1,160,000	947,199
1.922% 10/24/31 (e)		2,615,000	2,120,824
2.087% 6/14/29 (e)		7,407,000	6,533,757
2.299% 7/21/32 (e)		3,678,000	2,993,166
2.496% 2/13/31 (e)		16,987,000	14,571,931
2.572% 10/20/32 (e)		1,435,000	1,183,780
2.592% 4/29/31 (e)		1,430,000	1,226,570
2.651% 3/11/32 (e)		16,511,000	13,876,713
2.676% 6/19/41 (e)		783,000	545,954
2.687% 4/22/32 (e)		4,511,000	3,791,193
2.972% 2/4/33 (e)		1,782,000	1,501,824
3.419% 12/20/28 (e)		255,000	238,742
3.559% 4/23/27 (e)		1,736,000	1,674,715
3.593% 7/21/28 (e)		720,000	683,270
3.705% 4/24/28 (e)		29,000	27,682
3.824% 1/20/28 (e)		525,000	504,726
3.97% 3/5/29 (e)		3,607,000	3,435,120
4.078% 4/23/40 (e)		7,964,000	6,756,158
4.25% 10/22/26		10,727,000	10,455,036
4.271% 7/23/29 (e)		3,660,000	3,512,702
4.376% 4/27/28 (e)		1,000,000	973,018
5.202% 4/25/29 (e)		612,000	608,695
5.288% 4/25/34 (e)		5,220,000	5,138,963
5.468% 1/23/35 (e)		4,763,000	4,731,703
5.819% 9/15/29 (e)		11,920,000	12,121,682
5.872% 9/15/34 (e)		590,000	603,299
6.204% 11/10/28 (e)		97,000	99,759
6.975% 3/7/37		43,000	46,385
Bank of Ireland Group PLC:
5.601% 3/20/30 (b)(e)		1,115,000	1,101,503
6.253% 9/16/26 (b)(e)		285,000	286,177
Bank of Montreal 5.511% 6/4/31		250,000	251,028
Banque Federative du Credit Mutuel SA 5.79% 7/13/28 (b)		200,000	203,589
Barclays PLC:
2.645% 6/24/31 (e)		2,865,000	2,414,844
2.667% 3/10/32 (e)		8,625,000	7,149,823
2.852% 5/7/26 (e)		10,143,000	9,872,096
4.836% 5/9/28		6,667,000	6,436,950
4.972% 5/16/29 (e)		15,000,000	14,660,155
5.088% 6/20/30 (e)		13,438,000	12,968,996
5.2% 5/12/26		1,701,000	1,679,642
5.262% 1/29/34 (Reg. S) (e)	EUR	960,000	1,116,674
5.501% 8/9/28 (e)		445,000	443,802
5.69% 3/12/30 (e)		583,000	582,624
5.829% 5/9/27 (e)		2,670,000	2,670,735
6.49% 9/13/29 (e)		990,000	1,023,532
6.496% 9/13/27 (e)		600,000	609,974
7.385% 11/2/28 (e)		620,000	652,809
7.437% 11/2/33 (e)		2,220,000	2,441,030
8.407% 11/14/32 (Reg. S) (e)	GBP	400,000	538,466
BNP Paribas SA:
1.904% 9/30/28 (b)(e)		400,000	356,514
2.159% 9/15/29 (b)(e)		7,570,000	6,587,480
2.219% 6/9/26 (b)(e)		9,163,000	8,841,236
2.5% 3/31/32 (Reg. S) (e)	EUR	900,000	927,270
3.132% 1/20/33 (b)(e)		3,670,000	3,099,557
5.176% 1/9/30 (b)(e)		680,000	674,297
5.497% 5/20/30 (b)(e)		645,000	642,217
5.738% 2/20/35 (b)(e)		530,000	528,448
BPCE SA:
1.5% 1/13/42 (Reg. S) (e)	EUR	800,000	797,461
3.116% 10/19/32 (b)(e)		500,000	411,246
4.75% 7/19/27 (b)		250,000	245,563
5.125% 1/18/28 (b)		541,000	536,401
5.281% 5/30/29 (b)		2,000,000	1,991,815
5.716% 1/18/30 (b)(e)		400,000	399,777
5.936% 5/30/35 (b)(e)		405,000	404,910
6.612% 10/19/27 (b)(e)		1,055,000	1,072,277
6.714% 10/19/29 (b)(e)		540,000	561,056
7.003% 10/19/34 (b)(e)		1,151,000	1,239,902
CaixaBank SA:
6.25% 2/23/33 (Reg. S) (e)	EUR	500,000	571,295
6.684% 9/13/27 (b)(e)		265,000	269,807
Cassa Depositi e Prestiti SpA:
5.75% 5/5/26 (b)		1,200,000	1,192,239
5.875% 4/30/29 (b)		3,600,000	3,625,524
Citibank NA:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.590% 5.917% 4/30/26 (e)(g)		300,000	300,393
5.803% 9/29/28		500,000	512,930
Citigroup, Inc.:
1.462% 6/9/27 (e)		360,000	332,307
2.52% 11/3/32 (e)		1,179,000	966,866
2.561% 5/1/32 (e)		3,331,000	2,769,328
2.572% 6/3/31 (e)		5,801,000	4,949,423
2.666% 1/29/31 (e)		15,919,000	13,782,760
2.904% 11/3/42 (e)		495,000	347,761
3.07% 2/24/28 (e)		1,065,000	1,002,019
3.106% 4/8/26 (e)		73,000	71,394
3.52% 10/27/28 (e)		3,098,000	2,918,418
3.668% 7/24/28 (e)		1,330,000	1,263,580
3.887% 1/10/28 (e)		150,000	144,505
3.98% 3/20/30 (e)		19,485,000	18,326,568
4.075% 4/23/29 (e)		9,985,000	9,539,348
4.3% 11/20/26		2,202,000	2,148,357
4.412% 3/31/31 (e)		15,729,000	14,935,748
4.45% 9/29/27		4,630,000	4,506,674
4.6% 3/9/26		3,500,000	3,442,950
4.75% 5/18/46		10,000,000	8,756,266
4.91% 5/24/33 (e)		549,000	526,472
5.174% 2/13/30 (e)		6,425,000	6,362,313
5.316% 3/26/41 (e)		244,000	235,889
5.875% 7/1/24 (Reg. S)	GBP	615,000	783,429
6.27% 11/17/33 (e)		616,000	645,844
6.625% 1/15/28		24,000	25,149
6.875% 6/1/25		18,000	18,204
7% 12/1/25		32,000	32,638
Citizens Financial Group, Inc. 2.638% 9/30/32		9,574,000	7,287,975
Comerica, Inc. 5.982% 1/30/30 (e)		3,345,000	3,297,250
Commerzbank AG:
4.875% 10/16/34 (Reg. S) (e)	EUR	500,000	540,484
8.625% 2/28/33 (Reg. S) (e)	GBP	100,000	134,660
Commonwealth Bank of Australia 3.61% 9/12/34 (b)(e)		3,419,000	3,068,103
Cooperatieve Rabobank UA:
3.649% 4/6/28 (b)(e)		665,000	632,754
3.822% 7/26/34 (Reg. S)	EUR	200,000	216,810
4% 1/10/30 (Reg. S)	EUR	500,000	550,789
4.375% 8/4/25		7,713,000	7,578,670
Corporacion Andina de Fomento 5% 1/24/29		745,000	737,237
Credit Agricole SA:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.870% 6.2173% 3/11/27 (b)(e)(g)		250,000	251,282
4% 1/10/33 (b)(e)		261,000	242,921
5.301% 7/12/28 (b)		725,000	728,724
5.335% 1/10/30 (b)(e)		250,000	248,392
6.316% 10/3/29 (b)(e)		655,000	675,194
Danske Bank A/S:
2.25% 1/14/28 (Reg. S) (e)	GBP	980,000	1,147,016
3.244% 12/20/25 (b)(e)		200,000	197,056
4.75% 6/21/30 (Reg. S) (e)	EUR	842,000	945,260
5.705% 3/1/30 (b)(e)		400,000	400,432
6.259% 9/22/26 (b)(e)		3,450,000	3,472,508
DNB Bank ASA 0.25% 2/23/29 (Reg. S) (e)	EUR	300,000	285,576
Export-Import Bank of Korea 5.125% 1/11/33		515,000	513,640
Fifth Third Bancorp:
4.337% 4/25/33 (e)		3,282,000	2,986,269
6.339% 7/27/29 (e)		2,815,000	2,885,859
First Citizens Bank & Trust Co. 6.125% 3/9/28		4,840,000	4,949,911
HAT Holdings I LLC/HAT Holdings II LLC:
3.375% 6/15/26 (b)		145,000	136,264
8% 6/15/27 (b)		130,000	134,930
HSBC Holdings PLC:
1.645% 4/18/26 (e)		200,000	192,921
2.013% 9/22/28 (e)		3,943,000	3,527,257
2.206% 8/17/29 (e)		3,594,000	3,147,072
2.804% 5/24/32 (e)		3,936,000	3,298,205
2.871% 11/22/32 (e)		288,000	239,833
3.973% 5/22/30 (e)		1,811,000	1,686,064
4.787% 3/10/32 (Reg. S) (e)	EUR	710,000	804,750
4.856% 5/23/33 (Reg. S) (e)	EUR	900,000	1,030,812
4.95% 3/31/30		1,855,000	1,816,385
5.21% 8/11/28 (e)		358,000	354,679
5.597% 5/17/28 (e)		6,865,000	6,884,419
5.733% 5/17/32 (e)		2,045,000	2,051,147
5.887% 8/14/27 (e)		2,285,000	2,300,421
6.161% 3/9/29 (e)		2,500,000	2,553,353
6.8% 9/14/31 (e)	GBP	240,000	325,136
7.39% 11/3/28 (e)		1,700,000	1,795,449
8.201% 11/16/34 (Reg. S) (e)	GBP	550,000	760,156
Huntington Bancshares, Inc.:
5.709% 2/2/35 (e)		3,290,000	3,232,280
6.208% 8/21/29 (e)		2,764,000	2,817,438
ING Groep NV:
1.726% 4/1/27 (e)		5,935,000	5,534,872
4.5% 5/23/29 (Reg. S) (e)	EUR	700,000	775,576
4.75% 5/23/34 (Reg. S) (e)	EUR	1,400,000	1,612,499
5.335% 3/19/30 (e)		200,000	198,406
Intesa Sanpaolo SpA:
4.95% 6/1/42 (b)(e)		468,000	351,557
5.017% 6/26/24 (b)		31,005,000	30,964,922
5.71% 1/15/26 (b)		10,048,000	9,950,868
6.625% 6/20/33 (b)		465,000	480,904
7.2% 11/28/33 (b)		865,000	930,144
JPMorgan Chase & Co.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.920% 6.249% 4/22/28 (e)(g)		500,000	502,650
1.04% 2/4/27 (e)		5,245,000	4,868,839
1.764% 11/19/31 (e)		776,000	625,970
1.953% 2/4/32 (e)		5,714,000	4,625,329
2.069% 6/1/29 (e)		2,035,000	1,798,123
2.522% 4/22/31 (e)		4,525,000	3,887,154
2.525% 11/19/41 (e)		22,775,000	15,571,469
2.58% 4/22/32 (e)		6,175,000	5,183,176
2.739% 10/15/30 (e)		5,365,000	4,719,128
2.956% 5/13/31 (e)		5,386,000	4,686,104
3.509% 1/23/29 (e)		6,550,000	6,164,462
3.761% 3/21/34 (Reg. S) (e)	EUR	450,000	482,889
3.882% 7/24/38 (e)		4,300,000	3,679,616
4.565% 6/14/30 (e)		716,000	692,429
4.851% 7/25/28 (e)		1,000,000	986,972
5.012% 1/23/30 (e)		1,487,000	1,467,299
5.336% 1/23/35 (e)		765,000	756,397
5.35% 6/1/34 (e)		410,000	406,717
5.571% 4/22/28 (e)		1,027,000	1,033,429
5.581% 4/22/30 (e)		300,000	303,265
5.766% 4/22/35 (e)		1,349,000	1,378,091
6.087% 10/23/29 (e)		8,173,000	8,410,548
Jyske Bank A/S:
5% 10/26/28 (e)	EUR	275,000	306,023
5.125% 5/1/35 (Reg. S) (e)	EUR	214,000	236,295
KBC Group NV 6.324% 9/21/34 (b)(e)		800,000	827,287
KeyCorp 6.401% 3/6/35 (e)		2,992,000	3,012,060
Lloyds Banking Group PLC:
1.627% 5/11/27 (e)		1,875,000	1,736,252
1.985% 12/15/31 (e)	GBP	665,000	771,612
3.511% 3/18/26 (e)		200,000	196,365
4.5% 1/11/29 (Reg. S) (e)	EUR	350,000	388,417
4.75% 9/21/31 (Reg. S) (e)	EUR	870,000	981,513
5.462% 1/5/28 (e)		200,000	199,467
5.679% 1/5/35 (e)		200,000	199,308
5.721% 6/5/30 (e)		590,000	593,387
5.871% 3/6/29 (e)		1,365,000	1,380,066
Magyar Export-Import Bank 6.125% 12/4/27 (b)		200,000	201,064
Mitsubishi UFJ Financial Group, Inc.:
1.538% 7/20/27 (e)		465,000	428,636
5.422% 2/22/29 (e)		2,350,000	2,358,554
5.475% 2/22/31 (e)		400,000	401,838
Mizuho Financial Group, Inc. 5.778% 7/6/29 (e)		1,765,000	1,786,573
National Australia Bank Ltd. 2.332% 8/21/30 (b)		450,000	368,878
NatWest Group PLC:
3.073% 5/22/28 (e)		5,999,000	5,600,525
3.622% 8/14/30 (Reg. S) (e)	GBP	1,900,000	2,364,156
4.771% 2/16/29 (Reg. S) (e)	EUR	800,000	891,510
4.8% 4/5/26		15,856,000	15,656,195
5.076% 1/27/30 (e)		400,000	391,884
5.778% 3/1/35 (e)		285,000	285,190
5.808% 9/13/29 (e)		240,000	242,403
5.847% 3/2/27 (e)		700,000	701,887
7.416% 6/6/33 (Reg. S) (e)	GBP	450,000	594,784
NatWest Markets PLC 5.41% 5/17/29 (b)		850,000	847,445
Nordea Bank Abp:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.740% 6.0847% 3/19/27 (b)(e)(g)		200,000	200,757
4.125% 5/5/28 (Reg. S)	EUR	1,000,000	1,101,478
5.375% 9/22/27 (b)		400,000	400,495
PNC Financial Services Group, Inc.:
2.307% 4/23/32 (e)		54,000	44,483
2.55% 1/22/30		427,000	371,195
2.6% 7/23/26		58,000	54,877
5.676% 1/22/35 (e)		215,000	215,008
5.939% 8/18/34 (e)		300,000	305,549
6.037% 10/28/33 (e)		1,865,000	1,913,881
6.615% 10/20/27 (e)		2,340,000	2,396,436
6.875% 10/20/34 (e)		1,300,000	1,408,951
Royal Bank of Canada 4.65% 1/27/26		127,000	125,337
Santander Holdings U.S.A., Inc. 6.174% 1/9/30 (e)		260,000	261,738
Santander UK Group Holdings PLC:
1.673% 6/14/27 (e)		7,160,000	6,600,314
2.469% 1/11/28 (e)		200,000	183,956
6.534% 1/10/29 (e)		200,000	205,280
6.833% 11/21/26 (e)		400,000	405,792
Societe Generale:
1.488% 12/14/26 (b)(e)		10,614,000	9,918,897
1.792% 6/9/27 (b)(e)		1,500,000	1,381,841
2.797% 1/19/28 (b)(e)		3,156,000	2,916,354
2.889% 6/9/32 (b)(e)		210,000	172,717
3.337% 1/21/33 (b)(e)		1,105,000	923,960
4.25% 4/14/25 (b)		22,306,000	21,940,604
4.75% 11/24/25 (b)		830,000	814,630
5.634% 1/19/30 (b)(e)		1,900,000	1,884,474
6.066% 1/19/35 (b)(e)		600,000	600,046
6.447% 1/12/27 (b)(e)		200,000	201,571
6.691% 1/10/34 (b)(e)		300,000	313,340
Standard Chartered PLC:
1.456% 1/14/27 (b)(e)		200,000	186,304
5.688% 5/14/28 (b)(e)		340,000	340,198
5.905% 5/14/35 (b)(e)		665,000	664,251
6.187% 7/6/27 (b)(e)		700,000	706,000
6.301% 1/9/29 (b)(e)		297,000	303,243
7.018% 2/8/30 (b)(e)		400,000	420,955
7.767% 11/16/28 (b)(e)		641,000	682,272
Sumitomo Mitsui Financial Group, Inc.:
5.52% 1/13/28		200,000	202,036
5.716% 9/14/28		405,000	411,723
5.766% 1/13/33		200,000	205,321
Sumitomo Mitsui Trust Bank Ltd. 5.65% 3/9/26 (b)		1,820,000	1,826,973
Svenska Handelsbanken AB 5.5% 6/15/28 (b)		943,000	945,799
The Toronto-Dominion Bank:
2% 9/10/31		180,000	145,251
4.456% 6/8/32		305,000	286,731
5.523% 7/17/28		51,000	51,452
Truist Financial Corp.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 7.160% 7.161% 10/30/29 (e)(g)		2,395,000	2,536,676
5.122% 1/26/34 (e)		1,035,000	985,697
5.435% 1/24/30 (e)		2,380,000	2,366,506
5.711% 1/24/35 (e)		235,000	233,505
5.867% 6/8/34 (e)		2,173,000	2,180,119
6.047% 6/8/27 (e)		194,000	195,435
U.S. Bancorp:
4.839% 2/1/34 (e)		2,000,000	1,884,340
5.384% 1/23/30 (e)		4,365,000	4,354,152
5.678% 1/23/35 (e)		330,000	329,510
5.836% 6/12/34 (e)		915,000	922,408
5.85% 10/21/33 (e)		1,080,000	1,092,273
UniCredit SpA:
1.982% 6/3/27 (b)(e)		200,000	185,772
3.127% 6/3/32 (b)(e)		2,515,000	2,124,268
5.861% 6/19/32 (b)(e)		46,000	45,047
7.296% 4/2/34 (b)(e)		124,000	127,463
Virgin Money UK PLC 7.625% 8/23/29 (Reg. S) (e)	GBP	900,000	1,234,500
Wachovia Corp. 7.574% 8/1/26		15,000	15,590
Wells Fargo & Co.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.070% 6.399% 4/22/28 (e)(g)		800,000	804,109
2.164% 2/11/26 (e)		2,000,000	1,951,235
2.393% 6/2/28 (e)		58,000	53,207
2.572% 2/11/31 (e)		3,439,000	2,959,636
2.879% 10/30/30 (e)		24,150,000	21,276,016
3% 10/23/26		376,000	356,607
3.068% 4/30/41 (e)		410,000	300,985
3.35% 3/2/33 (e)		4,525,000	3,902,024
3.584% 5/22/28 (e)		2,497,000	2,373,680
3.908% 4/25/26 (e)		335,000	329,560
4.3% 7/22/27		21,885,000	21,273,469
4.478% 4/4/31 (e)		15,500,000	14,760,512
4.65% 11/4/44		1,335,000	1,146,181
5.013% 4/4/51 (e)		2,285,000	2,083,501
5.198% 1/23/30 (e)		1,970,000	1,953,178
5.389% 4/24/34 (e)		1,134,000	1,116,071
5.499% 1/23/35 (e)		1,824,000	1,808,199
5.557% 7/25/34 (e)		3,149,000	3,134,906
5.574% 7/25/29 (e)		11,732,000	11,798,321
5.707% 4/22/28 (e)		5,565,000	5,603,092
6.303% 10/23/29 (e)		12,925,000	13,374,854
6.491% 10/23/34 (e)		1,595,000	1,696,478
Western Alliance Bancorp. 3% 6/15/31 (e)		65,000	58,175
Westpac Banking Corp.:
4.11% 7/24/34 (e)		4,937,000	4,537,984
5.535% 11/17/28		200,000	203,832
			787,727,424
Capital Markets - 0.8%
Ares Capital Corp. 3.875% 1/15/26		13,816,000	13,325,181
Athene Global Funding:
1.45% 1/8/26 (b)		61,000	57,024
1.608% 6/29/26 (b)		2,350,000	2,165,034
2.717% 1/7/29 (b)		4,805,000	4,238,033
2.95% 11/12/26 (b)		131,000	123,103
5.339% 1/15/27 (b)		7,937,000	8,038,304
5.583% 1/9/29 (b)		4,996,000	4,992,559
Bank of New York Mellon Corp.:
1.6% 4/24/25		525,000	507,362
4.289% 6/13/33 (e)		85,000	79,503
4.975% 3/14/30 (e)		200,000	197,921
6.317% 10/25/29 (e)		175,000	182,409
6.474% 10/25/34 (e)		610,000	656,973
Blackstone Holdings Finance Co. LLC 4.45% 7/15/45 (b)		4,000	3,290
Blackstone Private Credit Fund:
4.875% 4/14/26	GBP	645,000	793,515
7.05% 9/29/25		8,015,000	8,092,370
Brookfield Finance, Inc.:
3.9% 1/25/28		37,000	35,338
4.7% 9/20/47		3,000	2,556
4.85% 3/29/29		8,000	7,867
Cantor Fitzgerald LP 7.2% 12/12/28 (b)		2,350,000	2,417,760
CI Financial Corp. 7.5% 5/30/29 (b)		2,000,000	1,993,186
Credit Suisse AG:
2.95% 4/9/25		997,000	974,319
3.7% 2/21/25		652,000	642,674
4.75% 8/9/24		328,000	327,341
5% 7/9/27		546,000	539,799
7.5% 2/15/28		596,000	636,705
7.95% 1/9/25		500,000	506,320
Credit Suisse U.S.A., Inc. 7.125% 7/15/32		25,000	27,540
Deutsche Bank AG:
3.25% 5/24/28 (Reg. S) (e)	EUR	600,000	638,035
4% 6/24/32 (Reg. S) (e)	EUR	1,200,000	1,265,404
4.5% 4/1/25		13,996,000	13,812,550
6.125% 12/12/30 (Reg. S) (e)	GBP	1,100,000	1,410,421
Deutsche Bank AG New York Branch:
3.729% 1/14/32 (e)		400,000	337,047
5.371% 9/9/27		1,122,000	1,124,469
5.414% 5/10/29		375,000	374,331
6.72% 1/18/29 (e)		300,000	309,769
7.079% 2/10/34 (e)		1,760,000	1,808,046
7.146% 7/13/27 (e)		945,000	968,661
DTE Electric Securitization Funding II LLC 6.09% 9/1/38		300,000	317,262
FactSet Research Systems, Inc. 3.45% 3/1/32		90,000	77,631
Goldman Sachs Group, Inc.:
1.093% 12/9/26 (e)		501,000	467,668
1.431% 3/9/27 (e)		8,917,000	8,293,802
1.542% 9/10/27 (e)		494,000	451,547
1.948% 10/21/27 (e)		4,312,000	3,965,098
1.992% 1/27/32 (e)		8,522,000	6,877,595
2.383% 7/21/32 (e)		10,994,000	8,973,747
2.6% 2/7/30		541,000	471,187
2.615% 4/22/32 (e)		2,145,000	1,790,283
2.64% 2/24/28 (e)		1,850,000	1,719,357
2.65% 10/21/32 (e)		1,608,000	1,331,850
3.102% 2/24/33 (e)		2,314,000	1,963,910
3.21% 4/22/42 (e)		141,000	104,512
3.436% 2/24/43 (e)		42,000	31,847
3.5% 11/16/26		752,000	719,574
3.615% 3/15/28 (e)		269,000	256,538
3.691% 6/5/28 (e)		667,000	635,087
3.75% 5/22/25		140,000	137,573
3.814% 4/23/29 (e)		7,810,000	7,375,627
4.017% 10/31/38 (e)		5,487,000	4,656,933
4.223% 5/1/29 (e)		1,050,000	1,006,554
4.25% 10/21/25		10,000	9,822
4.387% 6/15/27 (e)		55,000	53,820
4.482% 8/23/28 (e)		357,000	347,891
5.727% 4/25/30 (e)		4,139,000	4,193,652
5.851% 4/25/35 (e)		1,563,000	1,596,250
6.484% 10/24/29 (e)		8,850,000	9,209,520
6.75% 10/1/37		50,954,000	55,302,577
Hightower Holding LLC 6.75% 4/15/29 (b)		350,000	328,120
Jane Street Group LLC/JSG Finance, Inc. 4.5% 11/15/29 (b)		65,000	60,182
Jefferies Financial Group, Inc.:
2.625% 10/15/31		5,530,000	4,461,210
2.75% 10/15/32		1,355,000	1,073,731
5.875% 7/21/28		2,330,000	2,341,877
6.25% 1/15/36		27,000	27,368
LPL Holdings, Inc. 4% 3/15/29 (b)		445,000	412,529
Macquarie Group Ltd.:
2.691% 6/23/32 (b)(e)		166,000	136,711
5.033% 1/15/30 (b)(e)		23,000	22,563
Moody's Corp. 2% 8/19/31		302,000	243,816
Morgan Stanley:
1.794% 2/13/32 (e)		7,193,000	5,727,374
1.928% 4/28/32 (e)		7,313,000	5,842,585
2.188% 4/28/26 (e)		36,000	34,878
2.239% 7/21/32 (e)		903,000	732,265
2.475% 1/21/28 (e)		400,000	371,627
2.484% 9/16/36 (e)		230,000	181,344
2.511% 10/20/32 (e)		4,281,000	3,515,702
2.699% 1/22/31 (e)		32,891,000	28,624,836
2.802% 1/25/52 (e)		105,000	66,156
2.943% 1/21/33 (e)		3,423,000	2,882,872
3.125% 7/27/26		22,000	21,017
3.217% 4/22/42 (e)		350,000	261,080
3.622% 4/1/31 (e)		13,084,000	11,943,012
3.772% 1/24/29 (e)		40,000	37,912
3.79% 3/21/30 (e)	EUR	100,000	107,987
3.875% 1/27/26		874,000	852,514
3.955% 3/21/35 (Reg. S) (e)	EUR	450,000	484,328
4% 7/23/25		1,000,000	983,780
4.35% 9/8/26		2,070,000	2,024,987
4.431% 1/23/30 (e)		4,461,000	4,297,007
4.457% 4/22/39 (e)		158,000	141,558
4.656% 3/2/29 (e)	EUR	400,000	446,102
5% 11/24/25		24,000	23,811
5.123% 2/1/29 (e)		5,101,000	5,067,335
5.173% 1/16/30 (e)		2,413,000	2,395,739
5.424% 7/21/34 (e)		426,000	421,587
5.449% 7/20/29 (e)		2,058,000	2,065,202
5.466% 1/18/35 (e)		360,000	357,413
5.652% 4/13/28 (e)		400,000	402,715
5.656% 4/18/30 (e)		4,255,000	4,310,694
5.831% 4/19/35 (e)		3,100,000	3,161,923
5.948% 1/19/38 (e)		97,000	96,301
6.407% 11/1/29 (e)		8,767,000	9,124,077
MSCI, Inc.:
3.875% 2/15/31 (b)		323,000	288,427
4% 11/15/29 (b)		98,000	90,147
Nomura Holdings, Inc.:
2.608% 7/14/31		1,155,000	947,551
2.648% 1/16/25		1,075,000	1,053,250
Northern Trust Corp. 3.375% 5/8/32 (e)		29,000	27,235
Nuveen LLC:
4% 11/1/28 (b)		20,000	19,135
5.55% 1/15/30 (b)		200,000	200,450
S&P Global, Inc.:
2.9% 3/1/32		415,000	356,879
3.25% 12/1/49		315,000	221,728
UBS Group AG:
1.305% 2/2/27 (b)(e)		500,000	463,727
1.494% 8/10/27 (b)(e)		2,100,000	1,919,153
2.125% 11/15/29 (Reg. S) (e)	GBP	700,000	778,502
2.593% 9/11/25 (b)(e)		13,060,000	12,941,754
2.746% 2/11/33 (b)(e)		876,000	715,940
3.091% 5/14/32 (b)(e)		10,550,000	8,990,108
3.126% 8/13/30 (b)(e)		2,640,000	2,354,812
3.75% 3/26/25		15,667,000	15,423,494
4.125% 6/9/33 (Reg. S) (e)	EUR	1,060,000	1,154,873
4.194% 4/1/31 (b)(e)		12,540,000	11,656,800
4.282% 1/9/28 (b)		430,000	411,797
4.55% 4/17/26		3,490,000	3,431,339
4.75% 3/17/32 (Reg. S) (e)	EUR	1,880,000	2,126,589
4.751% 5/12/28 (b)(e)		937,000	916,343
4.875% 5/15/45		500,000	455,951
5.617% 9/13/30 (b)(e)		585,000	586,041
5.699% 2/8/35 (b)(e)		927,000	925,717
6.246% 9/22/29 (b)(e)		6,500,000	6,683,463
6.301% 9/22/34 (b)(e)		286,000	298,604
			377,507,069
Consumer Finance - 0.4%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
2.45% 10/29/26		3,899,000	3,627,926
3% 10/29/28		12,580,000	11,366,111
3.3% 1/30/32		4,200,000	3,577,408
4.45% 4/3/26		4,282,000	4,199,477
5.75% 6/6/28		190,000	191,575
6.5% 7/15/25		4,320,000	4,352,949
Ally Financial, Inc.:
5.75% 11/20/25		281,000	279,728
5.8% 5/1/25		6,894,000	6,889,333
7.1% 11/15/27		6,180,000	6,430,535
American Express Co.:
1.65% 11/4/26		60,000	55,048
2.55% 3/4/27		373,000	347,579
5.282% 7/27/29 (e)		546,000	545,687
5.389% 7/28/27 (e)		1,187,000	1,185,713
Capital One Financial Corp.:
1.878% 11/2/27 (e)		63,000	57,563
2.618% 11/2/32 (e)		45,000	36,419
3.65% 5/11/27		15,820,000	15,098,999
3.8% 1/31/28		7,795,000	7,387,964
4.985% 7/24/26 (e)		6,515,000	6,454,680
5.247% 7/26/30 (e)		6,880,000	6,720,621
7.624% 10/30/31 (e)		3,995,000	4,369,316
Capstone Borrower, Inc. 8% 6/15/30 (b)		65,000	66,027
Discover Financial Services:
3.95% 11/6/24		2,567,000	2,544,837
4.5% 1/30/26		6,463,000	6,339,083
6.7% 11/29/32		1,592,000	1,663,791
Ford Motor Credit Co. LLC:
2.7% 8/10/26		1,100,000	1,028,116
2.9% 2/16/28		275,000	247,704
3.625% 6/17/31		7,580,000	6,475,177
4% 11/13/30		265,000	234,897
4.063% 11/1/24		22,139,000	21,959,037
4.125% 8/17/27		1,395,000	1,322,904
4.271% 1/9/27		85,000	81,680
4.445% 2/14/30	EUR	400,000	434,497
4.542% 8/1/26		200,000	194,502
4.687% 6/9/25		180,000	178,060
5.113% 5/3/29		400,000	385,265
5.125% 6/16/25		135,000	133,989
5.8% 3/8/29		200,000	198,822
5.85% 5/17/27		1,085,000	1,084,505
6.125% 3/8/34		566,000	558,921
6.798% 11/7/28		5,840,000	6,030,307
6.86% 6/5/26	GBP	640,000	833,341
7.122% 11/7/33		600,000	632,799
OneMain Finance Corp.:
3.875% 9/15/28		850,000	756,094
4% 9/15/30		425,000	361,189
5.375% 11/15/29		94,000	87,421
6.625% 1/15/28		115,000	114,247
6.875% 3/15/25		1,241,000	1,249,851
7.125% 3/15/26		704,000	714,334
7.5% 5/15/31		1,155,000	1,155,548
7.875% 3/15/30		215,000	219,036
Synchrony Financial:
3.95% 12/1/27		8,719,000	8,162,549
4.25% 8/15/24		6,050,000	6,028,703
5.15% 3/19/29		10,716,000	10,268,088
			164,919,952
Financial Services - 0.3%
Aon Corp. / Aon Global Holdings PLC:
2.6% 12/2/31		472,000	392,709
5.35% 2/28/33		247,000	243,268
Aviation Capital Group LLC:
4.125% 8/1/25 (b)		107,000	104,703
4.875% 10/1/25 (b)		122,000	120,110
5.5% 12/15/24 (b)		16,000	15,946
Block, Inc.:
2.75% 6/1/26		110,000	103,596
3.5% 6/1/31		233,000	199,577
6.5% 5/15/32 (b)		230,000	232,137
Boost Newco Borrower LLC 7.5% 1/15/31 (b)		630,000	652,971
BP Capital Markets America, Inc.:
2.721% 1/12/32		720,000	610,578
2.772% 11/10/50		119,000	73,387
2.939% 6/4/51		186,000	118,476
3% 2/24/50		278,000	181,043
3.001% 3/17/52		373,000	240,884
4.812% 2/13/33		2,665,000	2,577,530
4.893% 9/11/33		1,909,000	1,853,325
4.989% 4/10/34		134,000	130,448
British Airways Pass Through Trust 2018-1AA equipment trust certificate 3.8% 3/20/33 (b)		14,272	13,350
Consumers 2023 Securitization Funding LLC 5.21% 9/1/31		473,000	472,767
Corebridge Financial, Inc.:
3.9% 4/5/32		6,908,000	6,167,008
4.35% 4/5/42		701,000	577,908
4.4% 4/5/52		2,074,000	1,643,344
Crown Castle Towers LLC/Crown Atlantic Holdings Sub LLC/Crown Communication, Inc. 3.663% 5/15/45 (b)		82,000	80,187
DH Europe Finance II SARL 3.25% 11/15/39		305,000	239,871
Fidelity National Information Services, Inc.:
3.1% 3/1/41		3,540,000	2,524,036
4.5% 8/15/46		58,000	47,767
Fiserv, Inc.:
3.2% 7/1/26		80,000	76,602
3.5% 7/1/29		7,395,000	6,825,776
3.85% 6/1/25		1,540,000	1,512,280
5.45% 3/2/28		1,260,000	1,265,742
Freedom Mortgage Corp. 12% 10/1/28 (b)		400,000	432,278
GGAM Finance Ltd.:
6.875% 4/15/29 (b)		145,000	146,112
7.75% 5/15/26 (b)		265,000	270,027
8% 2/15/27 (b)		510,000	524,775
Global Payments, Inc.:
2.9% 5/15/30		370,000	320,410
2.9% 11/15/31		464,000	386,188
3.2% 8/15/29		455,000	405,950
5.3% 8/15/29		84,000	82,922
Gn Bondco LLC 9.5% 10/15/31 (b)		2,995,000	2,728,558
Greystone Commercial Capital Trust 1 month U.S. LIBOR + 2.270% 7.705% 5/31/25 (b)(e)(f)(g)		7,700,000	6,622,000
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.375% 2/1/29		60,000	50,004
4.75% 9/15/24		190,000	189,710
5.25% 5/15/27		848,000	779,100
6.25% 5/15/26		1,391,000	1,356,387
6.375% 12/15/25		323,000	322,727
9% 6/15/30 (b)		440,000	434,210
ILFC E-Capital Trust I CME Term SOFR 3 Month Index + 1.810% 7.1446% 12/21/65 (b)(e)(g)		156,000	124,941
Indian Railway Finance Corp. Ltd. 3.57% 1/21/32 (b)		1,010,000	885,328
Jackson Financial, Inc.:
3.125% 11/23/31		750,000	621,869
5.17% 6/8/27		2,958,000	2,926,626
5.67% 6/8/32		3,183,000	3,186,270
Jbs U.S.A. Holding Lux/ Jbs U.S.A. F:
2.5% 1/15/27		6,705,000	6,174,441
3% 2/2/29		390,000	344,831
3% 5/15/32		7,125,000	5,786,690
3.625% 1/15/32		1,194,000	1,023,777
4.375% 2/2/52		1,620,000	1,199,880
5.125% 2/1/28		8,005,000	7,867,100
5.5% 1/15/30		14,915,000	14,565,503
5.75% 4/1/33		5,185,000	5,109,764
6.5% 12/1/52		400,000	401,286
6.75% 3/15/34 (b)		210,000	220,636
7.25% 11/15/53 (b)		581,000	635,786
KfW:
0% 9/17/30 (Reg. S)	EUR	2,000,000	1,803,375
0.75% 1/15/29 (Reg. S)	EUR	800,000	784,351
Leighton Finance U.S.A. Pty Ltd. 1.5% 5/28/29 (Reg. S)	EUR	895,000	844,550
LSEG U.S. Finance Corp. 4.875% 3/28/27 (b)		300,000	296,886
MasterCard, Inc. 3.65% 6/1/49		200,000	153,089
Nationstar Mortgage Holdings, Inc.:
5.5% 8/15/28 (b)		95,000	90,666
5.75% 11/15/31 (b)		2,000,000	1,849,024
6% 1/15/27 (b)		809,000	797,934
NCR Atleos Corp. 9.5% 4/1/29 (b)		1,202,000	1,296,787
PennyMac Financial Services, Inc.:
4.25% 2/15/29 (b)		1,200,000	1,075,330
5.75% 9/15/31 (b)		575,000	528,788
Penske Truck Leasing Co. LP / PTL Finance Corp.:
1.2% 11/15/25 (b)		83,000	77,855
5.35% 3/30/29 (b)		300,000	298,416
5.55% 5/1/28 (b)		5,455,000	5,474,967
Pine Street Trust I 4.572% 2/15/29 (b)		7,798,000	7,425,286
Pine Street Trust II 5.568% 2/15/49 (b)		7,800,000	7,113,635
Power Finance Corp. Ltd.:
1.841% 9/21/28 (Reg. S)	EUR	2,400,000	2,307,615
6.15% 12/6/28 (b)		3,050,000	3,107,188
Rocket Mortgage LLC / Rocket Mortgage Co-Issuer Inc:
3.625% 3/1/29 (b)		265,000	236,994
3.875% 3/1/31 (b)		71,000	61,370
Rocket Mortgage LLC / Rocket Mortgage Co.-Issuer, Inc.:
2.875% 10/15/26 (b)		293,000	272,576
4% 10/15/33 (b)		17,000	14,114
Sammons Financial Group, Inc. 6.875% 4/15/34 (b)		300,000	304,963
Visa, Inc. 2.7% 4/15/40		183,000	132,830
			131,772,001
Insurance - 0.2%
Admiral Group PLC 8.5% 1/6/34 (Reg. S)	GBP	400,000	563,269
AFLAC, Inc. 3.6% 4/1/30		73,000	67,309
AIA Group Ltd. 0.88% 9/9/33 (Reg. S) (e)	EUR	395,000	369,337
Alleghany Corp. 3.25% 8/15/51		25,000	16,760
Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer 4.25% 10/15/27 (b)		340,000	317,946
American International Group, Inc. 4.75% 4/1/48		168,000	150,155
Aon Corp. 6.25% 9/30/40		7,000	7,385
Arch Capital Finance LLC 4.011% 12/15/26		4,745,000	4,583,376
Argentum Netherlands BV 5.625% 8/15/52 (Reg. S) (e)		3,225,000	3,163,744
Arthur J. Gallagher & Co. 5.75% 7/15/54		180,000	174,897
Baylor Scott & White Holdings:
Series 2021, 2.839% 11/15/50		120,000	78,705
1.777% 11/15/30		870,000	707,048
Berkshire Hathaway Finance Corp.:
2.5% 1/15/51		355,000	214,558
3.85% 3/15/52		374,000	287,494
Chubb INA Holdings, Inc. 3.15% 3/15/25		1,765,000	1,733,408
Cincinnati Financial Corp. 6.125% 11/1/34		32,000	33,285
CNA Financial Corp.:
3.9% 5/1/29		1,400,000	1,316,074
5.125% 2/15/34		115,000	110,004
CNO Global Funding 5.875% 6/4/27 (b)		450,000	451,102
Equitable Financial Life Global Funding 1.7% 11/12/26 (b)		10,000	9,110
Everest Reinsurance Holdings, Inc. 3.5% 10/15/50		2,100,000	1,402,814
F&G Annuities & Life, Inc. 6.5% 6/4/29 (d)		380,000	379,396
F&G Global Funding 1.75% 6/30/26 (b)		23,000	21,079
Fairfax Financial Holdings Ltd.:
3.375% 3/3/31		4,595,000	3,970,162
5.625% 8/16/32		6,100,000	5,977,549
6% 12/7/33 (b)		3,200,000	3,220,974
Farmers Exchange Capital II 6.151% 11/1/53 (b)(e)		500,000	437,907
Farmers Exchange Capital III 5.454% 10/15/54 (b)(e)		3,335,000	2,756,116
Fidelidade-Companhia de Seguros SA 4.25% 9/4/31 (Reg. S) (e)	EUR	500,000	523,797
Fidelity & Guaranty Life Holdings, Inc. 5.5% 5/1/25 (b)		360,000	358,210
Five Corners Funding Trust II 2.85% 5/15/30 (b)		12,846,000	11,202,774
FWD Group Holdings Ltd. 8.4% 4/5/29 (b)		373,000	380,535
Great-West Lifeco Finance 2018, LP 4.581% 5/17/48 (b)		21,000	17,933
Guardian Life Global Funding 5.737% 10/2/28 (b)		200,000	204,804
Guardian Life Insurance Co. of America 4.85% 1/24/77 (b)		7,000	5,770
Hartford Financial Services Group, Inc. 2.8% 8/19/29		246,000	218,599
High Street Funding Trust I 4.111% 2/15/28 (b)		388,000	364,609
HUB International Ltd. 7.25% 6/15/30 (b)		295,000	299,729
Jackson National Life Global Funding 3.875% 6/11/25 (b)		77,000	75,500
Liberty Mutual Group, Inc.:
3.951% 10/15/50 (b)		13,000	9,460
4.569% 2/1/29 (b)		9,380,000	9,055,283
Lincoln National Corp.:
3.05% 1/15/30		490,000	432,742
3.4% 1/15/31		2,550,000	2,235,998
6.3% 10/9/37		110,000	112,364
Manulife Financial Corp. 4.15% 3/4/26		55,000	53,924
Markel Group, Inc. 4.3% 11/1/47		900,000	716,642
Marsh & McLennan Companies, Inc.:
2.9% 12/15/51		284,000	177,815
5.45% 3/15/53		122,000	118,085
5.45% 3/15/54		293,000	284,772
5.7% 9/15/53		86,000	86,418
MetLife, Inc.:
4.125% 8/13/42		49,000	40,534
5% 7/15/52		270,000	247,154
6.5% 12/15/32		20,000	21,765
Metropolitan Life Global Funding I:
4.3% 8/25/29 (b)		2,000,000	1,916,711
5.15% 3/28/33 (b)		920,000	906,424
Mutual of Omaha Companies Global Funding:
5.35% 4/9/27 (b)		3,250,000	3,239,338
5.45% 12/12/28 (b)		200,000	200,780
Nationwide Mutual Insurance Co. 3 month U.S. LIBOR + 2.290% 7.8809% 12/15/24 (b)(e)(g)		5,490,000	5,493,205
New York Life Global Funding 3% 1/10/28 (b)		107,000	99,537
New York Life Insurance Co. 6.75% 11/15/39 (b)		8,000	8,860
Northwestern Mutual Global Funding 5.16% 5/28/31 (b)		280,000	278,793
Pacific Life Insurance Co. 4.3% 10/24/67 (b)(e)		79,000	60,371
Panther Escrow Issuer LLC 7.125% 6/1/31 (b)		190,000	191,581
Pricoa Global Funding I 5.375% 5/15/45 (e)		5,278,000	5,205,880
Principal Financial Group, Inc. 3.7% 5/15/29		37,000	34,273
Principal Life Global Funding II 3% 4/18/26 (b)		17,000	16,248
Protective Life Global Funding:
1.9% 7/6/28 (b)		1,595,000	1,410,780
5.467% 12/8/28 (b)		333,000	335,077
Prudential Financial, Inc.:
3.878% 3/27/28		15,000	14,350
3.905% 12/7/47		251,000	193,144
Prudential Funding Asia PLC:
2.95% 11/3/33 (Reg. S) (e)		2,100,000	1,855,665
3.125% 4/14/30		290,000	258,401
QBE Insurance Group Ltd.:
2.5% 9/13/38 (Reg. S) (e)	GBP	800,000	870,945
6.75% 12/2/44 (Reg. S) (e)		2,025,000	2,014,875
RGA Global Funding 5.448% 5/24/29 (b)		2,000,000	2,000,448
Ryan Specialty Group LLC 4.375% 2/1/30 (b)		165,000	152,227
Swiss Re Finance Luxembourg SA 5% 4/2/49 (b)(e)		1,200,000	1,152,432
Teachers Insurance & Annuity Association of America:
3.3% 5/15/50 (b)		2,310,000	1,556,888
4.27% 5/15/47 (b)		43,000	34,583
4.375% 9/15/54 (b)(e)		2,100,000	2,086,663
4.9% 9/15/44 (b)		14,000	12,428
The Chubb Corp. 6% 5/11/37		130,000	137,182
Unum Group:
4% 6/15/29		5,961,000	5,582,073
4.125% 6/15/51		1,830,000	1,335,779
5.75% 8/15/42		2,238,000	2,157,019
W.R. Berkley Corp. 3.55% 3/30/52		94,000	63,957
Zurich Finance (Ireland) DAC 3.5% 5/2/52 (Reg. S) (e)		900,000	745,848
			101,388,944
Mortgage Real Estate Investment Trusts - 0.0%
Arbor Realty Trust, Inc.:
4.5% 9/1/26 (b)		570,000	519,648
4.5% 3/15/27 (b)		877,000	775,969
5% 4/30/26		146,000	136,136
Great Ajax Operating Partnership LP 8.875% 9/1/27 (b)		672,000	645,370
Starwood Property Trust, Inc. 7.25% 4/1/29 (b)		300,000	298,352
			2,375,475
TOTAL FINANCIALS			1,565,690,865
HEALTH CARE - 0.8%
Biotechnology - 0.1%
AbbVie, Inc.:
2.95% 11/21/26		35,000	33,244
4.05% 11/21/39		11,443,000	9,873,897
4.55% 3/15/35		1,470,000	1,385,061
4.7% 5/14/45		4,915,000	4,433,202
4.875% 11/14/48		335,000	307,538
5.05% 3/15/34		2,426,000	2,400,144
5.35% 3/15/44		695,000	684,229
5.4% 3/15/54		140,000	138,011
Amgen, Inc.:
2.6% 8/19/26		3,835,000	3,629,096
2.8% 8/15/41		495,000	348,640
3.15% 2/21/40		155,000	115,975
5.25% 3/2/30		4,514,000	4,525,789
5.25% 3/2/33		3,916,000	3,886,218
5.6% 3/2/43		8,292,000	8,213,026
5.65% 3/2/53		2,686,000	2,650,924
5.75% 3/2/63		5,763,000	5,674,382
Biogen, Inc. 2.25% 5/1/30		790,000	665,114
CSL Finance PLC 5.106% 4/3/34 (b)		640,000	627,200
Emergent BioSolutions, Inc. 3.875% 8/15/28 (b)		194,000	115,866
Gilead Sciences, Inc.:
1.65% 10/1/30		276,000	225,096
2.6% 10/1/40		2,988,000	2,048,492
4.5% 2/1/45		190,000	163,185
4.8% 4/1/44		304,000	273,369
Grifols SA 4.75% 10/15/28 (b)		1,055,000	917,880
Regeneron Pharmaceuticals, Inc. 1.75% 9/15/30		195,000	158,909
			53,494,487
Health Care Equipment & Supplies - 0.0%
Abbott Laboratories 4.75% 11/30/36		240,000	231,513
AdaptHealth LLC 4.625% 8/1/29 (b)		128,000	109,619
Avantor Funding, Inc.:
3.875% 7/15/28 (Reg. S)	EUR	2,500,000	2,638,028
4.625% 7/15/28 (b)		573,000	539,202
Baxter International, Inc. 3.132% 12/1/51		200,000	125,135
Becton, Dickinson & Co.:
3.7% 6/6/27		168,000	160,855
3.794% 5/20/50		160,000	120,560
4.874% 2/8/29		600,000	592,119
5.11% 2/8/34		91,000	88,773
Boston Scientific Corp. 2.65% 6/1/30		2,585,000	2,253,076
Hologic, Inc.:
3.25% 2/15/29 (b)		511,000	456,240
4.625% 2/1/28 (b)		33,000	31,684
Medline Borrower LP:
3.875% 4/1/29 (b)		3,402,000	3,096,421
5.25% 10/1/29 (b)		248,000	233,784
Medline Borrower LP / Medline Co. 6.25% 4/1/29 (b)		915,000	915,185
Smith & Nephew PLC 5.15% 3/20/27		250,000	248,876
Solventum Corp.:
5.45% 2/25/27 (b)		188,000	187,711
6% 5/15/64 (b)		476,000	454,608
Stryker Corp. 3.375% 11/1/25		430,000	417,841
Teleflex, Inc. 4.25% 6/1/28 (b)		210,000	196,226
Werfenlife SA 4.625% 6/6/28 (Reg. S)	EUR	400,000	438,664
			13,536,120
Health Care Providers & Services - 0.4%
180 Medical, Inc. 3.875% 10/15/29 (b)		500,000	449,712
Acadia Healthcare Co., Inc.:
5% 4/15/29 (b)		273,000	257,354
5.5% 7/1/28 (b)		118,000	114,741
Aetna, Inc.:
3.875% 8/15/47		426,000	312,326
4.125% 11/15/42		51,000	40,372
4.5% 5/15/42		6,000	5,019
4.75% 3/15/44		95,000	80,881
AHS Hospital Corp. 2.78% 7/1/51		315,000	197,033
Ascension Health:
2.532% 11/15/29		295,000	259,556
3.106% 11/15/39		610,000	468,237
3.945% 11/15/46		20,000	16,475
Banner Health 1.897% 1/1/31		71,000	58,461
BayCare Health System, Inc. 3.831% 11/15/50		2,320,000	1,820,134
Cencora, Inc. 2.7% 3/15/31		5,980,000	5,073,321
Centene Corp.:
2.45% 7/15/28		6,335,000	5,585,832
2.625% 8/1/31		2,980,000	2,424,734
3% 10/15/30		1,673,000	1,422,464
3.375% 2/15/30		5,670,000	4,991,691
4.25% 12/15/27		5,825,000	5,543,018
4.625% 12/15/29		7,750,000	7,295,627
Children's Health System of Texas 2.511% 8/15/50		360,000	216,414
Children's Hospital District of Columbia 2.928% 7/15/50		22,000	14,035
Childrens Hospital Corp. 4.115% 1/1/47		265,000	221,994
CHS/Community Health Systems, Inc.:
4.75% 2/15/31 (b)		744,000	587,447
5.625% 3/15/27 (b)		564,000	534,193
6.875% 4/15/29 (b)		140,000	109,554
Cigna Group:
2.375% 3/15/31		65,000	54,055
2.4% 3/15/30		3,689,000	3,167,306
3.2% 3/15/40		2,430,000	1,794,868
3.25% 4/15/25		355,000	348,039
4.375% 10/15/28		6,825,000	6,596,259
4.5% 2/25/26		2,540,000	2,503,401
CommonSpirit Health:
1.547% 10/1/25		37,000	34,986
2.782% 10/1/30		37,000	31,823
3.91% 10/1/50		36,000	27,135
5.205% 12/1/31		9,840,000	9,658,642
Cottage Health Obligated Group 3.304% 11/1/49		14,000	9,939
CVS Health Corp.:
1.3% 8/21/27		400,000	352,773
2.7% 8/21/40		9,385,000	6,224,027
4.25% 4/1/50		759,000	574,651
4.3% 3/25/28		152,000	146,492
4.78% 3/25/38		1,320,000	1,174,116
5.125% 2/21/30		1,525,000	1,499,629
5.125% 7/20/45		1,965,000	1,734,552
5.25% 2/21/33		70,000	68,045
5.4% 6/1/29		1,000,000	998,838
5.773% 1/10/33 (b)		7,646	7,554
5.875% 6/1/53		1,125,000	1,078,438
DaVita, Inc.:
3.75% 2/15/31 (b)		1,956,000	1,641,480
4.625% 6/1/30 (b)		737,000	660,265
Elevance Health, Inc.:
3.6% 3/15/51		249,000	178,616
3.65% 12/1/27		1,260,000	1,198,919
4.101% 3/1/28		1,570,000	1,513,624
4.375% 12/1/47		89,000	74,006
4.55% 3/1/48		86,000	72,514
4.625% 5/15/42		1,770,000	1,563,109
4.85% 8/15/54		88,000	72,921
Encompass Health Corp.:
4.5% 2/1/28		150,000	141,703
4.625% 4/1/31		41,000	37,058
4.75% 2/1/30		486,000	449,815
Fresenius Medical Care U.S. Finance III, Inc. 1.875% 12/1/26 (b)		660,000	598,335
Hartford Healthcare 3.447% 7/1/54		68,000	48,489
HCA Holdings, Inc.:
2.375% 7/15/31		775,000	632,268
3.5% 9/1/30		2,925,000	2,617,408
3.5% 7/15/51		553,000	369,014
4.5% 2/15/27		709,000	691,942
4.625% 3/15/52		260,000	209,581
5.25% 4/15/25		210,000	209,095
5.25% 6/15/26		232,000	230,677
5.25% 6/15/49		510,000	452,379
5.375% 2/1/25		305,000	303,962
5.45% 4/1/31		1,698,000	1,687,307
5.5% 6/15/47		590,000	547,795
5.6% 4/1/34		754,000	747,489
5.625% 9/1/28		1,159,000	1,164,239
5.875% 2/15/26		2,442,000	2,445,693
6% 4/1/54		110,000	108,020
7.75% 7/15/36		2,700,000	3,053,996
HealthEquity, Inc. 4.5% 10/1/29 (b)		45,000	41,222
Humana, Inc.:
5.375% 4/15/31		200,000	198,032
5.875% 3/1/33		88,000	89,154
5.95% 3/15/34		411,000	419,077
ICON Investments Six Designated Activity 5.809% 5/8/27		800,000	806,140
Kaiser Foundation Hospitals:
2.81% 6/1/41		6,820,000	4,901,632
3.002% 6/1/51		975,000	646,897
Kedrion SpA 6.5% 9/1/29 (b)		989,000	900,237
Laboratory Corp. of America Holdings 3.6% 2/1/25		1,410,000	1,390,226
Memorial Health Services 3.447% 11/1/49		18,000	13,161
Memorial Sloan-Kettring Cancer Center:
2.955% 1/1/50		290,000	192,982
4.125% 7/1/52		6,000	4,918
4.2% 7/1/55		22,000	18,171
5% 7/1/42		350,000	335,481
Methodist Hospital 2.705% 12/1/50		820,000	511,807
MidMichigan Health 3.409% 6/1/50		27,000	19,235
ModivCare Escrow Issuer, Inc. 5% 10/1/29 (b)		964,000	684,596
Modivcare, Inc. 5.875% 11/15/25 (b)		570,000	566,782
Molina Healthcare, Inc.:
3.875% 11/15/30 (b)		100,000	87,200
3.875% 5/15/32 (b)		155,000	131,154
Mount Sinai Hospital:
3.737% 7/1/49		460,000	330,508
3.981% 7/1/48		19,000	14,893
Multicare Health System 2.803% 8/15/50		10,000	5,908
New York & Presbyterian Hospital:
2.606% 8/1/60		20,000	11,146
4.024% 8/1/45		600,000	500,039
4.063% 8/1/56		390,000	309,337
NYU Hospitals Center:
3.38% 7/1/55		32,000	21,871
4.368% 7/1/47		810,000	711,019
OhioHealth Corp. 2.297% 11/15/31		8,505,000	7,036,968
Owens & Minor, Inc.:
4.375% 12/15/24		35,000	34,640
4.5% 3/31/29 (b)		320,000	282,402
6.625% 4/1/30 (b)		134,000	127,403
PeaceHealth Obligated Group 1.375% 11/15/25		165,000	154,601
Pediatrix Medical Group, Inc. 5.375% 2/15/30 (b)		170,000	146,462
Piedmont Healthcare, Inc.:
2.719% 1/1/42		1,780,000	1,234,845
2.864% 1/1/52		1,055,000	660,548
Prime Healthcare Services 7.25% 11/1/25 (b)		1,325,000	1,327,412
Providence St. Joseph Health Obligated Group:
2.532% 10/1/29		2,405,000	2,103,612
2.746% 10/1/26		180,000	168,830
Quest Diagnostics, Inc.:
2.95% 6/30/30		54,000	47,610
4.7% 3/30/45		150,000	132,200
5.75% 1/30/40		93,000	89,436
Radiology Partners, Inc. 7.775% 1/31/29 pay-in-kind (b)(e)		291,335	268,392
Sabra Health Care LP 3.2% 12/1/31		8,620,000	7,103,533
Sentara Healthcare 2.927% 11/1/51		565,000	369,688
Stanford Health Care 3.027% 8/15/51		680,000	457,666
Surgery Center Holdings, Inc. 7.25% 4/15/32 (b)		165,000	166,238
Sutter Health 4.091% 8/15/48		780,000	639,634
Tenet Healthcare Corp.:
4.25% 6/1/29		1,613,000	1,492,183
4.375% 1/15/30		300,000	275,879
4.625% 6/15/28		2,684,000	2,550,743
5.125% 11/1/27		2,570,000	2,504,198
6.125% 6/15/30		688,000	681,372
6.25% 2/1/27		14,000	13,989
Texas Health Resources:
2.328% 11/15/50		14,000	8,018
4.33% 11/15/55		31,000	25,911
Toledo Hospital 5.325% 11/15/28		2,792,000	2,627,970
UnitedHealth Group, Inc.:
2.9% 5/15/50		399,000	258,006
3.05% 5/15/41		2,030,000	1,499,018
3.125% 5/15/60		552,000	348,269
3.25% 5/15/51		4,092,000	2,803,224
3.75% 10/15/47		32,000	24,467
3.875% 8/15/59		124,000	92,063
3.95% 10/15/42		17,000	14,068
4.25% 4/15/47		770,000	644,700
4.25% 6/15/48		672,000	554,654
4.5% 4/15/33		5,670,000	5,379,819
4.625% 11/15/41		110,000	99,722
4.75% 5/15/52		99,000	87,638
4.95% 5/15/62		275,000	244,835
5.05% 4/15/53		1,087,000	1,002,504
5.2% 4/15/63		8,203,000	7,601,556
5.8% 3/15/36		820,000	853,857
5.875% 2/15/53		368,000	380,914
UPMC Health System:
5.035% 5/15/33		800,000	782,426
5.377% 5/15/43		655,000	648,351
Yale-New Haven Health Services 2.496% 7/1/50		28,000	16,637
			169,839,848
Health Care Technology - 0.0%
IQVIA, Inc.:
5% 10/15/26 (b)		230,000	224,869
5% 5/15/27 (b)		200,000	194,281
5.7% 5/15/28		3,150,000	3,163,265
6.5% 5/15/30 (b)		210,000	212,080
			3,794,495
Life Sciences Tools & Services - 0.0%
Agilent Technologies, Inc.:
2.1% 6/4/30		86,000	72,026
2.3% 3/12/31		1,245,000	1,033,938
Charles River Laboratories International, Inc.:
3.75% 3/15/29 (b)		347,000	313,879
4.25% 5/1/28 (b)		330,000	309,551
Thermo Fisher Scientific, Inc.:
2.8% 10/15/41		620,000	441,658
5.086% 8/10/33		350,000	347,382
			2,518,434
Pharmaceuticals - 0.3%
1375209 BC Ltd. 9% 1/30/28 (b)		800,000	772,934
AstraZeneca Finance LLC 4.875% 3/3/33		430,000	424,059
Bausch Health Americas, Inc.:
8.5% 1/31/27 (b)		258,000	186,898
9.25% 4/1/26 (b)		136,000	126,713
Bausch Health Companies, Inc.:
4.875% 6/1/28 (b)		580,000	424,850
5% 2/15/29 (b)		400,000	206,000
5.25% 1/30/30 (b)		825,000	418,688
5.25% 2/15/31 (b)		4,796,000	2,398,000
5.5% 11/1/25 (b)		596,000	562,082
5.75% 8/15/27 (b)		178,000	140,620
6.25% 2/15/29 (b)		1,500,000	802,500
7% 1/15/28 (b)		375,000	215,625
Bayer AG 4.625% 5/26/33 (Reg. S)	EUR	450,000	497,801
Bayer U.S. Finance II LLC:
4.25% 12/15/25 (b)		44,740,000	43,641,013
4.375% 12/15/28 (b)		800,000	755,713
4.4% 7/15/44 (b)		3,231,000	2,488,589
4.625% 6/25/38 (b)		570,000	474,102
4.875% 6/25/48 (b)		930,000	753,328
Bayer U.S. Finance LLC:
6.125% 11/21/26 (b)		200,000	201,642
6.375% 11/21/30 (b)		1,740,000	1,778,988
6.5% 11/21/33 (b)		3,885,000	3,974,729
Bristol-Myers Squibb Co.:
2.35% 11/13/40		407,000	268,957
3.7% 3/15/52		673,000	491,884
3.9% 3/15/62		260,000	187,294
4.125% 6/15/39		300,000	259,456
5.1% 2/22/31		124,000	123,718
5.55% 2/22/54		1,218,000	1,199,197
5.65% 2/22/64		390,000	381,095
6.4% 11/15/63		50,000	54,535
Catalent Pharma Solutions 3.5% 4/1/30 (b)		985,000	936,292
Elanco Animal Health, Inc. 6.65% 8/28/28 (e)		1,693,000	1,706,915
Eli Lilly & Co.:
4.7% 2/9/34		4,350,000	4,227,902
4.95% 2/27/63		320,000	295,371
Haleon U.S. Capital LLC:
3.375% 3/24/27		250,000	237,946
3.625% 3/24/32		1,305,000	1,164,382
Jazz Securities DAC 4.375% 1/15/29 (b)		95,000	87,382
Merck & Co., Inc.:
3.4% 3/7/29		1,400,000	1,312,744
5% 5/17/53		203,000	189,812
5.15% 5/17/63		99,000	93,471
Mylan NV:
5.2% 4/15/48		1,415,000	1,140,058
5.4% 11/29/43		1,480,000	1,277,438
Organon & Co. / Organon Foreign Debt Co-Issuer BV:
4.125% 4/30/28 (b)		290,000	267,868
5.125% 4/30/31 (b)		1,210,000	1,069,286
Pfizer Investment Enterprises:
4.75% 5/19/33		1,044,000	1,009,447
5.3% 5/19/53		1,165,000	1,113,774
5.34% 5/19/63		959,000	901,158
Pfizer, Inc.:
3.9% 3/15/39		86,000	73,032
4.1% 9/15/38		87,000	76,513
4.3% 6/15/43		117,000	100,534
4.4% 5/15/44		280,000	249,045
Roche Holdings, Inc.:
4.79% 3/8/29 (b)		250,000	248,219
5.489% 11/13/30 (b)		1,000,000	1,021,391
Royalty Pharma PLC 1.2% 9/2/25		80,000	75,741
Takeda Pharmaceutical Co. Ltd.:
2.05% 3/31/30		2,244,000	1,887,192
3.025% 7/9/40		2,010,000	1,473,279
Utah Acquisition Sub, Inc.:
3.95% 6/15/26		8,154,000	7,866,216
5.25% 6/15/46		190,000	155,668
Viatris, Inc.:
2.3% 6/22/27		120,000	108,929
2.7% 6/22/30		5,898,000	4,965,793
3.85% 6/22/40		13,139,000	9,591,147
4% 6/22/50		2,911,000	1,963,629
Wyeth LLC 5.95% 4/1/37		32,000	33,593
Zoetis, Inc.:
2% 5/15/30		173,000	144,470
5.6% 11/16/32		141,000	143,978
			111,420,625
TOTAL HEALTH CARE			354,604,009
INDUSTRIALS - 0.5%
Aerospace & Defense - 0.2%
BAE Systems PLC:
3.4% 4/15/30 (b)		3,684,000	3,318,933
5.25% 3/26/31 (b)		224,000	222,053
Bombardier, Inc.:
6% 2/15/28 (b)		3,890,000	3,826,589
7.125% 6/15/26 (b)		2,157,000	2,191,439
7.875% 4/15/27 (b)		3,139,000	3,142,321
8.75% 11/15/30 (b)		200,000	214,598
BWX Technologies, Inc.:
4.125% 6/30/28 (b)		220,000	202,726
4.125% 4/15/29 (b)		602,000	550,918
HEICO Corp. 5.25% 8/1/28		1,220,000	1,216,826
Howmet Aerospace, Inc.:
5.95% 2/1/37		575,000	588,172
6.75% 1/15/28		345,000	359,267
Huntington Ingalls Industries, Inc. 2.043% 8/16/28		94,000	82,079
L3Harris Technologies, Inc.:
4.4% 6/15/28		298,000	288,321
5.25% 6/1/31		1,495,000	1,479,305
5.35% 6/1/34		422,000	416,529
5.4% 1/15/27		3,030,000	3,038,970
5.4% 7/31/33		1,375,000	1,363,795
5.6% 7/31/53		120,000	118,926
Lockheed Martin Corp.:
1.85% 6/15/30		219,000	182,639
3.6% 3/1/35		86,000	75,021
4.15% 6/15/53		290,000	234,096
4.5% 5/15/36		146,000	135,894
4.7% 5/15/46		145,000	131,162
Moog, Inc. 4.25% 12/15/27 (b)		360,000	337,073
Northrop Grumman Corp.:
4.7% 3/15/33		206,000	198,149
4.75% 6/1/43		545,000	488,217
4.9% 6/1/34		154,000	148,649
4.95% 3/15/53		172,000	155,568
Precision Castparts Corp. 4.375% 6/15/45		70,000	61,187
Rolls-Royce PLC 5.75% 10/15/27 (b)		965,000	964,420
RTX Corp.:
1.9% 9/1/31		210,000	167,120
2.375% 3/15/32		1,000,000	813,315
3.03% 3/15/52		200,000	127,235
4.125% 11/16/28		742,000	710,796
4.35% 4/15/47		4,000	3,299
4.5% 6/1/42		138,000	119,978
5.15% 2/27/33		413,000	406,249
5.375% 2/27/53		126,000	119,670
5.4% 5/1/35		888,000	881,363
5.75% 1/15/29		2,015,000	2,067,170
6.05% 6/1/36		296,000	306,155
6.1% 3/15/34		321,000	335,933
6.4% 3/15/54		100,000	109,022
6.7% 8/1/28		712,000	750,477
Spirit Aerosystems, Inc. 9.375% 11/30/29 (b)		211,000	226,353
Textron, Inc.:
2.45% 3/15/31		3,245,000	2,701,879
3.9% 9/17/29		83,000	77,417
The Boeing Co.:
2.196% 2/4/26		6,159,000	5,780,400
2.25% 6/15/26		810,000	751,822
2.7% 2/1/27		246,000	225,765
2.75% 2/1/26		50,000	47,317
3.1% 5/1/26		53,000	50,229
3.25% 2/1/35		1,770,000	1,337,029
3.6% 5/1/34		2,400,000	1,911,552
3.9% 5/1/49		985,000	659,525
5.04% 5/1/27		700,000	684,114
5.15% 5/1/30		4,430,000	4,226,779
5.805% 5/1/50		8,335,000	7,463,412
5.93% 5/1/60		7,400,000	6,527,046
6.259% 5/1/27 (b)		524,000	527,478
6.298% 5/1/29 (b)		4,226,000	4,260,249
6.388% 5/1/31 (b)		7,077,000	7,158,793
6.528% 5/1/34 (b)		7,272,000	7,373,213
6.858% 5/1/54 (b)		2,554,000	2,590,324
7.008% 5/1/64 (b)		2,780,000	2,804,007
TransDigm, Inc.:
6.375% 3/1/29 (b)		845,000	843,167
6.625% 3/1/32 (b)		550,000	551,630
VistaJet Malta Finance PLC / XO Management Holding, Inc. 9.5% 6/1/28 (b)		182,000	165,527
Wesco Aircraft Holdings, Inc. 9% (b)(c)		238,000	32,725
			91,629,376
Air Freight & Logistics - 0.0%
Cargo Aircraft Management, Inc. 4.75% 2/1/28 (b)		160,000	145,600
GXO Logistics, Inc. 6.25% 5/6/29		800,000	811,133
Rand Parent LLC 8.5% 2/15/30 (b)		215,000	210,202
			1,166,935
Building Products - 0.0%
Advanced Drain Systems, Inc. 5% 9/30/27 (b)		500,000	483,613
Builders FirstSource, Inc. 4.25% 2/1/32 (b)		915,000	799,072
Carlisle Companies, Inc. 2.2% 3/1/32		1,890,000	1,504,898
Carrier Global Corp.:
4.5% 11/29/32	EUR	300,000	337,484
5.9% 3/15/34		3,068,000	3,187,055
6.2% 3/15/54		792,000	849,374
EMRLD Borrower LP / Emerald Co. 6.625% 12/15/30 (b)		962,000	963,676
Griffon Corp. 5.75% 3/1/28		431,000	416,626
Jeld-Wen, Inc.:
4.625% 12/15/25 (b)		275,000	269,649
4.875% 12/15/27 (b)		1,426,000	1,336,145
Masco Corp. 1.5% 2/15/28		60,000	52,309
MITER Brands Acquisition Holdco, Inc. / MIWD Borrower LLC 6.75% 4/1/32 (b)		245,000	243,374
Owens Corning:
3.95% 8/15/29		130,000	122,294
4.3% 7/15/47		735,000	597,707
Standard Industries, Inc./New Jersey:
3.375% 1/15/31 (b)		92,000	76,759
4.375% 7/15/30 (b)		476,000	424,773
4.75% 1/15/28 (b)		3,884,000	3,700,074
5% 2/15/27 (b)		10,000	9,697
			15,374,579
Commercial Services & Supplies - 0.0%
ACCO Brands Corp. 4.25% 3/15/29 (b)		462,000	409,824
ADT Corp.:
4.125% 8/1/29 (b)		348,000	316,079
4.875% 7/15/32 (b)		853,000	769,788
Advocate Health & Hospitals Corp. 3.387% 10/15/49		510,000	369,378
Allied Universal Holdco LLC 7.875% 2/15/31 (b)		170,000	169,475
Allied Universal Holdco LLC / Allied Universal Finance Corp.:
6% 6/1/29 (b)		1,175,000	1,002,901
6.625% 7/15/26 (b)		50,000	49,971
Artera Services LLC 8.5% 2/15/31 (b)		225,000	229,901
Atlas Luxco 4 SARL / Allied Universal Holdco LLC / Allied Universal Finance Corp.:
4.625% 6/1/28 (b)		1,030,000	929,864
4.625% 6/1/28 (b)		520,000	468,194
Brand Industrial Services, Inc. 10.375% 8/1/30 (b)		160,000	171,767
Clean Harbors, Inc. 6.375% 2/1/31 (b)		45,000	44,921
CoreCivic, Inc. 8.25% 4/15/29		115,000	120,093
Garda World Security Corp.:
4.625% 2/15/27 (b)		54,000	51,315
9.5% 11/1/27 (b)		24,000	24,020
GFL Environmental, Inc.:
3.75% 8/1/25 (b)		118,000	115,198
4% 8/1/28 (b)		325,000	297,180
4.75% 6/15/29 (b)		463,000	430,952
6.75% 1/15/31 (b)		655,000	668,111
Madison IAQ LLC 4.125% 6/30/28 (b)		1,142,000	1,058,199
Pitney Bowes, Inc.:
6.875% 3/15/27 (b)		55,000	51,045
7.25% 3/15/29 (b)		110,000	98,180
Prime Securities Services Borrower LLC/Prime Finance, Inc.:
3.375% 8/31/27 (b)		385,000	353,248
5.75% 4/15/26 (b)		203,000	201,563
Republic Services, Inc.:
1.45% 2/15/31		58,000	45,796
2.375% 3/15/33		3,000	2,385
Stericycle, Inc. 3.875% 1/15/29 (b)		834,000	757,242
The Ford Foundation 2.815% 6/1/70		85,000	49,354
The GEO Group, Inc. 8.625% 4/15/29 (b)		245,000	252,180
Waste Management, Inc.:
1.5% 3/15/31		80,000	63,831
3.9% 3/1/35		104,000	91,620
4.625% 2/15/33		192,000	184,606
Williams Scotsman, Inc.:
4.625% 8/15/28 (b)		110,000	102,709
7.375% 10/1/31 (b)		125,000	128,368
			10,079,258
Construction & Engineering - 0.0%
AECOM 5.125% 3/15/27		1,175,000	1,144,003
Arcosa, Inc. 4.375% 4/15/29 (b)		65,000	60,206
Bioceanico Sovereign Certificate Ltd. 0% 6/5/34 (b)		130,161	97,133
Dycom Industries, Inc. 4.5% 4/15/29 (b)		492,000	457,106
Greensaif Pipelines Bidco SARL 6.51% 2/23/42 (b)		200,000	205,370
MasTec, Inc.:
4.5% 8/15/28 (b)		297,000	280,305
6.625% 8/15/29 (b)		43,000	40,368
Maxim Crane Works Holdings Capital LLC 11.5% 9/1/28 (b)		900,000	957,086
SRS Distribution, Inc. 4.625% 7/1/28 (b)		343,000	341,026
TMS Issuer SARL 5.78% 8/23/32 (Reg. S)		1,160,000	1,176,240
			4,758,843
Electrical Equipment - 0.0%
EnerSys 4.375% 12/15/27 (b)		31,000	29,229
Regal Rexnord Corp.:
6.05% 2/15/26		41,000	41,112
6.05% 4/15/28		83,000	84,257
6.3% 2/15/30		35,000	35,830
6.4% 4/15/33		49,000	50,437
Sensata Technologies BV:
4% 4/15/29 (b)		370,000	336,113
5% 10/1/25 (b)		16,000	16,116
Vertiv Group Corp. 4.125% 11/15/28 (b)		526,000	487,563
Wesco Distribution, Inc.:
6.375% 3/15/29 (b)		565,000	567,068
6.625% 3/15/32 (b)		415,000	417,014
7.125% 6/15/25 (b)		1,500,000	1,499,363
7.25% 6/15/28 (b)		1,733,000	1,765,392
			5,329,494
Ground Transportation - 0.0%
Alpha Trains Finance SA 2.064% 6/30/30	EUR	950,000	994,462
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
5.375% 3/1/29 (b)		58,000	52,923
5.75% 7/15/27 (b)		379,000	363,826
8% 2/15/31 (b)		120,000	118,390
Burlington Northern Santa Fe LLC:
2.875% 6/15/52		461,000	289,531
3.05% 2/15/51		302,000	198,719
3.55% 2/15/50		166,000	120,997
4.375% 9/1/42		73,000	63,381
5.2% 4/15/54		1,082,000	1,028,980
5.4% 6/1/41		150,000	148,548
6.15% 5/1/37		21,000	22,574
7.082% 5/13/29		2,000	2,175
Canadian Pacific Railway Co.:
2.875% 11/15/29		265,000	236,345
3.1% 12/2/51		115,000	76,216
CSX Corp.:
4.5% 11/15/52		45,000	38,431
6.15% 5/1/37		1,475,000	1,578,392
Genesee & Wyoming, Inc. 6.25% 4/15/32 (b)		415,000	410,191
Mobico Group PLC 4.875% 9/26/31 (Reg. S)	EUR	750,000	776,842
Norfolk Southern Corp.:
2.9% 8/25/51		497,000	308,702
3.155% 5/15/55		729,000	461,443
3.95% 10/1/42		105,000	84,485
4.05% 8/15/52		145,000	111,387
5.35% 8/1/54		133,000	126,482
RXO, Inc. 7.5% 11/15/27 (b)		150,000	153,375
Uber Technologies, Inc. 4.5% 8/15/29 (b)		907,000	855,055
Union Pacific Corp.:
2.4% 2/5/30		95,000	82,606
2.973% 9/16/62		150,000	88,987
3.5% 2/14/53		135,000	96,889
3.55% 5/20/61		130,000	88,988
3.6% 9/15/37		1,015,000	850,762
3.839% 3/20/60		532,000	389,331
4.1% 9/15/67		132,000	99,280
XPO, Inc.:
6.25% 6/1/28 (b)		213,000	212,357
7.125% 6/1/31 (b)		645,000	658,122
7.125% 2/1/32 (b)		850,000	865,562
			12,054,736
Industrial Conglomerates - 0.0%
Honeywell International, Inc. 5.25% 3/1/54		330,000	319,922
Machinery - 0.1%
Allison Transmission, Inc.:
3.75% 1/30/31 (b)		86,000	74,522
4.75% 10/1/27 (b)		7,000	6,730
5.875% 6/1/29 (b)		326,000	320,717
Chart Industries, Inc. 7.5% 1/1/30 (b)		799,000	822,897
Eaton Corp.:
4.15% 3/15/33		95,000	88,605
4.15% 11/2/42		73,000	62,355
ESAB Corp. 6.25% 4/15/29 (b)		443,000	444,015
Flowserve Corp. 2.8% 1/15/32		405,000	332,418
Hillenbrand, Inc. 3.75% 3/1/31		291,000	250,713
OT Merger Corp. 7.875% 10/15/29 (b)		750,000	391,298
Otis Worldwide Corp. 5.25% 8/16/28		208,000	208,877
Parker Hannifin Corp.:
3.25% 3/1/27		45,000	42,873
4.25% 9/15/27		160,000	155,537
6.25% 5/15/38		12,000	12,748
Pentair Finance SA 4.5% 7/1/29		8,070,000	7,769,087
Terex Corp. 5% 5/15/29 (b)		180,000	169,290
Trinity Industries, Inc. 7.75% 7/15/28 (b)		230,000	237,005
Westinghouse Air Brake Tech Co.:
3.45% 11/15/26		1,490,000	1,420,725
4.7% 9/15/28		10,335,000	10,107,834
5.611% 3/11/34		355,000	356,083
Xylem, Inc. 1.95% 1/30/28		15,000	13,440
			23,287,769
Passenger Airlines - 0.1%
Air Canada 2013-1 Pass Through Trust equipment trust certificate 4.125% 11/15/26 (b)		89,359	87,253
Air Canada 2015-1 Pass Through Trust equipment trust certificate 3.6% 9/15/28 (b)		72,403	68,385
Air Canada 2015-2 Class AA equipment trust certificate 3.75% 6/15/29 (b)		20,427	19,124
Air Canada 2017-1 Pass-Through Trust:
2017-1, 3.3% 7/15/31 (b)		420,264	379,672
equipment trust certificate:
3.55% 7/15/31 (b)		25,144	22,330
3.7% 7/15/27 (b)		54,012	51,400
American Airlines 2015-2 Pass Through Trust equipment trust certificate 4% 3/22/29		54,028	50,946
American Airlines pass-thru trust Series 2017-2 Class AA, 3.35% 4/15/31		337,633	309,091
American Airlines, Inc.:
equipment trust certificate 3.2% 12/15/29		19,561	18,026
3% 4/15/30		25,256	22,926
7.25% 2/15/28 (b)		80,000	79,884
8.5% 5/15/29 (b)		185,000	190,814
American Airlines, Inc. / AAdvantage Loyalty IP Ltd.:
5.5% 4/20/26 (b)		361,347	357,933
5.75% 4/20/29 (b)		1,815,520	1,755,725
British Airways 2013-1 Class A Pass Through Trust equipment trust certificate 4.625% 12/20/25 (b)		8,356	8,350
British Airways 2018-1 Class A Pass Through Trust equipment trust certificate 4.125% 3/20/33 (b)		42,524	39,499
British Airways 2019-1 Class AA Pass Through Trust equipment trust certificate:
3.3% 6/15/34 (b)		13,161	11,809
3.35% 12/15/30 (b)		26,450	24,606
Delta Air Lines Pass Through Trust 2015-1AA equipment trust certificate 3.625% 1/30/29		75,545	71,115
Delta Air Lines, Inc. 2% 12/10/29		241,170	218,208
JetBlue Airways Corp. 2.75% 11/15/33		1,426,899	1,218,717
Jetblue pass-thru certificates Series 2020-1 Class A, 4% 5/15/34		154,194	141,704
Mexico City Airport Trust:
4.25% 10/31/26 (b)		4,270,000	4,115,554
5.5% 10/31/46 (b)		1,092,000	925,470
5.5% 7/31/47 (b)		3,767,000	3,173,698
Mileage Plus Holdings LLC 6.5% 6/20/27 (b)		157,080	157,231
Southwest Airlines Co. 5.125% 6/15/27		5,340,000	5,306,173
Spirit Airlines 2017-1AA Pass Through Trust equipment trust certificate 3.375% 8/15/31		16,147	14,290
United Airlines 2014-1 Pass Through Trust equipment trust certificate 4% 10/11/27		55,414	53,534
United Airlines 2014-2 Pass Through Trust equipment trust certificate 3.75% 3/3/28		8,945	8,567
United Airlines 2016-2 Class A Pass Through Trust 3.1% 4/7/30		19,327	17,255
United Airlines 2016-2 Class AA Pass Through Trust 2.875% 4/7/30		34,655	31,363
United Airlines 2016-2 Class B Pass Through Trust 3.65% 4/7/27		25,711	24,871
United Airlines 2019-1 Class A Pass Through Trust 4.55% 2/25/33		40,884	39,008
United Airlines 2019-1 Class AA Pass Through Trust 4.15% 2/25/33		34,488	32,125
United Airlines Holdings, Inc. 4.875% 1/15/25		65,000	64,527
United Airlines Pass-Through Trust:
Series 2018-1, 3.5% 9/1/31		839,837	768,887
Series 2023-1 Class A, 5.8% 7/15/37		2,830,000	2,839,031
United Airlines pass-thru trust equipment trust certificate 3.1% 1/7/30		25,624	23,591
United Airlines pass-thru Trust Series 2013-1A Class O, 4.3% 2/15/27		118,872	116,369
United Airlines, Inc.:
equipment trust certificate Series 2012-2B 4% 4/29/26		99,395	98,680
4.375% 4/15/26 (b)		2,190,000	2,110,198
4.625% 4/15/29 (b)		595,000	549,959
United Airlines, Inc. 2018-1A Pass Through Trust 3.7% 9/1/31		27,186	24,488
United Airlines, Inc. 2019-2AA Pass Through Trust 2.7% 11/1/33		447,601	382,686
			26,025,072
Professional Services - 0.0%
Booz Allen Hamilton, Inc.:
3.875% 9/1/28 (b)		320,000	300,124
4% 7/1/29 (b)		45,000	41,913
Equifax, Inc.:
2.35% 9/15/31		250,000	204,325
2.6% 12/1/24		2,095,000	2,063,274
TriNet Group, Inc.:
3.5% 3/1/29 (b)		165,000	145,644
7.125% 8/15/31 (b)		110,000	111,039
			2,866,319
Trading Companies & Distributors - 0.0%
Air Lease Corp.:
3.375% 7/1/25		7,608,000	7,421,840
5.85% 12/15/27		970,000	980,521
Alta Equipment Group, Inc. 9% 6/1/29 (b)(d)		795,000	768,995
Beacon Roofing Supply, Inc. 6.5% 8/1/30 (b)		350,000	350,311
Fortress Transportation & Infrastructure Investors LLC 7.875% 12/1/30 (b)		165,000	172,417
Herc Holdings, Inc. 5.5% 7/15/27 (b)		372,000	363,184
Travis Perkins PLC 3.75% 2/17/26 (Reg. S)	GBP	600,000	725,367
United Rentals North America, Inc.:
3.75% 1/15/32		825,000	705,137
3.875% 2/15/31		200,000	175,970
4% 7/15/30		175,000	156,846
4.875% 1/15/28		2,625,000	2,526,986
5.25% 1/15/30		195,000	187,191
6.125% 3/15/34 (b)		285,000	279,599
W.W. Grainger, Inc. 4.6% 6/15/45		15,000	13,423
			14,827,787
Transportation Infrastructure - 0.1%
Abertis Infraestructuras SA 3.375% 11/27/26 (Reg. S)	GBP	500,000	604,833
Avolon Holdings Funding Ltd.:
2.125% 2/21/26 (b)		655,000	613,134
2.528% 11/18/27 (b)		6,873,000	6,142,525
3.95% 7/1/24 (b)		2,862,000	2,857,255
4.25% 4/15/26 (b)		314,000	304,192
4.375% 5/1/26 (b)		3,739,000	3,631,399
5.5% 1/15/26 (b)		93,000	92,114
5.75% 3/1/29 (b)		848,000	842,034
5.75% 11/15/29 (b)		2,325,000	2,307,669
6.375% 5/4/28 (b)		6,446,000	6,536,062
DP World Ltd. 2.375% 9/25/26 (b)	EUR	1,430,000	1,493,979
First Student Bidco, Inc./First Transit Parent, Inc. 4% 7/31/29 (b)		159,000	143,302
Heathrow Funding Ltd. 6% 3/5/32 (Reg. S)	GBP	700,000	883,175
Holding d'Infrastructures et des Metiers de l'Environnement 0.625% 9/16/28 (Reg. S)	EUR	300,000	272,519
Sydney Airport Finance Co. Property Ltd. 3.375% 4/30/25 (b)		38,000	37,222
Transurban Finance Co. Pty Ltd. 2.45% 3/16/31 (b)		118,000	98,053
			26,859,467
TOTAL INDUSTRIALS			234,579,557
INFORMATION TECHNOLOGY - 0.3%
Communications Equipment - 0.0%
Ciena Corp. 4% 1/31/30 (b)		100,000	89,566
Cisco Systems, Inc. 4.95% 2/26/31		796,000	791,439
Commscope Technologies LLC 5% 3/15/27 (b)		43,000	17,630
CommScope, Inc.:
4.75% 9/1/29 (b)		84,000	60,480
6% 3/1/26 (b)		483,000	431,078
HTA Group Ltd. 7.5% 6/4/29 (b)(d)		405,000	402,307
Hughes Satellite Systems Corp. 6.625% 8/1/26		300,000	122,250
Motorola Solutions, Inc.:
5.4% 4/15/34		1,875,000	1,852,505
5.6% 6/1/32		1,304,000	1,311,288
ViaSat, Inc. 5.625% 9/15/25 (b)		1,400,000	1,357,752
Viavi Solutions, Inc. 3.75% 10/1/29 (b)		230,000	190,686
			6,626,981
Electronic Equipment, Instruments & Components - 0.0%
Arrow Electronics, Inc. 4% 4/1/25		19,000	18,730
Coherent Corp. 5% 12/15/29 (b)		883,000	823,382
Corning, Inc.:
3.9% 11/15/49		35,000	26,432
5.35% 11/15/48		146,000	136,399
Dell International LLC/EMC Corp. 5.25% 2/1/28		778,000	781,116
Imola Merger Corp. 4.75% 5/15/29 (b)		517,000	481,216
Insight Enterprises, Inc. 6.625% 5/15/32 (b)		95,000	95,628
Sensata Technologies, Inc.:
3.75% 2/15/31 (b)		621,000	535,790
4.375% 2/15/30 (b)		200,000	182,465
TD SYNNEX Corp.:
1.75% 8/9/26		6,930,000	6,368,227
6.1% 4/12/34		300,000	302,370
Teledyne Technologies, Inc.:
2.25% 4/1/28		580,000	517,225
2.75% 4/1/31		4,505,000	3,812,227
TTM Technologies, Inc. 4% 3/1/29 (b)		130,000	117,757
			14,198,964
IT Services - 0.0%
Acuris Finance U.S. 5% 5/1/28 (b)		200,000	181,748
Arches Buyer, Inc. 4.25% 6/1/28 (b)		323,000	281,909
ASGN, Inc. 4.625% 5/15/28 (b)		110,000	103,459
CGI, Inc. 1.45% 9/14/26		109,000	99,648
Gartner, Inc.:
3.625% 6/15/29 (b)		65,000	58,738
3.75% 10/1/30 (b)		105,000	92,646
4.5% 7/1/28 (b)		165,000	157,120
Genpact Luxembourg SARL / Genpact U.S.A., Inc. 1.75% 4/10/26		960,000	895,835
Go Daddy Operating Co. LLC / GD Finance Co., Inc. 3.5% 3/1/29 (b)		435,000	388,636
Presidio Holdings, Inc. 4.875% 2/1/27 (b)		306,000	305,714
Tempo Acquisition LLC 5.75% 6/1/25 (b)		5,000,000	4,992,811
Twilio, Inc.:
3.625% 3/15/29		80,000	71,296
3.875% 3/15/31		85,000	74,170
			7,703,730
Semiconductors & Semiconductor Equipment - 0.2%
Amkor Technology, Inc. 6.625% 9/15/27 (b)		346,000	345,960
ams-OSRAM AG 12.25% 3/30/29 (b)		200,000	206,606
Broadcom, Inc.:
1.95% 2/15/28 (b)		1,620,000	1,441,438
2.45% 2/15/31 (b)		12,454,000	10,411,626
2.6% 2/15/33 (b)		12,703,000	10,173,483
3.137% 11/15/35 (b)		3,721,000	2,957,756
3.187% 11/15/36 (b)		3,757,000	2,948,821
3.419% 4/15/33 (b)		4,197,000	3,586,644
3.469% 4/15/34 (b)		3,080,000	2,595,733
3.5% 2/15/41 (b)		19,586,000	14,934,415
4% 4/15/29 (b)		1,410,000	1,333,844
4.3% 11/15/32		102,000	94,494
Entegris, Inc.:
3.625% 5/1/29 (b)		324,000	287,878
4.375% 4/15/28 (b)		444,000	415,326
5.95% 6/15/30 (b)		643,000	632,932
Foundry JV Holdco LLC 6.15% 1/25/32 (b)		370,000	377,060
Intel Corp.:
3.1% 2/15/60		20,000	12,065
3.25% 11/15/49		49,000	32,637
5.625% 2/10/43		385,000	383,234
5.7% 2/10/53		78,000	76,309
5.9% 2/10/63		465,000	462,351
KLA Corp.:
3.3% 3/1/50		646,000	453,594
4.65% 7/15/32		130,000	125,968
4.95% 7/15/52		90,000	83,611
5% 3/15/49		83,000	77,194
Marvell Technology, Inc.:
2.95% 4/15/31		100,000	85,618
5.75% 2/15/29		460,000	468,002
NVIDIA Corp. 3.5% 4/1/40		100,000	82,695
NXP BV/NXP Funding LLC/NXP U.S.A., Inc.:
2.5% 5/11/31		281,000	233,455
3.125% 2/15/42		85,000	59,747
3.25% 5/11/41		146,000	105,897
3.4% 5/1/30		235,000	211,075
5% 1/15/33		43,000	41,645
ON Semiconductor Corp. 3.875% 9/1/28 (b)		321,000	293,122
Qorvo, Inc. 4.375% 10/15/29		290,000	270,926
Qualcomm, Inc.:
4.25% 5/20/32		25,000	23,747
4.5% 5/20/52		65,000	56,012
Synaptics, Inc. 4% 6/15/29 (b)		110,000	98,512
Teledyne FLIR LLC 2.5% 8/1/30		1,215,000	1,024,144
Texas Instruments, Inc.:
2.7% 9/15/51		267,000	166,712
3.875% 3/15/39		47,000	41,002
4.15% 5/15/48		8,000	6,629
5.05% 5/18/63		256,000	238,620
TSMC Arizona Corp. 2.5% 10/25/31		702,000	591,014
			58,549,553
Software - 0.1%
Autodesk, Inc. 3.5% 6/15/27		123,000	117,372
Black Knight InfoServ LLC 3.625% 9/1/28 (b)		299,000	279,565
Central Parent, Inc./Central Merger Sub, Inc. 7.25% 6/15/29 (b)		135,000	135,727
Clarivate Science Holdings Corp. 3.875% 7/1/28 (b)		282,000	258,252
CNT PRNT/CDK GLO II/FIN 8% 6/15/29 (b)		210,000	215,596
Crowdstrike Holdings, Inc. 3% 2/15/29		125,000	110,993
Elastic NV 4.125% 7/15/29 (b)		320,000	286,113
Fair Isaac Corp. 4% 6/15/28 (b)		500,000	462,857
Gen Digital, Inc. 5% 4/15/25 (b)		370,000	366,754
Intuit, Inc.:
1.35% 7/15/27		200,000	179,112
5.2% 9/15/33		433,000	432,262
Microsoft Corp. 2.5% 9/15/50 (b)		241,000	148,934
NCR Voyix Corp.:
5% 10/1/28 (b)		382,000	357,458
5.125% 4/15/29 (b)		103,000	95,637
Open Text Corp.:
3.875% 2/15/28 (b)		490,000	450,367
3.875% 12/1/29 (b)		370,000	325,792
6.9% 12/1/27 (b)		970,000	995,106
Oracle Corp.:
2.3% 3/25/28		178,000	160,150
2.65% 7/15/26		325,000	306,906
2.8% 4/1/27		1,465,000	1,371,301
2.875% 3/25/31		480,000	412,794
2.95% 5/15/25		1,185,000	1,155,238
2.95% 4/1/30		480,000	423,919
3.6% 4/1/50		1,127,000	783,983
3.65% 3/25/41		255,000	195,442
3.8% 11/15/37		230,000	189,118
3.85% 7/15/36		51,000	42,874
3.85% 4/1/60		6,500,000	4,460,086
3.9% 5/15/35		45,000	38,961
3.95% 3/25/51		375,000	276,258
4% 7/15/46		298,000	227,983
4% 11/15/47		123,000	93,380
4.125% 5/15/45		2,252,000	1,772,099
4.3% 7/8/34		16,000	14,498
4.375% 5/15/55		25,000	19,460
5.55% 2/6/53		2,504,000	2,364,311
6.25% 11/9/32		403,000	425,129
6.9% 11/9/52		220,000	246,110
RingCentral, Inc. 8.5% 8/15/30 (b)		238,000	249,053
Roper Technologies, Inc. 1.75% 2/15/31		200,000	160,064
ServiceNow, Inc. 1.4% 9/1/30		1,005,000	808,977
SS&C Technologies, Inc. 5.5% 9/30/27 (b)		1,336,000	1,308,424
VMware, Inc. 4.65% 5/15/27		141,000	138,295
Workday, Inc.:
3.5% 4/1/27		405,000	387,003
3.7% 4/1/29		1,400,000	1,310,415
			24,560,128
Technology Hardware, Storage & Peripherals - 0.0%
Apple, Inc.:
2.65% 2/8/51		497,000	312,558
2.7% 8/5/51		775,000	489,256
3.25% 2/23/26		2,345,000	2,277,031
3.45% 2/9/45		82,000	63,768
3.75% 11/13/47		29,000	23,093
3.85% 8/4/46		1,570,000	1,273,736
Hewlett Packard Enterprise Co. 5.25% 7/1/28		210,000	211,403
Seagate HDD Cayman:
3.125% 7/15/29		64,000	54,799
4.091% 6/1/29		96,000	87,868
4.125% 1/15/31		106,000	93,036
8.25% 12/15/29 (b)		1,078,000	1,153,151
8.5% 7/15/31 (b)		12,000	12,802
9.625% 12/1/32		102,965	116,643
Xerox Holdings Corp. 8.875% 11/30/29 (b)		180,000	174,345
			6,343,489
TOTAL INFORMATION TECHNOLOGY			117,982,845
MATERIALS - 0.4%
Chemicals - 0.1%
Avient Corp. 7.125% 8/1/30 (b)		307,000	312,124
Axalta Coating Systems/Dutch Holding BV 4.75% 6/15/27 (b)		543,000	524,110
Braskem Idesa SAPI 6.99% 2/20/32 (b)		200,000	148,188
Braskem Netherlands BV:
4.5% 1/10/28 (b)		245,000	217,592
8.5% 1/12/31 (b)		1,994,000	2,013,242
Celanese U.S. Holdings LLC:
6.35% 11/15/28		3,358,000	3,448,333
6.379% 7/15/32		150,000	154,161
6.55% 11/15/30		3,406,000	3,555,672
6.7% 11/15/33		1,991,000	2,094,477
CF Industries Holdings, Inc.:
4.95% 6/1/43		624,000	549,549
5.15% 3/15/34		82,000	78,435
DuPont de Nemours, Inc. 5.319% 11/15/38		100,000	100,662
E.I. du Pont de Nemours & Co. 4.8% 5/15/33		255,000	246,651
Eastman Chemical Co.:
5.625% 2/20/34		85,000	84,518
5.75% 3/8/33		74,000	74,571
Ecolab, Inc. 2.125% 2/1/32		35,000	28,647
Element Solutions, Inc. 3.875% 9/1/28 (b)		311,000	282,999
FMC Corp.:
4.5% 10/1/49		1,495,000	1,151,829
5.65% 5/18/33		7,090,000	6,969,982
INEOS Quattro Finance 2 PLC:
3.375% 1/15/26 (b)		275,000	260,134
9.625% 3/15/29 (b)		225,000	237,079
International Flavors & Fragrances, Inc.:
2.3% 11/1/30 (b)		4,885,000	4,045,323
3.468% 12/1/50 (b)		1,475,000	966,669
Kobe U.S. Midco 2, Inc. 9.25% 11/1/26 pay-in-kind (b)(e)		136,500	112,954
LSB Industries, Inc. 6.25% 10/15/28 (b)		235,000	226,127
LYB International Finance BV:
4.875% 3/15/44		1,000,000	870,615
5.25% 7/15/43		1,410,000	1,290,369
LYB International Finance III LLC 3.375% 10/1/40		668,000	491,813
Methanex Corp.:
5.125% 10/15/27		320,000	309,013
5.25% 12/15/29		155,000	148,182
5.65% 12/1/44		105,000	91,512
NOVA Chemicals Corp.:
4.25% 5/15/29 (b)		27,000	23,688
5% 5/1/25 (b)		1,246,000	1,229,684
5.25% 6/1/27 (b)		279,000	267,267
9% 2/15/30 (b)		120,000	126,939
Nufarm Australia Ltd. 5% 1/27/30 (b)		280,000	255,538
Nutrien Ltd.:
2.95% 5/13/30		81,000	71,440
3.95% 5/13/50		90,000	67,669
4.125% 3/15/35		14,000	12,443
4.9% 3/27/28		1,090,000	1,077,335
4.9% 6/1/43		1,325,000	1,176,244
OCI NV 3.625% 10/15/25 (Reg. S)	EUR	973,800	1,042,199
OCP SA:
3.75% 6/23/31 (b)		269,000	227,606
6.75% 5/2/34 (b)		272,000	274,829
7.5% 5/2/54 (b)		290,000	289,036
Olin Corp.:
5% 2/1/30		195,000	183,211
5.125% 9/15/27		700,000	678,736
5.625% 8/1/29		195,000	189,647
Olympus Water U.S. Holding Corp. 9.75% 11/15/28 (b)		200,000	212,661
RPM International, Inc. 4.55% 3/1/29		79,000	76,130
Sasol Financing U.S.A. LLC 4.375% 9/18/26		810,000	758,363
Sherwin-Williams Co. 4.5% 6/1/47		210,000	177,914
Solvay Finance America LLC 5.65% 6/4/29 (b)		2,000,000	2,012,932
SPCM SA 3.125% 3/15/27 (b)		115,000	105,322
The Chemours Co. LLC:
4.625% 11/15/29 (b)		1,460,000	1,245,091
5.75% 11/15/28 (b)		398,000	364,261
The Scotts Miracle-Gro Co.:
4% 4/1/31		2,921,000	2,496,632
4.375% 2/1/32		625,000	532,879
4.5% 10/15/29		525,000	472,345
5.25% 12/15/26		59,000	57,378
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 5.375% 9/1/25 (b)		34,000	27,750
Tronox, Inc. 4.625% 3/15/29 (b)		290,000	263,145
Union Carbide Corp. 7.75% 10/1/96		38,000	45,840
W.R. Grace Holding LLC:
4.875% 6/15/27 (b)		410,000	393,730
7.375% 3/1/31 (b)		40,000	40,601
			47,562,017
Construction Materials - 0.0%
Eco Material Technologies, Inc. 7.875% 1/31/27 (b)		65,000	64,995
Global Infrastructure Solutions, Inc. 5.625% 6/1/29 (b)		448,000	415,191
Knife River Holding Co. 7.75% 5/1/31 (b)		292,000	303,912
Martin Marietta Materials, Inc.:
2.4% 7/15/31		1,490,000	1,230,926
2.5% 3/15/30		400,000	345,310
Smyrna Ready Mix Concrete LLC:
6% 11/1/28 (b)		505,000	487,490
8.875% 11/15/31 (b)		200,000	210,585
Summit Materials LLC/Summit Materials Finance Corp.:
5.25% 1/15/29 (b)		352,000	339,009
7.25% 1/15/31 (b)		85,000	87,338
VM Consolidated, Inc. 5.5% 4/15/29 (b)		180,000	171,773
Vulcan Materials Co. 4.5% 6/15/47		350,000	294,162
			3,950,691
Containers & Packaging - 0.1%
Amcor Finance (U.S.A.), Inc. 5.625% 5/26/33		75,000	75,688
Ardagh Metal Packaging Finance U.S.A. LLC/Ardagh Metal Packaging Finance PLC:
3.25% 9/1/28 (b)		280,000	245,533
6% 6/15/27 (b)		85,000	83,110
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
4.125% 8/15/26 (b)		1,034,000	879,158
5.25% 8/15/27 (b)		725,000	425,938
5.25% 8/15/27 (b)		825,000	484,688
Ball Corp.:
2.875% 8/15/30		55,000	46,381
3.125% 9/15/31		395,000	331,574
6% 6/15/29		2,079,000	2,080,437
Berry Global, Inc.:
1.57% 1/15/26		1,675,000	1,568,579
4.875% 7/15/26 (b)		1,888,000	1,856,574
5.5% 4/15/28		3,340,000	3,322,812
5.8% 6/15/31 (b)		1,300,000	1,293,495
Crown Americas LLC/Crown Americas Capital Corp. IV 4.75% 2/1/26		54,000	53,006
Graphic Packaging International, Inc.:
3.5% 3/15/28 (b)		49,000	44,769
3.5% 3/1/29 (b)		175,000	156,188
3.75% 2/1/30 (b)		295,000	261,466
4.75% 7/15/27 (b)		64,000	61,992
6.375% 7/15/32 (b)		230,000	230,456
Intelligent Packaging Ltd. Finco, Inc. 6% 9/15/28 (b)		40,000	38,368
Mauser Packaging Solutions Holding Co. 7.875% 4/15/27 (b)		642,000	654,108
Owens-Brockway Glass Container, Inc.:
6.625% 5/13/27 (b)		411,000	408,085
7.25% 5/15/31 (b)		160,000	159,458
Packaging Corp. of America 3.05% 10/1/51		108,000	70,543
Pactiv Evergreen Group Issuer, Inc. 4.375% 10/15/28 (b)		2,350,000	2,179,841
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC 4% 10/15/27 (b)		966,000	901,561
Sealed Air Corp.:
1.573% 10/15/26 (b)		2,750,000	2,507,470
4% 12/1/27 (b)		229,000	214,460
5% 4/15/29 (b)		350,000	331,734
6.875% 7/15/33 (b)		210,000	216,964
Sealed Air Corp./Sealed Air Corp. U.S.:
6.125% 2/1/28 (b)		340,000	337,568
7.25% 2/15/31 (b)		215,000	220,795
Smurfit Kappa Treasury ULC 5.438% 4/3/34 (b)		200,000	196,308
TriMas Corp. 4.125% 4/15/29 (b)		131,000	118,567
Trivium Packaging Finance BV 5.5% 8/15/26 (b)		315,000	310,541
WRKCo, Inc. 4.65% 3/15/26		88,000	86,634
			22,454,849
Metals & Mining - 0.2%
Alcoa Nederland Holding BV:
4.125% 3/31/29 (b)		110,000	101,245
5.5% 12/15/27 (b)		200,000	197,674
6.125% 5/15/28 (b)		200,000	199,594
7.125% 3/15/31 (b)		260,000	265,930
Anglo American Capital PLC:
5.625% 4/1/30 (b)		428,000	429,104
5.75% 4/5/34 (b)		200,000	199,034
Arsenal AIC Parent LLC:
8% 10/1/30 (b)		65,000	67,609
11.5% 10/1/31 (b)		650,000	724,636
ATI, Inc.:
4.875% 10/1/29		70,000	65,414
5.875% 12/1/27		348,000	341,755
Barrick North America Finance LLC:
5.7% 5/30/41		2,830,000	2,820,438
5.75% 5/1/43		475,000	477,795
Barrick PD Australia Finance Pty Ltd. 5.95% 10/15/39		1,340,000	1,352,922
BHP Billiton Financial (U.S.A.) Ltd. 4.9% 2/28/33		103,000	100,522
Big River Steel LLC/BRS Finance Corp. 6.625% 1/31/29 (b)		162,000	161,380
Carpenter Technology Corp. 6.375% 7/15/28		209,000	208,665
Cleveland-Cliffs, Inc.:
4.625% 3/1/29 (b)		194,000	181,585
4.875% 3/1/31 (b)		110,000	96,171
5.875% 6/1/27		318,000	315,042
6.75% 4/15/30 (b)		305,000	301,521
Commercial Metals Co. 3.875% 2/15/31		235,000	206,310
Compass Minerals International, Inc. 6.75% 12/1/27 (b)		120,000	114,685
Corporacion Nacional del Cobre de Chile (Codelco):
5.125% 2/2/33		350,000	329,000
6.3% 9/8/53 (b)		200,000	195,563
6.44% 1/26/36 (b)		200,000	203,500
ERO Copper Corp. 6.5% 2/15/30 (b)		370,000	356,084
First Quantum Minerals Ltd.:
6.875% 10/15/27 (b)		825,000	807,659
9.375% 3/1/29 (b)		485,000	506,088
FMG Resources August 2006 Pty Ltd. 4.5% 9/15/27 (b)		152,000	144,386
Freeport-McMoRan, Inc.:
4.125% 3/1/28		960,000	917,492
4.375% 8/1/28		6,105,000	5,848,987
4.625% 8/1/30		824,000	788,204
5.25% 9/1/29		305,000	304,671
5.4% 11/14/34		632,000	616,358
Glencore Finance Canada Ltd. 6.9% 11/15/37 (b)		2,000	2,143
Glencore Funding LLC:
2.5% 9/1/30 (b)		40,000	33,612
2.625% 9/23/31 (b)		260,000	213,605
2.85% 4/27/31 (b)		1,069,000	900,466
3.875% 10/27/27 (b)		137,000	129,875
5.371% 4/4/29 (b)		676,000	672,230
5.634% 4/4/34 (b)		2,175,000	2,136,683
6.375% 10/6/30 (b)		1,060,000	1,102,864
Hecla Mining Co. 7.25% 2/15/28		775,000	780,463
HudBay Minerals, Inc. 4.5% 4/1/26 (b)		55,000	53,608
Kaiser Aluminum Corp. 4.625% 3/1/28 (b)		512,000	476,315
Kinross Gold Corp.:
4.5% 7/15/27		8,460,000	8,214,842
6.25% 7/15/33		5,585,000	5,857,560
Mineral Resources Ltd.:
8% 11/1/27 (b)		530,000	539,158
9.25% 10/1/28 (b)		775,000	814,778
Newmont Corp.:
2.25% 10/1/30		3,792,000	3,201,158
2.6% 7/15/32		2,125,000	1,756,993
2.8% 10/1/29		3,765,000	3,340,348
5.45% 6/9/44		185,000	179,358
Newmont Corp. / Newcrest Finance Pty Ltd.:
3.25% 5/13/30 (b)		194,000	173,789
5.35% 3/15/34 (b)		10,810,000	10,735,976
Novelis Corp.:
3.25% 11/15/26 (b)		245,000	228,746
3.875% 8/15/31 (b)		137,000	117,295
PT Indonesia Asahan Aluminium 6.53% 11/15/28 (b)		1,950,000	2,010,938
Rio Tinto Finance (U.S.A.) Ltd. 5.2% 11/2/40		68,000	66,195
Rio Tinto Finance (U.S.A.) PLC 4.125% 8/21/42		160,000	134,639
Roller Bearing Co. of America, Inc. 4.375% 10/15/29 (b)		30,000	27,403
Southern Copper Corp. 5.875% 4/23/45		455,000	449,455
Steel Dynamics, Inc. 3.45% 4/15/30		8,400,000	7,628,153
Teck Resources Ltd.:
5.4% 2/1/43		56,000	51,090
6% 8/15/40		1,193,000	1,184,628
United States Steel Corp. 6.875% 3/1/29		167,000	167,001
Vale Overseas Ltd. 6.125% 6/12/33		155,000	154,981
Vibrantz Technologies, Inc. 9% 2/15/30 (b)		175,000	161,393
			73,644,764
Paper & Forest Products - 0.0%
Celulosa Arauco y Constitucion SA 4.5% 8/1/24		1,850,000	1,837,698
LABL, Inc. 6.75% 7/15/26 (b)		224,000	221,355
			2,059,053
TOTAL MATERIALS			149,671,374
REAL ESTATE - 0.9%
Equity Real Estate Investment Trusts (REITs) - 0.7%
Alexandria Real Estate Equities, Inc.:
1.875% 2/1/33		33,000	24,739
2.95% 3/15/34		1,105,000	890,050
4.9% 12/15/30		5,395,000	5,257,062
5.15% 4/15/53		31,000	27,352
American Assets Trust LP 3.375% 2/1/31		3,370,000	2,762,627
American Homes 4 Rent LP:
2.375% 7/15/31		704,000	568,678
3.375% 7/15/51		1,089,000	704,490
3.625% 4/15/32		2,835,000	2,455,940
4.3% 4/15/52		3,020,000	2,319,035
American Tower Corp.:
1.45% 9/15/26		82,000	74,965
1.875% 10/15/30		834,000	673,506
2.1% 6/15/30		516,000	428,802
2.7% 4/15/31		1,423,000	1,196,929
2.9% 1/15/30		237,000	207,873
2.95% 1/15/51		25,000	15,521
3.1% 6/15/50		3,000	1,925
3.8% 8/15/29		1,087,000	1,005,891
5.2% 2/15/29		348,000	345,396
5.25% 7/15/28		77,000	76,720
5.45% 2/15/34		115,000	113,568
5.5% 3/15/28		217,000	217,950
AvalonBay Communities, Inc. 3.35% 5/15/27		15,000	14,268
Boston Properties, Inc. 4.5% 12/1/28		5,210,000	4,901,993
Brixmor Operating Partnership LP:
2.5% 8/16/31		4,020,000	3,283,662
4.05% 7/1/30		12,288,000	11,312,296
4.125% 6/15/26		5,706,000	5,537,609
4.125% 5/15/29		6,724,000	6,305,889
5.75% 2/15/35		310,000	307,151
Camden Property Trust 3.15% 7/1/29		146,000	131,948
Corporate Office Properties LP:
2% 1/15/29		600,000	507,515
2.25% 3/15/26		1,820,000	1,713,056
2.75% 4/15/31		6,209,000	5,109,083
2.9% 12/1/33		490,000	382,767
Crown Castle, Inc.:
2.1% 4/1/31		236,000	189,918
2.25% 1/15/31		1,718,000	1,406,727
2.9% 3/15/27		125,000	116,902
3.1% 11/15/29		233,000	207,419
CubeSmart LP 2.25% 12/15/28		865,000	757,730
Diversified Healthcare Trust:
4.375% 3/1/31		350,000	252,899
4.75% 2/15/28		2,792,000	2,297,305
9.75% 6/15/25		100,000	100,064
Doc Dr LLC 3.95% 1/15/28		136,000	129,770
Equinix, Inc.:
2.15% 7/15/30		410,000	339,990
2.5% 5/15/31		954,000	791,963
3.2% 11/18/29		1,098,000	983,546
3.9% 4/15/32		1,086,000	979,816
ERP Operating LP:
2.85% 11/1/26		87,000	82,247
3.25% 8/1/27		15,000	14,138
GLP Capital LP/GLP Financing II, Inc.:
3.25% 1/15/32		6,295,000	5,223,934
4% 1/15/30		1,064,000	964,039
4% 1/15/31		240,000	213,096
5.25% 6/1/25		200,000	198,500
5.375% 4/15/26		4,955,000	4,908,739
5.75% 6/1/28		1,835,000	1,828,003
6.75% 12/1/33		235,000	244,048
Goodman U.S. Finance Three, LLC 3.7% 3/15/28 (b)		57,000	52,786
Healthcare Realty Holdings LP:
2.05% 3/15/31		265,000	203,759
3.1% 2/15/30		2,015,000	1,749,626
3.5% 8/1/26		2,311,000	2,199,371
3.625% 1/15/28		1,692,000	1,553,307
3.875% 5/1/25		2,215,000	2,166,817
Healthpeak OP, LLC:
2.125% 12/1/28		30,000	26,340
3% 1/15/30		1,679,000	1,481,773
Hudson Pacific Properties LP:
3.25% 1/15/30		2,705,000	1,890,021
4.65% 4/1/29		10,703,000	8,367,586
Invitation Homes Operating Partnership LP:
2% 8/15/31		3,991,000	3,132,495
4.15% 4/15/32		4,335,000	3,944,998
5.45% 8/15/30		105,000	104,621
Iron Mountain, Inc.:
4.5% 2/15/31 (b)		39,000	34,709
4.875% 9/15/27 (b)		506,000	488,068
4.875% 9/15/29 (b)		1,243,000	1,151,760
5.25% 3/15/28 (b)		223,000	214,680
5.25% 7/15/30 (b)		75,000	70,125
Kilroy Realty LP 2.65% 11/15/33		755,000	552,505
Kimco Realty OP, LLC:
1.9% 3/1/28		3,540,000	3,141,574
3.2% 4/1/32		1,340,000	1,142,765
4.6% 2/1/33		3,535,000	3,300,388
Kite Realty Group Trust:
4% 3/15/25		6,865,000	6,759,395
4.75% 9/15/30		10,799,000	10,253,175
LXP Industrial Trust (REIT):
2.7% 9/15/30		894,000	744,097
4.4% 6/15/24		1,319,000	1,317,870
6.75% 11/15/28		455,000	470,186
MPT Operating Partnership LP/MPT Finance Corp.:
3.5% 3/15/31		2,265,000	1,470,014
4.625% 8/1/29		41,000	29,848
5% 10/15/27		1,375,000	1,126,964
5.25% 8/1/26		495,000	449,368
NNN (REIT), Inc.:
3% 4/15/52		471,000	291,644
3.6% 12/15/26		47,000	44,979
4.3% 10/15/28		23,000	22,083
5.5% 6/15/34		90,000	88,787
5.6% 10/15/33		50,000	49,782
Omega Healthcare Investors, Inc.:
3.25% 4/15/33		5,977,000	4,788,822
3.375% 2/1/31		3,399,000	2,892,156
3.625% 10/1/29		7,647,000	6,795,276
4.5% 1/15/25		2,793,000	2,767,008
4.5% 4/1/27		1,500,000	1,449,225
4.75% 1/15/28		7,569,000	7,277,991
5.25% 1/15/26		5,841,000	5,777,307
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co.-Issuer 7% 2/1/30 (b)		80,000	80,521
Phillips Edison Grocery Center Operating Partnership I LP 5.75% 7/15/34		1,063,000	1,051,971
Piedmont Operating Partnership LP 2.75% 4/1/32		1,374,000	988,586
Prologis LP:
1.75% 7/1/30		143,000	117,188
2.125% 10/15/50		43,000	23,088
3% 4/15/50		150,000	97,605
4.75% 6/15/33		165,000	158,360
Public Storage:
2.25% 11/9/31		40,000	32,748
5.1% 8/1/33		171,000	168,688
Realty Income Corp.:
1.8% 3/15/33		32,000	23,915
2.2% 6/15/28		791,000	701,462
2.7% 2/15/32		7,287,000	6,044,363
2.85% 12/15/32		1,553,000	1,275,979
3.1% 12/15/29		6,362,000	5,690,509
3.2% 2/15/31		88,000	76,807
3.25% 1/15/31		1,193,000	1,053,878
3.4% 1/15/28		5,340,000	5,018,359
3.4% 1/15/30		1,684,000	1,523,713
4.125% 10/15/26		20,000	19,484
4.85% 3/15/30		92,000	89,906
Regency Centers LP 3.7% 6/15/30		177,000	161,720
Retail Opportunity Investments Partnership LP 4% 12/15/24		877,000	867,100
RHP Hotel Properties LP/RHP Finance Corp.:
4.75% 10/15/27		213,000	204,252
6.5% 4/1/32 (b)		1,400,000	1,391,473
7.25% 7/15/28 (b)		334,000	341,216
Safehold Operating Partnership LP:
2.8% 6/15/31		146,000	121,400
2.85% 1/15/32		145,000	118,748
SBA Communications Corp.:
3.125% 2/1/29		956,000	841,103
3.875% 2/15/27		400,000	378,605
Scentre Management Ltd./ RE1 Ltd.:
3.25% 10/28/25 (b)		29,000	28,077
3.5% 2/12/25 (b)		41,000	40,347
Service Properties Trust 5.5% 12/15/27		100,000	91,860
Simon Property Group LP:
2.45% 9/13/29		1,975,000	1,721,629
3.25% 9/13/49		168,000	112,964
SITE Centers Corp.:
3.625% 2/1/25		2,396,000	2,364,980
4.25% 2/1/26		5,582,000	5,498,179
Store Capital LLC:
2.75% 11/18/30		1,957,000	1,597,649
4.625% 3/15/29		2,475,000	2,327,908
Sun Communities Operating LP:
2.3% 11/1/28		1,550,000	1,353,352
2.7% 7/15/31		11,527,000	9,469,674
5.5% 1/15/29		1,510,000	1,502,157
UDR, Inc.:
1.9% 3/15/33		14,000	10,546
2.1% 8/1/32		47,000	36,350
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC 4.75% 4/15/28 (b)		585,000	483,473
Ventas Realty LP:
3% 1/15/30		10,008,000	8,762,479
3.25% 10/15/26		6,000	5,671
3.5% 2/1/25		13,000	12,793
3.85% 4/1/27		518,000	496,683
4% 3/1/28		2,712,000	2,577,210
4.125% 1/15/26		1,630,000	1,591,370
4.75% 11/15/30		13,000,000	12,397,052
VICI Properties LP:
4.375% 5/15/25		749,000	738,667
4.75% 2/15/28		7,526,000	7,300,964
4.95% 2/15/30		6,885,000	6,595,734
5.125% 5/15/32		2,329,000	2,201,097
5.75% 4/1/34		1,275,000	1,254,027
VICI Properties LP / VICI Note Co.:
3.5% 2/15/25 (b)		125,000	122,841
3.75% 2/15/27 (b)		326,000	308,655
3.875% 2/15/29 (b)		1,109,000	1,017,922
4.125% 8/15/30 (b)		729,000	656,877
4.25% 12/1/26 (b)		2,585,000	2,484,732
4.5% 9/1/26 (b)		400,000	387,647
4.5% 1/15/28 (b)		717,000	686,254
4.625% 6/15/25 (b)		65,000	64,114
4.625% 12/1/29 (b)		1,935,000	1,811,050
Vornado Realty LP:
2.15% 6/1/26		1,762,000	1,618,266
3.4% 6/1/31		6,373,000	4,958,044
Welltower OP LLC:
2.7% 2/15/27		2,590,000	2,430,685
2.75% 1/15/31		8,865,000	7,580,353
Weyerhaeuser Co. 4% 11/15/29		1,485,000	1,389,442
WP Carey, Inc.:
2.25% 4/1/33		3,969,000	3,021,293
2.4% 2/1/31		2,070,000	1,720,969
3.85% 7/15/29		1,725,000	1,594,541
4.25% 10/1/26		63,000	61,218
4.25% 7/23/32	EUR	100,000	107,277
			304,200,919
Real Estate Management & Development - 0.2%
ACCENTRO Real Estate AG 5.625% 2/13/26 (Reg. S)	EUR	733,500	307,211
AGPS BondCo PLC:
4.625% 1/14/26 (Reg. S) (e)	EUR	300,000	112,465
5% 4/27/27 (Reg. S) (e)	EUR	3,100,000	1,158,779
Blackstone Property Partners Europe LP:
1% 5/4/28 (Reg. S)	EUR	2,355,000	2,219,521
2.625% 10/20/28 (Reg. S)	GBP	350,000	385,717
Brandywine Operating Partnership LP:
3.95% 11/15/27		5,608,000	5,045,850
4.55% 10/1/29		1,707,000	1,486,567
8.05% 3/15/28		6,570,000	6,774,695
8.875% 4/12/29		4,381,000	4,534,160
CBRE Group, Inc. 4.875% 3/1/26		12,670,000	12,514,112
CPI Property Group SA 7% 5/7/29 (Reg. S)	EUR	200,000	207,259
Essex Portfolio LP:
1.7% 3/1/28		515,000	449,354
2.65% 3/15/32		115,000	93,926
Extra Space Storage LP:
2.2% 10/15/30		2,096,000	1,716,114
2.35% 3/15/32		98,000	77,660
3.9% 4/1/29		610,000	571,889
5.5% 7/1/30		76,000	76,023
Global Towers Partners Acquisition Partners I LLC 3.482% 6/15/50 (b)		105,000	102,357
Greystar Real Estate Partners 7.75% 9/1/30 (b)		50,000	52,630
GTC Aurora Luxembourg SA 2.25% 6/23/26 (Reg. S)	EUR	775,000	726,129
Heimstaden AB 4.375% 3/6/27 (Reg. S)	EUR	800,000	605,892
Host Hotels & Resorts LP:
2.9% 12/15/31		840,000	696,186
5.7% 7/1/34		750,000	735,078
Howard Hughes Corp.:
4.125% 2/1/29 (b)		300,000	266,538
4.375% 2/1/31 (b)		385,000	328,398
5.375% 8/1/28 (b)		850,000	804,842
Kennedy-Wilson, Inc.:
4.75% 3/1/29		90,000	76,534
4.75% 2/1/30		225,000	184,441
5% 3/1/31		38,000	30,231
Mattamy Group Corp. 4.625% 3/1/30 (b)		1,500,000	1,370,696
Mid-America Apartments LP 4.2% 6/15/28		82,000	79,210
Samhallsbyggnadsbolaget I Norden AB:
2.25% 8/12/27 (Reg. S)	EUR	400,000	296,669
3% 1/14/25 (Reg. S)	EUR	200,000	200,804
Sirius Real Estate Ltd. 1.125% 6/22/26 (Reg. S)	EUR	400,000	401,210
Tanger Properties LP:
2.75% 9/1/31		4,140,000	3,366,236
3.125% 9/1/26		3,497,000	3,283,271
3.875% 7/15/27		13,369,000	12,606,373
Taylor Morrison Communities, Inc./Monarch Communities, Inc.:
5.125% 8/1/30 (b)		1,400,000	1,328,277
5.75% 1/15/28 (b)		280,000	275,651
5.875% 6/15/27 (b)		1,500,000	1,492,871
Tritax EuroBox PLC 0.95% 6/2/26 (Reg. S)	EUR	780,000	783,105
Weekley Homes LLC/Weekley Finance Corp. 4.875% 9/15/28 (b)		328,000	300,399
			68,125,330
TOTAL REAL ESTATE			372,326,249
UTILITIES - 0.7%
Electric Utilities - 0.5%
AEP Texas, Inc.:
2.1% 7/1/30		3,673,000	3,031,491
3.45% 5/15/51		818,000	538,522
3.8% 10/1/47		1,056,000	756,715
5.4% 6/1/33		843,000	820,425
AEP Transmission Co. LLC:
2.75% 8/15/51		318,000	191,219
3.15% 9/15/49		639,000	420,527
3.65% 4/1/50		173,000	125,924
3.75% 12/1/47		850,000	634,259
3.8% 6/15/49		549,000	406,258
4% 12/1/46		375,000	297,851
5.15% 4/1/34		2,331,000	2,279,722
Alabama Power Co.:
3.05% 3/15/32		95,000	81,852
3.75% 3/1/45		1,551,000	1,197,599
3.85% 12/1/42		700,000	559,498
4.1% 1/15/42		225,000	182,459
4.3% 7/15/48		10,000	8,222
5.5% 3/15/41		36,000	34,723
5.85% 11/15/33		125,000	129,648
6.125% 5/15/38		861,000	895,895
Alliant Energy Finance LLC 1.4% 3/15/26 (b)		2,300,000	2,115,668
Amprion GmbH 3.625% 5/21/31 (Reg. S)	EUR	200,000	214,999
Arizona Public Service Co.:
2.2% 12/15/31		2,440,000	1,954,052
2.6% 8/15/29		340,000	298,912
3.5% 12/1/49		1,100,000	745,894
3.75% 5/15/46		825,000	607,059
4.25% 3/1/49		29,000	22,640
4.7% 1/15/44		4,000	3,285
5.55% 8/1/33		1,000,000	987,545
6.35% 12/15/32		3,735,000	3,909,828
Atlantic City Electric Co. 2.3% 3/15/31		425,000	353,221
Baltimore Gas & Electric Co.:
2.9% 6/15/50		49,000	30,554
3.2% 9/15/49		315,000	209,458
3.75% 8/15/47		498,000	372,486
4.25% 9/15/48		368,000	297,492
4.55% 6/1/52		201,000	169,137
5.4% 6/1/53		293,000	280,712
CenterPoint Energy Houston Electric LLC:
2.35% 4/1/31		108,000	90,575
2.9% 7/1/50		174,000	111,227
3.95% 3/1/48		1,205,000	945,693
Clearway Energy Operating LLC:
3.75% 2/15/31 (b)		225,000	196,339
4.75% 3/15/28 (b)		60,000	57,041
Cleco Corporate Holdings LLC 3.375% 9/15/29		4,448,000	3,857,410
Comision Federal de Electricidad:
3.348% 2/9/31 (b)		549,000	452,870
4.688% 5/15/29 (b)		2,277,000	2,127,344
Commonwealth Edison Co.:
3.7% 8/15/28		250,000	236,270
3.7% 3/1/45		1,190,000	909,686
4% 3/1/48		8,000	6,225
4.35% 11/15/45		415,000	346,692
4.9% 2/1/33		945,000	920,171
5.3% 2/1/53		95,000	89,600
Connecticut Light & Power Co. 4% 4/1/48		69,000	54,719
Dominion Energy South Carolina:
5.45% 2/1/41		285,000	277,166
6.25% 10/15/53		110,000	118,806
DPL, Inc. 4.35% 4/15/29		2,480,000	2,291,801
DTE Electric Co.:
2.25% 3/1/30		625,000	535,243
3.25% 4/1/51		285,000	193,641
3.75% 8/15/47		1,050,000	795,945
3.95% 6/15/42		11,000	8,734
4% 4/1/43		142,000	116,075
5.4% 4/1/53		71,000	69,342
Duke Energy Carolinas LLC:
2.95% 12/1/26		370,000	351,275
3.2% 8/15/49		15,000	10,057
3.45% 4/15/51		304,000	212,343
3.7% 12/1/47		143,000	104,899
3.875% 3/15/46		916,000	705,444
4% 9/30/42		2,000,000	1,615,236
4.25% 12/15/41		2,545,000	2,132,314
5.35% 1/15/53		1,000,000	952,533
5.4% 1/15/54		110,000	105,715
6.1% 6/1/37		775,000	801,471
Duke Energy Corp.:
3.75% 4/1/31	EUR	300,000	318,218
3.85% 6/15/34	EUR	800,000	834,187
Duke Energy Florida LLC:
1.75% 6/15/30		29,000	23,872
2.4% 12/15/31		1,211,000	1,002,073
3% 12/15/51		795,000	502,280
4.2% 7/15/48		153,000	123,169
5.875% 11/15/33		465,000	483,184
5.9% 3/1/33		12,000	12,205
5.95% 11/15/52		200,000	204,928
6.2% 11/15/53		120,000	127,812
6.35% 9/15/37		675,000	716,052
Duke Energy Indiana LLC:
2.75% 4/1/50		298,000	180,095
3.25% 10/1/49		125,000	84,062
3.75% 5/15/46		450,000	342,168
5.4% 4/1/53		436,000	412,938
Duke Energy Ohio, Inc.:
4.3% 2/1/49		43,000	34,391
5.25% 4/1/33		1,287,000	1,274,420
Duke Energy Progress LLC:
2.5% 8/15/50		303,000	174,413
3.45% 3/15/29		96,000	89,435
3.7% 10/15/46		5,000	3,737
4.1% 5/15/42		8,000	6,551
5.1% 3/15/34		3,370,000	3,315,685
5.35% 3/15/53		781,000	736,526
Duquesne Light Holdings, Inc.:
2.532% 10/1/30 (b)		70,000	58,705
2.775% 1/7/32 (b)		4,273,000	3,451,392
Edison International:
5.25% 11/15/28		431,000	426,598
5.75% 6/15/27		411,000	413,323
6.95% 11/15/29		976,000	1,038,045
Electricite de France SA:
4.75% 10/12/34 (Reg. S)	EUR	500,000	572,599
5.5% 1/25/35 (Reg. S)	GBP	800,000	981,931
6.9% 5/23/53 (b)		390,000	417,695
ENEL Finance International NV:
2.25% 7/12/31 (b)(h)		6,263,000	5,102,761
7.5% 10/14/32 (b)		217,000	240,810
Enel SpA 3.375% (Reg. S) (e)(i)	EUR	335,000	352,587
Entergy Corp. 7.125% 12/1/54 (e)		480,000	477,967
Entergy Louisiana LLC:
1.6% 12/15/30		218,000	173,723
2.4% 10/1/26		1,070,000	1,002,739
2.9% 3/15/51		118,000	71,557
3.12% 9/1/27		21,000	19,738
4.2% 4/1/50		40,000	31,548
5.7% 3/15/54		250,000	246,236
Entergy Mississippi LLC:
3.5% 6/1/51		96,000	66,714
3.85% 6/1/49		14,000	10,364
5% 9/1/33		323,000	311,935
Entergy Texas Restoration Funding II LLC 3.697% 12/15/36		85,000	75,486
Entergy, Inc.:
1.75% 3/15/31		3,109,000	2,505,190
2.65% 6/15/51		257,000	149,043
3.55% 9/30/49		22,000	15,521
5.75% 6/1/54		70,000	69,461
Eskom Holdings SOC Ltd.:
6.35% 8/10/28 (b)		1,298,000	1,242,835
8.45% 8/10/28 (b)		671,000	667,645
8.45% 8/10/28 (Reg. S)		3,249,000	3,232,755
Evergy Kansas Central 4.125% 3/1/42		655,000	537,902
Evergy Kansas Metro 4.2% 6/15/47		21,000	16,763
Evergy Missouri West Storm Funding I LLC 5.104% 12/1/40		210,000	209,162
Eversource Energy:
3.375% 3/1/32		170,000	145,285
4.25% 4/1/29		163,000	154,696
4.6% 7/1/27		15,000	14,652
5.45% 3/1/28		442,000	442,170
5.95% 2/1/29		2,000,000	2,039,275
Exelon Corp. 4.95% 6/15/35		3,000	2,790
Fells Point Funding Trust 3.046% 1/31/27 (b)		500,000	468,902
FirstEnergy Corp.:
2.25% 9/1/30		385,000	317,806
3.4% 3/1/50		423,000	279,703
4.15% 7/15/27		1,780,000	1,695,214
Firstenergy Pennsylvania Elect:
4.15% 4/15/25 (b)		330,000	326,121
4.3% 1/15/29 (b)		2,755,000	2,635,433
FirstEnergy Transmission LLC:
4.55% 4/1/49 (b)		735,000	600,911
5.45% 7/15/44 (b)		23,000	21,670
Florida Power & Light Co.:
2.875% 12/4/51		381,000	242,437
3.15% 10/1/49		265,000	180,092
3.7% 12/1/47		164,000	124,336
3.8% 12/15/42		1,280,000	1,027,252
3.95% 3/1/48		117,000	92,327
3.99% 3/1/49		465,000	368,497
5.25% 2/1/41		500,000	488,845
5.3% 4/1/53		35,000	33,834
5.4% 9/1/35		17,000	16,994
5.6% 6/15/54		265,000	266,681
Fortis, Inc. 3.055% 10/4/26		301,000	284,712
Georgia Power Co.:
4.3% 3/15/42		525,000	448,696
4.7% 5/15/32		296,000	285,306
Hydro-Quebec 8.05% 7/7/24		1,455,000	1,460,311
Indianapolis Power & Lt Co. 5.7% 4/1/54 (b)		2,200,000	2,152,970
Interstate Power and Light Co. 4.1% 9/26/28		23,000	21,990
ITC Holdings Corp.:
2.95% 5/14/30 (b)		262,000	229,157
4.95% 9/22/27 (b)		456,000	450,161
5.4% 6/1/33 (b)		637,000	627,253
5.65% 5/9/34 (b)		235,000	234,457
Jersey Central Power & Light Co.:
2.75% 3/1/32 (b)		2,060,000	1,695,153
6.15% 6/1/37		23,000	23,377
Kentucky Utilities Co. 5.125% 11/1/40		35,000	33,004
Louisville Gas & Electric Co. 5.125% 11/15/40		345,000	317,658
Massachusetts Electric Co. 5.9% 11/15/39 (b)		28,000	27,746
Mid-Atlantic Interstate Transmission LLC 4.1% 5/15/28 (b)		584,000	558,771
MidAmerican Energy Co.:
2.7% 8/1/52		162,000	96,905
3.65% 4/15/29		20,000	18,797
3.65% 8/1/48		58,000	43,164
5.3% 2/1/55		900,000	851,530
5.85% 9/15/54		164,000	168,021
Mississippi Power Co. 3.95% 3/30/28		16,000	15,293
Mong Duong Finance Holdings BV 5.125% 5/7/29 (Reg. S)		210,820	199,554
Monongahela Power Co. 5.85% 2/15/34 (b)		50,000	50,654
Nevada Power Co.:
5.375% 9/15/40		18,000	17,068
6% 3/15/54		110,000	111,784
6.65% 4/1/36		1,550,000	1,668,368
NextEra Energy Capital Holdings, Inc.:
2.25% 6/1/30		970,000	819,142
2.75% 11/1/29		1,660,000	1,468,454
3.55% 5/1/27		15,000	14,303
5% 7/15/32		30,000	29,225
5.25% 2/28/53		81,000	75,330
5.749% 9/1/25		1,565,000	1,567,685
6.051% 3/1/25		1,510,000	1,513,137
NextEra Energy Partners LP:
4.25% 9/15/24 (b)		29,000	28,526
7.25% 1/15/29 (b)		215,000	220,095
NGG Finance PLC 2.125% 9/5/82 (Reg. S) (e)	EUR	1,050,000	1,047,452
Niagara Mohawk Power Corp. 4.278% 12/15/28 (b)		19,000	18,003
Northern States Power Co.:
2.6% 6/1/51		68,000	40,537
2.9% 3/1/50		227,000	145,323
3.4% 8/15/42		115,000	87,013
4.5% 6/1/52		78,000	65,879
6.2% 7/1/37		5,000	5,327
6.25% 6/1/36		370,000	395,056
NRG Energy, Inc.:
2% 12/2/25 (b)		3,120,000	2,936,586
2.45% 12/2/27 (b)		106,000	95,200
3.375% 2/15/29 (b)		173,000	153,148
3.625% 2/15/31 (b)		913,000	782,353
3.875% 2/15/32 (b)		754,000	645,339
5.25% 6/15/29 (b)		447,000	426,367
5.75% 1/15/28		630,000	617,954
6.625% 1/15/27		141,000	140,855
Ohio Power Co.:
1.625% 1/15/31		835,000	664,915
2.6% 4/1/30		130,000	112,322
2.9% 10/1/51		1,362,000	838,902
4% 6/1/49		17,000	12,933
Oklahoma Gas & Electric Co. 5.4% 1/15/33		45,000	45,047
Oncor Electric Delivery Co. LLC:
3.1% 9/15/49		54,000	35,980
4.95% 9/15/52		190,000	172,571
5.35% 10/1/52		16,000	15,339
Pacific Gas & Electric Co.:
2.95% 3/1/26		80,000	76,304
3.45% 7/1/25		97,686	95,385
3.5% 8/1/50		337,000	222,263
3.95% 12/1/47		1,700,000	1,227,970
4% 12/1/46		1,045,000	761,721
4.2% 6/1/41		63,000	49,632
4.25% 3/15/46		540,000	409,005
4.5% 7/1/40		2,295,000	1,902,272
4.55% 7/1/30		3,952,000	3,731,428
4.6% 6/15/43		57,000	46,412
4.65% 8/1/28		2,319,000	2,230,858
4.95% 7/1/50		2,477,000	2,066,940
5.8% 5/15/34		610,000	608,532
6.1% 1/15/29		383,000	390,897
6.4% 6/15/33		812,000	842,881
6.75% 1/15/53		820,000	866,368
PacifiCorp:
2.9% 6/15/52		1,000,000	581,482
4.125% 1/15/49		836,000	630,825
4.15% 2/15/50		448,000	340,664
5.25% 6/15/35		1,320,000	1,274,623
5.35% 12/1/53		1,240,000	1,111,021
5.75% 4/1/37		900,000	889,594
Palomino Funding Trust I 7.233% 5/17/28 (b)		300,000	312,807
Pattern Energy Operations LP 4.5% 8/15/28 (b)		90,000	82,500
PECO Energy Co.:
2.8% 6/15/50		683,000	429,018
2.85% 9/15/51		616,000	381,609
3.05% 3/15/51		150,000	98,076
3.9% 3/1/48		240,000	188,446
4.6% 5/15/52		110,000	95,397
4.9% 6/15/33		2,130,000	2,080,664
Pepco Holdings LLC 7.45% 8/15/32		29,000	31,594
PG&E Corp.:
5% 7/1/28		1,112,000	1,065,983
5.25% 7/1/30		244,000	232,426
PG&E Recovery Funding LLC 5.536% 7/15/49		119,000	118,291
PG&E Wildfire Recovery:
4.263% 6/1/38		31,000	28,743
5.099% 6/1/54		85,000	80,921
5.212% 12/1/49		23,000	21,920
Potomac Electric Power Co. 6.5% 11/15/37		10,000	11,019
PPL Electric Utilities Corp.:
4.125% 6/15/44		925,000	768,644
4.15% 10/1/45		790,000	654,038
4.85% 2/15/34		460,000	444,607
5.25% 5/15/53		76,000	72,476
6.25% 5/15/39		350,000	374,413
PT Perusahaan Listrik Negara 1.875% 11/5/31 (b)	EUR	1,500,000	1,340,162
Public Service Co. of Colorado:
2.7% 1/15/51		198,000	115,539
4.05% 9/15/49		77,000	58,790
5.25% 4/1/53		2,880,000	2,643,154
Public Service Co. of New Hampshire:
5.15% 1/15/53		82,000	76,536
5.35% 10/1/33		2,875,000	2,881,964
Public Service Co. of Oklahoma:
3.15% 8/15/51		70,000	44,854
5.25% 1/15/33		113,000	110,133
6.625% 11/15/37		32,000	33,867
Public Service Electric & Gas Co.:
2.05% 8/1/50		88,000	47,465
3.15% 1/1/50		324,000	221,037
3.6% 12/1/47		410,000	305,595
3.65% 9/1/28		960,000	909,995
3.65% 9/1/42		625,000	487,688
3.95% 5/1/42		505,000	412,952
4.65% 3/15/33		2,890,000	2,769,118
5.375% 11/1/39		12,000	11,645
5.8% 5/1/37		24,000	24,736
Puget Sound Energy, Inc.:
2.893% 9/15/51		38,000	23,457
5.448% 6/1/53		15,000	14,445
5.764% 7/15/40		26,000	25,601
SCE Recovery Funding LLC:
4.697% 6/15/42		29,877	28,741
5.112% 12/14/49		9,000	8,525
SIGECO Securitization I LLC:
5.026% 11/15/38		20,913	20,546
5.172% 5/15/43		8,000	7,774
Southern California Edison Co.:
2.25% 6/1/30		730,000	614,075
2.5% 6/1/31		190,000	158,329
2.85% 8/1/29		52,000	46,341
2.95% 2/1/51		257,000	160,298
3.6% 2/1/45		2,937,000	2,150,533
3.65% 3/1/28		29,000	27,393
3.7% 8/1/25		58,000	56,738
3.9% 12/1/41		595,000	463,341
4.125% 3/1/48		139,000	108,624
4.2% 3/1/29		514,000	490,711
4.9% 6/1/26		2,295,000	2,276,632
5.2% 6/1/34		91,000	88,592
5.3% 3/1/28		4,923,000	4,934,432
5.45% 6/1/31		240,000	240,800
5.55% 1/15/36		128,000	126,520
5.55% 1/15/37		443,000	435,225
5.625% 2/1/36 (AMBAC Insured)		307,000	304,431
5.65% 10/1/28		752,000	764,087
5.875% 12/1/53		1,079,000	1,077,304
5.95% 11/1/32		314,000	324,293
5.95% 2/1/38		8,000	8,082
Southern Co.:
1.875% 9/15/81 (e)	EUR	1,300,000	1,253,550
5.5% 3/15/29		320,000	323,494
5.7% 3/15/34		160,000	162,323
Southwestern Electric Power Co.:
1.65% 3/15/26		91,000	85,152
3.25% 11/1/51		100,000	63,732
3.9% 4/1/45		36,000	26,570
5.3% 4/1/33		926,000	895,067
Southwestern Public Service Co.:
4.5% 8/15/41		35,000	29,228
5.15% 6/1/52		3,000,000	2,522,385
Systems Energy Resource, Inc. 6% 4/15/28		230,000	233,391
Tucson Electric Power Co.:
3.25% 5/15/32		1,200,000	1,035,745
4.85% 12/1/48		127,000	110,154
5.5% 4/15/53		133,000	128,239
Union Electric Co.:
3.9% 4/1/52		38,000	29,161
4% 4/1/48		59,000	45,522
5.25% 1/15/54		275,000	256,069
5.45% 3/15/53		351,000	337,751
Virginia Electric & Power Co.:
4% 1/15/43		258,000	206,898
4.2% 5/15/45		94,000	76,713
5.7% 8/15/53		250,000	249,618
6% 1/15/36		470,000	485,313
6% 5/15/37		930,000	952,601
6.35% 11/30/37		6,000	6,324
8.875% 11/15/38		19,000	24,698
Vistra Operations Co. LLC:
3.7% 1/30/27 (b)		2,900,000	2,750,166
4.3% 7/15/29 (b)		146,000	136,767
4.375% 5/1/29 (b)		1,091,000	1,009,869
5% 7/31/27 (b)		383,000	370,414
5.125% 5/13/25 (b)		300,000	298,541
5.5% 9/1/26 (b)		888,000	873,397
5.625% 2/15/27 (b)		6,294,000	6,193,046
6% 4/15/34 (b)		1,820,000	1,822,605
7.75% 10/15/31 (b)		280,000	290,940
Wisconsin Power & Light Co. 4.1% 10/15/44		240,000	187,530
Wisconsin Public Service Corp. 4.752% 11/1/44		30,000	26,888
Xcel Energy, Inc.:
1.75% 3/15/27		880,000	797,478
3.4% 6/1/30		65,000	58,227
4% 6/15/28		1,700,000	1,617,576
			202,857,776
Gas Utilities - 0.0%
AmeriGas Partners LP/AmeriGas Finance Corp.:
5.75% 5/20/27		478,000	455,722
5.875% 8/20/26		4,323,000	4,180,027
APA Infrastructure Ltd. 4.25% 7/15/27 (b)		17,000	16,495
Atmos Energy Corp.:
2.85% 2/15/52		27,000	16,761
3.375% 9/15/49		255,000	178,466
4.15% 1/15/43		17,000	14,287
5.5% 6/15/41		57,000	56,535
5.75% 10/15/52		77,000	78,580
Boston Gas Co.:
3.001% 8/1/29 (b)		15,000	13,328
3.757% 3/16/32 (b)		320,000	277,618
Brooklyn Union Gas Co.:
3.865% 3/4/29 (b)		30,000	27,882
4.273% 3/15/48 (b)		29,000	21,800
Cameron LNG LLC:
3.302% 1/15/35 (b)		1,210,000	993,046
3.402% 1/15/38 (b)		108,000	87,096
3.701% 1/15/39 (b)		28,000	22,595
CenterPoint Energy Resources Corp.:
4% 4/1/28		80,000	76,515
5.25% 3/1/28		3,281,000	3,280,528
Ferrellgas LP/Ferrellgas Finance Corp. 5.875% 4/1/29 (b)		425,000	401,254
Keyspan Gas East Corp. 5.994% 3/6/33 (b)		2,860,000	2,859,177
Nakilat, Inc. 6.067% 12/31/33 (b)		554,572	569,995
ONE Gas, Inc.:
4.5% 11/1/48		11,000	9,249
5.1% 4/1/29		100,000	99,852
Piedmont Natural Gas Co., Inc.:
3.5% 6/1/29		319,000	293,610
5.05% 5/15/52		45,000	39,442
Southern California Gas Co.:
2.55% 2/1/30		35,000	30,367
2.6% 6/15/26		32,000	30,345
Southern Co. Gas Capital Corp.:
3.15% 9/30/51		527,000	332,475
4.4% 6/1/43		870,000	715,053
4.4% 5/30/47		45,000	36,694
Superior Plus LP / Superior General Partner, Inc. 4.5% 3/15/29 (b)		216,000	196,505
The East Ohio Gas Co. 2% 6/15/30 (b)		1,960,000	1,606,183
			17,017,482
Independent Power and Renewable Electricity Producers - 0.1%
Calpine Corp.:
3.75% 3/1/31 (b)		1,150,000	1,005,738
4.5% 2/15/28 (b)		317,000	298,091
5% 2/1/31 (b)		3,365,000	3,107,815
5.125% 3/15/28 (b)		2,815,000	2,682,571
5.25% 6/1/26 (b)		95,000	93,845
Constellation Energy Generation, LLC:
3.25% 6/1/25		32,000	31,265
5.6% 6/15/42		269,000	258,682
5.75% 10/1/41		580,000	564,109
5.75% 3/15/54		267,000	258,912
5.8% 3/1/33		137,000	139,145
6.25% 10/1/39		45,000	46,621
6.5% 10/1/53		659,000	703,719
Emera U.S. Finance LP:
2.639% 6/15/31		995,000	812,610
4.75% 6/15/46		25,000	20,237
EPH Financing International A/S 6.651% 11/13/28 (Reg. S)	EUR	200,000	223,787
Greenko Dutch BV 3.85% 3/29/26 (b)		182,000	171,237
RWE Finance U.S. LLC 5.875% 4/16/34 (b)		829,000	829,807
Sunnova Energy Corp. 11.75% 10/1/28 (b)		105,000	72,128
TerraForm Power Operating LLC 5% 1/31/28 (b)		645,000	615,603
The AES Corp.:
3.3% 7/15/25 (b)		10,697,000	10,389,653
3.95% 7/15/30 (b)		9,327,000	8,403,486
TransAlta Corp. 6.5% 3/15/40		165,000	162,207
			30,891,268
Multi-Utilities - 0.1%
Algonquin Power & Utilities Corp. 5.365% 6/15/26		3,911,000	3,884,119
Ameren Corp.:
1.95% 3/15/27		10,000	9,143
3.5% 1/15/31		119,000	106,628
Ameren Illinois Co.:
3.25% 3/15/50		115,000	78,404
3.7% 12/1/47		113,000	85,496
4.15% 3/15/46		1,135,000	929,988
4.95% 6/1/33		744,000	724,093
Berkshire Hathaway Energy Co.:
2.85% 5/15/51		80,000	48,687
5.15% 11/15/43		90,000	84,573
6.125% 4/1/36		1,429,000	1,490,870
Consolidated Edison Co. of New York, Inc.:
3.875% 6/15/47		37,000	28,597
4.125% 5/15/49		20,000	15,722
4.2% 3/15/42		111,000	92,253
4.5% 5/15/58		23,000	18,728
4.65% 12/1/48		139,000	118,348
5.7% 12/1/36		11,000	11,053
6.2% 6/15/36		1,325,000	1,398,141
Consumers Energy Co.:
3.25% 8/15/46		325,000	236,795
3.75% 2/15/50		341,000	260,144
4.35% 4/15/49		14,000	11,879
4.35% 8/31/64		14,000	10,825
4.625% 5/15/33		1,465,000	1,398,332
Dominion Energy, Inc.:
4.9% 8/1/41		1,000	885
5.25% 8/1/33		22,000	21,445
6.875% 2/1/55 (e)		280,000	284,027
7% 6/15/38		161,000	175,216
7% 6/1/54 (e)		180,000	185,825
DTE Energy Co.:
4.875% 6/1/28		280,000	275,617
5.1% 3/1/29		300,000	295,941
5.85% 6/1/34		800,000	809,642
E.ON SE 3.375% 1/15/31 (Reg. S)	EUR	400,000	426,079
Engie SA:
3.875% 3/6/36 (Reg. S)	EUR	500,000	537,887
4.25% 9/6/34 (Reg. S)	EUR	400,000	443,208
5.625% 4/10/34 (b)		285,000	284,190
5.875% 4/10/54 (b)		205,000	199,389
NiSource, Inc.:
2.95% 9/1/29		11,346,000	10,139,834
4.8% 2/15/44		550,000	479,835
5.25% 3/30/28		130,000	129,649
5.35% 4/1/34		201,000	196,560
5.95% 6/15/41		640,000	642,028
Public Service Enterprise Group, Inc. 5.2% 4/1/29		300,000	297,894
Puget Energy, Inc.:
2.379% 6/15/28		815,000	722,590
3.65% 5/15/25		1,014,000	993,648
4.1% 6/15/30		5,379,000	4,913,006
4.224% 3/15/32		5,488,000	4,878,964
San Diego Gas & Electric Co.:
1.7% 10/1/30		3,975,000	3,222,423
2.95% 8/15/51		80,000	51,667
3% 3/15/32		311,000	266,505
3.32% 4/15/50		1,324,000	895,907
3.75% 6/1/47		1,210,000	909,500
4.5% 8/15/40		7,000	6,196
4.95% 8/15/28		320,000	319,295
5.35% 4/1/53		525,000	496,955
6% 6/1/39		14,000	14,471
Sempra:
3.3% 4/1/25		1,255,000	1,230,115
4% 2/1/48		965,000	733,637
4.125% 4/1/52 (e)		3,845,000	3,532,528
6.875% 10/1/54 (e)		830,000	821,856
WEC Energy Group, Inc.:
CME Term SOFR 3 Month Index + 2.110% 7.6965% 5/15/67 (e)(g)		1,012,000	996,832
1.8% 10/15/30		850,000	689,590
5.6% 9/12/26		230,000	230,954
			52,794,608
Water Utilities - 0.0%
American Water Capital Corp. 3.45% 6/1/29		18,000	16,662
Anglian Water Services Financing PLC:
5.875% 6/20/31 (Reg. S)	GBP	315,000	405,118
6.293% 7/30/30 (Reg. S)	GBP	550,000	722,519
Severn Trent Utilities Finance PLC 4.625% 11/30/34 (Reg. S)	GBP	210,000	247,183
Southern Water Services Finance Ltd. 2.375% 5/28/28 (Reg. S)	GBP	490,000	531,227
SW Finance I PLC 7.375% 12/12/41 (Reg. S)	GBP	240,000	292,346
Thames Water Utility Finance PLC 4.375% 1/18/31 (Reg. S)	EUR	400,000	367,870
			2,582,925
TOTAL UTILITIES			306,144,059
TOTAL NONCONVERTIBLE BONDS (Cost $4,657,776,272)			4,333,111,251

U.S. Government and Government Agency Obligations - 10.2%
	Principal Amount (a)	Value ($)
U.S. Government Agency Obligations - 0.0%
Fannie Mae:
0% 3/17/31	515,000	372,097
0.5% 6/17/25	1,685,000	1,606,795
0.875% 8/5/30	125,000	100,077
6.625% 11/15/30	1,290,000	1,431,838
Federal Farm Credit Bank:
1.48% 11/26/32	965,000	736,301
1.77% 2/4/31	815,000	671,241
2.35% 3/10/36	1,825,000	1,386,517
2.46% 2/5/35	765,000	600,893
Federal Home Loan Bank:
1.5% 9/30/33	2,000,000	1,478,658
1.75% 6/20/31	810,000	659,897
2.09% 2/22/36	1,760,000	1,301,315
Freddie Mac:
1.22% 8/19/30	1,530,000	1,239,818
6.25% 7/15/32	400,000	444,711
6.75% 3/15/31	2,560,000	2,877,902
Tennessee Valley Authority:
0.75% 5/15/25	845,000	810,204
1.5% 9/15/31	780,000	633,888
2.875% 2/1/27	1,060,000	1,012,653
5.25% 9/15/39	150,000	154,127
7.125% 5/1/30	390,000	438,269
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		17,957,201
U.S. Treasury Inflation-Protected Obligations - 0.0%
U.S. Treasury Inflation-Indexed Bonds:
0.125% 2/15/51	9,600,000	6,613,360
0.125% 2/15/52	5,400,000	3,411,215
2.125% 2/15/54	2,300,000	2,263,576
TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS		12,288,151
U.S. Treasury Obligations - 10.2%
U.S. Treasury Bills, yield at date of purchase 5.24% to 5.29% 7/5/24 to 11/14/24	44,690,000	43,917,151
U.S. Treasury Bonds:
1.125% 5/15/40	11,219,200	6,792,875
1.125% 8/15/40	10,010,400	6,003,894
1.25% 5/15/50	76,780,000	37,382,263
1.375% 11/15/40	31,731,800	19,748,087
1.625% 11/15/50	2,500,700	1,345,494
1.75% 8/15/41	45,582,400	29,730,052
1.875% 2/15/41	45,880,000	30,985,130
1.875% 2/15/51	911,000	523,007
2% 11/15/41	19,966,000	13,533,204
2% 2/15/50	67,435,000	40,326,657
2% 8/15/51	8,419,000	4,970,499
2.25% 5/15/41	45,576,300	32,579,933
2.25% 8/15/46	570,000	375,443
2.25% 8/15/49	7,501,000	4,778,664
2.25% 2/15/52	74,430,300	46,609,068
2.375% 2/15/42	18,866,000	13,562,886
2.375% 5/15/51 (j)	325,794,700	211,193,870
2.5% 2/15/45	4,887,500	3,443,778
2.75% 11/15/42	1,357,900	1,027,761
2.75% 8/15/47	11,200,000	8,060,937
2.75% 11/15/47	6,011,000	4,316,884
2.875% 8/15/45	4,692,900	3,522,608
2.875% 5/15/52	249,200,000	179,823,109
3% 5/15/42	711,000	563,412
3% 5/15/45	342,500	263,217
3% 5/15/47	3,394,000	2,565,917
3% 2/15/48	4,204,500	3,159,945
3% 8/15/52	994,000	736,259
3.125% 11/15/41	4,804,100	3,909,149
3.125% 8/15/44	2,316,000	1,830,364
3.375% 5/15/44	3,476,000	2,862,812
3.375% 11/15/48	2,910,000	2,333,911
3.625% 8/15/43	713,200	612,962
3.625% 2/15/53	146,962,000	123,086,415
3.625% 5/15/53	1,552,000	1,300,043
3.75% 11/15/43	3,648,600	3,189,389
3.875% 2/15/43	7,699,000	6,882,184
4% 11/15/42	13,426,700	12,238,752
4% 11/15/52	99,180,000	89,060,541
4.125% 8/15/53 (k)	80,517,200	73,849,369
4.25% 2/15/54	46,125,000	43,263,809
4.375% 5/15/40	1,131,900	1,102,630
4.375% 5/15/41	4,017,100	3,888,584
4.5% 8/15/39	7,608,800	7,549,059
4.5% 2/15/44	110,123,000	106,870,930
4.5% 5/15/44	9,485,000	9,381,258
4.625% 5/15/54	31,745,000	31,705,319
4.75% 2/15/41	4,021,700	4,076,213
4.75% 11/15/43	2,649,500	2,656,124
4.75% 11/15/53	27,320,000	27,832,250
6.25% 5/15/30 (l)	2,860,000	3,117,847
stripped coupon:
0% 11/15/33	2,471,933	1,606,410
0% 5/15/39 (m)	68,090,000	33,372,884
0% 8/15/39	54,885,000	26,554,937
0% 5/15/40	4,427,000	2,051,465
0% 8/15/40	33,992,494	15,525,510
0% 2/15/41	1,890,000	839,809
0% 5/15/41	41,450,000	18,198,721
0% 8/15/41	5,739,205	2,485,452
0% 11/15/41	20,220,000	8,619,200
0% 2/15/42	9,988,646	4,212,912
0% 5/15/42	557,284	232,230
0% 8/15/42	3,610,000	1,482,908
0% 11/15/42	229,800	93,188
0% 11/15/43	1,570,738	607,824
0% 5/15/44	7,670,000	2,897,293
U.S. Treasury Notes:
0.25% 6/30/25	1,793,000	1,702,282
0.375% 4/30/25	7,679,000	7,352,792
0.375% 1/31/26	29,600,000	27,448,219
0.375% 9/30/27	3,284,000	2,857,721
0.5% 4/30/27	11,346,000	10,072,234
0.5% 5/31/27	11,346,000	10,038,551
0.5% 8/31/27	13,292,000	11,649,711
0.5% 10/31/27	33,295,000	29,009,569
0.625% 7/31/26	1,196,000	1,094,200
0.75% 3/31/26	2,368,500	2,197,987
0.75% 4/30/26	79,196,200	73,284,327
0.75% 5/31/26	22,000,000	20,295,859
0.875% 6/30/26	41,590,000	38,374,898
1% 7/31/28 (l)	4,000,000	3,465,625
1.125% 10/31/26 (j)	15,938,500	14,626,687
1.25% 11/30/26	213,660,000	196,233,356
1.25% 4/30/28	78,000,000	68,789,297
1.25% 9/30/28	16,126,200	14,056,881
1.25% 8/15/31	16,599,000	13,318,104
1.5% 11/30/28	28,225,000	24,771,848
1.5% 2/15/30	3,466,000	2,946,912
1.625% 11/30/26	2,390,000	2,216,258
1.625% 5/15/31	6,021,000	5,000,723
1.875% 2/28/27	3,746,000	3,475,439
1.875% 2/15/32	3,096,300	2,570,897
2.375% 3/31/29	6,141,000	5,574,637
2.5% 3/31/27	76,200,000	71,833,383
2.625% 4/15/25	6,619,000	6,474,145
2.75% 7/31/27	102,180,000	96,512,203
2.75% 5/31/29	70,960,000	65,407,934
2.75% 8/15/32	31,678,400	27,902,978
2.875% 6/15/25	5,832,000	5,697,420
2.875% 5/15/28	39,690,000	37,280,693
2.875% 5/15/32	30,874,000	27,538,161
3.125% 8/31/29	42,200,000	39,489,969
3.25% 6/30/29	2,264,100	2,134,799
3.375% 5/15/33	40,996,000	37,626,641
3.5% 1/31/30	63,400,000	60,197,805
3.5% 4/30/30	45,200,000	42,842,891
3.5% 2/15/33	193,100,000	179,288,824
3.625% 3/31/28	2,370,000	2,290,661
3.625% 5/31/28	7,000,000	6,761,016
3.625% 3/31/30	43,700,000	41,724,965
3.75% 4/15/26	25,105,000	24,587,209
3.75% 12/31/28	1,260,000	1,219,542
3.75% 5/31/30	90,000,000	86,424,610
3.75% 6/30/30	149,200,000	143,179,547
3.75% 12/31/30	26,000	24,889
3.875% 3/31/25	4,040,000	3,996,128
3.875% 11/30/27	7,561,000	7,381,131
3.875% 12/31/29	36,038,000	34,900,551
3.875% 8/15/33	24,810,000	23,643,155
4% 12/15/25	10,655,000	10,495,175
4% 1/15/27	54,985,000	54,003,432
4% 6/30/28	42,370,000	41,486,188
4% 1/31/29	3,274,000	3,202,253
4% 10/31/29	5,394,000	5,260,414
4% 2/28/30	65,431,000	63,733,883
4% 7/31/30	93,000	90,457
4% 1/31/31	90,000	87,398
4% 2/15/34	5,292,000	5,087,762
4.125% 2/15/27	35,060,000	34,542,317
4.125% 10/31/27	1,719,000	1,691,671
4.125% 7/31/28	79,900,000	78,592,262
4.125% 3/31/29	10,900,000	10,715,211
4.125% 3/31/31	692,000	676,863
4.125% 11/15/32	20,253,000	19,722,941
4.25% 1/31/26	969,000	957,872
4.25% 3/15/27	15,070,000	14,895,753
4.25% 2/28/29	8,630,000	8,533,924
4.25% 2/28/31	16,750,000	16,508,565
4.375% 8/15/26	25,201,000	24,963,756
4.375% 12/15/26	5,350,000	5,302,561
4.375% 8/31/28	9,006,900	8,943,922
4.375% 11/30/28	9,667,400	9,605,846
4.375% 5/15/34	129,448,800	128,295,897
4.5% 11/15/25	2,264,000	2,246,666
4.5% 3/31/26	38,072,400	37,797,268
4.5% 4/15/27	3,350,000	3,333,773
4.5% 5/15/27	46,787,000	46,567,686
4.5% 5/31/29	144,170,000	144,192,527
4.5% 11/15/33	176,116,000	176,143,518
4.625% 10/15/26	53,824,000	53,630,570
4.625% 11/15/26	3,286,000	3,275,475
4.625% 9/30/28	9,024,800	9,049,125
4.625% 4/30/29	88,401,000	88,829,192
4.625% 9/30/30	54,280,000	54,600,167
4.625% 4/30/31	30,103,000	30,324,069
4.625% 5/31/31	150,000	151,084
4.75% 7/31/25	43,657,000	43,472,822
4.875% 11/30/25	3,428,000	3,420,233
4.875% 5/31/26	2,920,000	2,920,456
4.875% 10/31/28	417,000	422,375
4.875% 10/31/30	143,175,600	146,016,741
5% 8/31/25	3,196,500	3,191,755
5% 9/30/25	2,846,000	2,842,776
TOTAL U.S. TREASURY OBLIGATIONS		4,501,833,526
Other Government Related - 0.0%
Private Export Funding Corp. Secured 1.4% 7/15/28	2,605,000	2,265,325
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $4,860,237,206)		4,534,344,203

U.S. Government Agency - Mortgage Securities - 14.0%
	Principal Amount (a)	Value ($)
Fannie Mae - 4.1%
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.550% 5.803% 6/1/36 (e)(g)	2,253	2,307
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.590% 6.385% 5/1/35 (e)(g)	1,187	1,204
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.820% 6.297% 2/1/35 (e)(g)	20,645	21,026
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.950% 5.771% 7/1/37 (e)(g)	6,620	6,804
1.5% 11/1/35 to 10/1/51	101,898,789	78,393,895
1.56% 10/1/35	3,250,531	2,387,101
1.73% 11/1/31	4,370,000	3,508,452
1.82% 4/1/32	1,031,765	834,745
1.93% 1/1/32	6,000,000	4,881,234
1.96% 9/1/33	248,670	192,436
2% 2/1/28 to 3/1/52	439,243,034	350,487,641
2.02% 1/1/32	4,000,000	3,279,298
2.07% 5/1/32	443,451	358,720
2.11% 1/1/32	5,000,000	4,139,983
2.14% 8/1/36	364,521	278,525
2.2% 10/1/26	169,856	159,257
2.25% 4/1/33	1,272,605	1,035,228
2.39% 3/1/32	227,278	192,329
2.49% 5/1/26	265,815	250,660
2.5% 6/1/28 to 3/1/62 (k)	509,049,591	422,196,637
2.51% 10/1/30	737,087	638,839
2.6% 9/1/27 to 9/1/28	683,511	628,611
2.61% 6/1/26	296,122	281,658
2.62% 5/1/26	149,479	142,870
2.66% 8/1/29	656,840	590,631
2.67% 4/1/34	585,106	485,352
2.69% 12/1/28	441,052	401,183
2.73% 7/1/28	288,524	266,471
2.78% 4/1/26	204,787	196,418
2.81% 5/1/26	117,021	111,906
2.83% 10/1/27 to 4/1/30	1,242,227	1,134,989
2.835% to 2.84% 8/1/29 to 11/1/31	596,076	530,898
2.86% 12/1/29	587,403	530,728
2.87% 8/1/31	229,913	204,714
2.9% 5/1/29	101,300	92,411
2.93% 1/1/25	109,260	107,214
2.97% 4/1/28	179,113	167,505
3% 12/1/26 to 6/1/62 (j)	215,449,819	185,036,335
3.09% 10/1/25 to 5/1/32	1,198,559	1,081,565
3.12% 3/1/31	2,039,493	1,840,245
3.13% 2/1/26 to 7/1/36	1,288,382	1,189,777
3.16% 8/1/33	429,760	371,156
3.17% 1/1/29	492,542	456,722
3.19% 11/1/27	250,000	235,635
3.25% 6/1/29	263,666	245,083
3.26% 5/1/32	429,906	383,309
3.27% 12/1/28	246,992	230,670
3.32% 3/1/29	926,900	866,435
3.35% 1/1/29	246,446	230,818
3.37% 1/1/29	464,277	435,476
3.42% 5/1/30	383,513	353,172
3.5% 5/1/29 to 6/1/62	188,502,171	167,329,988
3.55% 8/1/28	331,172	313,619
3.67% 7/1/33	2,000,000	1,831,362
3.71% 9/1/30	733,284	682,923
3.75% 7/1/33 to 9/1/34	4,389,300	4,017,043
3.77% 9/1/32	2,000,000	1,837,902
3.78% 8/1/30	478,883	449,616
3.803% 12/1/26 (e)	61,078	59,743
3.81% 12/1/28	468,084	445,258
3.83% 9/1/32	6,000,000	5,538,304
3.84% 10/1/27	134,520	129,556
3.88% 12/1/28	8,484	8,119
3.895% 2/1/33	559,653	518,429
4% 7/1/37 to 9/1/62	146,748,193	135,260,787
4.11% 4/1/33	3,436,169	3,242,649
4.21% 2/1/33	936,169	889,462
4.24% 3/1/33	5,411,325	5,141,440
4.33% 1/1/33	731,382	702,721
4.37% 10/1/30 to 5/1/33	2,987,100	2,864,543
4.42% 2/1/33	383,712	370,569
4.45% 10/1/33	2,000,000	1,919,409
4.48% 4/1/33	446,114	430,728
4.5% 6/1/25 to 12/1/61	97,346,877	92,031,622
4.51% 7/1/33 to 10/1/33	5,988,829	5,796,844
4.55% 9/1/33	3,115,000	3,044,595
4.56% 1/1/33	1,452,438	1,409,920
4.7% 9/1/33	3,907,344	3,855,215
4.73% 10/1/32	536,805	523,665
4.8% 12/1/30	2,000,000	1,964,695
4.81% 9/1/29	2,962,206	2,921,324
4.83% 2/1/34	2,429,000	2,396,140
4.88% 12/1/32	234,042	232,191
4.97% 1/1/32	866,335	858,649
5% 6/1/24 to 2/1/54	107,486,078	104,315,411
5.1% 6/1/29	2,551,000	2,545,661
5.17% 8/1/28	2,360,000	2,358,041
5.288% 8/1/41 (e)	169,299	166,269
5.5% 9/1/34 to 4/1/54	86,613,743	85,445,049
6% to 6% 2/1/34 to 5/1/54	68,295,983	68,768,263
6.5% 2/1/36 to 3/1/54	16,418,511	16,879,639
6.712% 2/1/39 (e)	68,425	69,316
7% 6/1/33 to 1/1/54	839,975	868,787
7.5% 12/1/53 to 1/1/54	120,883	125,599
8% 12/1/36	11,504	11,787
4.32% 7/1/33	515,094	491,095
TOTAL FANNIE MAE		1,803,140,225
Freddie Mac - 2.1%
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.810% 6.04% 10/1/37 (e)(g)	1,495	1,526
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 2.500% 8.185% 10/1/35 (e)(g)	1,574	1,615
1.5% 8/1/35 to 6/1/51	81,274,062	61,750,902
2% 1/1/32 to 4/1/52	195,525,729	158,229,002
2.5% 3/1/28 to 5/1/52 (d)	177,585,214	148,168,927
3% 10/1/28 to 12/1/52	169,236,352	145,123,363
3% 10/1/49	6,236,422	5,317,524
3.05% 10/1/32	6,301,000	5,501,656
3.19% 7/1/33	6,000,000	5,280,475
3.5% 2/1/29 to 2/1/53 (j)	127,496,621	114,460,314
3.55% 11/1/32	438,765	399,113
3.85% 9/1/32	509,042	471,947
4% 2/1/26 to 10/1/52 (m)	95,241,680	87,793,317
4.17% 10/1/34	585,106	547,852
4.5% 7/1/25 to 5/1/53	32,014,014	30,457,575
5% 10/1/33 to 8/1/53	35,020,361	33,973,418
5.5% 12/1/37 to 3/1/54 (k)(l)(m)	81,939,681	80,983,283
6% 2/1/28 to 4/1/54	27,295,315	27,450,918
6.5% 3/1/32 to 1/1/54 (k)(l)	9,546,295	9,829,816
7% 1/1/54	41,648	43,031
7.5% 1/1/32 to 1/1/54	65,763	68,488
TOTAL FREDDIE MAC		915,854,062
Ginnie Mae - 2.3%
U.S. TREASURY 1 YEAR INDEX + 1.560% 6.563% 3/20/72 (e)(g)(n)	619,737	639,879
U.S. TREASURY 1 YEAR INDEX + 1.650% 6.653% 3/20/72 (e)(g)(n)	572,403	593,984
U.S. TREASURY 1 YEAR INDEX + 1.670% 6.666% 4/20/72 (e)(g)(n)	1,004,068	1,042,734
U.S. TREASURY 1 YEAR INDEX + 1.690% 6.692% 3/20/72 (e)(g)(n)	1,368,575	1,421,160
U.S. TREASURY 1 YEAR INDEX + 1.700% 6.702% 2/20/72 (e)(g)(n)	1,068,850	1,109,846
U.S. TREASURY 1 YEAR INDEX + 1.710% 6.709% 3/20/72 (e)(g)(n)	360,035	374,133
U.S. TREASURY 1 YEAR INDEX + 1.730% 6.733% 3/20/72 (e)(g)(n)	412,550	428,808
U.S. TREASURY 1 YEAR INDEX + 1.730% 6.734% 4/20/72 (e)(g)(n)	598,071	623,938
U.S. TREASURY 1 YEAR INDEX + 1.740% 6.736% 3/20/72 (e)(g)(n)	859,914	895,781
U.S. TREASURY 1 YEAR INDEX + 1.750% 6.758% 3/20/72 (e)(g)(n)	998,108	1,040,182
2.967% 6/20/71 (e)	608,576	533,510
3.006% 7/20/71 (e)(n)	1,395,058	1,226,903
3.5% 9/20/40 to 5/20/53	62,596,014	56,380,510
4.5% 5/15/39 to 4/20/53	57,257,091	54,443,439
5.5% 6/15/36 to 6/20/63	9,432,567	9,389,393
2% 10/20/50 to 2/20/52	76,247,738	61,097,938
2% 6/1/54 (d)	4,300,000	3,442,918
2% 6/1/54 (d)	13,200,000	10,568,956
2% 6/1/54 (d)	3,000,000	2,402,036
2% 6/1/54 (d)	5,986,000	4,792,862
2% 6/1/54 (d)	9,200,000	7,366,242
2% 6/1/54 (d)	1,825,000	1,461,238
2% 6/1/54 (d)	2,200,000	1,761,493
2% 6/1/54 (d)	6,700,000	5,364,546
2% 6/1/54 (d)	5,600,000	4,483,800
2% 6/1/54 (d)	8,600,000	6,885,835
2% 6/1/54 (d)	26,300,000	21,057,845
2% 6/1/54 (d)	250,000	200,170
2% 6/1/54 (d)	750,000	600,509
2% 6/1/54 (d)	1,203,000	963,216
2% 6/1/54 (d)	13,175,000	10,548,939
2% 6/1/54 (d)	4,300,000	3,442,918
2% 6/1/54 (d)	316,000	253,014
2% 6/1/54 (d)	8,600,000	6,885,835
2% 6/1/54 (d)	26,450,000	21,177,946
2% 7/1/54 (d)	8,750,000	7,012,431
2% 7/1/54 (d)	26,700,000	21,397,933
2.5% 8/20/46 to 6/20/52	93,277,833	77,584,739
2.5% 6/1/54 (d)	3,064,000	2,552,094
2.5% 6/1/54 (d)	5,900,000	4,914,280
2.5% 6/1/54 (d)	15,700,000	13,076,982
2.5% 6/1/54 (d)	10,125,000	8,433,404
2.5% 6/1/54 (d)	10,150,000	8,454,227
2.5% 6/1/54 (d)	25,900,000	21,572,856
2.5% 6/1/54 (d)	25,900,000	21,572,856
2.5% 6/1/54 (d)	1,256,000	1,046,159
2.5% 6/1/54 (d)	320,000	266,537
2.5% 7/1/54 (d)	25,900,000	21,589,043
2.5% 7/1/54 (d)	10,100,000	8,418,893
2.817% 7/20/71 (e)(n)	2,820,046	2,463,478
2.893% 8/20/71 (e)(n)	1,041,352	909,831
2.953% 5/20/71 (e)(n)	1,319,229	1,155,894
3% 8/20/42 to 4/20/53	70,592,126	61,304,225
3% 6/1/54 (d)	6,800,000	5,873,516
3% 6/1/54 (d)	4,332,000	3,741,775
3% 6/1/54 (d)	896,000	773,922
3% 6/1/54 (d)	20,600,000	17,793,299
3% 6/1/54 (d)	5,400,000	4,664,263
3% 6/1/54 (d)	229,000	197,799
3% 6/1/54 (d)	4,050,000	3,498,197
3% 6/1/54 (d)	15,450,000	13,344,975
3% 6/1/54 (d)	1,900,000	1,641,130
3% 6/1/54 (d)	7,250,000	6,262,205
3% 6/1/54 (d)	1,800,000	1,554,754
3.5% 6/1/54 (d)	1,925,000	1,717,094
3.5% 6/1/54 (d)	750,000	668,998
3.5% 6/1/54 (d)	6,675,000	5,954,078
3.5% 6/1/54 (d)	925,000	825,097
3.5% 6/1/54 (d)	2,675,000	2,386,091
3.5% 6/1/54 (d)	3,250,000	2,898,989
3.5% 6/1/54 (d)	3,190,000	2,845,469
3.5% 6/1/54 (d)	775,000	691,297
3.5% 6/1/54 (d)	2,675,000	2,386,091
3.5% 6/1/54 (d)	647,000	577,122
3.5% 6/1/54 (d)	170,000	151,639
3.5% 6/1/54 (d)	3,825,000	3,411,887
3.5% 6/1/54 (d)	13,375,000	11,930,456
3.5% 7/1/54 (d)	3,850,000	3,435,992
3.5% 7/1/54 (d)	13,400,000	11,959,038
3.5% 7/1/54 (d)	4,350,000	3,882,225
3.5% 7/1/54 (d)	15,250,000	13,610,099
3.75% 6/20/46 to 7/20/46	100,520	91,962
4% 5/20/40 to 8/20/52	46,554,515	43,476,281
4% 6/1/54 (d)	600,000	550,996
4% 6/1/54 (d)	1,080,000	991,792
4% 6/1/54 (d)	600,000	550,996
4% 6/1/54 (d)	460,000	422,430
4% 6/1/54 (d)	118,000	108,362
4% 6/1/54 (d)	3,200,000	2,938,643
4.5% 6/1/54 (d)	80,000	75,579
4.5% 6/1/54 (d)	55,000	51,960
4.5% 6/1/54 (d)	11,000,000	10,392,061
4.5% 6/1/54 (d)	410,000	387,340
4.5% 6/1/54 (d)	9,600,000	9,069,435
4.5% 6/1/54 (d)	7,425,000	7,014,641
4.5% 7/1/54 (d)	9,600,000	9,064,500
5% 6/20/34 to 6/20/63	17,014,827	16,683,215
5% 6/1/54 (d)	3,259,000	3,161,104
5% 6/1/54 (d)	118,000	114,455
5% 6/1/54 (d)	6,500,000	6,304,748
5% 6/1/54 (d)	12,400,000	12,027,520
5% 6/1/54 (d)	6,500,000	6,304,748
5% 6/1/54 (d)	2,425,000	2,352,156
5% 6/1/54 (d)	7,775,000	7,541,449
5% 6/1/54 (d)	401,000	388,954
5% 6/1/54 (d)	106,000	102,816
5% 6/1/54 (d)	7,925,000	7,686,943
5% 6/1/54 (d)	15,175,000	14,719,163
5% 6/1/54 (d)	1,175,000	1,139,705
5% 6/1/54 (d)	3,825,000	3,710,102
5.5% 6/1/54 (d)	2,100,000	2,082,630
5.5% 6/1/54 (d)	265,000	262,808
5.5% 6/1/54 (d)	9,900,000	9,818,113
5.5% 6/1/54 (d)	5,795,000	5,747,067
5.5% 6/1/54 (d)	170,000	168,594
5.5% 6/1/54 (d)	5,875,000	5,826,406
5.5% 6/1/54 (d)	16,654,000	16,516,248
5.5% 6/1/54 (d)	357,000	354,047
5.5% 7/1/54 (d)	3,000,000	2,972,022
5.5% 7/1/54 (d)	14,100,000	13,968,502
5.5% 7/1/54 (d)	3,900,000	3,863,628
5.5% 7/1/54 (d)	2,600,000	2,575,752
5.5% 7/1/54 (d)	12,500,000	12,383,424
6% 11/20/32 to 6/20/63	2,162,145	2,176,906
6% 7/20/53	1,126,008	1,142,232
6% 6/1/54 (d)	3,275,000	3,296,542
6% 6/1/54 (d)	2,225,000	2,239,636
6% 6/1/54 (d)	3,775,000	3,799,831
6% 6/1/54 (d)	170,000	171,118
6% 6/1/54 (d)	2,156,000	2,170,182
6% 6/1/54 (d)	63,000	63,414
6% 6/1/54 (d)	1,575,000	1,585,360
6% 6/1/54 (d)	1,250,000	1,258,222
6% 6/1/54 (d)	2,650,000	2,667,431
6% 6/1/54 (d)	2,125,000	2,138,978
6% 6/1/54 (d)	255,000	256,677
6% 6/1/54 (d)	2,500,000	2,516,445
6% 6/1/54 (d)	3,200,000	3,221,049
6% 6/1/54 (d)	73,000	73,480
6% 6/1/54 (d)	1,050,000	1,056,907
6% 6/1/54 (d)	1,900,000	1,912,498
6% 6/1/54 (d)	1,950,000	1,962,827
6% 6/1/54 (d)	3,250,000	3,271,378
6% 6/1/54 (d)	1,925,000	1,937,662
6% 7/1/54 (d)	1,950,000	1,959,323
6% 7/1/54 (d)	3,250,000	3,265,538
6% 7/1/54 (d)	1,575,000	1,582,530
6% 7/1/54 (d)	2,650,000	2,662,669
6% 7/1/54 (d)	1,250,000	1,255,976
6% 7/1/54 (d)	2,125,000	2,135,159
6% 7/1/54 (d)	3,550,000	3,566,972
6% 7/1/54 (d)	5,100,000	5,124,383
6% 7/1/54 (d)	275,000	276,315
6% 7/1/54 (d)	375,000	376,793
6.5% 10/20/39	4,272	4,430
6.5% 6/20/53	1,224,835	1,267,402
6.5% 7/20/53	1,469,750	1,520,829
6.5% 6/1/54 (d)	117,000	118,722
6.5% 6/1/54 (d)	1,213,000	1,230,850
6.5% 6/1/54 (d)	600,000	608,830
6.5% 6/1/54 (d)	194,000	196,855
6.5% 6/1/54 (d)	54,000	54,795
7% 6/20/32 to 1/20/39	14,507	14,979
7.5% 5/20/32	2,264	2,332
8% 9/20/31	3,823	3,945
TOTAL GINNIE MAE		1,027,417,514
Home Re - Ltd. - 0.0%
U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 5.500% 10.8237% 10/25/34 (b)(e)(g)	563,164	599,409
Uniform Mortgage Backed Securities - 5.5%
1.5% 6/1/39 (d)	12,000	10,186
1.5% 6/1/39 (d)	667,000	566,193
1.5% 6/1/39 (d)	172,000	146,005
1.5% 6/1/39 (d)	2,107,000	1,788,558
1.5% 6/1/54 (d)	13,000	9,532
1.5% 6/1/54 (d)	2,194,000	1,608,689
1.5% 6/1/54 (d)	195,000	142,978
2% 6/1/39 (d)	19,000	16,585
2% 6/1/39 (d)	1,058,000	923,519
2% 6/1/39 (d)	2,392,000	2,087,956
2% 6/1/39 (d)	265,000	231,316
2% 6/1/54 (d)	11,550,000	8,903,420
2% 6/1/54 (d)	10,025,000	7,727,860
2% 6/1/54 (d)	20,200,000	15,571,350
2% 6/1/54 (d)	9,600,000	7,400,245
2% 6/1/54 (d)	5,550,000	4,278,267
2% 6/1/54 (d)	9,450,000	7,284,617
2% 6/1/54 (d)	4,800,000	3,700,123
2% 6/1/54 (d)	3,050,000	2,351,120
2% 6/1/54 (d)	5,625,000	4,336,081
2% 6/1/54 (d)	13,000,000	10,021,166
2% 6/1/54 (d)	8,300,000	6,398,129
2% 6/1/54 (d)	15,250,000	11,755,598
2% 6/1/54 (d)	84,000	64,752
2% 6/1/54 (d)	8,700,000	6,706,472
2% 6/1/54 (d)	3,650,000	2,813,635
2% 6/1/54 (d)	7,950,000	6,128,328
2% 6/1/54 (d)	3,500,000	2,698,006
2% 6/1/54 (d)	5,300,000	4,085,552
2% 6/1/54 (d)	12,050,000	9,288,850
2% 6/1/54 (d)	2,500,000	1,927,147
2% 6/1/54 (d)	950,000	732,316
2% 6/1/54 (d)	3,000,000	2,312,577
2% 6/1/54 (d)	2,900,000	2,235,491
2% 6/1/54 (d)	4,500,000	3,468,865
2% 6/1/54 (d)	8,950,000	6,899,187
2% 6/1/54 (d)	1,700,000	1,310,460
2% 6/1/54 (d)	19,900,000	15,340,092
2% 6/1/54 (d)	10,450,000	8,055,476
2% 6/1/54 (d)	4,250,000	3,276,150
2% 6/1/54 (d)	11,325,000	8,729,977
2% 6/1/54 (d)	6,400,000	4,933,497
2% 6/1/54 (d)	3,250,000	2,505,291
2% 6/1/54 (d)	12,750,000	9,828,451
2% 6/1/54 (d)	30,500,000	23,511,196
2% 6/1/54 (d)	11,375,000	8,768,520
2% 6/1/54 (d)	6,226,000	4,799,368
2% 6/1/54 (d)	300,000	231,258
2% 6/1/54 (d)	11,475,000	8,845,606
2% 6/1/54 (d)	5,825,000	4,490,253
2% 6/1/54 (d)	6,700,000	5,164,755
2% 6/1/54 (d)	4,425,000	3,411,051
2% 6/1/54 (d)	13,325,000	10,271,695
2% 6/1/54 (d)	5,352,000	4,125,637
2% 6/1/54 (d)	975,000	751,587
2% 6/1/54 (d)	1,800,000	1,387,546
2% 6/1/54 (d)	5,600,000	4,316,810
2% 6/1/54 (d)	1,328,000	1,023,701
2% 6/1/54 (d)	78,324,000	60,376,752
2% 6/1/54 (d)	31,300,000	24,127,884
2% 6/1/54 (d)	65,600,000	50,568,344
2% 6/1/54 (d)	14,000,000	10,792,025
2% 6/1/54 (d)	5,100,000	3,931,380
2% 6/1/54 (d)	10,600,000	8,171,104
2% 6/1/54 (d)	5,725,000	4,413,167
2% 6/1/54 (d)	11,325,000	8,729,977
2% 6/1/54 (d)	22,800,000	17,575,583
2% 7/1/54 (d)	26,100,000	20,140,827
2% 7/1/54 (d)	13,650,000	10,533,421
2% 7/1/54 (d)	26,600,000	20,526,667
2% 7/1/54 (d)	10,450,000	8,064,048
2% 7/1/54 (d)	19,900,000	15,356,416
2% 7/1/54 (d)	22,700,000	17,517,118
2% 7/1/54 (d)	84,900,000	65,515,564
2% 7/1/54 (d)	42,000,000	32,410,526
2% 7/1/54 (d)	88,600,000	68,370,777
2% 7/1/54 (d)	14,150,000	10,919,261
2% 7/1/54 (d)	7,650,000	5,903,346
2% 7/1/54 (d)	16,950,000	13,079,962
2.5% 6/1/39 (d)	8,000	7,183
2.5% 6/1/39 (d)	403,000	361,818
2.5% 6/1/39 (d)	964,000	865,491
2.5% 6/1/39 (d)	103,000	92,475
2.5% 6/1/54 (d)	3,000,000	2,420,743
2.5% 6/1/54 (d)	67,000	54,063
2.5% 6/1/54 (d)	11,500,000	9,279,513
2.5% 6/1/54 (d)	7,500,000	6,051,857
2.5% 6/1/54 (d)	5,175,000	4,175,781
2.5% 6/1/54 (d)	11,500,000	9,279,513
2.5% 6/1/54 (d)	4,500,000	3,631,114
2.5% 6/1/54 (d)	500,000	403,457
2.5% 6/1/54 (d)	30,475,000	24,590,710
2.5% 6/1/54 (d)	3,475,000	2,804,027
2.5% 6/1/54 (d)	1,500,000	1,210,371
2.5% 6/1/54 (d)	12,525,000	10,106,600
2.5% 6/1/54 (d)	8,500,000	6,858,771
2.5% 6/1/54 (d)	8,000,000	6,455,314
2.5% 6/1/54 (d)	15,475,000	12,486,997
2.5% 6/1/54 (d)	825,000	665,704
2.5% 6/1/54 (d)	800,000	645,531
2.5% 6/1/54 (d)	1,600,000	1,291,063
2.5% 6/1/54 (d)	8,450,000	6,818,425
2.5% 6/1/54 (d)	2,225,000	1,795,384
2.5% 6/1/54 (d)	11,500,000	9,279,513
2.5% 6/1/54 (d)	8,850,000	7,141,191
2.5% 6/1/54 (d)	7,375,000	5,950,992
2.5% 6/1/54 (d)	6,925,000	5,587,881
2.5% 6/1/54 (d)	11,075,000	8,936,575
2.5% 6/1/54 (d)	9,500,000	7,665,685
2.5% 6/1/54 (d)	1,500,000	1,210,371
2.5% 6/1/54 (d)	10,500,000	8,472,599
2.5% 6/1/54 (d)	500,000	403,457
2.5% 6/1/54 (d)	4,500,000	3,631,114
2.5% 6/1/54 (d)	14,500,000	11,700,256
2.5% 6/1/54 (d)	8,500,000	6,858,771
2.5% 6/1/54 (d)	11,500,000	9,279,513
2.5% 6/1/54 (d)	7,500,000	6,051,857
2.5% 6/1/54 (d)	2,000,000	1,613,828
2.5% 6/1/54 (d)	2,000,000	1,613,828
2.5% 6/1/54 (d)	32,000	25,821
2.5% 6/1/54 (d)	3,100,000	2,501,434
2.5% 6/1/54 (d)	5,000,000	4,034,571
2.5% 6/1/54 (d)	3,838,000	3,096,937
2.5% 6/1/54 (d)	7,500,000	6,051,857
2.5% 6/1/54 (d)	14,500,000	11,700,256
2.5% 6/1/54 (d)	958,000	773,024
2.5% 6/1/54 (d)	600,000	484,149
2.5% 6/1/54 (d)	4,400,000	3,550,422
2.5% 6/1/54 (d)	17,750,000	14,322,727
2.5% 6/1/54 (d)	5,750,000	4,639,757
2.5% 6/1/54 (d)	8,500,000	6,858,771
2.5% 6/1/54 (d)	16,850,000	13,596,504
2.5% 6/1/54 (d)	11,400,000	9,198,822
2.5% 6/1/54 (d)	8,450,000	6,818,425
2.5% 6/1/54 (d)	35,100,000	28,322,688
2.5% 6/1/54 (d)	5,750,000	4,639,757
2.5% 6/1/54 (d)	17,650,000	14,242,036
2.5% 7/1/54 (d)	28,400,000	22,936,334
2.5% 7/1/54 (d)	4,175,000	3,371,803
2.5% 7/1/54 (d)	6,925,000	5,592,750
2.5% 7/1/54 (d)	107,800,000	87,061,156
2.5% 7/1/54 (d)	22,100,000	17,848,345
2.5% 7/1/54 (d)	28,300,000	22,855,572
2.5% 7/1/54 (d)	4,150,000	3,351,612
2.5% 7/1/54 (d)	33,000,000	26,651,374
2.5% 7/1/54 (d)	6,900,000	5,572,560
3% 6/1/39 (d)	5,000	4,596
3% 6/1/39 (d)	236,000	216,917
3% 6/1/39 (d)	62,000	56,987
3% 6/1/39 (d)	523,000	480,710
3% 6/1/54 (d)	4,000,000	3,362,188
3% 6/1/54 (d)	38,000	31,941
3% 6/1/54 (d)	225,000	189,123
3% 6/1/54 (d)	6,875,000	5,778,761
3% 6/1/54 (d)	300,000	252,164
3% 6/1/54 (d)	1,506,000	1,265,864
3% 6/1/54 (d)	900,000	756,492
3% 6/1/54 (d)	41,950,000	35,260,951
3% 6/1/54 (d)	10,500,000	8,825,745
3% 6/1/54 (d)	1,000,000	840,547
3% 6/1/54 (d)	11,500,000	9,666,292
3% 6/1/54 (d)	5,650,000	4,749,091
3% 6/1/54 (d)	36,200,000	30,427,805
3% 6/1/54 (d)	6,200,000	5,211,392
3% 6/1/54 (d)	4,575,000	3,845,503
3% 6/1/54 (d)	10,500,000	8,825,745
3% 6/1/54 (d)	1,000,000	840,547
3% 6/1/54 (d)	11,500,000	9,666,292
3% 6/1/54 (d)	20,000	16,811
3% 6/1/54 (d)	4,900,000	4,118,681
3% 6/1/54 (d)	2,175,000	1,828,190
3% 6/1/54 (d)	2,400,000	2,017,313
3% 6/1/54 (d)	175,000	147,096
3% 6/1/54 (d)	11,000,000	9,246,018
3% 6/1/54 (d)	539,000	453,055
3% 6/1/54 (d)	14,550,000	12,229,960
3% 6/1/54 (d)	16,950,000	14,247,273
3% 6/1/54 (d)	44,400,000	37,320,291
3% 6/1/54 (d)	17,300,000	14,541,465
3% 6/1/54 (d)	5,500,000	4,623,009
3% 6/1/54 (d)	6,500,000	5,463,556
3% 6/1/54 (d)	1,300,000	1,092,711
3% 7/1/54 (d)	10,600,000	8,915,182
3% 7/1/54 (d)	84,200,000	70,816,823
3% 7/1/54 (d)	13,950,000	11,732,716
3% 7/1/54 (d)	12,900,000	10,849,608
3% 7/1/54 (d)	23,550,000	19,806,843
3% 7/1/54 (d)	43,150,000	36,291,519
3% 7/1/54 (d)	6,000,000	5,046,329
3% 7/1/54 (d)	14,400,000	12,111,191
3% 7/1/54 (d)	4,200,000	3,532,431
3% 7/1/54 (d)	25,150,000	21,152,531
3.5% 6/1/39 (d)	81,000	76,089
3.5% 6/1/39 (d)	21,000	19,727
3.5% 6/1/39 (d)	353,000	331,599
3.5% 6/1/54 (d)	6,900,000	6,046,397
3.5% 6/1/54 (d)	27,000	23,660
3.5% 6/1/54 (d)	6,809,000	5,966,655
3.5% 6/1/54 (d)	9,625,000	8,434,285
3.5% 6/1/54 (d)	13,225,000	11,588,927
3.5% 6/1/54 (d)	3,225,000	2,826,033
3.5% 6/1/54 (d)	10,000,000	8,762,894
3.5% 7/1/54 (d)	4,100,000	3,589,903
3.5% 7/1/54 (d)	2,925,000	2,561,090
3.5% 7/1/54 (d)	700,000	612,910
3.5% 7/1/54 (d)	9,675,000	8,471,296
3.5% 7/1/54 (d)	725,000	634,800
3.5% 7/1/54 (d)	1,550,000	1,357,159
3.5% 7/1/54 (d)	2,800,000	2,451,641
3.5% 7/1/54 (d)	9,800,000	8,580,745
3.5% 7/1/54 (d)	11,725,000	10,266,248
3.5% 7/1/54 (d)	1,000,000	875,586
3.5% 7/1/54 (d)	1,400,000	1,225,821
3.5% 7/1/54 (d)	400,000	350,234
3.5% 7/1/54 (d)	1,000,000	875,586
4% 6/1/39 (d)	39,000	37,370
4% 6/1/39 (d)	11,000	10,540
4% 6/1/39 (d)	212,000	203,139
4% 6/1/54 (d)	2,340,331	2,122,661
4% 6/1/54 (d)	10,259,669	9,305,436
4% 6/1/54 (d)	2,450,000	2,222,130
4% 6/1/54 (d)	12,600,000	11,428,097
4% 6/1/54 (d)	20,500,000	18,593,332
4% 6/1/54 (d)	13,319,000	12,080,224
4% 7/1/54 (d)	21,700,000	19,688,501
4% 7/1/54 (d)	16,700,000	15,151,980
4% 7/1/54 (d)	14,175,000	12,861,037
4% 7/1/54 (d)	20,500,000	18,599,736
4% 7/1/54 (d)	2,450,000	2,222,895
4.5% 6/1/39 (d)	52,000	50,696
4.5% 6/1/39 (d)	70,000	68,245
4.5% 6/1/39 (d)	20,000	19,498
4.5% 6/1/39 (d)	561,000	546,931
4.5% 6/1/54 (d)	51,000	47,743
4.5% 6/1/54 (d)	16,851,200	15,774,971
4.5% 7/1/54 (d)	47,300,000	44,282,804
4.5% 7/1/54 (d)	32,775,000	30,684,332
4.5% 7/1/54 (d)	15,975,000	14,955,979
4.5% 7/1/54 (d)	100,000	93,621
4.5% 8/1/54 (d)	15,700,000	14,698,521
5% 6/1/54 (d)	109,000	104,861
5% 6/1/54 (d)	2,748,654	2,644,290
5% 6/1/54 (d)	32,051,346	30,834,388
5% 6/1/54 (d)	13,450,000	12,939,317
5% 6/1/54 (d)	2,200,000	2,116,468
5% 6/1/54 (d)	13,300,000	12,795,012
5% 6/1/54 (d)	6,500,000	6,253,202
5% 6/1/54 (d)	22,735	21,872
5% 6/1/54 (d)	9,000,000	8,658,279
5% 6/1/54 (d)	1,075,000	1,034,183
5% 7/1/54 (d)	2,200,000	2,116,554
5% 7/1/54 (d)	24,000,000	23,089,682
5% 7/1/54 (d)	13,450,000	12,939,843
5.5% 6/1/54 (d)	15,400,000	15,147,941
5.5% 6/1/54 (d)	4,330,997	4,260,109
5.5% 6/1/54 (d)	589,000	579,360
5.5% 6/1/54 (d)	15,100,000	14,852,851
5.5% 6/1/54 (d)	13,825,000	13,598,719
5.5% 6/1/54 (d)	575,000	565,589
5.5% 6/1/54 (d)	6,825,000	6,713,292
5.5% 6/1/54 (d)	7,000,000	6,885,428
5.5% 6/1/54 (d)	7,900,000	7,770,697
5.5% 6/1/54 (d)	15,300,000	15,049,577
5.5% 7/1/54 (d)	35,402,000	34,817,024
5.5% 8/1/54 (d)	18,900,000	18,584,748
6% 6/1/54 (d)	573,000	573,738
6% 6/1/54 (d)	2,650,000	2,653,415
6% 6/1/54 (d)	2,650,000	2,653,415
6% 6/1/54 (d)	13,000,000	13,016,752
6% 6/1/54 (d)	13,000,000	13,016,752
6% 6/1/54 (d)	6,325,000	6,333,150
6% 6/1/54 (d)	17,225,000	17,247,196
6% 6/1/54 (d)	8,500,000	8,510,953
6% 6/1/54 (d)	336,000	336,433
6% 6/1/54 (d)	8,125,000	8,135,470
6% 6/1/54 (d)	2,100,000	2,102,706
6% 6/1/54 (d)	5,700,000	5,707,345
6% 6/1/54 (d)	2,500,000	2,503,222
6% 6/1/54 (d)	3,200,000	3,204,124
6% 7/1/54 (d)	7,650,000	7,656,870
6% 7/1/54 (d)	2,700,000	2,702,425
6% 7/1/54 (d)	25,800,000	25,823,168
6% 7/1/54 (d)	9,000,000	9,008,082
6.5% 6/1/54 (d)	248,000	252,078
6.5% 6/1/54 (d)	1,100,000	1,118,090
6.5% 6/1/54 (d)	3,500,000	3,557,558
6.5% 6/1/54 (d)	580,000	589,538
6.5% 6/1/54 (d)	1,623,100	1,649,792
6.5% 6/1/54 (d)	151,000	153,483
TOTAL UNIFORM MORTGAGE BACKED SECURITIES		2,459,286,997
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $6,470,562,789)		6,206,298,207

Asset-Backed Securities - 3.2%
		Principal Amount (a)	Value ($)
522 Funding Clo 2019-5 Ltd. / 522 F Series 2022-5A Class AR, CME Term SOFR 3 Month Index + 1.330% 6.6586% 4/15/35 (b)(e)(g)		1,000,000	1,002,254
AASET Trust:
Series 2018-1A Class A, 3.844% 1/16/38 (b)		2,078,466	1,490,242
Series 2019-1 Class A, 3.844% 5/15/39 (b)		742,106	653,060
Series 2019-2:
Class A, 3.376% 10/16/39 (b)		4,639,563	4,354,358
Class B, 4.458% 10/16/39 (b)		1,333,003	656,541
Series 2021-1A Class A, 2.95% 11/16/41 (b)		4,164,003	3,802,428
Acc Trust 2022-1 Series 2022-1 Class C, 3.24% 10/20/25 (b)		303,000	173,201
Accelerated 2021-1H LLC Series 2021-1H Class D, 3.58% 10/20/40 (b)		107,034	97,487
Accredited Mortgage Loan Trust Series 2006-1 Class M1, CME Term SOFR 1 Month Index + 0.440% 1.4038% 4/25/36 (e)(g)		1,701,667	1,563,377
Ace Securities Corp. Mortgage L Series 2007-D1 Class A4, 6.93% 2/25/38 (b)		819,594	638,497
Achv Abs Trust Series 2023-3PL Class C, 7.35% 8/19/30 (b)		1,750,000	1,765,497
Affirm Asset Securitization Trust:
Series 2023-X1 Class A, 7.11% 11/15/28 (b)		326,072	327,167
Series 2024-A Class A, 5.61% 2/15/29 (b)		155,000	154,133
Series 2024-X1 Class A, 6.27% 5/15/29 (b)		2,464,000	2,466,687
AGL CLO Ltd. Series 2021-14A Class B1, CME Term SOFR 3 Month Index + 1.910% 7.2362% 12/2/34 (b)(e)(g)		250,000	250,411
Aimco Series 2024-10A Class ARR, CME Term SOFR 3 Month Index + 1.410% 0% 7/22/37 (b)(e)(g)		2,821,000	2,822,504
AIMCO CLO Series 2021-AA Class AR2, CME Term SOFR 3 Month Index + 1.400% 6.7187% 10/17/34 (b)(e)(g)		4,150,000	4,157,868
Aimco Clo 20 Ltd. Series 2023-20A Class B1, CME Term SOFR 3 Month Index + 2.200% 7.5648% 10/16/36 (b)(e)(g)		500,000	502,193
Aimco Clo 21 Ltd. / Aimco Clo 2 Series 2024-21A Class A1, CME Term SOFR 3 Month Index + 1.500% 6.8251% 4/18/37 (b)(e)(g)		4,144,000	4,148,144
Aimco Clo 22 Ltd. / Aimco Clo 2 Series 2024-22A Class A, CME Term SOFR 3 Month Index + 1.500% 6.8266% 4/19/37 (b)(e)(g)		1,080,000	1,085,358
AIMCO CLO Ltd. Series 2021-11A Class AR, CME Term SOFR 3 Month Index + 1.390% 6.7087% 10/17/34 (b)(e)(g)		3,880,000	3,891,054
Allegro CLO X, Ltd. / Allegro CLO X LLC Series 2021-1A Class AR, CME Term SOFR 3 Month Index + 1.410% 6.7362% 7/20/32 (b)(e)(g)		16,000,000	16,033,968
Allegro CLO XV, Ltd. / Allegro CLO VX LLC Series 2022-1A Class A, CME Term SOFR 3 Month Index + 1.500% 6.8246% 7/20/35 (b)(e)(g)		5,071,000	5,082,131
Allegro CLO, Ltd. Series 2021-1A Class A, CME Term SOFR 3 Month Index + 1.400% 6.7262% 7/20/34 (b)(e)(g)		4,673,000	4,687,145
Ally Auto Receivables Trust Series 2024-1 Class A3, 5.08% 12/15/28		3,210,000	3,191,465
Alm 2020 Ltd. Series 2020-1A Class A2, CME Term SOFR 3 Month Index + 2.110% 7.4402% 10/15/29 (b)(e)(g)		350,000	350,207
American Credit Acceptance Rec Series 2023-2 Class D, 6.47% 8/13/29 (b)		1,000,000	1,000,536
American Credit Acceptance Receivables Series 2023-3 Class D, 6.82% 10/12/29 (b)		2,180,000	2,199,337
American Express Credit Account Master Trust Series 2023-1 Class A, 4.87% 5/15/28		7,680,000	7,632,224
American Homes 4 Rent:
Series 2014-SFR3 Class E, 6.418% 12/17/36 (b)		519,000	517,439
Series 2015-SFR2 Class E, 6.07% 10/17/52 (b)		545,000	541,822
Ameriquest Mortgage Securities, Inc. Series 2004-R10 Class M3, CME Term SOFR 1 Month Index + 1.310% 6.6394% 11/25/34 (e)(g)		3,108,480	2,743,668
Amsr 2020-Sfr1 Series 2020-SFR1:
Class E, 3.218% 4/17/37 (b)		877,659	850,353
Class H, 5.302% 4/17/37 (b)		175,531	170,514
Amsr 2020-Sfr2 Trust Series 2020-SFR2:
Class E1, 4.028% 7/17/37 (b)		1,000,000	967,453
Class E2, 4.277% 7/17/37 (b)		469,108	454,079
Class G, 4% 7/17/37 (b)		160,904	153,638
Class H, 5.25% 7/17/37 (b)		577,704	554,931
Amsr 2020-Sfr3 Trust Series 2020-SFR3 Class F, 3.553% 9/17/37 (b)		356,300	340,517
Amsr 2020-Sfr4 Trust Series 2020-SFR4:
Class E2, 2.456% 11/17/37 (b)		672,872	633,180
Class F, 2.856% 11/17/37 (b)		1,055,106	994,813
Amsr 2021-Sfr1 Trust Series 2021-SFR1 Class B, 2.153% 6/17/38 (b)		4,000,000	3,475,984
Amsr 2021-Sfr2 Trust Series 2021-SFR2:
Class D, 2.278% 8/17/38 (b)		1,150,000	1,048,554
Class F1, 3.275% 8/17/38 (b)		380,318	345,719
Amsr 2021-Sfr3 Trust Series 2021-SFR3 Class E2, 2.427% 10/17/38 (b)		1,178,896	1,065,123
Amsr 2022-Sfr1 Trust Series 2022-SFR1 Class F, 6.021% 3/17/39 (b)		373,005	342,258
Amsr 2022-Sfr3 Trust Series 2022-SFR3 Class D, 4% 10/17/39 (b)		2,115,000	1,958,047
Amsr 2023-Sfr1 Trust Series 2023-SFR1 Class F, 4% 4/17/40 (b)		4,644,946	3,948,113
Amsr 2023-Sfr2 Trust Series 2023-SFR2:
Class E1, 3.95% 6/17/40 (b)		2,650,000	2,316,516
Class E2, 3.95% 6/17/40 (b)		3,100,000	2,664,871
AMSR Trust Series 2019-SFR1:
Class F, 3.867% 1/19/39 (b)		576,000	536,084
Class G, 4.857% 1/19/39 (b)		230,000	215,484
Class H, 6.04% 1/19/39 (b)		330,000	314,944
Anchorage Capital CLO 17, Ltd. Series 2021-17A Class A1, CME Term SOFR 3 Month Index + 1.430% 6.7602% 7/15/34 (b)(e)(g)		10,500,000	10,515,519
Anchorage Capital Clo 6 Ltd. Series 2024-6A Class AR3, CME Term SOFR 3 Month Index + 1.440% 6.7646% 4/22/34 (b)(e)(g)		300,000	300,480
Anchorage Capital Clo 7 Ltd. / Anch Series 2024-7A Class BR3, CME Term SOFR 3 Month Index + 2.050% 0% 4/28/37 (b)(e)(g)		700,000	700,617
Apidos Clo Xxiv Series 2021-24A Class A1AL, CME Term SOFR 3 Month Index + 1.210% 6.5362% 10/20/30 (b)(e)(g)		462,998	464,202
Apidos Clo Xxxiii Series 2021-33A Class BR, CME Term SOFR 3 Month Index + 1.860% 7.1846% 10/24/34 (b)(e)(g)		1,000,000	1,003,357
Apidos Clo Xxxvii Series 2021-37A:
Class A, CME Term SOFR 3 Month Index + 1.390% 6.7162% 10/22/34 (b)(e)(g)		1,650,000	1,652,361
Class D, CME Term SOFR 3 Month Index + 3.310% 8.6362% 10/22/34 (b)(e)(g)		250,000	250,757
Apollo Aviation Securitization Equity Trust Series 2020-1A:
Class A, 3.351% 1/16/40 (b)		1,559,654	1,434,824
Class B, 4.335% 1/16/40 (b)		345,680	207,408
Aqua Finance Trust 2017-A Series 2017-A Class A, 3.72% 11/15/35 (b)		827	826
Aqua Finance Trust 2019-A Series 2019-A Class B, 3.47% 7/16/40 (b)		373,720	348,659
Aqua Finance Trust 2020-A Series 2020-AA:
Class B, 2.79% 7/17/46 (b)		1,690,000	1,534,012
Class C, 3.97% 7/17/46 (b)		124,000	111,901
Arbor Realty Commercial Real E Series 2021-FL1 Class A, CME Term SOFR 1 Month Index + 1.080% 6.4013% 12/15/35 (b)(e)(g)		747,839	746,130
Arbour Clo Dac Series 2024-11A Class AR, 3 month EURIBOR EURO INTER + 1.330% 5.114% 5/15/38 (b)(e)(g)	EUR	1,000,000	1,085,050
Arclo 2022-Florida1 A Series 2022-FL1 Class A, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.450% 6.7737% 1/15/37 (b)(e)(g)		1,000,000	992,532
Areit 2021-Cre5 Trust Series 2021-CRE5 Class D, CME Term SOFR 1 Month Index + 2.760% 8.085% 11/17/38 (b)(e)(g)		263,000	249,344
Areit 2024-Cre9 Ltd. / Areit 20 Series 2024-CRE9 Class A, CME Term SOFR 1 Month Index + 1.680% 7.007% 5/17/41 (b)(e)(g)		1,010,000	1,008,106
Ares CLO Series 2024-54A Class AR, CME Term SOFR 3 Month Index + 1.270% 6.5986% 10/15/32 (b)(e)(g)		5,230,000	5,235,288
Ares Ln Funding V Ltd. Series 2024-ALF5A Class A1, CME Term SOFR 3 Month Index + 1.500% 1.5% 7/25/37 (b)(d)(e)(g)		4,720,000	4,725,622
Ares LV CLO Ltd. Series 2021-55A Class A1R, CME Term SOFR 3 Month Index + 1.390% 6.7202% 7/15/34 (b)(e)(g)		5,889,000	5,904,294
Ares LVIII CLO LLC Series 2022-58A Class AR, CME Term SOFR 3 Month Index + 1.330% 6.6586% 1/15/35 (b)(e)(g)		7,506,000	7,522,641
Argent Securities, Inc. Series 2006-M1 Class A2C, CME Term SOFR 1 Month Index + 0.410% 5.7394% 7/25/36 (g)		151,029	39,590
Argent Securities, Inc. pass-thru certificates:
Series 2005-W1 Class A2, CME Term SOFR 1 Month Index + 0.590% 5.9194% 5/25/35 (g)		481,910	375,473
Series 2005-W5 Class A2D, CME Term SOFR 1 Month Index + 0.750% 6.0794% 1/25/36 (e)(g)		2,356,978	2,121,290
ArrowMark Colorado Holdings LLC Series 2021-3A Class A1R, CME Term SOFR 3 Month Index + 1.470% 6.7952% 1/25/35 (b)(e)(g)		9,500,000	9,510,583
Asset Backed Securities Corp. Home Equity Loan Trust Series 2004-HE9 Class M1, CME Term SOFR 1 Month Index + 1.080% 6.4144% 12/25/34 (g)		1,010,832	920,858
Atlas Senior Loan Fund XVI, Ltd. / Atlas Senior Loan Fund XVI LLC Series 2021-16A Class A, CME Term SOFR 3 Month Index + 1.530% 6.8562% 1/20/34 (b)(e)(g)		2,000,000	2,005,888
Atlas Senior Loan Fund Xxiii L Series 2024-23A Class B, CME Term SOFR 3 Month Index + 2.000% 0% 7/20/37 (e)(g)		14,000,000	14,000,000
Aurium Clo Ii Dac Series 2021-2A Class A1RR, 3 month EURIBOR EURO INTER + 0.930% 4.852% 6/22/34 (b)(e)(g)	EUR	1,000,000	1,082,605
Babson CLO Ltd. Series 2021-1A Class AR, CME Term SOFR 3 Month Index + 1.410% 6.7402% 10/15/36 (b)(e)(g)		3,908,000	3,917,410
Bain Capital Credit CLO, Ltd. Series 2021-2A Class AR, CME Term SOFR 3 Month Index + 1.360% 6.6787% 10/17/32 (b)(e)(g)		7,500,000	7,513,125
Bank of America Credit Card Master Trust Series 2023-A1 Class A1, 4.79% 5/15/28		4,500,000	4,462,925
Barings Clo Ltd. Series 2024-4A Class A1R, CME Term SOFR 3 Month Index + 1.150% 6.4786% 10/15/30 (b)(e)(g)		4,000,000	4,009,392
Barings CLO Ltd. 2023-IV Series 2024-4A Class A, CME Term SOFR 3 Month Index + 1.750% 7.0612% 1/20/37 (b)(e)(g)		7,479,000	7,564,470
Bastion Funding I LLC Series 2023-1A Class A2, 7.119% 4/25/38 (b)		1,375,345	1,354,714
Battalion CLO Ltd.:
Series 2021-10A Class A1R2, CME Term SOFR 3 Month Index + 1.430% 6.7546% 1/25/35 (b)(e)(g)		12,000,000	12,021,000
Series 2021-11A Class AR, CME Term SOFR 3 Month Index + 1.410% 6.7346% 4/24/34 (b)(e)(g)		22,750,000	22,816,680
Bear Stearns Asset Backed Sec Trust Series 2003-SD2 Class 2A, 5.7362% 6/25/43 (e)		2,822	2,648
Bear Stearns Asset Backed Securities I Trust Series 2005-2 Class M5, CME Term SOFR 1 Month Index + 5.360% 6.2576% 6/25/35 (g)		600,000	595,575
Bear Stearns Str Pr Trust 07 Emx1 Series 2007-EMX1 Class M1, CME Term SOFR 1 Month Index + 2.110% 7.4394% 3/25/37 (b)(g)		288,270	283,057
Beechwood Park CLO Ltd. Series 2022-1A Class A1R, CME Term SOFR 3 Month Index + 1.300% 6.6171% 1/17/35 (b)(e)(g)		7,708,000	7,723,293
Benefit Str Partners Clo Viii Series 2018-8A Class A1AR, CME Term SOFR 3 Month Index + 1.360% 6.6862% 1/20/31 (b)(e)(g)		420,322	421,310
Benefit Street Partners Clo Xx Series 2023-30A Class D, CME Term SOFR 3 Month Index + 5.600% 10.9236% 4/25/36 (b)(e)(g)		415,000	427,103
BETHP Series 2021-1A Class A, CME Term SOFR 3 Month Index + 1.390% 6.7202% 1/15/35 (b)(e)(g)		5,907,000	5,914,136
Betony Clo 2 Ltd. Series 2018-1A Class A1, CME Term SOFR 3 Month Index + 1.340% 6.6711% 4/30/31 (b)(e)(g)		1,153,678	1,155,681
Birch Grove Clo Ltd. / Birch Gr Series 2024-19A Class A1RR, CME Term SOFR 3 Month Index + 1.590% 6.9123% 7/17/37 (b)(e)(g)		700,000	700,835
Blackbird Capital Aircraft:
Series 2016-1A Class A, 4.213% 12/16/41 (b)		4,561,221	4,493,533
Series 2021-1A Class A, 2.443% 7/15/46 (b)		7,080,680	6,256,630
BlackRock Rainier CLO VI, Ltd. / BlackRock Rainier CLO VI LLC Series 2021-6A Class A, CME Term SOFR 3 Month Index + 1.960% 7.2862% 4/20/33 (b)(e)(g)		8,500,000	8,502,380
Bluemountain Clo 2018-2 Ltd. Series 2018-2A Class B, CME Term SOFR 3 Month Index + 1.960% 7.284% 8/15/31 (b)(e)(g)		500,000	501,555
Bluemountain Clo 2018-3 Ltd. / Series 2024-3A Class BR, CME Term SOFR 3 Month Index + 1.850% 7.1736% 10/25/30 (b)(e)(g)		410,000	411,330
BlueMountain CLO Ltd. Series 2024-3A Class A1R2, CME Term SOFR 3 Month Index + 1.200% 6.5224% 11/15/30 (b)(e)(g)		926,329	928,109
BlueMountain CLO XXVIII, Ltd. / BlueMountain CLO XXVIII LLC Series 2021-28A Class A, CME Term SOFR 3 Month Index + 1.520% 6.8502% 4/15/34 (b)(e)(g)		3,000,000	3,008,343
Bluemountain Fuji Eur Clo V Da Series 2019-5A Class A, 3 month EURIBOR EURO INTER + 0.910% 4.816% 1/15/33 (b)(e)(g)	EUR	1,000,000	1,079,212
Bofa Auto Trust 2024-1 Series 2024-1A Class A3, 5.35% 11/15/28 (b)		1,174,000	1,169,681
Brex Commercial Charge Card Massachusetts Series 2024-1 Class A1, 6.05% 7/15/27 (b)		134,000	133,618
Bridge 2022-Sfr1 Trust Series 2022-SFR1 Class A, 3.4% 11/17/37 (b)		5,475,000	5,257,852
Bristol Park CLO, Ltd. Series 2020-1A Class AR, CME Term SOFR 3 Month Index + 1.250% 6.5802% 4/15/29 (b)(e)(g)		4,528,463	4,536,234
Business Jet Securities 2021-1 LLC Series 2021-1A Class A, 2.162% 4/15/36 (b)		123,215	115,858
Business Jet Securities 2022-1 Series 2022-1A Class C, 6.413% 6/15/37 (b)		402,687	385,450
Business Jet Securities 2024-1 LLC Series 2024-1A Class C, 9.132% 5/15/39 (b)		1,939,171	1,951,539
Bxg Receivables Nt Trust 2018-A Series 2018-A Class C, 4.44% 2/2/34 (b)		25,268	24,632
Bxg Receivables Nt Trust 2020-A Series 2020-A Class B, 2.49% 2/28/36 (b)		1,418,268	1,300,989
Bxg Receivables Nt Trust 2022-A Series 2022-A Class A, 4.12% 9/28/37 (b)		3,960,844	3,819,480
Bxg Receivables Nt Trust 2023-A Series 2023-A Class C, 7.38% 11/15/38 (b)		744,671	733,382
C-Bass 2006-MH1 Trust Series 2006-MH1 Class B2, 6.75% 10/25/36 (b)		1,068,895	798,901
CACLN Series 2021-2 Class E, 2.28% 12/26/28 (b)		84,812	83,900
Capital One Multi-Asset Execution Trust Series 2023-A1 Class A, 4.42% 5/15/28		5,000,000	4,921,806
Carlyle C17 Clo Ltd. / Carlyle Series 2018-C17A Class A1AR, CME Term SOFR 3 Month Index + 1.290% 6.6211% 4/30/31 (b)(e)(g)		198,650	199,149
Carlyle Global Market Strategi:
Series 2018-2RA Class A1, CME Term SOFR 3 Month Index + 1.310% 6.634% 5/15/31 (b)(e)(g)		970,576	974,701
Series 2024-4A Class A1RR, CME Term SOFR 3 Month Index + 1.220% 6.5446% 7/20/32 (b)(e)(g)		500,000	501,378
Carlyle U.S. Clo 2020-1 Series 2021-1A Class A2R, CME Term SOFR 3 Month Index + 1.910% 7.2362% 7/20/34 (b)(e)(g)		250,000	250,655
Carlyle U.S. CLO Ltd. Series 2021-3A Class A2R, CME Term SOFR 3 Month Index + 1.690% 7.0162% 7/20/29 (b)(e)(g)		250,000	249,314
CarMax Auto Owner Trust:
Series 2021-1 Class D, 1.28% 7/15/27		200,000	192,346
Series 2023 2 Class A2A, 5.5% 6/15/26		4,108,826	4,105,857
Carmax Auto Owner Trust Series 2024-2 Class A3, 5.5% 1/16/29		2,253,000	2,259,252
Carmax Auto Owner Trust 2023-4 Series 2023-4 Class A3, 6% 7/17/28		3,006,000	3,035,394
Carnow Auto Receivables Trust Series 2022-1A Class E, 8.29% 8/15/28 (b)		351,000	335,875
Carrington Mortgage Loan Trust Series 2005-FRE1 Class M2, CME Term SOFR 1 Month Index + 0.840% 6.1744% 12/25/35 (g)		8,439,129	7,858,567
Cars Mti-1 L P / Cars Mti-2 L Series 2020-1A Class A3, 3.1% 12/15/50 (b)		166,781	148,477
Cars-Db4 LP Series 2020-1A:
Class A6, 3.81% 2/15/50 (b)		136,907	116,792
Class B2, 4.52% 2/15/50 (b)		262,127	239,798
Class B3, 4.95% 2/15/50 (b)		292,260	248,572
Carvana Auto Receivables Series 2023-P3 Class A4, 5.71% 7/10/29 (b)		1,418,000	1,428,550
Carvana Auto Receivables Trust:
Series 2022-P1 Class A4, 3.52% 2/10/28		2,500,000	2,405,325
Series 2023-N1 Class A, 6.36% 4/12/27 (b)		401,527	402,314
Cascade Mh Asset Trust 2019-Mh Series 2019-MH1 Class B, 5% 11/25/44 (b)		497,340	441,169
Castlelake Aircraft Securitization Trust Series 2019-1A:
Class A, 3.967% 4/15/39 (b)		4,897,085	4,408,520
Class B, 5.095% 4/15/39 (b)		2,927,377	1,977,214
Castlelake Aircraft Structured Trust Series 2018-1 Class A, 4.125% 6/15/43 (b)		1,390,075	1,290,696
Cedar Funding Ltd.:
Series 2018-7A Class A1, CME Term SOFR 3 Month Index + 1.260% 6.5862% 1/20/31 (b)(e)(g)		483,469	484,059
Series 2021-10A Class AR, CME Term SOFR 3 Month Index + 1.360% 6.6862% 10/20/32 (b)(e)(g)		4,327,000	4,338,064
Series 2021-12A Class A1R, CME Term SOFR 3 Month Index + 1.390% 6.7152% 10/25/34 (b)(e)(g)		3,624,000	3,634,198
Series 2021-8A Class BR, CME Term SOFR 3 Month Index + 1.910% 7.2287% 10/17/34 (b)(e)(g)		250,000	250,617
Series 2022-15A Class A, CME Term SOFR 3 Month Index + 1.320% 6.6446% 4/20/35 (b)(e)(g)		7,060,000	7,071,381
Cedar Funding Xvii Clo Ltd. Series 2023-17A Class A, CME Term SOFR 3 Month Index + 1.850% 7.1746% 7/20/36 (b)(e)(g)		4,739,000	4,766,496
Centex Home Equity Loan Trust Series 2021-B Class A6, 6.36% 7/25/32		386	368
Cfin 2022-Rtl1 Issuer LLC Series 2022-RTL1 Class AA, 3.25% 2/16/26 (b)		225,508	218,743
CFMT LLC Series 2023 HB12 Class A, 4.25% 4/25/33 (b)		1,641,135	1,606,002
Chase Auto Credit Linked Notes Series 2021-3 Class E, 2.102% 2/26/29 (b)		123,696	121,038
Chase Auto Owner Trust Series 2024-1A Class A3, 5.13% 5/25/29 (b)		3,005,000	2,990,050
Chase Issuance Trust:
Series 2023-A2 Class A, 5.08% 9/15/30		1,700,000	1,705,940
Series 2024-A2 Class A, 4.63% 1/15/31		1,200,000	1,183,714
Chesapeake Funding II LLC:
Series 2023-2A Class A1, 6.16% 10/15/35 (b)		1,904,548	1,914,943
Series 2024-1A Class A1, 5.52% 5/15/36 (b)		3,164,400	3,157,301
Cifc Funding 2014-V Ltd. / Cifc Funding Series 2018-5A Class BR2, CME Term SOFR 3 Month Index + 2.060% 7.3787% 10/17/31 (b)(e)(g)		250,000	250,739
Cifc Funding 2018-Iv Ltd. / Cifc Fund Series 2018-4A Class A1, CME Term SOFR 3 Month Index + 1.410% 6.7287% 10/17/31 (b)(e)(g)		2,394,592	2,400,837
Cifc Funding 2019-Ii Ltd. Series 2021-2A Class DR, CME Term SOFR 3 Month Index + 3.260% 8.5787% 4/17/34 (b)(e)(g)		550,000	551,460
Cifc Funding 2021-1 Ltd.:
Series 2021-1A:
Class A1, CME Term SOFR 3 Month Index + 1.370% 6.6952% 4/25/33 (b)(e)(g)		500,000	501,764
Class B, CME Term SOFR 3 Month Index + 1.810% 7.1352% 4/25/33 (b)(e)(g)		1,210,000	1,212,098
Series 2024-1A Class BR, CME Term SOFR 3 Month Index + 1.750% 0% 7/25/37 (b)(e)(g)		250,000	250,000
CIFC Funding Ltd.:
Series 2018-1A Class BR2, CME Term SOFR 3 Month Index + 1.660% 6.9885% 1/18/31 (b)(e)(g)		250,000	250,011
Series 2021-7A Class B, CME Term SOFR 3 Month Index + 1.860% 7.188% 1/23/35 (b)(e)(g)		3,800,000	3,808,295
Citi Mortgage Loan Trust Series 2007-1:
Class 1M2, CME Term SOFR 1 Month Index + 1.860% 7.1894% 10/25/37 (b)(g)		700,000	642,100
Class 2M2, CME Term SOFR 1 Month Index + 1.860% 7.1894% 10/25/37 (b)(g)		1,824,000	1,603,075
Citibank Credit Card Issuance Trust Series 2018-A7 Class A7, 3.96% 10/13/30		5,400,000	5,167,414
Citizens Auto Receivables Trust Series 2024-2 Class A3, 5.33% 8/15/28 (b)		2,603,000	2,597,659
Clover Clo 2018-1 LLC Series 2024-1A Class A1RR, CME Term SOFR 3 Month Index + 1.530% 6.8544% 4/20/37 (b)(e)(g)		350,000	351,176
CNH Equipment Trust Series 2023 A Class A2, 5.34% 9/15/26		1,493,929	1,491,211
College Ave Student Lns Series 2023-B Class A1A, 6.5% 6/25/54 (b)		330,826	338,070
College Ave Student Lns 2021-C Series 2021-C Class B, 7/26/55 (b)		377,217	327,139
College Ave Student Loans Trus Series 2024-A Class A1B, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.750% 7.0737% 6/25/54 (b)(e)(g)		384,886	385,040
Columbia Cent CLO 29 Ltd./Columbia Cent CLO 29 Corp. Series 2021-29A Class AR, CME Term SOFR 3 Month Index + 1.430% 6.7562% 10/20/34 (b)(e)(g)		5,895,000	5,908,217
Connecticut Avenue Securities Trust Series 2022-R01 Class 1M2, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.900% 7.2237% 12/25/41 (b)(e)(g)		1,500,000	1,516,236
Coof Securitization Trust 2014 Series 2014-1 Class A, 2.9724% 6/25/40 (b)(e)(o)		44,527	3,072
Corevest American Finance Series 2018-1 Class E, 5.9371% 6/15/51 (b)(e)		3,034,000	2,854,688
CoreVest American Finance Trust Series 2020-2:
Class A, 3.376% 5/15/52 (b)		51,020	49,717
Class B, 4.244% 5/15/52 (b)		3,444,135	3,295,804
Countrywide Asset Bd Ctf 06-11 Series 2006-11 Class 1AF4, 6.3% 12/25/35 (AMBAC Insured) (e)		1,351,714	1,274,678
Countrywide Home Loans, Inc.:
Series 2004-1 Class 3A, CME Term SOFR 1 Month Index + 0.670% 5.9994% 4/25/34 (e)(g)		8,675	8,421
Series 2004-6 Class M1, CME Term SOFR 1 Month Index + 1.010% 6.3394% 10/25/34 (e)(g)		3,920	3,862
Cps Auto Receivables Trust 202 Series 2023-D Class C, 7.17% 1/15/30 (b)		2,500,000	2,553,340
Credit Acceptance Auto Ln Trust 2023-3 Series 2023-3A Class C, 7.62% 12/15/33 (b)		4,000,000	4,129,281
Credit Acceptance Auto Loan Trust:
Series 2021-3A Class C, 1.63% 9/16/30 (b)		250,000	245,691
Series 2022-3A:
Class A, 6.57% 10/15/32 (b)		2,748,000	2,761,164
Class D, 9% 4/18/33 (b)		292,000	296,314
Series 2023-1A Class C, 7.71% 7/15/33 (b)		1,008,000	1,035,864
Series 2023-2A Class C, 7.15% 9/15/33 (b)		658,000	669,748
Series 2023-5A Class C, 7.3% 4/17/34 (b)		2,550,000	2,616,619
Crestline Denali CLO XVII, LLC Series 2018-1A Class AR, CME Term SOFR 3 Month Index + 1.320% 6.6502% 10/15/31 (b)(e)(g)		4,366,726	4,372,123
Crown Point Clo 7 Ltd. Series 2024-7A Class AR, CME Term SOFR 3 Month Index + 1.230% 6.556% 10/20/31 (b)(e)(g)		1,500,000	1,502,733
Crown Point CLO, Ltd. / Crown Point CLO LLC Series 2021-11A Class A, CME Term SOFR 3 Month Index + 1.380% 6.6987% 1/17/34 (b)(e)(g)		1,000,000	1,002,293
DataBank Issuer, LLC Series 2021-1A Class A2, 2.06% 2/27/51 (b)		564,627	520,414
DB Master Finance LLC Series 2017-1A Class A2II, 4.03% 11/20/47 (b)		6,855,000	6,468,787
Discover Card Execution Note Trust Series 2023 A1 Class A, 4.31% 3/15/28 (o)		3,700,000	3,634,865
Diversified Abs Phase Iii LLC Series 2022-1 Class A2, 4.875% 4/28/39 (b)		954,343	849,365
Dllaa 2023-1A Series 2023-1A:
Class A2, 5.93% 7/20/26 (b)		874,575	875,418
Class A3, 5.64% 2/22/28 (b)		2,091,000	2,097,530
DLLAD:
Series 2023-1A Class A3, 4.79% 1/20/28 (b)		1,700,000	1,679,285
Series 2024-1A Class A3, 5.3% 7/20/29 (b)		979,000	977,924
Dominos Pizza Master Issuer LLC Series 2019-1A Class A2, 3.668% 10/25/49 (b)		1,196,160	1,082,551
Dryden 104 Clo Ltd. / Dryden 10 Series 2022-104A Class B1, CME Term SOFR 3 Month Index + 3.100% 8.4257% 8/20/34 (b)(e)(g)		300,000	301,583
Dryden 54 Sr Ln Fund / Dryden 54 Series 2024-54A Class AR, CME Term SOFR 3 Month Index + 1.150% 6.4766% 10/19/29 (b)(e)(g)		238,730	239,266
Dryden 98 CLO Ltd. Series 2022-98A Class A, CME Term SOFR 3 Month Index + 1.300% 6.6246% 4/20/35 (b)(e)(g)		4,007,000	4,015,186
Dryden CLO, Ltd.:
Series 2021-76A Class A1R, CME Term SOFR 3 Month Index + 1.410% 6.7362% 10/20/34 (b)(e)(g)		3,910,000	3,918,770
Series 2024-83A Class AR, CME Term SOFR 3 Month Index + 1.530% 6.8642% 4/18/37 (b)(e)(g)		5,321,000	5,327,273
Dryden Senior Loan Fund:
Series 2021-72A Class BR, CME Term SOFR 3 Month Index + 1.910% 7.234% 5/15/32 (b)(e)(g)		6,000,000	5,991,600
Series 2021-85A Class AR, CME Term SOFR 3 Month Index + 1.410% 6.7402% 10/15/35 (b)(e)(g)		5,160,000	5,171,460
Series 2021-90A Class A1A, CME Term SOFR 3 Month Index + 1.390% 6.7174% 2/20/35 (b)(e)(g)		3,054,000	3,062,841
Dt Auto Owner Trust 2020-3 Series 2020-3A Class D, 1.84% 6/15/26 (b)		207,000	202,901
Dt Auto Owner Trust 2023-3 Series 2023-3A Class D, 7.12% 5/15/29 (b)		3,936,000	4,003,658
E3 2019-1 Series 2019-1 Class A, 3.1% 9/20/55 (b)		142,009	119,224
Eaton Vance CLO, Ltd.:
Series 2021-1A Class AR, CME Term SOFR 3 Month Index + 1.360% 6.6902% 4/15/31 (b)(e)(g)		2,460,000	2,466,216
Series 2021-2A Class AR, CME Term SOFR 3 Month Index + 1.410% 6.7402% 1/15/35 (b)(e)(g)		6,200,000	6,216,331
Series 2024-1A Class AR2, CME Term SOFR 3 Month Index + 1.510% 0% 7/15/37 (b)(e)(g)		4,210,000	4,212,934
Eaton Vance CLO, Ltd. / Eaton Vance CLO LLC Series 2021-1A Class A13R, CME Term SOFR 3 Month Index + 1.510% 6.8402% 1/15/34 (b)(e)(g)		7,240,000	7,261,496
ECMC Group Student Loan Trust Series 2021-1A Class A1B, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.680% 6.0082% 11/25/70 (b)(e)(g)		583,762	576,610
Elara Hgv Timeshare Issuer 201 Series 2019-A Class C, 3.45% 1/25/34 (b)		28,153	26,872
Elara Hgv Timeshare Issuer 202 Series 2021-A Class D, 3.32% 8/27/35 (b)		330,675	300,372
Elevation CLO, Ltd. Series 2021-13A Class A1, CME Term SOFR 3 Month Index + 1.450% 6.7802% 7/15/34 (b)(e)(g)		8,500,000	8,506,749
Elfi Graduate Ln Program 2023- Series 2023-A Class A, 6.37% 2/4/48 (b)		617,194	623,471
Elmwood CLO Ltd.:
Series 2021-2A Class AR, CME Term SOFR 3 Month Index + 1.410% 6.7362% 4/20/34 (b)(e)(g)		30,000,000	30,058,710
Series 2021-3A Class ER, CME Term SOFR 3 Month Index + 6.760% 12.0862% 10/20/34 (b)(e)(g)		400,000	401,083
Enterprise Fleet Financing Series 2024-2:
Class A1, 5.613% 5/20/25 (b)		789,573	789,878
Class A2, 5.74% 12/20/26 (b)		1,900,000	1,902,581
Class A3, 5.61% 4/20/28 (b)		1,900,000	1,902,648
Enterprise Fleet Financing 2023-3 L Series 2023-3 Class A2, 6.4% 3/20/30 (b)		4,790,000	4,835,999
Equity One ABS, Inc. Series 2003-3 Class M2, 5.459% 12/25/33 (e)		837,043	649,531
Exeter Automobile Receivables:
Series 2020-2A Class D, 4.73% 4/15/26 (b)		15,672	15,649
Series 2020-3A Class D, 1.73% 7/15/26		50,164	49,946
Series 2023-4A:
Class D, 6.95% 12/17/29		1,205,000	1,227,461
Class E, 9.57% 2/18/31 (b)		1,015,000	1,053,456
Series 2023-5A Class D, 7.13% 2/15/30		1,467,000	1,503,897
Series 2024-2A Class A3, 5.63% 10/15/26		1,000,000	998,654
Fhf Issuer Trust 2023-2 Series 2023-2A Class C, 7.97% 12/17/29 (b)		3,000,000	3,128,886
First Franklin Mortgage Loan Trust Series 2006-FF13 Class A1, CME Term SOFR 1 Month Index + 0.350% 5.6794% 10/25/36 (g)		35,470	23,457
Firstkey Homes 2020-Sfr2 Series 2020-SFR2:
Class F1, 3.017% 10/19/37 (b)		638,000	604,825
Class F2, 3.117% 10/19/37 (b)		570,000	538,821
Firstkey Homes 2022-Sfr1 Trust Series 2022-SFR1 Class E1, 5% 5/19/39 (b)		1,826,000	1,730,780
Firstkey Homes 2022-Sfr2 Trust Series 2022-SFR2 Class E2, 4.5% 7/17/39 (b)		497,000	456,080
Firstkey Homes 2022-SFR3 Trust Series 2022-SFR3:
Class E1, 3.5% 7/17/38 (b)		3,500,000	3,248,041
Class E2, 3.5% 7/17/38 (b)		229,000	211,547
FirstKey Homes Trust:
Series 2020-SFR1:
Class F1, 3.638% 8/17/37 (b)		111,000	106,260
Class H, 0% 8/17/37 (b)(p)		3,500,000	3,134,320
Series 2021-SFR1:
Class C, 1.888% 8/17/38 (b)		1,100,000	1,001,687
Class E2, 2.489% 8/17/38 (b)		292,000	262,794
Class F1, 3.238% 8/17/38 (b)		300,000	270,450
Class F2, 3.452% 8/17/38 (b)		1,500,000	1,341,051
Series 2021-SFR2 Class E2, 2.358% 9/17/38 (b)		1,763,000	1,583,716
Flagship Credit Auto Trust 201 Series 2019-2 Class D, 3.53% 5/15/25 (b)		34,681	34,597
Flagship Credit Auto Trust 202 Series 2023-2 Class C, 5.81% 5/15/29 (b)		180,000	179,473
Flagship Credit Auto Trust 2023-3 Series 2023-3 Class D, 6.58% 8/15/29 (b)		1,091,000	1,095,781
Flagship Credit Auto Trust 2024-1 Series 2024-1 Class A2, 5.64% 3/15/28 (b)		1,000,000	998,507
Flatiron Clo 18 Ltd. Series 2018-1A Class A, CME Term SOFR 3 Month Index + 1.210% 6.5287% 4/17/31 (b)(e)(g)		220,334	220,694
Flatiron CLO Ltd. Series 2021-1A:
Class A1, CME Term SOFR 3 Month Index + 1.370% 6.6982% 7/19/34 (b)(e)(g)		4,210,000	4,223,270
Class AR, CME Term SOFR 3 Month Index + 1.340% 6.6683% 11/16/34 (b)(e)(g)		5,750,000	5,766,163
Class BR, CME Term SOFR 3 Month Index + 1.810% 7.1383% 11/16/34 (b)(e)(g)		600,000	601,978
Flatiron CLO Ltd. / Flatiron CLO LLC Series 2024-1A Class AR, CME Term SOFR 3 Month Index + 1.380% 6.6613% 5/20/36 (b)(e)(g)		8,080,000	8,124,343
Fmc Gmsr Issuer Trust:
Series 2020-GT1 Class A, 4.45% 1/25/26 (b)		438,000	404,161
Series 2021-GT1 Class B, 4.36% 7/25/26 (b)		234,042	201,448
Series 2021-GT2:
Class A, 3.85% 10/25/26 (b)		4,000,000	3,551,555
Class B, 4.44% 10/25/26 (b)		661,257	567,986
Series 2022-GT1:
Class A, 6.19% 4/25/27 (b)		4,292,553	4,157,760
Class B, 7.17% 4/25/27 (b)		675,797	637,094
Series 2022-GT2:
Class A, 7.9% 7/25/27 (b)		373,005	375,229
Class B, 10.07% 7/25/27 (b)		672,872	670,043
Ford Credit Auto Owner Trust Series 2021-1 Class C, 1.91% 10/17/33 (b)		1,190,000	1,103,929
Ford Credit Floorplan Master Owner Trust:
Series 2019-4 Class B, 2.64% 9/15/26		549,000	541,568
Series 2023-1 Class A1, 4.92% 5/15/28 (b)		5,800,000	5,742,005
Foundation Finance Trust 2020-1 Series 2020-1A Class C, 5.75% 7/16/40 (b)		136,000	127,421
Foundation Finance Trust 2023- Series 2023-2A:
Class A, 6.53% 6/15/49 (b)		299,394	302,167
Class B, 6.97% 6/15/49 (b)		2,000,000	2,025,828
Freed Abs Trust 2021-3Fp Series 2021-3FP Class D, 2.37% 11/20/28 (b)		1,815,729	1,792,224
FRTKL Series 2021-SFR1 Class F, 3.171% 9/17/38 (b)		128,000	114,014
Galaxy Xviii Clo Ltd. Series 2018-28A Class A1, CME Term SOFR 3 Month Index + 1.360% 6.6902% 7/15/31 (b)(e)(g)		513,482	514,672
Galaxy Xx Clo Ltd. Series 2018-20A Class AR, CME Term SOFR 3 Month Index + 1.260% 6.5862% 4/20/31 (b)(e)(g)		989,187	991,442
Galaxy Xxvi Clo Ltd. / Galaxy X Series 2024-26A Class BR, CME Term SOFR 3 Month Index + 2.600% 7.9267% 11/22/31 (b)(e)(g)		600,000	600,631
GE Capital Mortgage Services, Inc. Series 1999-HE1 Class A6, 6.7% 4/25/29		3,047	2,995
Generate Clo 16 Ltd. Series 2024-16A Class B, CME Term SOFR 3 Month Index + 1.850% 0% 7/20/37 (b)(d)(e)(g)		500,000	500,441
Generate Clo 4 Ltd. Series 2020-4A Class A1R, CME Term SOFR 3 Month Index + 1.350% 6.6762% 4/20/32 (b)(e)(g)		432,872	433,089
Generate Clo 7 Ltd. / Generate Series 2024-7A Class A1R, CME Term SOFR 3 Month Index + 1.620% 6.9191% 4/22/37 (b)(e)(g)		250,000	250,669
Gilbert Pk Clo Ltd. / Gilbert P Series 2017-1A Class A, CME Term SOFR 3 Month Index + 1.450% 6.7802% 10/15/30 (b)(e)(g)		129,172	129,276
Gls Auto Receivables Issuer Trust:
Series 2022-1A Class D, 3.97% 1/18/28 (b)		4,619,000	4,480,024
Series 2023-2A Class C, 5.69% 3/15/29 (b)		341,000	339,010
Gls Auto Receivables Trust 202 Series 2023-3A:
Class D, 6.44% 5/15/29 (b)		1,407,000	1,412,991
Class E, 9.27% 8/15/30 (b)		1,000,000	1,039,266
Gls Auto Select Receivables Trust Series 2023-1A Class B, 6.09% 3/15/29 (b)		175,000	176,958
GM Financial Automobile Leasing Trust Series 2023-2 Class A2A, 5.44% 10/20/25		888,421	887,835
Gm Financial Consumer Automobile Re Series 2023-3 Class A3, 5.45% 6/16/28		2,830,000	2,834,082
GM Financial Consumer Automobile Receivables Series 2023 2 Class A3, 4.47% 2/16/28		4,381,000	4,325,879
Gm Financial Leasing Trust 202 Series 2023-3 Class A3, 5.38% 11/20/26		1,377,000	1,375,116
Gm Financial Revolving Receiva Series 2024-1 Class A, 4.98% 12/11/36 (b)		3,709,000	3,671,465
GoldenTree Loan Management U.S. CLO, Ltd. Series 2022-12A Class B, CME Term SOFR 3 Month Index + 1.950% 7.2746% 4/20/34 (b)(e)(g)		250,000	250,732
Goodgreen 2017-2 Trust Series 2017-2A Class A, 3.26% 10/15/53 (b)		133,262	117,934
Goodgreen 2018-1 Series 2018-1A Class A, 3.93% 10/15/53 (b)(e)		115,973	104,514
Goodgreen 2023-1 Series 2023-1A Class A, 5.9% 1/17/61 (b)		652,449	612,764
Goodleap Sustainable Home Solu:
Series 2023-3C Class A, 6.5% 7/20/55 (b)		929,081	934,488
Series 2024-1GS Class A, 6.25% 6/20/57 (b)		2,900,000	2,874,480
Goodleap Sustainable Home Solutions Series 2023-4C Class A, 6.48% 3/20/57 (b)		1,723,279	1,727,688
Gracie Point International Fun:
Series 2023-1A Class A, U.S. 90-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.950% 7.3078% 9/1/26 (b)(e)(g)		104,264	105,298
Series 2023-2A Class A, U.S. 90-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 2.250% 7.6078% 3/1/27 (b)(e)(g)		800,310	806,618
Gracie Point International Funding Series 2024-1A Class A, U.S. 90-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.700% 7.0576% 3/1/28 (b)(e)(g)		318,000	319,317
Granite Park Equipment Leasing Series 2023-1A Class E, 7% 6/20/35 (b)		1,587,000	1,351,628
Green Tree Financial Corp. Series 1998-4 Class M1, 6.83% 4/1/30		318,516	299,180
Greywolf CLO II, Ltd. Series 2021-1A Class A1SR, CME Term SOFR 3 Month Index + 1.400% 6.7286% 4/15/34 (b)(e)(g)		35,000,000	35,088,235
Gsaa Home Equity Trust 2006-18 Series 2006-18 Class AF3A, 5.7723% 11/25/36		44,685	12,596
Gulf Stream Meridian 7 Ltd. / G Series 2022-7A Class A1, CME Term SOFR 3 Month Index + 1.360% 6.6886% 7/15/35 (b)(e)(g)		1,500,000	1,503,555
Harriman Park Clo Ltd. Series 2021-1A Class A1R, CME Term SOFR 3 Month Index + 1.380% 6.7062% 4/20/34 (b)(e)(g)		500,000	501,279
Harris County Cultural Education Facilities Finance Corp. Rev. CME Term SOFR 1 Month Index + 2.060% 7.3861% 10/19/38 (b)(e)(g)		1,000,000	1,001,797
Harvest Sba Loan Trust 2021-1 Series 2021-1 Class A, CME Term SOFR 1 Month Index + 2.110% 7.4313% 4/25/48 (b)(e)(g)		17,734	17,639
Hayfin Emerald Clo X Series 2024-10A Class AR, 3 month EURIBOR EURO INTER + 1.350% 0% 7/18/38 (e)(g)	EUR	2,300,000	2,495,615
Henley CLO IV DAC Series 2021-4A Class A, 3 month EURIBOR EURO INTER + 0.900% 4.782% 4/25/34 (b)(e)(g)	EUR	2,000,000	2,155,680
Hero Funding 2017-2 Series 2017-2A Class A2, 4.07% 9/20/48 (b)		56,522	50,087
Hero Funding 2017-3 Series 2017-3A:
Class A1, 3.19% 9/20/48 (b)		58,886	50,233
Class A2, 3.95% 9/20/48 (b)		48,604	42,565
Hero Funding Ii 2016-4B Series 2016-4B Class B, 4.99% 9/20/47 (b)		9,624	9,513
Hero Funding Iii Series 2017-1A Class A, 3.5% 9/21/43 (b)		62,985	57,247
Hero Funding Trust 2015-3 Series 2015-3A Class A, 4.28% 9/20/41 (b)		34,636	32,168
Hero Funding Trust 2016-3 Series 2016-3A Class A1, 3.08% 9/20/42 (b)		15,358	13,597
Hero Funding Trust 2017-1A Series 2017-1A Class A2, 4.46% 9/20/47 (b)		53,031	47,689
Hertz Vehicle Financing LLC 20 Series 2023-3A Class A, 5.94% 2/25/28 (b)		1,197,000	1,197,829
Hgi Cre Clo 2021-Florida3 Ltd. Series 2022-FL3 Class D, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 3.750% 9.0737% 4/20/37 (b)(e)(g)		320,500	315,996
Hig Rcp 2023-Florida1 LLC Series 2023-FL1 Class A, CME Term SOFR 1 Month Index + 2.270% 7.595% 9/19/38 (b)(e)(g)		864,606	866,769
Hilton Grand Vacations Trust Series 2020-AA Class C, 6.42% 2/25/39 (b)		75,478	75,046
Hilton Grand Vacations Trust 2 Series 2023-1A Class C, 6.94% 1/25/38 (b)		3,294,618	3,332,617
Hinnt 2024-A LLC Series 2024-A Class E, 8% 3/15/43 (b)		1,620,026	1,507,535
Home Partners of America Trust:
Series 2019-2 Class E, 3.32% 10/19/39 (b)		270,750	247,565
Series 2021-3 Class E2, 3.347% 1/17/41 (b)		393,878	337,124
Home Re, Ltd. Series 2021-2 Class M1C, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 2.800% 8.1237% 1/25/34 (b)(e)(g)		976,819	987,049
Horizon Aircraft Finance I Ltd. Series 2018-1 Class A, 4.458% 12/15/38 (b)		2,678,342	2,424,429
Horizon Aircraft Finance Ltd. Series 2019-1 Class A, 3.721% 7/15/39 (b)		6,039,142	5,495,595
Hps Ln Management 2024-20 Ltd./LLC Series 2024-20A:
Class B1, CME Term SOFR 3 Month Index + 1.850% 0% 7/25/37 (b)(d)(e)(g)		1,000,000	1,001,054
Class C, CME Term SOFR 3 Month Index + 2.200% 0% 7/25/37 (b)(d)(e)(g)		250,000	250,264
Class D1, CME Term SOFR 3 Month Index + 3.300% 0% 7/25/37 (b)(d)(e)(g)		250,000	250,483
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 1A1, CME Term SOFR 1 Month Index + 0.250% 5.5794% 1/25/37 (e)(g)		2,356,500	1,728,891
Huntington Auto Trust Series 2024-1A Class A2, 5.5% 3/15/27 (b)		1,000,000	998,709
Hyundai Auto Lease Securitizat Series 2024-B Class A3, 5.41% 5/17/27 (b)		5,373,000	5,380,749
Hyundai Auto Receivables Trust:
Series 2023-B Class A3, 5.48% 4/17/28		1,443,000	1,444,845
Series 2024-A Class A3, 4.99% 2/15/29		3,357,000	3,335,982
Invesco CLO Ltd. Series 2021-3A Class A, CME Term SOFR 3 Month Index + 1.390% 6.7162% 10/22/34 (b)(e)(g)		4,148,000	4,154,425
Invesco Euro CLO I DAC Series 2021-1A Class A1R, 3 month EURIBOR EURO INTER + 0.650% 4.556% 7/15/31 (b)(e)(g)	EUR	10,000,000	10,747,095
Invesco U.S. Clo 2024-1 Ltd. Series 2024-1RA Class AR, CME Term SOFR 3 Month Index + 1.550% 6.8694% 4/15/37 (b)(e)(g)		4,340,000	4,367,325
Invesco U.S. CLO Ltd. Series 2024-3A Class A, CME Term SOFR 3 Month Index + 1.510% 0% 7/20/37 (b)(d)(e)(g)		4,204,000	4,206,897
Jamestown CLO XIV Ltd. Series 2021-14A:
Class A1AR, CME Term SOFR 3 Month Index + 1.460% 6.7862% 10/20/34 (b)(e)(g)		13,000,000	13,039,325
Class A2R, CME Term SOFR 3 Month Index + 2.010% 7.3362% 10/20/34 (b)(e)(g)		10,600,000	10,622,769
Jonah Energy Abs I LLC Series 2022-1 Class A1, 7.2% 12/10/37 (b)		431,723	427,864
Kgs-Alpha Sba Coof Trust 2013- Series 2013-2 Class A, 1.7747% 3/25/39 (b)(e)(o)		51,652	1,483
Kgs-Alpha Sba Coof Trust Ser 2012 Series 2012-2 Class A, 0.7588% 8/25/38 (b)(e)(o)		54,208	891
Kgs-Alpha Sba Coof Trust Serie Series 2012-4 Class A, 0.9315% 9/25/37 (b)(e)(o)		54,902	977
KKR CLO Ltd. Series 2022-41A Class A1, CME Term SOFR 3 Month Index + 1.330% 6.6586% 4/15/35 (b)(e)(g)		9,327,000	9,343,789
KKR Financial CLO Ltd. Series 2021-33A Class A, CME Term SOFR 3 Month Index + 1.430% 6.7562% 7/20/34 (b)(e)(g)		13,000,000	13,019,981
LCM XXIV Ltd. / LCM XXIV LLC Series 2021-24A Class AR, CME Term SOFR 3 Month Index + 1.240% 6.5662% 3/20/30 (b)(e)(g)		2,962,537	2,967,721
Lending Funding Trust 2020-2 Series 2020-2A:
Class A, 2.32% 4/21/31 (b)		3,750,000	3,500,713
Class D, 6.77% 4/21/31 (b)		3,455,000	3,246,893
Lendmark Funding Trust Series 2021-1A:
Class A, 1.9% 11/20/31 (b)		4,200,000	3,827,692
Class D, 5.05% 11/20/31 (b)		3,000,000	2,620,515
Lendmark Funding Trust 2021-2 Series 2021-2A Class D, 4.46% 4/20/32 (b)		3,000,000	2,551,054
Lendmark Funding Trust 2022-1 Series 2022-1A Class C, 6.6% 7/20/32 (b)		400,000	399,493
Lendmark Funding Trust 2023-1 Series 2023-1A Class D, 8.69% 5/20/33 (b)		1,939,000	1,988,713
Lendmark Funding Trust 2024-1 Series 2024-1A:
Class B, 5.88% 6/21/32 (b)		100,000	99,138
Class D, 7.21% 6/21/32 (b)		100,000	100,780
Lft Cre 2021-Florida1 Ltd. / Lft Cre Series 2021-FL1:
Class D, CME Term SOFR 1 Month Index + 2.560% 7.8813% 6/15/39 (b)(e)(g)		416,500	400,492
Class E, CME Term SOFR 1 Month Index + 3.060% 8.3813% 6/15/39 (b)(e)(g)		365,500	350,878
Louisiana Local Government Environment and Community Dev. Auth. Series 2022-2022A Class A2, 4.145% 2/1/33		260,000	248,173
Madison Park Funding LII Ltd. / Madison Park Funding LII LLC Series 2021-52A Class A, CME Term SOFR 3 Month Index + 1.360% 6.6862% 1/22/35 (b)(e)(g)		6,180,000	6,181,310
Madison Park Funding XLV Ltd./Madison Park Funding XLV LLC Series 2021-45A Class AR, CME Term SOFR 3 Month Index + 1.380% 6.7102% 7/15/34 (b)(e)(g)		4,233,000	4,243,358
Madison Park Funding Xxxi Ltd.:
Series 2018-31A:
Class B, CME Term SOFR 3 Month Index + 1.960% 7.288% 1/23/31 (b)(e)(g)		1,000,000	1,002,497
Class C, CME Term SOFR 3 Month Index + 2.410% 7.738% 1/23/31 (b)(e)(g)		1,000,000	1,000,664
Series 2024-31A Class B1R, CME Term SOFR 3 Month Index + 1.800% 0% 7/23/37 (b)(e)(g)		600,000	600,000
Madison Park Funding XXXIV, Ltd. Series 2021-34A Class AR, CME Term SOFR 3 Month Index + 1.380% 6.7052% 4/25/32 (b)(e)(g)		10,000,000	10,024,140
Madison Park Funding XXXVIII, Ltd. Series 2021-38A Class A, CME Term SOFR 3 Month Index + 1.380% 6.6987% 7/17/34 (b)(e)(g)		12,500,000	12,537,238
Madison Pk Funding Lxvii Ltd. / Mad Series 2024-67A Class B, CME Term SOFR 3 Month Index + 2.050% 7.3402% 4/25/37 (b)(e)(g)		270,000	270,951
Madison Pk Funding Xlii Ltd. Series 2024-13A Class AR, CME Term SOFR 3 Month Index + 1.150% 6.4764% 11/21/30 (b)(e)(g)		235,149	235,794
Madison Pk Funding Xxix Ltd. / Madi Series 2024-29A Class AR, CME Term SOFR 3 Month Index + 1.180% 6.5069% 10/18/30 (b)(e)(g)		4,405,658	4,412,799
Madison Pk Funding Xxx Ltd. / LLC Series 2018-30A Class A, CME Term SOFR 3 Month Index + 1.010% 6.3402% 4/15/29 (b)(e)(g)		441,371	441,740
Magnetite CLO LTD Series 2023-36A Class A, CME Term SOFR 3 Month Index + 1.800% 7.1246% 4/22/36 (b)(e)(g)		3,249,000	3,271,464
Magnetite CLO Ltd. Series 2021-27A Class AR, CME Term SOFR 3 Month Index + 1.400% 6.7262% 10/20/34 (b)(e)(g)		1,417,000	1,421,289
Magnetite Xii Ltd. Series 2024-12A Class AR4, CME Term SOFR 3 Month Index + 1.150% 6.4786% 10/15/31 (b)(e)(g)		3,796,786	3,809,505
Magnetite XXIII, Ltd. Series 2021-23A Class AR, CME Term SOFR 3 Month Index + 1.390% 6.7152% 1/25/35 (b)(e)(g)		4,904,000	4,906,256
Marathon Clo Xiii Ltd. Series 2024-1A Class AAR2, CME Term SOFR 3 Month Index + 1.200% 6.534% 4/15/32 (b)(e)(g)		1,000,000	1,000,500
Mariner Finance Issuance Trust:
Series 2021-AA Class E, 5.4% 3/20/36 (b)		4,500,000	3,878,171
Series 2021-BA Class E, 4.68% 11/20/36 (b)		3,000,000	2,510,091
Series 2022-AA:
Class A, 6.45% 10/20/37 (b)		954,000	954,709
Class D, 9.1% 10/20/37 (b)		337,000	343,244
Class E, 10.98% 10/20/37 (b)		2,400,000	2,438,430
Series 2023-AA:
Class A, 6.7% 10/22/35 (b)		1,364,000	1,376,562
Class B, 7.11% 10/22/35 (b)		733,000	742,887
Marlette Funding Trust 2023-2 Series 2023-2A Class C, 6.96% 6/15/33 (b)		193,000	194,254
Marlette Funding Trust 2024-1 Series 2024-1A Class A, 5.95% 7/17/34 (b)		1,174,000	1,174,091
MASTR Asset Backed Securities Trust Series 2005-WF1 Class M7, CME Term SOFR 1 Month Index + 1.830% 7.1644% 6/25/35 (e)(g)		1,816,559	1,841,478
Mastr Asset Backed South Carolina 2007-Ncw Series 2007-NCW Class A1, CME Term SOFR 1 Month Index + 0.410% 5.7394% 5/25/37 (Assured Guaranty Municipal Corp. Insured) (b)(e)(g)		1,107,542	946,792
Mercedes-Benz Auto Lease Trust Series 2024-A Class A3, 5.32% 1/18/28		2,356,000	2,353,982
Merchants Fleet Funding LLC Series 2023-1A Class A, 7.21% 5/20/36 (b)		5,343,820	5,366,790
Mercury Financial Credit Card Series 2023-1A Class A, 8.04% 9/20/27 (b)		4,463,000	4,494,672
Mid State Capital Corp. 05 1 Trust Series 2005-1 Class M1, 6.106% 1/15/40		22,103	21,758
Mid-State Capital Corp. 2006-1 Trust Series 2006-1:
Class A, 5.787% 10/15/40 (b)		18,837	18,425
Class M1, 6.083% 10/15/40 (b)		22,856	22,376
Milos CLO, Ltd. Series 2020-1A Class AR, CME Term SOFR 3 Month Index + 1.330% 6.6562% 10/20/30 (b)(e)(g)		6,051,651	6,058,544
Morgan Stanley ABS Capital I Trust:
Series 2003-SD1 Class M1, CME Term SOFR 1 Month Index + 2.360% 7.6894% 3/25/33 (g)		3,027	2,972
Series 2006-HE4 Class A4, CME Term SOFR 1 Month Index + 0.590% 5.9194% 6/25/36 (g)		3,412,086	1,703,902
Series 2007-NC3 Class A2D, CME Term SOFR 1 Month Index + 0.370% 5.6994% 5/25/37 (e)(g)		1,896,438	1,395,666
Morgan Stanley Mortgage Series 2006-16AX Class 2A3, CME Term SOFR 1 Month Index + 0.610% 5.9394% 11/25/36 (g)		41,888	11,687
Morgan Stanley Mtg 2006-12Xs Series 2006-12XS Class A4, 6.5119% 10/25/36		77,190	18,260
Morgan Stanley Mtg Ln Trust 7-3Xs Series 2017-3XS Class 2A4S, 6.4631% 1/25/47		836,685	289,402
Mosaic Solar Loan Trust 23-4 Series 2023-4A Class A, 6.4% 5/20/53 (b)		229,030	234,031
Multi-Family 1 LLC Series 2024-FL14 Class A, CME Term SOFR 1 Month Index + 1.730% 7.0571% 3/19/39 (b)(e)(g)		100,000	100,625
Mvw 2019-1 LLC Series 2019-1A:
Class B, 3% 11/20/36 (b)		78,733	76,354
Class C, 3.33% 11/20/36 (b)		33,253	32,081
Mvw 2022-2 LLC Series 2022-2A Class D, 9% 10/21/41 (b)		334,356	331,424
Navient Private Ed Refi Ln Trust Series 2019-FA Class A2, 2.6% 8/15/68 (b)		2,247,364	2,098,763
Navient Private Education Refi Series 2024-A Class A, 5.66% 10/15/72 (b)		777,000	776,871
Navient Student Loan Trst Series 2023-BA:
Class A1A, 6.48% 3/15/72 (b)		165,688	166,968
Class A1B, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.700% 7.0237% 3/15/72 (b)(e)(g)		230,486	232,045
Navient Student Loan Trust:
Series 2015-1 Class A2, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.710% 6.0382% 4/25/40 (e)(g)		1,903,823	1,868,936
Series 2016-2A Class A3, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.610% 6.9382% 6/25/65 (b)(e)(g)		1,018,761	1,031,362
Series 2017-3A Class A3, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.160% 6.4882% 7/26/66 (b)(e)(g)		3,086,891	3,082,988
Nelnet Student Ln Trust 2021-A Series 2021-A Class B1, 2.85% 4/20/62 (b)		142,000	116,715
Nelnet Student Loan Trust Series 2013-1 Class A6, CME Term SOFR 3 Month Index + 0.710% 6.0411% 8/23/36 (b)(e)(g)		4,243,812	4,205,914
Nelnet Student Loan Trust 2023-Pl1 Series 2023-PL1A Class A1A, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 2.250% 7.5737% 11/25/53 (b)(e)(g)		166,278	166,727
Neuberger Berman Clo Ltd. CME Term SOFR 3 Month Index + 1.750% 0% 7/24/37 (b)(d)(e)(g)		500,000	500,441
Neuberger Berman Clo Xiv Ltd. / Series 2020-14A Class AR2, CME Term SOFR 3 Month Index + 1.290% 6.6165% 1/28/30 (b)(e)(g)		346,556	347,008
Neuberger Berman Loan Advisers:
Series 2021-45A Class A, CME Term SOFR 3 Month Index + 1.390% 6.7202% 10/14/35 (b)(e)(g)		500,000	501,265
Series 2024-35A Class ANR, CME Term SOFR 3 Month Index + 1.300% 6.6266% 1/19/33 (b)(e)(g)		2,000,000	2,006,450
Neuberger Berman Loan Advisers CLO, Ltd. Series 2021-26A Class AR, CME Term SOFR 3 Month Index + 1.180% 6.5085% 10/18/30 (b)(e)(g)		521,307	522,010
New Century Home Equity Loan Trust Series 2003-5 Class AI6, 4.8524% 11/25/33		5,646	5,344
Newcastle Mortgage Securities Trust Series 2007-1 Class 2A3, CME Term SOFR 1 Month Index + 0.340% 5.6694% 4/25/37 (g)		1,765,909	1,713,468
Newrez LLC / Newres Gmsr Exces Series 2021-GNT1 Class A, 3.474% 11/25/26 (b)		1,942,092	1,795,167
Nissan Auto Lease Trust 2023-B Series 2023-B Class A4, 5.61% 11/15/27		270,000	270,025
Nissan Master Owner Trust Receiva Series 2024-B Class A, 5.05% 2/15/29 (b)		5,700,000	5,656,600
Northwoods Capital XV, Ltd. Series 2021-15A Class A1R, CME Term SOFR 3 Month Index + 1.470% 6.8041% 6/20/34 (b)(e)(g)		23,750,000	23,785,625
Nrz Excess Spread-Collateraliz Series 2020-PLS1 Class A, 3.844% 12/25/25 (b)		142,825	137,464
Nrz Fht Excess LLC Series 2020-FHT1 Class A, 4.212% 11/25/25 (b)		716,444	692,611
Oak Hill Credit Partners X-R, Ltd. Series 2021-10RA, Class BR, CME Term SOFR 3 Month Index + 1.810% 7.1362% 4/20/34 (b)(e)(g)		2,000,000	2,006,186
OCP CLO Ltd. Series 2021-18A Class AR, CME Term SOFR 3 Month Index + 1.350% 6.6762% 7/20/32 (b)(e)(g)		18,000,000	18,027,000
Octagon Investment Partners 20-R, Ltd. Series 2021-4A Class BR, CME Term SOFR 3 Month Index + 1.960% 7.2851% 5/12/31 (b)(e)(g)		2,500,000	2,505,830
Octagon Investment Partners 30 Ltd./L Series 2021-1A Class A1R, CME Term SOFR 3 Month Index + 1.260% 6.5862% 3/17/30 (b)(e)(g)		1,352,619	1,354,107
Octagon Investment Partners 39 Series 2024-3A Class BR, CME Term SOFR 3 Month Index + 1.800% 7.1246% 10/20/30 (b)(e)(g)		360,000	360,863
Octagon Investment Partners Xxi Ltd. Series 2021-1A Class AAR3, CME Term SOFR 3 Month Index + 1.260% 6.5836% 2/14/31 (b)(e)(g)		477,930	478,796
Octane Receivables Trust 2023 Series 2023-2A Class C, 6.24% 6/20/31 (b)		2,589,000	2,593,963
OHA Credit Funding Ltd. Series 2021-9A Class B, CME Term SOFR 3 Month Index + 1.960% 7.2882% 7/19/35 (b)(e)(g)		250,000	251,221
Onemain Financial Issuance Tru:
Series 2023-2A:
Class B, 6.17% 9/15/36 (b)		5,714,000	5,765,768
Class C, 6.74% 9/15/36 (b)		1,300,000	1,316,918
Class D, 7.52% 9/15/36 (b)		2,400,000	2,458,779
Series 2024-1A Class A, 5.79% 5/14/41 (b)		777,000	784,035
Onemain Financial Issuance Trust 2020- Series 2020-2A Class B, 2.21% 9/14/35 (b)		1,050,000	941,822
Oportun Funding XIV, LLC Series 2021-A Class A, 1.21% 3/8/28 (b)		257,174	249,263
Oportun Issuance Trust 2021-B Series 2021-B:
Class B, 1.96% 5/8/31 (b)		184,000	174,283
Class C, 3.65% 5/8/31 (b)		2,947,000	2,821,489
Oportun Issuance Trust 2021-C Series 2021-C Class A, 2.18% 10/8/31 (b)		5,000,000	4,732,167
Oportun Issuance Trust 2022-2 Series 2022-2 Class C, 9.36% 10/9/29 (b)		235,000	236,251
Oportun Issuance Trust 2022-3 Series 2022-3 Class C, 10.147% 1/8/30 (b)		228,000	232,723
Oportun Issuance Trust 2022-A Series 2022-A:
Class A, 5.05% 6/9/31 (b)		351,000	348,278
Class C, 7.4% 6/9/31 (b)		160,000	157,498
Palmer Square 2024-2 LLC Series 2024-2A Class B, CME Term SOFR 3 Month Index + 1.650% 0% 7/20/37 (b)(d)(e)(g)		250,000	250,000
Palmer Square Clo 2015-2 Ltd. Series 2020-2A Class CR2, CME Term SOFR 3 Month Index + 3.010% 8.3362% 7/20/30 (b)(e)(g)		700,000	700,310
Palmer Square CLO, Ltd. Series 2021-1A Class A1, CME Term SOFR 3 Month Index + 1.450% 6.7762% 4/20/34 (b)(e)(g)		3,000,000	3,009,192
Palmer Square Loan Funding 202 Series 2024-3A Class A2R, CME Term SOFR 3 Month Index + 1.600% 6.9286% 4/15/31 (b)(e)(g)		660,000	660,195
Palmer Square Loan Funding, Ltd. Series 2021-2A Class B, CME Term SOFR 3 Month Index + 1.660% 6.9874% 5/20/29 (b)(e)(g)		250,000	250,170
Park Avenue Institutional Advisers CLO Ltd. / Park Avenue Institutional Advisers CLO LLC Series 2021-1A Class A1AR, CME Term SOFR 3 Month Index + 1.260% 6.5862% 10/20/31 (b)(e)(g)		10,626,134	10,635,166
Park Avenue Institutional Advisers CLO, Ltd. Series 2021-1A Class A1R, CME Term SOFR 3 Month Index + 1.500% 6.8236% 2/14/34 (b)(e)(g)		2,000,000	2,007,828
Peace Park CLO, Ltd. Series 2021-1A Class A, CME Term SOFR 3 Month Index + 1.390% 6.7162% 10/20/34 (b)(e)(g)		5,651,000	5,665,229
PFS Financing Corp. Series 2022-D Class B, 4.9% 8/15/27 (b)		1,047,000	1,032,927
Pikes Peak Clo 6 / Pikes Peak Series 2021-6A Class DR2, CME Term SOFR 3 Month Index + 3.360% 8.6874% 5/18/34 (b)(e)(g)		935,000	938,897
Pikes Peak Clo 8 / Pikes Peak Series 2021-8A Class B, CME Term SOFR 3 Month Index + 2.010% 7.3362% 7/20/34 (b)(e)(g)		1,230,000	1,234,230
Planet Fitness Master Issuer LLC:
Series 2019-1A Class A2, 3.858% 12/5/49 (b)		5,950,863	5,356,367
Series 2022-1A:
Class A2I, 3.251% 12/5/51 (b)		4,592,280	4,290,011
Class A2II, 4.008% 12/5/51 (b)		4,104,240	3,591,064
Pret 2021-Npl6 LLC Series 2021-NPL6 Class A1, 2.4871% 7/25/51 (b)(e)		227,914	222,478
Pret 2023-Rn2 LLC Series 2023-RN2 Class A1, 8.1115% 11/25/53 (b)		286,254	285,391
Pretium Mtg Credit Partners I 2021:
Series 2021-NPL1:
Class A1, 5.2395% 9/27/60 (b)		407,902	403,360
Class A2, 4.2128% 9/27/60 (b)		456,768	416,343
Series 2021-NPL4 Class A1, 2.3633% 10/27/60 (b)(e)		228,501	222,586
Progress Residential:
Series 2020-SFR2:
Class B, 2.578% 6/17/37 (b)		353,000	340,852
Class C, 3.077% 6/17/37 (b)		266,000	257,482
Class D, 3.874% 6/17/37 (b)		282,000	274,452
Series 2021-SFR2 Class GREG, 0% 6/17/37 (b)(p)		568,000	521,817
Series 2022-SFR3:
Class D, 4.45% 4/17/39 (b)		4,705,000	4,463,710
Class E2, 5.6% 4/17/39 (b)		588,000	557,471
Class F, 6.6% 4/17/39 (b)		335,000	318,997
Series 2023-SFR1 Class E1, 6.15% 3/17/40 (b)		1,822,000	1,748,258
Progress Residential 2021-Sfr1 Series 2021-SFR1 Class F, 2.757% 4/17/38 (b)		351,000	319,720
Progress Residential 2022-Sfr1 Series 2022-SFR1:
Class E1, 3.93% 2/17/41 (b)		479,000	422,693
Class F, 4.88% 2/17/41 (b)		4,000,000	3,458,838
Progress Residential 2023-Sfr2 Series 2023-SFR2:
Class D, 4.5% 10/17/40 (b)		2,550,000	2,360,254
Class E1, 4.75% 10/17/40 (b)		4,531,000	4,124,670
Progress Residential 2024-Sfr2 Series 2024-SFR2 Class E1, 3.4% 4/17/41 (b)(e)		100,000	85,783
Progress Residential Trust:
Series 2020-SFR3:
Class F, 2.796% 10/17/27 (b)		292,000	274,875
Class G, 4.105% 10/17/27 (b)		204,000	193,945
Series 2021-SFR11 Class E1, 3.378% 1/17/39 (b)		4,000,000	3,470,697
Series 2021-SFR2 Class E2, 2.647% 4/19/38 (b)		583,000	535,983
Series 2021-SFR3:
Class E2, 2.688% 5/17/26 (b)		281,728	258,168
Class F, 3.436% 5/17/26 (b)		1,500,000	1,375,997
Series 2021-SFR8:
Class E1, 2.382% 10/17/38 (b)		722,000	649,586
Class F, 3.181% 10/17/38 (b)		4,000,000	3,579,964
Series 2022-SFR2 Class E2, 4.8% 4/17/27 (b)		643,616	596,908
Prpm 2023-Rcf2 LLC Series 2023-RCF2 Class A1, 4% 11/25/53 (b)		1,450,908	1,381,712
Rad CLO Ltd. Series 2024-7A:
Class B1R, CME Term SOFR 3 Month Index + 1.900% 7.2171% 4/17/36 (b)(e)(g)		250,000	251,541
Class CR, CME Term SOFR 3 Month Index + 2.600% 7.9171% 4/17/36 (b)(e)(g)		250,000	251,722
Ready Capital Mortgage Financi Series 2023-FL11 Class A, CME Term SOFR 1 Month Index + 2.370% 7.6989% 10/25/39 (b)(e)(g)		791,498	793,972
Recette CLO, Ltd. Series 2021-1A Class ARR, CME Term SOFR 3 Month Index + 1.340% 6.6662% 4/20/34 (b)(e)(g)		4,700,000	4,704,113
Redwood Funding Trust 2023-1 Series 2023-1 Class A, 7.5% 7/25/59 (b)		208,523	203,671
Regata Xii Funding Ltd. Series 2021-1A Class AR, CME Term SOFR 3 Month Index + 1.360% 6.6902% 10/15/32 (b)(e)(g)		1,000,000	1,002,598
Regatta Ix Funding Ltd. Series 2024-1A Class B1R, CME Term SOFR 3 Month Index + 2.000% 7.317% 4/17/37 (b)(e)(g)		1,250,000	1,251,435
Regatta Xix Funding Ltd. / Regatta Series 2022-1A Class A1, CME Term SOFR 3 Month Index + 1.320% 6.6446% 4/20/35 (b)(e)(g)		300,000	301,166
Regatta Xv Funding Ltd. Series 2024-4A Class A1R, CME Term SOFR 3 Month Index + 1.200% 6.5233% 10/25/31 (b)(e)(g)		1,400,000	1,403,935
Regatta XX Funding Ltd. Series 2021-2A Class A, CME Term SOFR 3 Month Index + 1.420% 6.7502% 10/15/34 (b)(e)(g)		908,889	911,556
Regional Management Issuance T Series 2021-1:
Class B, 2.42% 3/17/31 (b)		239,000	223,466
Class D, 5.07% 3/17/31 (b)		800,000	740,662
Regional Management Issuance Trust 2022:
Series 2022-1 Class A, 3.07% 3/15/32 (b)		193,000	185,876
Series 2022-2B Class A, 7.1% 11/17/32 (b)		253,000	254,815
Renew 2017-1 Series 2017-1A:
Class A, 3.67% 9/20/52 (b)		26,070	23,423
Class B, 5.75% 9/20/52 (b)		14,912	14,343
Renew 2017-2 Series 2017-2A Class A, 3.22% 9/22/53 (b)		282,659	244,243
Renew 2023-1 Series 2023-1A Class A, 5.9% 11/20/58 (b)		2,867,736	2,734,384
Rocket Mortgage Trust Series 2024-CES1 Class A1A, 6.025% 2/25/44 (b)		1,827,178	1,822,224
Rockford Tower Europe Clo 2018 Series 2024-1A Class AR, 3 month EURIBOR EURO INTER + 1.370% 5.22% 4/24/37 (b)(e)(g)	EUR	1,000,000	1,085,848
Rockland Park CLO Ltd. Series 2021-1A Class A, CME Term SOFR 3 Month Index + 1.380% 6.7062% 4/20/34 (b)(e)(g)		7,250,000	7,266,269
Romark CLO-IV Ltd. / Romark CLO-IV LLC Series 2021-4A Class A1, CME Term SOFR 3 Month Index + 1.430% 6.7288% 7/10/34 (b)(e)(g)		13,250,000	13,263,012
RR Ltd. Series 2022-7A Class A1AB, CME Term SOFR 3 Month Index + 1.340% 6.6686% 1/15/37 (b)(e)(g)		7,731,000	7,744,653
Rr15 Ltd. / Rr15 LLC Series 2021-15A Class A2, CME Term SOFR 3 Month Index + 1.710% 7.0402% 4/15/36 (b)(e)(g)		1,000,000	1,001,950
Santander Drive Auto Receivabl:
Series 2023-2 Class C, 5.47% 12/16/30		740,000	737,522
Series 2023-6 Class C, 6.4% 3/17/31		500,000	511,844
Series 2024-1 Class A2, 5.71% 2/16/27		872,016	872,026
Series 2024-2 Class D, 6.28% 8/15/31		1,000,000	1,009,488
Santander Drive Auto Receivables Trust:
Series 2021-1 Class D, 1.13% 11/16/26		1,476,426	1,450,516
Series 2022-6 Class D, 5.69% 2/18/31		3,300,000	3,282,638
Santander Revolving Auto Loan Series 2019-A:
Class A, 2.51% 1/26/32 (b)		957,000	941,661
Class C, 3% 1/26/32 (b)		314,000	308,572
Class D, 3.45% 1/26/32 (b)		219,000	215,484
Sapphire Aviation Finance Series 2020-1A:
Class A, 3.228% 3/15/40 (b)		4,931,768	4,488,057
Class B, 4.335% 3/15/40 (b)		543,545	415,790
Saratoga Investment Corp. CLO, Ltd. / Saratoga Investment Corp. CLO, Inc. Series 2021-1A Class AR3, CME Term SOFR 3 Month Index + 1.580% 6.9062% 4/20/33 (b)(e)(g)		12,000,000	12,010,272
SBA Tower Trust:
Series 2019, 2.836% 1/15/50 (b)		8,004,000	7,843,844
1.884% 7/15/50 (b)		2,753,000	2,574,615
2.328% 7/15/52 (b)		2,105,000	1,873,719
Sbna Auto Lease Trust Series 2024-B Class A3, 5.56% 11/22/27 (b)		3,081,000	3,079,613
Scf Equipment Leasing Series 2023-1A Class B, 6.37% 5/20/32 (b)		2,500,000	2,559,861
Securitized Asset Backed Receivables LLC Trust Series 2006-CB5 Class A3, CME Term SOFR 1 Month Index + 0.390% 5.7194% 6/25/36 (e)(g)		2,088,964	1,332,678
Service Experts Issuer 2024-1 Series 2024-1A Class A, 6.39% 11/20/35 (b)		209,000	209,523
Sesac Finance LLC 2022-1 Series 2024-1 Class A2, 6.421% 1/25/54 (b)		52,868	52,437
Sfs Auto Receivables Securitization Trust:
Series 2024-1A Class A2, 5.35% 6/21/27 (b)		474,402	473,326
Series 2024-2A Class A3, 5.33% 11/20/29 (b)		1,754,000	1,751,561
Sierra Timeshare 2022-1 Receiv Series 2022-1A Class D, 6% 10/20/38 (b)		181,878	172,692
Sierra Timeshare 2023-1 Receiv Series 2023-1A Class D, 9.8% 1/20/40 (b)		1,158,764	1,185,599
Sierra Timeshare 2023-2 Receiv Series 2023-2A Class D, 9.72% 4/20/40 (b)		777,564	794,941
Sierra Timeshare 2023-3 Receiv Series 2023-3A Class D, 9.44% 9/20/40 (b)		643,283	651,915
Signal Peak Clo 5 Ltd. / Signal Series 2024-5A Class A1R, CME Term SOFR 3 Month Index + 1.550% 6.876% 4/25/37 (b)(e)(g)		250,000	250,747
Sixth Street Clo Xx Ltd. Series 2021-20A Class A1, CME Term SOFR 3 Month Index + 1.420% 6.7462% 10/20/34 (b)(e)(g)		1,000,000	1,002,791
Smb Private Ed Ln Trust 2024-C Series 2024-C Class A1B, U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.100% 0% 6/17/52 (b)(e)(g)		172,000	172,699
Smb Private Education Loan Tru Series 2024-A:
Class A1A, 5.24% 3/15/56 (b)		2,359,230	2,332,492
Class A1B, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.450% 6.7737% 3/15/56 (b)(e)(g)		361,749	365,835
Class B, 5.88% 3/15/56 (b)		423,000	418,623
Sofi Pers Ln Trust 2024-1:
Series 2024-1A Class A, 6.06% 2/12/31 (b)(f)		562,322	569,970
0% 2/12/31 (b)(f)		10,000	499,024
Sound Point CLO VII-R, Ltd. Series 2021-3RA Class A1R, CME Term SOFR 3 Month Index + 1.330% 6.658% 10/23/31 (b)(e)(g)		10,250,000	10,266,380
Soundview Home Equity Loan Trust:
Series 2005-OPT3 Class M4, CME Term SOFR 1 Month Index + 1.130% 6.4594% 11/25/35 (e)(g)		45,000	32,308
Series 2007-OPT1 Class 2A1, CME Term SOFR 1 Month Index + 0.190% 5.5194% 6/25/37 (e)(g)		21,071	12,964
Soundview Home Loan Trust Series 2007-NS1 Class M1, CME Term SOFR 1 Month Index + 0.460% 5.7894% 1/25/37 (g)		31,273	28,179
Store Master Funding Series 2021-1A Class A1, 2.12% 6/20/51 (b)		1,478,125	1,276,960
Structured A/S Securities Corp. 7-Gel2 Series 2007-GEL2 Class M1, CME Term SOFR 1 Month Index + 1.160% 6.4894% 5/25/37 (b)(g)		84,301	61,066
Subway Funding LLC Issuer Series 2024-1A:
Class A23, 6.505% 7/30/54 (b)		4,405,000	4,405,000
Class A2I, 6.028% 7/30/54 (b)		8,449,000	8,449,000
Class A2II, 6.268% 7/30/54 (b)		5,294,000	5,294,000
Sycamore Tree Clo Ltd. Series 2024-5A Class B, CME Term SOFR 3 Month Index + 2.250% 7.5727% 4/20/36 (b)(e)(g)		250,000	250,367
SYMP Series 2022-32A Class A1, CME Term SOFR 3 Month Index + 1.320% 6.6464% 4/23/35 (b)(e)(g)		7,640,000	7,660,384
Symphony Clo 38 Ltd. Series 2023-38A Class C1, CME Term SOFR 3 Month Index + 2.900% 8.2229% 4/24/36 (b)(e)(g)		500,000	501,163
Symphony Clo 43 Ltd. Series 2024-43A Class A1, CME Term SOFR 3 Month Index + 1.520% 6.8465% 4/15/37 (b)(e)(g)		4,315,000	4,341,537
Symphony CLO XIX, Ltd. / Symphony CLO XIX LLC Series 2018-19A Class A, CME Term SOFR 3 Month Index + 1.220% 6.5493% 4/16/31 (b)(e)(g)		2,321,218	2,325,585
Symphony CLO XXI, Ltd. Series 2021-21A Class AR, CME Term SOFR 3 Month Index + 1.320% 6.6502% 7/15/32 (b)(e)(g)		768,000	769,102
TCI-Symphony CLO Series 2021-1A Class AR, CME Term SOFR 3 Month Index + 1.190% 6.5202% 7/15/30 (b)(e)(g)		447,110	447,886
TCW CLO, Ltd. / TCW CLO, LLC Series 2021-1A Class A1RR, CME Term SOFR 3 Month Index + 1.420% 6.7462% 4/20/34 (b)(e)(g)		5,500,000	5,513,624
Terwin Mortgage Trust Series 2003-4HE Class A1, CME Term SOFR 1 Month Index + 0.970% 6.2994% 9/25/34 (e)(g)		3,076	3,086
Tesla Series 2024-A Class A2A, 5.37% 6/22/26 (b)		1,657,000	1,652,984
Tesla Auto Lease Trust 2023-B Series 2023-B Class A4, 6.22% 3/22/27 (b)		2,888,000	2,895,282
Tesla Auto Lease Trust 23-A Series 2023-A Class A3, 5.89% 6/22/26 (b)		3,262,000	3,265,743
TH MSR Issuer Trust Series 2019-FT1 Class A, CME Term SOFR 1 Month Index + 2.910% 8.2393% 6/25/24 (b)(e)(g)		650,000	648,538
Theorem Funding Trust 2022-2 Series 2022-2A Class A, 6.06% 12/15/28 (b)		162,559	162,308
Thunderbolt Aircraft Lease Ltd. Series 2018-A Class A, 4.147% 9/15/38 (b)(e)		6,706,105	6,036,568
Thunderbolt III Aircraft Lease Ltd. Series 2019-1 Class A, 3.671% 11/15/39 (b)		6,902,144	6,010,041
Ticp Clo Viii Ltd. Series 2021-8A Class A2R, CME Term SOFR 3 Month Index + 1.960% 7.2862% 10/20/34 (b)(e)(g)		250,000	250,978
Towd Point Mortgage Trust Series 2024-CES1 Class A1A, 5.848% 1/25/64 (b)		948,829	946,411
Toyota Lease Owner Trust:
Series 2023 A Class A3, 4.93% 4/20/26 (b)		3,341,000	3,323,029
Series 2024-A Class A3, 5.25% 4/20/27 (b)		3,315,000	3,304,950
Tralee CLO VII Ltd. / Tralee CLO VII LLC Series 2021-7A Class A1, CME Term SOFR 3 Month Index + 1.580% 6.9052% 4/25/34 (b)(e)(g)		12,000,000	12,031,020
Trestles Clo V Ltd. / Trestles Series 2021-5A Class A1, CME Term SOFR 3 Month Index + 1.430% 6.7562% 10/20/34 (b)(e)(g)		3,500,000	3,508,260
Tricon American Homes:
Series 2019-SFR1 Class F, 3.745% 3/17/38 (b)		204,000	194,401
Series 2020-SFR1 Class E, 3.544% 7/17/38 (b)		800,000	757,878
Trimaran Cavu 2019-1 Ltd. / Tri Series 2019-1A Class A1, CME Term SOFR 3 Month Index + 1.720% 7.0462% 7/20/32 (b)(e)(g)		1,000,000	1,001,804
Trinitas Clo Vi Ltd. / Trinitas Series 2024-6A Class ARRR, CME Term SOFR 3 Month Index + 1.330% 0% 1/25/34 (e)(g)		4,500,000	4,500,000
Trinitas Clo Xiv Ltd. Series 2024-14A Class A1R, CME Term SOFR 3 Month Index + 1.340% 6.6633% 1/25/34 (b)(e)(g)		1,500,000	1,501,046
Upstart Securitization Trust Series 2022-1 Class A, 3.12% 3/20/32 (b)		583,592	580,406
Valley Stream Park Clo Ltd. Series 2023-1A Class ER, CME Term SOFR 3 Month Index + 6.850% 12.1746% 10/20/34 (b)(e)(g)		1,000,000	1,012,492
Vantage Data Centers Jersey Bo Series 2024-1X Class A2, 6.172% 5/28/39	GBP	200,000	254,072
VCAT Asset Securitization, LLC Series 2021-NPL3 Class A1, 4.743% 5/25/51 (b)(e)		80,509	78,265
Venture 43 CLO, Ltd. Series 2021-43A Class A1, CME Term SOFR 3 Month Index + 1.500% 6.8302% 4/15/34 (b)(e)(g)		15,200,000	15,210,351
Verdant Receivables 2023-1 LLC Series 2023-1A Class A2, 6.24% 1/13/31 (b)		2,482,341	2,482,199
Vericrest Opportunity Loan Transferee Series 2021-NP11 Class A1, 1.8678% 8/25/51 (b)		3,541,421	3,424,041
Volkswagen Auto Lease Trust 2024- Series 2024-A Class A3, 5.21% 6/21/27		2,840,000	2,831,084
Volt 2021-Npl5 Series 2021-NPL5 Class A1, 5.1157% 3/27/51 (b)		422,371	416,369
Volt C LLC Series 2021-NPL9 Class A1, 4.9918% 5/25/51 (b)(e)		337,035	326,968
Volt Ci LLC Series 2021-NP10 Class A1, 4.9918% 5/25/51 (b)(e)		1,079,557	1,050,433
Volt Xciii LLC Series 2021-NPL2 Class A1, 4.8925% 2/27/51 (b)(e)		1,162,087	1,138,291
VOLT XCIV LLC Series 2021-NPL3 Class A1, 5.2395% 2/27/51 (b)(e)		5,000,856	4,930,906
Volt Xcix LLC Series 2021-NPL8 Class A1, 5.1157% 4/25/51 (b)		221,479	218,108
Volt Xcv LLC Series 2021-NPL4 Class A1, 5.2396% 3/27/51 (b)		115,548	114,182
Volt Xcvii LLC Series 2021-NPL6 Class A1, 5.2395% 4/25/51 (b)		266,936	263,140
Voya Clo 2016-3 Ltd. Series 2024-3A Class A1R2, CME Term SOFR 3 Month Index + 1.150% 6.4755% 10/18/31 (b)(e)(g)		3,200,000	3,202,253
Voya Clo 2017-3A Ltd. Series 2021-3A Class DR, CME Term SOFR 3 Month Index + 7.210% 12.5362% 4/20/34 (b)(e)(g)		250,000	250,336
Voya Clo Ltd.:
Series 2024-1A Class A1, CME Term SOFR 3 Month Index + 1.520% 6.8461% 4/15/37 (b)(e)(g)		4,109,000	4,115,459
Series 2024-3A Class A1R2, CME Term SOFR 3 Month Index + 1.200% 6.5286% 10/15/31 (b)(e)(g)		500,000	500,498
Voya CLO Ltd./Voya CLO LLC:
Series 2021-2A Class A1R, CME Term SOFR 3 Month Index + 1.420% 6.7482% 7/19/34 (b)(e)(g)		15,930,000	15,959,996
Series 2021-3A Class AR, CME Term SOFR 3 Month Index + 1.410% 6.7362% 10/20/34 (b)(e)(g)		7,430,000	7,451,904
Voya CLO, Ltd. Series 2021-1A Class AR, CME Term SOFR 3 Month Index + 1.410% 6.7393% 7/16/34 (b)(e)(g)		3,924,000	3,930,522
WaMu Asset-Backed Certificates Series 2007-HE2:
Class 2A2, CME Term SOFR 1 Month Index + 0.300% 5.6294% 4/25/37 (g)		2,414,591	886,236
Class 2A3, CME Term SOFR 1 Month Index + 0.250% 5.6894% 4/25/37 (e)(g)		2,736,877	962,425
Class 2A4, CME Term SOFR 1 Month Index + 0.360% 5.7994% 4/25/37 (e)(g)		1,252,313	440,354
Wamu Asset-Backed Ctfs 07-He1 Series 2007-HE1 Class 2A3, CME Term SOFR 1 Month Index + 0.260% 5.5894% 1/25/37 (e)(g)		1,622,988	735,353
WaMu Mortgage pass-thru certificates Series 2006-HE1 Class 2A4, CME Term SOFR 1 Month Index + 0.670% 5.9994% 4/25/36 (g)		186,350	185,589
Welk Resorts 2019-A LLC Series 2019-AA Class C, 3.34% 6/15/38 (b)		43,442	41,022
Wells Fargo Card Issuance Trust Series 2024-A1 Class A, 4.94% 2/15/29		5,100,000	5,075,141
Westgate Resorts 2020-1 LLC Series 2020-1A Class C, 6.213% 3/20/34 (b)		32,429	32,273
Westlake Automobile Receivable:
Series 2023-3A:
Class C, 6.02% 9/15/28 (b)		1,900,000	1,902,508
Class D, 6.47% 3/15/29 (b)		2,169,000	2,180,081
Series 2023-4A Class D, 7.19% 7/16/29 (b)		2,100,000	2,149,749
Wheels Fleet Lease Funding 1 L:
Series 2023-2A Class A, 6.46% 8/18/38 (b)		12,000,000	12,105,811
Series 2024-1A Class A1, 5.49% 2/18/39 (b)		3,400,000	3,392,605
Willis Engine Structured Trust Vi Series 2023-A Class A, 8% 10/15/48 (b)		1,149,652	1,212,906
World Omni Auto Receivables Trust:
Series 2023 B Class A3, 4.66% 5/15/28		3,538,000	3,500,106
Series 2023-C Class A3, 5.15% 11/15/28		1,693,000	1,685,797
Series 2024-B Class A3, 5.27% 9/17/29		1,800,000	1,796,860
TOTAL ASSET-BACKED SECURITIES (Cost $1,411,831,077)			1,404,974,250

Collateralized Mortgage Obligations - 1.0%
		Principal Amount (a)	Value ($)
Private Sponsor - 0.6%
Admt Series 2023-NQM5 Class A1, 7.049% 11/25/68 (b)		374,330	378,055
Ajax Mortgage Loan Trust sequential payer Series 2021-E Class A1, 1.74% 12/25/60 (b)		1,443,438	1,223,334
Alternative Loan Trust:
floater Series 2007-OH3 Class A1B, CME Term SOFR 1 Month Index + 0.550% 5.8794% 9/25/47 (g)		1,727,769	1,532,374
Series 2006-28CB Class A14, 6.25% 10/25/36		46,234	22,975
Alternative Loan Trust 2007-Oa floater Series 2007-OA10 Class 2A1, CME Term SOFR 1 Month Index + 0.610% 5.9394% 9/25/47 (e)(g)		5,121,022	773,874
American Hm Mtg Investment Trust 2007-1 floater Series 2007-1 Class GA1C, CME Term SOFR 1 Month Index + 0.300% 5.6294% 5/25/47 (g)		1,203,091	700,430
Angel Oak Mortgage Trust Series 2021-6 Class A1, 1.458% 9/25/66 (b)		3,234,854	2,626,899
Angel Oak Mortgage Trust 2023- Series 2023-7 Class A1, 4.8% 11/25/67 (b)		485,040	469,397
Angel Oak Mortgage Trust 2024-:
Series 2024-1 Class A1, 5.21% 8/25/68 (b)		79,460	77,485
Series 2024-4 Class A1, 6.197% 1/25/69 (b)		477,381	476,772
Banc America Funding Trust floater Series 2007-3 Class TA8, CME Term SOFR 1 Month Index + 0.290% 5.6194% 4/25/37 (e)(g)		1,362,700	1,117,493
Banc of America Alternative Ln Trust sequential payer Series 2006-7 Class A4, 6.4983% 10/25/36		69,083	20,006
Banc of America Alternative Loan Trust Series 2004-6 Class 4A1, 5% 5/25/48		275	230
Banc of America Funding Corp.:
planned amortization class Series 2005-5 Class 3A5, 5.5% 8/25/35		18,041	17,106
Series 2005-7 Class 30PO, 0% 11/25/35 (f)(p)		591	529
Banc of America Mortgage Securities, Inc.:
Series 2003-8 Class 1CB1, 5.5% 10/25/33		181,371	172,599
Series 2004-F Class 1A1, 5.154% 7/25/34 (e)		1,190	1,133
BCAP LLC Trust sequential payer Series 2010-RR4 Class 31A6, 5.8107% 1/26/37 (b)(e)		2,811,600	2,035,010
Bear Stearns Adjustable Rate Mortgage Trust Series 2003-7 Class 3A, 6.9342% 10/25/33 (e)		279	277
Bear Stearns Alt-A Trust 2007-1 Series 2007-1 Class 21A1, 4.5607% 1/25/47 (e)		186,930	89,524
Bear Stearns Asset Backed Securities I Trust floater:
Series 2006-AC2 Class 1A1, CME Term SOFR 1 Month Index + 0.460% 5.7894% 3/25/36 (e)(g)		132,405	36,189
Series 2006-IM1 Class A3, CME Term SOFR 1 Month Index + 0.670% 5.9994% 4/25/36 (g)		569,359	532,313
Binom Securitization Trust 202:
sequential payer Series 2022-INV1 Class A1, 4.441% 8/25/57 (b)		893,310	838,541
Series 2022-RPL1 Class A1, 3% 2/25/61 (b)		3,960,710	3,558,933
Brass PLC Series 2021-10A Class A1, 0.669% 4/16/69 (b)(e)		766,609	752,399
BRAVO Residential Funding Trust sequential payer Series 2022-RPL1 Class A1, 2.75% 9/25/61 (b)		6,916,811	6,126,195
Bravo Residential Funding Trust Series 2023-NQM6 Class A2, 6.956% 9/25/63 (b)		919,128	925,791
Cascade Funding Mortgage Trust:
Series 2021-EBO1 Class A, 0.9849% 11/25/50 (b)(e)		768,075	738,549
Series 2021-HB7 Class A, 1.1512% 10/27/31 (b)		2,522,200	2,468,683
Cascade Mh Asset Trust Series 2022-MH1 Class M, 4.25% 8/25/54 (b)		439,398	345,630
CFMT Series 2022-HB10 Class A, 3.25% 11/25/35 (b)		2,810,309	2,758,642
Cfmt LLC floater sequential payer Series 2024-HB13 Class A, 3% 5/25/34 (b)(e)		2,650,000	2,527,835
CFMT LLC sequential payer Series 2022-HB8 Class A, 3.75% 4/25/25 (b)		3,814,418	3,753,769
Chase Home Lending Mtg Trust 2024 Series 2024-RPL2 Class A1A, 3.25% 8/25/64 (b)(e)		3,900,000	3,363,750
Chase Mortgage Finance Trust:
Series 2007-A1 Class 3A1, 5.6748% 2/25/37 (e)		343,864	325,455
Series 2007-A2 Class 2A1, 5.7836% 6/25/35 (e)		7,499	7,179
CHL Mortgage Pass Through Trust sequential payer Series 2007-9:
Class A1, 5.75% 7/25/37		53,062	24,927
Class A11, 5.75% 7/25/37		29,024	14,236
Chl Mtg Pass Through Trust planned amortization class Series 2007-4 Class 1A47, 6% 5/25/37		745,079	319,454
Chl Mtg Pass Through Trust 2007 16 Series 2007-16 Class A1, 6.5% 10/25/37		212,617	88,741
Chl Mtg Pass-Through Trust:
sequential payer Series 2007-8:
Class 1A12, 5.875% 1/25/38		843,725	358,453
Class 1A24, 6% 1/25/38		261,006	113,140
Series 2007-3 Class A17, 6% 4/25/37		959,737	456,868
CIM Trust:
sequential payer:
Series 2021-R1 Class A2, 2.4% 8/25/56 (b)		4,645,489	4,040,064
Series 2021-R4 Class A1A, 2% 5/1/61 (b)		6,235,629	5,427,552
Series 2021-R5 Class A1A, 2% 8/25/61 (b)(e)		6,024,213	4,964,465
Series 2022-NR1 Class A1, 5% 7/25/62 (b)		3,474,367	3,363,693
Citigroup Mortgage Loan Trust:
floater:
Series 2004-HYB4 Class AA, CME Term SOFR 1 Month Index + 0.440% 5.7694% 12/25/34 (e)(g)		527	490
Series 2007-6 Class 2A1, CME Term SOFR 1 Month Index + 0.610% 5.9394% 5/25/37 (e)(g)		78,280	72,551
Series 2004-UST1 Class A3, 6.0981% 8/25/34 (e)		781	746
Series 2005-9 Class 22A1, 6% 11/25/35		974,718	891,327
Citigroup Mtg Ln Trust 2009-12 sequential payer Series 2009-12 Class 5A2, 4.4845% 7/25/37 (b)		356,828	167,973
Citigroup Mtg Ln Trust 2024-Rp2:
sequential payer Series 2024-RP2:
Class A1, 4.1% 2/25/63 (b)		7,828,346	7,240,232
Class A2, 4.1882% 2/25/63 (b)(e)		593,449	496,427
Series 2024-RP2:
Class B1, 4.1763% 2/25/63 (b)(e)		179,547	123,757
Class B2, 4.1763% 2/25/63 (b)(e)		64,822	39,962
Class B3, 0% 2/25/63 (b)(e)		164,547	18,897
Class B4, 0% 2/25/63 (b)(e)		299,249	23,036
Class M1, 2.5539% 2/25/63 (b)(e)		398,943	317,915
Class M2, 4.1763% 2/25/63 (b)(e)		304,204	232,282
Class SA, 0% 2/25/63 (b)(e)		20,409	19,089
Class X, 0% 2/25/63 (b)(e)(o)		9,882,934	4,941
Cmalt Citimortgage Ser 2007 A6 Series 2007-A6 Class 1A21, 5.5% 6/25/37		147,832	113,877
Colt 2024-3 Mtg Ln Trust Series 2024-3 Class A1, 6.393% 6/25/69 (b)		2,200,000	2,200,386
Colt 2024-Investment2 Mtg Ln Trust Series 2024-INV2 Class A1, 6.421% 5/25/69 (b)		992,774	999,808
Connecticut Ave Securities Trust 2019-R floater Series 2019-R07 Class 1B1, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 3.510% 8.8382% 10/25/39 (b)(e)(g)		3,375,667	3,507,381
Connecticut Ave Securities Trust 2023-R Series 2023-R06 Class 1M2, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 2.700% 8.0237% 7/25/43 (b)(e)(g)		2,500,000	2,596,388
Connecticut Avenue Securities floater:
Series 2022-R03 Class 1B1, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 6.250% 11.5737% 3/25/42 (b)(e)(g)		130,000	144,724
Series 2023-R01 Class 1M1, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 2.400% 7.73% 12/25/42 (b)(e)(g)		817,897	841,807
Connecticut Avenue Securities Trust floater Series 2022-R08 Class 1B1, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 5.600% 10.9237% 7/25/42 (b)(e)(g)		1,500,000	1,655,625
Countrywide Home Loans, Inc.:
floater Series 2006-OA2 Class A5, CME Term SOFR 1 Month Index + 0.570% 5.8946% 5/20/46 (e)(g)		600,581	491,958
Series 2005-22 Class 2A1, 4.6926% 11/25/35 (e)		4,770	3,771
Countrywide Home Loans, Inc.:
floater:
Series 2005-R1 Class 1AF2, CME Term SOFR 1 Month Index + 0.470% 5.7994% 3/25/35 (b)(e)(g)		1,270,541	1,206,878
Series 2005-R2 Class 1AF1, CME Term SOFR 1 Month Index + 0.340% 5.7794% 6/25/35 (b)(e)(g)		48,927	45,905
sequential payer Series 2003-J3 Class 2A1, 6.25% 12/25/33		273	274
Series 2004-3 Class A25, 5.75% 4/25/34		1,770	1,664
Series 2004-5 Class 2A9, 5.25% 5/25/34		1,904	1,820
Credit Suisse First Boston Mortgage Securities Corp.:
planned amortization class Series 2005-10 Class 10A4, 6% 11/25/35		5,849	1,546
sequential payer Series 2005-10 Class 6A13, 5.5% 11/25/35		5,461	2,051
Series 2005-12 Class 2A1, 6.5% 1/25/36		1,951,839	1,053,644
Credit Suisse Mortgage Trust Series 2021-RP11 Class PT, 3.7549% 10/25/61 (b)(e)		7,532,594	5,935,912
Cross 2023-H2 Mortgage Trust Series 2023-H2 Class A1A, 7.135% 11/25/68 (b)		121,181	122,243
Cross 2024-H2 Mortgage Trust Series 2024-H2 Class A1, 6.093% 4/25/69 (b)		982,926	979,473
Cross 2024-H3 Mtg Trust Series 2024-H3 Class A1, 6.272% 6/25/69 (b)		1,196,418	1,197,499
CSMC floater Series 2015-1R Class 6A1, CME Term SOFR 1 Month Index + 0.390% 4.3318% 5/27/37 (b)(e)(g)		93,538	91,399
Csmc 2022-Nqm3 Trust Series 2022-NQM3 Class A1B, 4.265% 3/25/67 (b)		146,000	137,458
Csmc Mortgage-Backed Trust Ser Series 2006-4 Class 4A1, 7% 5/25/36		345,755	86,882
Csmc Mtg Backed Trust sequential payer Series 2006-6 Class 1A8, 6% 7/25/36		1,945,913	925,704
Csmc Ser 2015-6R floater Series 2015-6R Class 5A2, CME Term SOFR 1 Month Index + 0.290% 3.2757% 3/27/36 (b)(e)(g)		64,266	46,137
CSMC Trust sequential payer:
Series 2020-RPL2 Class A12, 3.614% 2/25/60 (b)(e)		411,481	417,459
Series 2020-RPL3 Class A1, 4.0787% 3/25/60 (b)(e)		1,111,084	1,104,602
Csmc Trust sequential payer:
Series 2021-JR1 Class A1, 5.465% 9/27/66 (b)(e)		176,447	172,841
Series 2022-JR1 Class A1, 4.267% 10/25/66 (b)(e)		416,031	409,366
CSMC Trust:
sequential payer Series 2022-RPL1 Class A1, 4.15% 4/25/61 (b)(e)		6,728,568	6,007,525
Series 2021-RP11 Class CERT, 3.7778% 10/27/61 (b)		318,624	246,400
Series 2022-NQM6 Class PT, 9.3541% 12/25/67 (b)(e)		543,619	543,998
Series 2022-RPL1 Class PT, 4.6488% 4/25/61 (b)(e)		8,369,807	7,122,975
CWALT Alternative Loan Trust floater Series 2006-OA17 Class 1A1D, CME Term SOFR 1 Month Index + 0.400% 5.7246% 12/20/46 (g)		960,022	824,932
CWALT Alternatve Loan Trust floater Series 2006-OC10 Class 2A3, CME Term SOFR 1 Month Index + 0.460% 5.8994% 11/25/36 (e)(g)		2,241,957	1,818,444
Cwalt Trust 2006-J4 planned amortization class Series 2006-J4 Class 2A1, 6% 7/25/36		234,446	129,157
CWALT, Inc.:
floater:
Series 2005-31 Class 1A1, CME Term SOFR 1 Month Index + 0.670% 5.9994% 8/25/35 (g)		1,235,499	1,101,023
Series 2005-42CB:
Class A1, CME Term SOFR 1 Month Index + 0.790% 5.5% 10/25/35 (e)(g)		1,175,389	681,471
Class A2, CME Term SOFR 1 Month Index + 0.760% 5.5% 10/25/35 (e)(g)		889,997	514,649
Series 2005-59 Class 1A1, CME Term SOFR 1 Month Index + 0.660% 6.0942% 11/20/35 (e)(g)		28,224	25,272
Series 2006-OC1 Class 1A1, CME Term SOFR 1 Month Index + 0.570% 5.8994% 3/25/36 (g)		47,720	44,125
planned amortization class:
Series 2005-54CB Class 1A11, 5.5% 11/25/35		14,470	10,826
Series 2005-86CB Class A11, 5.5% 2/25/36		8,643	5,030
sequential payer:
Series 2004-22CB Class 1A1, 6% 10/25/34		6,438	6,382
Series 2005-23CB Class A2, 5.5% 7/25/35		3,790	3,045
Series 2005-11CB Class 2A6, 5.5% 6/25/25		21,021	16,313
CWALT, Inc. Alternative Loan Trust floater Series 2006-OC7 Class 2A3, CME Term SOFR 1 Month Index + 0.610% 5.9394% 7/25/46 (g)		670,332	568,944
Cwhl Trust sequential payer Series 2007-11 Class A1, 6% 8/25/37		1,443,378	602,449
Deephaven Residential Mortgage Series 2022-2 Class M1, 4.3314% 3/25/67 (b)		100,000	82,840
Deephaven Residential Mtg Trust 2 Series 2022-3 Class M1, 5.2685% 7/25/67 (b)(e)		200,000	187,266
Deutsche Mtg Securities, Inc. Mtg6-Pr1 Series 2006-PR1 Class CWA1, 6% 6/25/35 (b)(e)		66,178	35,869
Eagle Re Ltd. floater Series 2021-1 Class M1C, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 2.700% 8.0237% 10/25/33 (b)(e)(g)		560,348	561,230
Fannie Mae:
planned amortization class Series 2011-126 Class KB, 4% 12/25/41		206,068	197,099
Series 2003-64 Class SX, 13.460% x U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 0.1437% 7/25/33 (e)(g)(q)		325	277
Finance of America HECM Buyout sequential payer Series 2022-HB1 Class A, 2.6948% 2/25/32 (b)(e)		3,091,474	3,017,922
First Horizon Mortgage pass-thru Trust:
Series 2004-AA3 Class A1, 3.5338% 9/25/34 (e)		972	958
Series 2004-AR6 Class 2A1, 4.7271% 12/25/34 (e)		1,297	1,231
Freddie Mac Series 262 Class 35, 3.5% 7/15/42		47,202	43,246
Gcat 2024-Nqm2 Trust Series 2024-NQM2 Class A1, 6.085% 6/25/59 (b)		1,500,000	1,496,108
GCAT Trust sequential payer Series 2023-NQM4 Class A1, 4.25% 5/25/67 (b)		263,458	242,739
Ginnie Mae guaranteed REMIC pass-thru certificates:
Series 2007-9 Class CI, 6.080% - CME Term SOFR 1 Month Index 0.7654% 3/20/37 (e)(o)(q)		8,256	630
Series 2008-40 Class SA, 6.280% - CME Term SOFR 1 Month Index 0.9659% 5/16/38 (e)(o)(q)		8,989	441
GMAC Mortgage Loan Trust:
sequential payer Series 2003-J10 Class A1, 4.75% 1/25/19 (f)		319	316
Series 2005-AR6 Class 2A1, 3.6432% 11/19/35 (e)		1,666,217	1,280,005
Government National Mortgage floater Series 2024-H04 Class FA, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.700% 6.0234% 2/20/74 (e)(g)		299,620	298,812
Government National Mtg Association Gtd R Series 2021-140 Class JI, 3% 8/20/51 (o)		54,820	8,928
Gs Mortgage-Backed Securities Series 2022-NQM1 Class A4, 4% 5/25/62 (b)(e)		75,260	68,113
GSAMP Trust Series 2004-6F:
Class 2A4, 5.5% 5/25/34		1,059	1,003
Class 3A4, 6.5% 5/25/34		1,369	1,334
GSR Mortgage Loan Trust:
floater Series 2005-5F:
Class 8A1, CME Term SOFR 1 Month Index + 0.610% 5.5% 6/25/35 (e)(g)		262	251
Class 8A3, CME Term SOFR 1 Month Index + 0.610% 5.5% 6/25/35 (e)(g)		152	146
planned amortization class Series 2004-8F Class 2A3, 6% 9/25/34		635	613
Series 2005-RP3 Class 2A1, 4.0168% 9/25/35 (b)(e)		423,949	364,146
Series 2006-2F Class 3A6, 6% 2/25/36		1,562,842	695,330
Headlands Residential Series 2021-RPL1 Class NOTE, 2.487% 9/25/26 (b)		359,074	341,221
Homeward Opportunities Fund Trust Series 2020-2 Class B1, 5.45% 5/25/65 (b)		1,545,000	1,492,939
Homeward Opportunities Fund Trust 2 Series 2022-1:
Class A1, 5.082% 7/25/67 (b)(e)		180,319	175,517
Class M1, 5.0437% 7/25/67 (b)(e)		200,000	184,068
Impac CMB Trust floater Series 2004-10:
Class 3A1, CME Term SOFR 1 Month Index + 0.810% 6.1394% 3/25/35 (e)(g)		3,697	3,550
Class 3A2, CME Term SOFR 1 Month Index + 0.910% 6.2394% 3/25/35 (g)		2,415	2,325
Indymac Index Mortgage Loan Trust floater Series 2006-AR35 Class 2A1A, CME Term SOFR 1 Month Index + 0.450% 5.7794% 1/25/37 (e)(g)		23,715	20,511
J P Morgan Mtg Trust floater Series 2023-HE3 Class A1, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.600% 6.9234% 5/25/54 (b)(e)(g)		390,436	392,866
J P Morgan Mtg Trust 2024-He2 floater Series 2024-HE2 Class A1, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.200% 6.5243% 10/25/54 (b)(e)(g)		1,000,000	1,000,000
J.P. Morgan Mortgage Trust Series 2021-13 Class A3, 2.5% 4/25/52 (b)		11,739,282	9,221,756
Jp Morgan Mortgage Trust Serie Series 2024-VIS1 Class A1, 5.99% 7/25/64 (b)		992,268	994,663
JPMorgan Mortgage Trust:
sequential payer Series 2004-S2:
Class 4A5, 6% 11/25/34		5,815	5,265
Class 5A1, 5.5% 12/25/19		545	512
Series 2004-S1 Class 3A1, 5.5% 9/25/34 (f)		523	497
Series 2006-A2:
Class 4A1, 6.0223% 8/25/34 (e)		1,706	1,693
Class 5A3, 6.0811% 11/25/33 (e)		687	655
Legacy Mortgage Asset Trust sequential payer Series 2021-SL1 Class A, 4.991% 9/25/60 (b)(e)		266,288	266,022
LendingHome Mortgage Trust Series 2023-RTL4 Class A1, 7.628% 11/25/28 (b)		2,450,000	2,486,950
Lhome Mortgage Trust 2023-Rtl2 Series 2023-RTL2 Class A1, 8% 6/25/28 (b)		3,000,000	3,047,363
Lhome Mtg Trust Series 2023-RTL1 Class A1, 7.869% 1/25/28 (b)(e)		3,059,000	3,088,185
MASTR Adjustable Rate Mortgages Trust Series 2004-13 Class 2A1, 6.4156% 4/21/34 (e)		463	446
MASTR Alternative Loan Trust Series 2004-6:
Class 6A1, 6.5% 7/25/34		6,899	6,771
Class 7A1, 6% 7/25/34		5,256	5,054
Mastr Resecuritization Trust Series 2005-PO Class 3PO, 0% 5/28/35 (b)(p)		258	196
MASTR Specialized Loan Trust sequential payer Series 2005-1 Class 1A3, 7% 8/25/34 (b)		1,059,548	739,673
Merrill Lynch Mortgage Investors Trust:
floater:
Series 2004-C Class A2, CME Term SOFR 6 Month Index + 1.020% 6.242% 7/25/29 (e)(g)		909	876
Series 2006-A2 Class 1A, CME Term SOFR 1 Month Index + 0.470% 5.7994% 2/25/36 (g)		5,483,187	3,157,189
Series 2004-D Class A3, 7.3044% 9/25/29 (e)		434	410
Merrill Lynch Mtg Investments Trust 2006 floater Series 2006-AF2 Class AV1, CME Term SOFR 1 Month Index + 0.430% 5.7594% 9/25/37 (e)(g)		29,552	16,914
MFA 2022-NQM1 Trust Series 2022-NQM1 Class M1, 4.261% 12/25/66 (b)(e)		171,000	144,301
MFRA Trust sequential payer Series 2024-RTL1 Class A1, 7.093% 2/25/29 (b)		230,000	230,830
Mill City Securities Series 2021-RS1 Class A2, 3.9512% 4/28/66 (b)		351,063	308,644
Miltonia Mortgage Finance Srl floater Series 2024-1 Class B, 3 month EURIBOR EURO INTER + 1.300% 5.088% 4/28/62 (g)	EUR	100,000	106,084
Morgan Stanley Capital I Trust Series 2004-3 Class 4A, 5.6459% 4/25/34 (e)		3,067	2,900
Morgan Stanley Mortgage Loan Trust Series 2004-7AR Class 2A6, 5.7849% 9/25/34 (e)		848	818
Morgan Stanley Resecuritizatio floater Series 2015-R2 Class 1B, 12 Month Treasury Average + 0.710% 4.3872% 12/27/46 (b)(e)(g)		992,857	850,285
Morgan Stanley Residential Mtg Series 2014-1A Class B3, 6.8736% 6/25/44 (b)(e)		585,474	591,664
Naac Reperforming Ln Remic Trust sequential payer Series 2004-R2 Class A1, 6.5% 10/25/34 (b)(e)		1,969	1,681
New Residential Mortgage Loan Trust Series 2020-1A Class A1B, 3.5% 10/25/59 (b)		1,650,210	1,497,527
New York Mortgage Trust sequential payer Series 2021-SP1 Class A1, 1.6696% 8/25/61 (b)		3,766,396	3,531,238
NMLT Trust Series 2021-INV3 2.2769% 11/25/56 (b)		5,325,120	4,782,007
Nomura Ast Corp. Alt Mptc 06Af1 Series 2006-AF1 Class 1A3, 6.408% 5/25/36		2,806,624	496,059
NYMT Loan Trust sequential payer Series 2021-CP1 Class A1, 2.0424% 7/25/61 (b)		3,451,981	3,115,246
Nymt Loan Trust 2024-Cp1 sequential payer Series 2024-CP1 Class A1, 3.75% 2/25/68 (b)		1,459,369	1,331,008
Obx 2023-Nqm8 Trust Series 2023-NQM8 Class A2, 7.248% 9/25/63 (b)		919,936	931,401
Obx 2024-Hyb2 Trust sequential payer Series 2024-HYB2 Class A1, 3.5896% 4/25/53 (b)(e)		478,878	454,970
Obx 2024-Nqm2 Trust Series 2024-NQM2 Class A1, 5.878% 12/25/63 (b)		1,242,757	1,235,356
Obx 2024-Nqm8 Trust Series 2024-NQM8 Class A1, 6.233% 5/25/64 (b)		2,400,000	2,395,794
OBX Trust sequential payer Series 2021-NQM3 Class A1, 1.054% 7/25/61 (b)		12,142,606	9,330,195
Ocwen Ln Investment Trust 2023-Hb1 Series 2023-HB1 Class A, 3% 6/25/36 (b)		586,632	563,796
Ocwen Loan Invest Trust Series 2024-HB1 Class A, 3% 2/25/37 (b)		453,327	429,860
Onslow Bay Mortgage Loan Trust sequential payer Series 2021-NQM4 Class A2, 2.162% 10/25/61 (b)(e)		7,668,918	6,168,190
Phh Mortgage Trust Series 2008-CIM2 Class 5A1, 6% 7/25/38		1,140	1,077
Pmc Pls Esr Issuer LLC Series 2022-PLS1 Class A, 5.114% 2/25/27 (b)(e)		259,263	254,024
PMT Credit Risk Transfer Trust floater Series 2024-1R Class A, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 3.500% 8.8237% 12/31/99 (b)(e)(g)		7,718,490	7,777,899
Pmt Credit Risk Transfer Trust:
floater Series 2024-2R Class A, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 3.350% 8.6743% 3/29/27 (b)(e)(g)		5,307,083	5,330,618
Series 2019-2R Class A, CME Term SOFR 1 Month Index + 3.860% 9.1929% 5/30/25 (b)(e)(g)		3,342,363	3,352,102
Preston Ridge Partners Mortgage Trust:
Series 2021-2 Class A1, 5.115% 3/25/26 (b)		7,536,952	7,413,280
Series 2021-RPL1 Class A1, 1.319% 7/25/51 (b)		1,522,047	1,345,756
Series 2021-RPL2 Class A1, 1.455% 10/25/51 (b)(e)		2,057,496	1,813,890
Pret 2024-Rpl1 Trust sequential payer Series 2024-RPL1 Class A1, 3.9% 10/25/63 (b)		2,025,913	1,895,397
PRET LLC sequential payer Series 2022-RN2 Class A1, 5% 6/25/52 (b)		8,251,307	8,038,224
Pretium Mortgage Credit Partner Series 2024-NPL1 Class A1, 7.1429% 1/25/54 (b)		510,200	507,202
Pretium Mortgage Credit Partners Series 2024-NPL2 Class A1, 7.021% 2/25/54 (b)		367,326	364,521
Prime Mtg Trust sequential payer Series 2004-CL1 Class 1A1, 6% 2/25/34		1,046	1,001
Prkcm 2024-Home1 Trust Series 2024-HOME1 Class A1, 6.431% 5/25/59 (b)(e)		3,000,000	3,003,772
Prkcm Trust Series 2023-AFC3 Class A2, 6.987% 9/25/58 (b)		863,057	870,320
PRPM Series 2022-INV1 Class A2, 4.441% 4/25/67 (b)(e)		708,369	661,660
Prpm 2021-10 LLC Series 2021-10 Class A1, 2.487% 10/25/26 (b)		1,873,101	1,812,966
Prpm 2024-Nqm1 Series 2024-NQM1 Class A1, 6.265% 12/25/68 (b)		489,000	488,906
Prpm 2024-Rcf3 LLC Series 2024-RCF3 Class A1, 4% 5/25/54 (b)		1,500,000	1,433,179
Prpm 2024-Rpl2 LLC Series 2024-RPL2 Class A1, 3.5% 5/25/54 (b)(e)		3,650,000	3,435,015
Radnor Re floater Series 2022-1 Class M1B, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 6.750% 12.0737% 9/25/32 (b)(e)(g)		368,616	395,865
RALI Trust:
floater Series 2006-QA10 Class A2, CME Term SOFR 1 Month Index + 0.470% 5.7994% 12/25/36 (g)		106,113	86,938
Series 2006-QS4 Class A4, 6% 4/25/36		1,346,557	1,036,224
Series 2007-QS3 Class A5, 6.25% 2/25/37		2,066,659	1,579,197
Series 2007-QS8 Class A5, 6% 6/25/37		795,372	616,637
Rckt Mortgage Trust 2024-Ces3 Series 2024-CES3 Class A1A, 6.591% 5/25/44 (b)(e)		991,719	995,860
Rco Mortgage LLC Series 2024-1 Class A1, 7.0213% 1/25/29 (b)		306,182	303,728
Rco Vi Mortgage LLC Series 2022-1 Class A1, 3% 1/25/27 (b)		298,545	292,228
Residential Accredit Loans, Inc. sequential payer Series 2005-QS5 Class A4, 5.75% 4/25/35		19,989	16,751
Residential Asset Securitizati:
floater Series 2007-A9 Class A1, CME Term SOFR 1 Month Index + 0.660% 5.9894% 9/25/37 (e)(g)		2,944,239	909,619
Series 2007-A9 Class A2, 6.330% - CME Term SOFR 1 Month Index 1.0106% 9/25/37 (e)(o)(q)		2,943,914	269,368
Residential Asset Securitization Trust sequential payer Series 2003-A8 Class A1, 3.75% 10/25/18 (f)		232	220
Residential Ast Trust 2006-A14Cb sequential payer Series 2006-A14C Class 1A2, 6.25% 12/25/36		930,501	639,684
RMF Buyout Issuance Trust:
sequential payer Series 2022-HB1 Class A, 4.272% 4/25/32 (b)		111,325	110,683
Series 2020-HB1 Class A1, 1.7188% 10/25/50 (b)		695,375	652,356
Saco I, Inc. sequential payer Series 1997-2 Class 1A5, 7% 8/25/36 (b)		249	234
Saluda Grade Alternative Mortg Series 2024-RTL5 Class A1, 7.762% 4/25/30 (b)		233,000	234,206
Saluda Grade Alternative Mortgage Trust Series 2024-RTL4 Class A1, 7.5% 2/25/30 (b)(e)		404,000	404,254
Sequoia Mortgage Trust:
floater:
Series 2004-6 Class A3B, CME Term SOFR 6 Month Index + 1.300% 6.5595% 7/20/34 (e)(g)		594	541
Series 2004-8 Class A2, CME Term SOFR 6 Month Index + 1.160% 6.4118% 9/20/34 (e)(g)		4,967	4,540
Series 2007-3 Class 2AA1, 3.9912% 7/20/37 (e)		415,643	322,758
Sg Residential Mtg Trust 2022-2 Series 2022-2 Class B1, 5.2824% 8/25/62 (b)(e)		104,000	92,112
Structured Adjustable Rate Mor Series 2007-6 Class 3A1, 4.5805% 7/25/37 (e)		1,364,448	852,311
Structured Adjustable Rate Mortgage Loan Trust Series 2004-14 Class 1A, 5.9454% 10/25/34 (e)		685	666
Structured Asset Securities Corp.:
sequential payer:
Series 2003-26A Class 3A5, 6.4618% 9/25/33 (e)		7,990	7,620
Series 2003-37A Class 1A, 5.6458% 12/25/33 (e)		11,866	11,191
Series 2003-37A Class 2A, 5.9371% 12/25/33 (e)		933	878
Thornburg Mortgage Securities Trust floater Series 2003-4 Class A1, CME Term SOFR 1 Month Index + 0.750% 6.0794% 9/25/43 (e)(g)		1,008,584	960,037
Towd Point Mortgage Funding 20 floater Series 2024-GR6A Class A1, SONIA O/N DEPOSIT RATES SWAP + 0.920% 6.1393% 7/20/53 (b)(g)	GBP	500,000	637,994
Towd Point Mortgage Trust:
Series 2016-1 Class B2, 4.4793% 2/25/55 (b)(e)		500,000	471,005
Series 2017-FRE2 Class M6, 4% 11/25/47 (b)		96,576	92,674
Series 2021-R1:
Class A1, 2.9181% 11/30/60 (b)(e)		1,061,319	905,012
Class A2C, 3.3072% 11/30/60 (b)(e)		877,659	722,705
Series 2021-SJ2 Class A2, 2.5% 12/25/61 (b)		1,500,000	1,262,341
Series 2024-CES2 Class A1A, 6.125% 2/25/64 (b)		770,975	771,736
Tvc Mortgage Trust 2023-Rtl1 sequential payer Series 2023-RTL1 Class A1, 8.25% 11/25/27 (b)		1,205,000	1,211,458
Verus Securitization Trust Series 2022-3 Class B1, 4.0728% 2/25/67 (b)(e)		158,000	119,276
Verus Securitization Trust 202:
Series 2023-2 Class A1, 6.193% 3/25/68 (b)(e)		392,587	392,104
Series 2024-4 Class A1, 6.218% 6/25/69 (b)		1,500,000	1,497,780
Vm Master Issuer LLC Series 2022-1 Class B, 6.877% 5/24/25 (b)		669,945	651,388
Wachovia Mortgage Loan Trust S floater Series 2023-AMN1 Class A2, CME Term SOFR 1 Month Index + 0.410% 1.7601% 8/25/36 (g)		2,794,655	962,488
WaMu Mortgage Pass-Through 2007 0A5 Trust floater Series 2007-OA5 Class 1A, 12 Month Treasury Average + 0.750% 5.8649% 6/25/47 (e)(g)		262,605	205,380
WaMu Mortgage Pass-Through Certificates 07 Hy4 Series 2007-HY4 Class 1A1, 3.862% 4/25/37 (e)		1,105,208	974,083
WaMu Mortgage pass-thru certificates:
floater:
Series 2005-AR1 Class A1A, 5.9594% 12/25/35 (e)		464,622	386,552
Series 2005-AR2:
Class 2A1B, CME Term SOFR 1 Month Index + 0.850% 6.1794% 1/25/45 (g)		968,274	933,059
Class 2A21, CME Term SOFR 1 Month Index + 0.770% 6.0994% 1/25/45 (e)(g)		459	443
sequential payer Series 2004-RA1 Class 2A, 7% 3/25/34		2,252	2,172
Series 2003-AR8 Class A, 5.5186% 8/25/33 (e)		1,622	1,521
Series 2003-AR9 Class 1A6, 5.6817% 9/25/33 (e)		1,240	1,162
Series 2004-AR11 Class A, 5.9619% 10/25/34 (e)		3,590	3,398
Series 2004-AR3:
Class A1, 5.7515% 6/25/34 (e)		452	411
Class A2, 5.7515% 6/25/34 (e)		4,178	3,756
Series 2004-S2 Class 2A4, 5.5% 6/25/34		3,377	3,119
Series 2005-4 Class CB7, 5.5% 6/25/35		7,102	6,145
Series 2006-2 Class 3CB, 6% 3/25/36		1,128,724	825,679
Washington Mut Mtg Pass Through C:
floater Series 2006-7 Class A1B, CME Term SOFR 1 Month Index + 0.270% 4.0491% 9/25/36 (g)		2,012,826	567,268
Series 2006-7 Class A1A, 4.0491% 9/25/36		649,333	181,618
Washington Mut Mtg Pass-Throug:
Series 2006-4 Class 3A1, 7% 5/25/36		162,031	137,555
Series 2006-8 Class A4, 4.1439% 10/25/36		246,671	87,411
Washington Mutual Mortgage Pas floater:
Series 2007-OA2 Class 2A, 12 Month Treasury Average + 0.700% 5.8149% 1/25/47 (e)(g)		558,382	447,690
Series 2007-OC2 Class A3, CME Term SOFR 1 Month Index + 0.730% 6.0594% 6/25/37 (g)		36,970	34,430
Washington Mutual Mortgage Pass-Through floater Series 2007-OA1 Class 2A, 12 Month Treasury Average + 0.720% 5.8349% 12/25/46 (e)(g)		13,646	11,334
Wells Fargo Mortgage Backed Securities Trust Series 2004-K Class 1A2, 5.615% 7/25/34 (e)		984	972
Wells Fargo Mtg Bank Sec 04 U Trust Series 2021-U Class A1, 6.3592% 10/25/34 (e)		2,085	1,967
TOTAL PRIVATE SPONSOR			265,239,410
U.S. Government Agency - 0.4%
Fannie Mae:
floater:
Series 2004-72 Class F, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.610% 5.9382% 9/25/34 (e)(g)		961	958
Series 2019-51 Class AF, NULL 5.8369% 9/25/49		847,587	838,848
Series 2022-R04 Class 1B1, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 5.250% 10.5737% 3/25/42 (b)(e)(g)		240,000	260,825
Series 2024-38 Class AF, NULL 6.1037% 12/25/47		2,500,000	2,493,750
planned amortization class:
Series 2002-56 Class PE, 6% 9/25/32		8,550	8,653
Series 2002-86 Class PG, 6% 12/25/32		5,606	5,651
Series 2003-25 Class KP, 5% 4/25/33		17,050	16,754
Series 2003-47 Class PE, 5.75% 6/25/33		5,735	5,770
Series 2005-19 Class PB, 5.5% 3/25/35		31,548	31,446
Series 2005-84 Class XM, 5.75% 10/25/35		1,033	1,040
Series 2006-77 Class PC, 6.5% 8/25/36		2,018	2,059
Series 2010-10 Class NT, 5% 2/25/40		14,083	13,735
Series 2012-149:
Class DA, 1.75% 1/25/43		446,352	403,496
Class GA, 1.75% 6/25/42		526,533	472,695
Series 2016-33 Class JA, 3% 7/25/45		217,527	198,234
Series 2016-38 Class 0, 3% 1/25/46		173,321	154,523
Series 2017-32 Class PA, 2.7% 5/25/47		12,349,487	10,834,919
Series 2017-37 Class AB, 2.55% 9/25/46		2,444,885	2,161,698
Series 2021-45 Class DA, 3% 7/25/51		381,466	329,875
sequential payer:
Series 1997-11 Class E, 7% 3/18/27		85	86
Series 1997-20 Class D, 7% 3/17/27		261	262
Series 1997-63 Class ZA, 6.5% 9/18/27 (o)		183	184
Series 1999-47 Class JZ, 8% 9/18/29		1,784	1,830
Series 2000-8 Class Z, 7.5% 2/20/30		1,138	1,174
Series 2001-14 Class Z, 6% 5/25/31		748	749
Series 2001-16 Class Z, 6% 5/25/31		988	989
Series 2001-81 Class HE, 6.5% 1/25/32		6,576	6,688
Series 2003-22 Class Z, 6% 4/25/33		4,372	4,401
Series 2003-W3 Class 2A5, 5.356% 6/25/42		186	181
Series 2003-W4 Class 2A, 5.3469% 10/25/42 (e)		1,520	1,494
Series 2003-W6 Class 1A41, 5.398% 10/25/42		2,200	2,142
Series 2004-W9 Class 1A3, 6.05% 2/25/44		4,894	4,906
Series 2006-9 Class KZ, 6% 3/25/36		3,459	3,512
Series 2007-10 Class Z, 6% 2/25/37		504	519
Series 2007-71 Class GZ, 6% 7/25/47		2,644	2,678
Series 2020-101 Class BA, 1.5% 9/25/45		1,692,176	1,421,399
Series 2020-43 Class MA, 2% 1/25/45		1,487,473	1,322,019
Series 2020-49 Class JA, 2% 8/25/44		176,285	157,850
Series 2020-80 Class BA, 1.5% 3/25/45		2,278,457	1,925,152
Series 2021-68 Class A, 2% 7/25/49		367,806	282,462
Series 2021-85 Class L, 2.5% 8/25/48		203,749	173,412
Series 2021-95:
Class 0, 2.5% 9/25/48		2,236,096	1,909,169
Class BA, 2.5% 6/25/49		3,359,436	2,863,003
Series 2021-96 Class HA, 2.5% 2/25/50		322,016	273,785
Series 2021-W3 Class A, 7% 9/25/41 (e)		2,893	2,779
Series 2022-1 Class KA, 3% 5/25/48		1,100,447	977,862
Series 2022-11 Class B, 3% 6/25/49		915,648	819,406
Series 2022-13 Class HA, 3% 8/25/46		720,190	654,744
Series 2022-3:
Class D, 2% 2/25/48		3,215,582	2,778,742
Class N, 2% 10/25/47		8,870,216	7,526,363
Series 2022-30 Class E, 4.5% 7/25/48		3,188,598	3,049,197
Series 2022-4 Class B, 2.5% 5/25/49		235,394	200,424
Series 2022-42 Class BA, 4% 6/25/50		1,102,998	1,033,271
Series 2022-49 Class TC, 4% 12/25/48		1,019,058	955,415
Series 2022-5:
Class 0, 2.5% 6/25/48		760,832	656,058
Class DA, 2.25% 11/25/47		3,261,950	2,821,999
Series 2022-7:
Class A, 3% 5/25/48		1,568,740	1,394,007
Class E, 2.5% 11/25/47		3,241,727	2,841,330
Series 2022-9 Class BA, 3% 5/25/48		564,142	501,276
Series 1997-42 Class EG, 8% 7/18/27		450	458
Series 2001-36 Class ST, 8.380% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 3.0618% 11/25/30 (e)(o)(q)		1,509	134
Series 2001-72 Class SB, 7.380% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 2.0618% 12/25/31 (e)(o)(q)		3,617	283
Series 2001-T12 Class IO, 0.4909% 8/25/41 (e)(o)		188,311	1,614
Series 2002-19 Class SC, 13.970% x U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 4.6581% 3/17/32 (e)(g)		225	223
Series 2002-T16 Class A2, 7% 7/25/42		9,089	9,328
Series 2002-T19 Class A1, 6.5% 7/25/42		7,672	7,732
Series 2002-T4:
Class A2, 7% 12/25/41		5,264	5,357
Class A4, 9.5% 12/25/41		9,269	10,250
Class IO, 0.4004% 12/25/41 (e)(o)		450,825	3,617
Series 2002-W10 Class IO, 0.8926% 8/25/42 (e)(o)		39,065	521
Series 2002-W7 Class IO1, 0.8733% 6/25/29 (e)(o)		70,517	1,200
Series 2003-130 Class HZ, 6% 1/25/34		147,953	150,042
Series 2004-T1 Class 1A1, 6% 1/25/44		3,575	3,551
Series 2004-T2:
Class 1A3, 7% 11/25/43		2,809	2,829
Class 1A4, 7.5% 11/25/43		2,871	2,906
Series 2004-T3 Class 1IO4, 0.6097% 2/25/44 (e)(o)		67,657	568
Series 2004-W11 Class 1IO1, 0.3473% 5/25/44 (e)(o)		215,635	1,489
Series 2004-W2:
Class 1A, 6% 2/25/44		2,478	2,457
Class 2A2, 7% 2/25/44		653	666
Series 2004-W8 Class 3A, 7.5% 6/25/44		1,432	1,459
Series 2005-51 Class MO, 0% 6/25/35 (p)		469	307
Series 2005-53 Class CS, 6.580% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 1.2618% 6/25/35 (e)(o)(q)		3,601	210
Series 2005-72 Class WS, 6.630% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 1.3118% 8/25/35 (e)(o)(q)		1,806	95
Series 2005-79 Class ZC, 5.9% 9/25/35		150,236	149,162
Series 2005-W4 Class 1A1, 6% 8/25/45		2,714	2,689
Series 2006-20 Class IB, 6.470% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 1.1518% 4/25/36 (e)(o)(q)		3,300	243
Series 2007-109 Class YI, 6.330% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 1.0118% 12/25/37 (e)(o)(q)		30,712	2,858
Series 2007-54 Class IB, 6.290% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 0.9718% 6/25/37 (e)(o)(q)		56,396	4,197
Series 2008-62 Class SM, 6.080% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 0.7618% 7/25/38 (e)(o)(q)		9,713	734
Series 2008-91 Class SI, 5.880% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 0.5618% 3/25/38 (e)(o)(q)		6,353	173
Series 2009-112:
Class ST, 6.130% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 0.8118% 1/25/40 (e)(o)(q)		5,932	422
Class SW, 6.130% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 0.8118% 1/25/40 (e)(o)(q)		3,899	311
Series 2009-52 Class PI, 5% 7/25/39 (o)		3,497	517
Series 2010-129 Class PZ, 4.5% 11/25/40		34,331	31,245
Series 2010-135 Class ZA, 4.5% 12/25/40		360,104	346,702
Series 2010-150 Class ZC, 4.75% 1/25/41		535,918	516,215
Series 2010-35 Class SB, 6.300% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 0.9818% 4/25/40 (e)(o)(q)		6,353	441
Series 2010-70 Class SA, 91.220% x U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 6% 4/25/38 (e)(g)(o)		11,462	2,105
Series 2010-95 Class ZC, 5% 9/25/40		1,132,294	1,107,515
Series 2011-19 Class ZY, 6.5% 7/25/36		3,091	3,199
Series 2011-4 Class PZ, 5% 2/25/41		189,346	177,336
Series 2012-100 Class WI, 3% 9/25/27 (o)		135,655	4,262
Series 2012-148 Class IE, 3% 1/25/33 (o)		64,632	5,070
Series 2012-46 Class KI, 3.5% 5/25/27 (o)		9,474	310
Series 2012-9 Class SH, 6.430% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 1.1118% 6/25/41 (e)(o)(q)		7,875	35
Series 2013-13 Class IK, 2.5% 3/25/28 (o)		46,620	1,336
Series 2013-133 Class IB, 3% 4/25/32 (o)		36,931	526
Series 2013-134 Class SA, 5.930% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 0.6118% 1/25/44 (e)(o)(q)		72,215	6,191
Series 2013-44 Class DJ, 1.85% 5/25/33		4,694,403	4,203,905
Series 2013-51 Class GI, 3% 10/25/32 (o)		293,838	14,278
Series 2015-42 Class IL, 6% 6/25/45 (o)		423,420	67,617
Series 2015-70 Class JC, 3% 10/25/45		357,240	331,116
Series 2017-30 Class AI, 5.5% 5/25/47 (o)		253,045	40,774
Series 2019-20 Class H, 3.5% 5/25/49		179,630	158,713
Series 2020-45 Class JL, 3% 7/25/40		61,772	54,511
Series 2021-59 Class H, 2% 6/25/48		207,379	163,680
Series 2021-66:
Class DA, 2% 1/25/48		224,405	178,014
Class DM, 2% 1/25/48		238,478	189,177
Series 2024-38 Class FA, NULL 6.1237% 1/25/51		993,761	991,277
target amortization class Series 2006-27 Class OB, 0% 4/25/36 (p)		14,849	11,623
Fannie Mae Stripped Mortgage-Backed Securities:
Series 2001-313 Class 1, 0% 6/25/31 (p)		6,684	5,694
Series 2007-380 Class S36, 7.780% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 2.4618% 7/25/37 (e)(o)(q)		1,998	271
Series 2007-383:
Class 68, 6.5% 9/25/37 (o)		1,208	264
Class 69, 6.5% 10/25/37 (e)(o)		1,709	373
Series 2023-437 Class C11, 3% 7/25/52 (o)		473,371	85,404
Freddie Mac:
floater Series 2005-2995 Class FT, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.360% 5.6882% 5/15/29 (e)(g)		1,005	997
planned amortization class:
Series 1998-2022 Class PE, 6.5% 1/15/28		105	106
Series 1998-2091 Class PG, 6% 11/15/28		2,391	2,395
Series 2001-2325 Class JO, 0% 6/15/31 (p)		728	612
Series 2001-2330 Class PE, 6.5% 6/15/31		1,683	1,709
Series 2002-2410 Class QB, 6.25% 2/15/32		4,084	4,111
Series 2002-2427 Class GE, 6% 3/15/32		8,349	8,410
Series 2002-2430 Class WF, 6.5% 3/15/32		5,441	5,537
Series 2002-2466 Class DH, 6.5% 6/15/32		590	606
Series 2002-2543 Class YX, 6% 12/15/32		3,528	3,560
Series 2003-2699 Class W, 5.5% 11/15/33		2,987	2,985
Series 2004-2733 Class SB, 7.900% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 3.1156% 10/15/33 (e)(q)		3,862	3,657
Series 2004-2845 Class QH, 5% 8/15/34		2,248	2,223
Series 2005-2912 Class EH, 5.5% 1/15/35		12,178	12,220
Series 2006-3202 Class HI, 6.530% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 1.2118% 8/15/36 (e)(o)(q)		11,048	858
Series 2009-3605 Class NC, 5.5% 6/15/37		8,305	8,317
Series 2009-3610 Class CA, 4.5% 12/15/39		3,083	2,992
Series 2010-3653 Class HJ, 5% 4/15/40		1,414	1,390
Series 2010-3677 Class PB, 4.5% 5/15/40		20,180	19,733
Series 2010-3737 Class DG, 5% 10/15/30		556	553
Series 2020-4960 Class PB, 1.5% 10/25/49		1,923,726	1,531,747
Series 4135 Class AB, 1.75% 6/15/42		405,529	366,290
sequential payer:
Series 1999-2116 Class ZA, 6% 1/15/29		573	576
Series 1999-2148 Class ZA, 6% 4/15/29		172	172
Series 1999-2201 Class C, 8% 11/15/29		366	376
Series 2001-2293 Class ZA, 6% 3/15/31		808	810
Series 2001-2310 Class Z, 6% 4/15/31		126	126
Series 2003-2643 Class SA, 44.750% x U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 10.1518% 3/15/32 (e)(g)		144	176
Series 2005-2989 Class TG, 5% 6/15/25		182	181
Series 2005-3005 Class ED, 5% 7/15/25		507	504
Series 2006-3187 Class Z, 5% 7/15/36		14,476	14,328
Series 2006-3201 Class IN, 6.130% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 0.8118% 8/15/36 (e)(o)(q)		2,746	143
Series 2007-3274 Class B, 6% 2/15/37		1,518	1,589
Series 2008-3409 Class DB, 6% 1/15/38		8,225	8,283
Series 2009-3592 Class BZ, 5% 10/15/39		33,146	32,904
Series 2010-3648 Class CY, 4.5% 3/15/30		4,682	4,554
Series 2012-4060 Class TB, 2.5% 6/15/27		107,714	103,752
Series 2018-4796 Class CZ, 4% 5/15/48		335,116	307,714
Series 2018-4830 Class WZ, 4% 9/15/48		327,879	300,803
Series 2020-4993 Class LA, 2% 8/25/44		1,416,278	1,269,065
Series 2020-5018:
Class LC, 3% 10/25/40		416,608	368,502
Class LY, 3% 10/25/40		316,822	280,176
Series 2021-5169 Class TP, 2.5% 6/25/49		828,577	705,282
Series 2021-5175 Class CB, 2.5% 4/25/50		1,163,789	986,778
Series 2021-5180 Class KA, 2.5% 10/25/47		232,957	200,996
Series 2022-5189:
Class DA, 2.5% 5/25/49		835,635	701,103
Class TP, 2.5% 5/25/49		725,065	608,261
Series 2022-5190:
Class BA, 2.5% 11/25/47		813,646	701,196
Class CA, 2.5% 5/25/49		607,503	509,525
Series 2022-5191 Class CA, 2.5% 4/25/50		274,172	230,983
Series 2022-5197:
Class A, 2.5% 6/25/49		607,505	509,525
Class DA, 2.5% 11/25/47		617,739	533,097
Series 2022-5198 Class BA, 2.5% 11/25/47		3,082,994	2,702,672
Series 2022-5202:
Class AG, 3% 1/25/49		422,346	375,625
Class LB, 2.5% 10/25/47		661,012	571,031
Series 1997-186 Class PO, 0% 8/1/27 (p)		971	893
Series 2002-2530 Class SK, 7.980% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 2.6618% 6/15/29 (e)(o)(q)		2,979	195
Series 2002-2534 Class SI, 20.760% x U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 6.9207% 2/15/32 (e)(g)		484	509
Series 2003-2586 Class IO, 6.5% 3/15/33 (o)		3,470	637
Series 2003-2594 Class IV, 7% 3/15/32 (o)		884	155
Series 2003-2610 Class UI, 6.5% 5/15/33 (o)		2,722	505
Series 2003-2656 Class AC, 6% 8/15/33		1,199	1,202
Series 2004-2764 Class S, 13.460% x U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 0.1545% 7/15/33 (e)(g)		407	348
Series 2005-2980 Class QB, 6.5% 5/15/35		435	445
Series 2006-3184 Class YO, 0% 3/15/36 (p)		6,739	5,330
Series 2007-3305 Class IW, 6.330% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 1.0118% 4/15/37 (e)(o)(q)		3,962	322
Series 2007-76 Class 2A, 2.3067% 10/25/37 (e)		5,242	3,965
Series 2009-3546 Class A, 5.7262% 2/15/39 (e)		877	940
Series 2009-3609 Class SA, 6.220% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 0.9018% 12/15/39 (e)(o)(q)		6,704	301
Series 2011-3855 Class AM, 6.5% 11/15/36		1,972	1,994
Series 2012-279 Class 35, 3.5% 9/15/42		12,031	10,837
Series 2012-4030 Class IL, 3.5% 4/15/27 (o)		3,996	90
Series 2012-4146 Class KI, 3% 12/15/32 (o)		64,216	5,459
Series 2014-323 Class 300, 3% 1/15/44		46,445	40,679
Series 2014-334 Class 300, 3% 8/15/44		45,564	40,018
Series 2017-4683 Class LM, 3% 5/15/47		516,938	483,621
Series 2020-5041 Class LB, 3% 11/25/40		709,019	627,566
Series 2021-5083 Class VA, 1% 8/15/38		3,279,318	3,050,773
Series 2021-5176 Class AG, 2% 1/25/47		876,390	739,058
Series 2021-5182 Class A, 2.5% 10/25/48		1,521,094	1,297,827
Series 2024-5426:
Class AF, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.900% 0% 3/15/50 (e)(g)		3,000,000	2,992,500
Class CF, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.900% 0% 12/15/50 (e)(g)		2,400,000	2,394,000
Series 2933 Class ZM, 5.75% 2/15/35		305,638	307,934
Series 2996 Class ZD, 5.5% 6/15/35		192,072	192,149
Series 3237 Class C, 5.5% 11/15/36		245,887	246,637
Series 3980 Class EP, 5% 1/15/42		1,414,814	1,407,049
Series 4055 Class BI, 3.5% 5/15/31 (o)		16,601	85
Series 4149 Class IO, 3% 1/15/33 (o)		159,337	11,409
Series 4314 Class AI, 5% 3/15/34 (o)		4,885	75
Series 4427 Class LI, 3.5% 2/15/34 (o)		172,286	8,063
Series 4471 Class PA 4% 12/15/40		129,455	125,426
target amortization class Series 2003-2557 Class HL, 5.3% 1/15/33		1,934	1,917
Freddie Mac Manufactured Housing participation certificates guaranteed planned amortization class Series 1998-2036 Class PG, 6.5% 1/15/28		746	755
Freddie Mac Multi-family Structured pass-thru certificates:
sequential payer:
Series 2021-5159:
Class EA, 2.5% 8/25/48		815,282	694,842
Class GC, 2% 11/25/47		186,592	159,228
Series 2021-5164 Class M, 2.5% 7/25/48		830,987	708,638
Series 4386 Class AZ, 4.5% 11/15/40		426,385	404,261
Freddie Mac Seasoned Credit Risk Transfer Trust:
sequential payer:
Series 2017-4 Class MT, 3.5% 6/25/57		255,313	222,367
Series 2019-4 Class MB, 3% 2/25/59		1,256,223	896,188
Series 2018-4 Class HT, 3% 3/25/58		2,065,970	1,724,442
Series 2019-3 Class M55D, 4% 10/25/58		324,228	292,816
Series 2021-1 Class BXS, 12.2775% 9/25/60 (b)(e)		306,142	242,337
Series 2021-2 Class BXS, 16.6308% 11/25/60 (b)(e)		145,688	116,883
Series 2022-1 Class MTU, 3.25% 11/25/61		847,005	712,093
Series 2023-1 Class MT, 3% 10/25/62		5,407,945	4,399,986
Freddie Mac STACR REMIC Trust floater:
Series 2020-DNA2 Class B1, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 2.610% 7.9382% 2/25/50 (b)(e)(g)		1,000,000	1,049,449
Series 2020-DNA6 Class B1, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 3.000% 8.3237% 12/25/50 (b)(e)(g)		3,910,000	4,233,087
Series 2021-DNA2 Class B1, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 3.400% 8.7237% 8/25/33 (b)(e)(g)		4,380,000	4,879,975
Series 2021-DNA6 Class M2, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.500% 6.8237% 10/25/41 (b)(e)(g)		1,799,396	1,808,681
Series 2021-HQA1 Class B1, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 3.000% 8.3237% 8/25/33 (b)(e)(g)		2,700,000	2,939,390
Series 2022-DNA1 Class M1B, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.850% 7.1737% 1/25/42 (b)(e)(g)		11,800,000	11,927,905
Series 2022-DNA2 Class M1B, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 2.400% 7.7237% 2/25/42 (b)(e)(g)		2,240,000	2,294,471
Series 2022-DNA3 Class M1B, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 2.900% 8.2237% 4/25/42 (b)(e)(g)		12,945,000	13,444,671
Freddie Mac. STACR REMIC Trust floater Series 2020-DNA1 Class B1, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 2.410% 7.7382% 1/25/50 (b)(e)(g)		6,600,000	6,811,829
Ginnie Mae planned amortization class Series 2021-97 Class LI, 3% 8/20/50 (o)		2,112,731	344,526
Ginnie Mae guaranteed Multi-family REMIC pass-thru securities:
floater Series 2024-30 Class CF, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.250% 6.5% 2/20/54 (e)(g)		4,266,610	4,258,740
Series 2017-16 Class KU, 6.530% - CME Term SOFR 1 Month Index 1.2154% 4/20/37 (e)(o)(q)		8,559	632
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2010-H27 Class FA, CME Term SOFR 1 Month Index + 0.380% 5.8186% 12/20/60 (e)(g)(n)		386,414	385,263
Series 2011-H20 Class FA, CME Term SOFR 1 Month Index + 0.660% 5.9886% 9/20/61 (e)(g)(n)		1,198,911	1,197,868
Series 2012-H11 Class FA, CME Term SOFR 1 Month Index + 0.810% 6.1386% 2/20/62 (e)(g)		34,707	34,677
Series 2012-H18 Class NA, CME Term SOFR 1 Month Index + 0.630% 5.9586% 8/20/62 (e)(g)(n)		170,639	170,322
Series 2012-H21 Class DF, CME Term SOFR 1 Month Index + 0.760% 6.0886% 5/20/61 (e)(g)(n)		3,651	3,621
Series 2013-H19 Class FC, CME Term SOFR 1 Month Index + 0.600% 6.0386% 8/20/63 (e)(g)(n)		233,400	233,332
Series 2013-H20 Class FB, CME Term SOFR 1 Month Index + 1.110% 6.4386% 8/20/63 (e)(g)		10,464	10,486
Series 2013-H23 Class FA, CME Term SOFR 1 Month Index + 1.410% 6.7386% 9/20/63 (e)(g)		13,861	13,924
Series 2015-H04 Class FL, CME Term SOFR 1 Month Index + 0.580% 5.9071% 2/20/65 (e)(g)		94,163	93,747
Series 2015-H23 Class FB, CME Term SOFR 1 Month Index + 0.630% 5.9586% 9/20/65 (e)(g)		105,331	105,033
Series 2016-H16 Class FD, CME TERM SOFR 12 MONTH INDEX + 1.090% 6.1054% 6/20/66 (e)(g)		153,646	153,969
Series 2016-H17 Class FC, CME Term SOFR 1 Month Index + 0.940% 6.2686% 8/20/66 (e)(g)		96,846	96,777
Series 2017-H23 Class FA, CME Term SOFR 1 Month Index + 0.590% 5.9186% 10/20/67 (e)(g)		441,915	440,212
Series 2019-128 Class FH, CME Term SOFR 1 Month Index + 0.610% 5.9346% 10/20/49 (e)(g)		218,726	211,965
Series 2019-23 Class NF, CME Term SOFR 1 Month Index + 0.560% 5.8846% 2/20/49 (e)(g)		1,002,283	977,305
Series 2019-H09 Class FA, CME Term SOFR 1 Month Index + 0.610% 5.9386% 5/20/69 (e)(g)		293,444	292,237
Series 2021-H10 Class AF, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.500% 6.8234% 6/20/71 (e)(g)		693,099	705,396
planned amortization class:
Series 2003-18 Class PG, 5.5% 3/20/33		6,943	6,943
Series 2004-19 Class KE, 5% 3/16/34		27,989	27,636
Series 2006-26 Class S, 6.380% - CME Term SOFR 1 Month Index 1.0654% 6/20/36 (e)(o)(q)		8,760	668
Series 2006-33 Class PK, 6% 7/20/36		2,819	2,830
Series 2007-22 Class PK, 5.5% 4/20/37		13,752	13,781
Series 2007-24 Class SA, 6.390% - CME Term SOFR 1 Month Index 1.0754% 5/20/37 (e)(o)(q)		12,796	1,047
Series 2008-49 Class PH, 5.25% 6/20/38		14,153	13,975
Series 2008-55 Class PL, 5.5% 6/20/38		12,922	12,989
Series 2009-72 Class SM, 6.130% - CME Term SOFR 1 Month Index 0.8159% 8/16/39 (e)(o)(q)		4,671	312
Series 2015-157 Class GA, 3% 1/20/45		8,088	7,561
Series 2016-69 Class WA, 3% 2/20/46		258,226	232,006
Series 2017-134 Class BA, 2.5% 11/20/46		602,444	530,933
Series 2021-58 Class IY, 3% 2/20/51		1,771,096	288,497
Series 2021-78 Class IP, 3% 5/20/51 (o)		608,714	99,232
sequential payer:
Series 2009-81 Class A, 5.75% 9/20/36		1,525	1,526
Series 2010-160 Class DY, 4% 12/20/40		868,672	821,284
Series 2010-170 Class B, 4% 12/20/40		192,294	181,596
Series 2017-139 Class BA, 3% 9/20/47		2,574,860	2,248,560
Series 2022-22 Class UH, 3% 12/20/50		686,152	598,853
Series 2003-52 Class SB, 11.340% x CME Term SOFR 1 Month Index 2.0403% 6/16/33 (e)(g)		820	758
Series 2007-7 Class EI, 6.080% - CME Term SOFR 1 Month Index 0.7654% 2/20/37 (e)(o)(q)		13,031	966
Series 2008-50 Class SA, 6.110% - CME Term SOFR 1 Month Index 0.7954% 6/20/38 (e)(o)(q)		19,298	1,588
Series 2009-106 Class XL, 6.630% - CME Term SOFR 1 Month Index 1.3154% 6/20/37 (e)(o)(q)		4,197	298
Series 2009-16 Class SJ, 6.680% - CME Term SOFR 1 Month Index 1.3654% 5/20/37 (e)(o)(q)		13,021	1,336
Series 2010-116 Class QB, 4% 9/16/40		1,415,689	1,327,297
Series 2011-94 Class SA, 5.980% - CME Term SOFR 1 Month Index 0.6654% 7/20/41 (e)(o)(q)		63,876	4,874
Series 2013-149 Class MA, 2.5% 5/20/40		505,483	486,023
Series 2013-H04 Class BA, 1.65% 2/20/63 (n)		160	143
Series 2014-105 Class SN, 5.980% - CME Term SOFR 1 Month Index 0.6654% 12/20/34 (e)(o)(q)		12,204	825
Series 2014-60 Class W, 4.1201% 2/20/29 (e)		5,375	5,269
Series 2015-H02 Class HA, 2.5% 1/20/65		19,107	18,652
Series 2015-H13 Class HA, 2.5% 8/20/64 (n)		3,442	3,280
Series 2017-H06 Class FA, U.S. TREASURY 1 YEAR INDEX + 0.350% 5.36% 8/20/66 (e)(g)(n)		500,961	498,469
Series 2017-H08 Class XI, 1.3716% 3/20/67 (e)(o)		323,307	13,616
Series 2017-H11 Class XI, 1.5762% 5/20/67 (e)(o)		848,843	33,267
Series 2017-H14:
Class AI, 0.999% 6/20/67 (e)(o)		420,886	23,232
Class XI, 0.4564% 6/20/67 (e)(o)		337,656	11,054
Series 2017-H24 Class FQ, CME TERM SOFR 12 MONTH INDEX + 0.910% 6.3088% 11/20/67 (e)(g)		711,193	714,820
Series 2021-125 Class HA, 1.5% 4/20/51		778,253	647,702
Series 2021-155 Class PD, 1.25% 9/20/51		799,137	666,466
Series 2021-175 Class PB, 1% 3/20/50		333,193	250,104
Series 2021-215 Class LG, 1.75% 12/20/51		1,172,781	938,163
Series 2022-85 Class IK, 3% 5/20/51 (o)		321,463	52,362
target amortization class Series 2004-90 Class SI, 5.980% - CME Term SOFR 1 Month Index 0.6654% 10/20/34 (e)(o)(q)		5,160	299
United States Department of Veterans Affairs guaranteed REMIC pass thru certificates:
sequential payer Series 1998-1 Class 2E, 7% 3/15/28		6,352	6,325
Series 1996-2 Class 1Z, 6.75% 6/15/26		1,441	1,452
Series 1999-1 Class 2Z, 6.5% 1/15/29		1,020	1,023
TOTAL U.S. GOVERNMENT AGENCY			172,382,576
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $453,473,975)			437,621,986

Commercial Mortgage Securities - 2.4%
		Principal Amount (a)	Value ($)
20 Times Square Trust 2018-20Ts Series 2018-20TS Class F, 3.0999% 5/15/35 (b)(e)		3,016,196	2,305,149
280 Park Avenue Mortgage Trust floater Series 2017-280P Class E, CME Term SOFR 1 Month Index + 2.410% 7.7389% 9/15/34 (b)(g)		154,796	142,703
3650R Commercial Mortgage Trust sequential payer Series 2021-PF1:
Class A4, 2.253% 11/15/54		4,200,000	3,402,667
Class A5, 2.522% 11/15/54		1,000,000	809,789
Acre Commercial Mtg 2021-Florida4 Ltd. / A floater Series 2021-FL4 Class C, CME Term SOFR 1 Month Index + 1.860% 7.1846% 12/18/37 (b)(e)(g)		263,000	253,537
Americold Realty Trust floater Series 2020-ICE5 Class F, CME Term SOFR 1 Month Index + 3.600% 8.927% 11/15/37 (b)(e)(g)		688,093	686,588
Arbor Multifamily Mortgage Securities Trust sequential payer:
Series 2021-MF2 Class A4, 2.2515% 6/15/54 (b)		9,500,000	7,820,270
Series 2021-MF3 Class A5, 2.5747% 10/15/54 (b)		1,000,000	831,822
Areit 2021-Cre5 Trust floater sequential payer Series 2021-CRE5 Class C, CME Term SOFR 1 Month Index + 2.360% 7.685% 11/17/38 (b)(e)(g)		146,000	140,540
Ashford Hospitality Trust floater Series 2018-ASHF Class A, CME Term SOFR 1 Month Index + 1.070% 6.389% 4/15/35 (b)(e)(g)		2,892,924	2,868,515
BAMLL Commercial Mortgage Securities Trust:
floater Series 2022-DKLX:
Class A, CME Term SOFR 1 Month Index + 1.150% 6.467% 1/15/39 (b)(e)(g)		4,172,000	4,143,318
Class B, CME Term SOFR 1 Month Index + 1.550% 6.867% 1/15/39 (b)(e)(g)		789,000	779,877
Class C, CME Term SOFR 1 Month Index + 2.150% 7.467% 1/15/39 (b)(e)(g)		562,000	554,685
sequential payer Series 2019-BPR:
Class AMP, 3.287% 11/5/32 (b)		6,500,000	6,178,698
Class ANM, 3.112% 11/5/32 (b)		4,963,000	4,466,270
Series 2019-BPR:
Class BNM, 3.465% 11/5/32 (b)		1,113,000	945,954
Class CNM, 3.7186% 11/5/32 (b)(e)		461,000	327,270
Bamll Re-Remic Trust 2014-Frr8 Series 2014-FRR8:
Class A, 1.8168% 11/26/47 (b)(e)		351,063	342,631
Class C, 0% 11/26/47 (b)(e)		2,500,000	2,408,273
BANK:
sequential payer:
Series 2018-BN14 Class A4, 4.231% 9/15/60		7,200,000	6,848,197
Series 2019-BN19 Class A3, 3.183% 8/15/61		292,553	253,513
Series 2019-BN21:
Class A4, 2.6% 10/17/52		4,306,152	3,806,578
Class A5, 2.851% 10/17/52		838,000	728,404
Series 2019-BN23 Class ASB, 2.846% 12/15/52		400,000	372,663
Series 2020-BN28 Class A3, 1.584% 3/15/63		8,912,078	7,288,257
Series 2021-BN31 Class A3, 1.771% 2/15/54		2,000,000	1,616,500
Series 2021-BN32 Class A4, 2.349% 4/15/54		20,000,000	16,808,342
Series 2021-BN33 Class A4, 2.27% 5/15/64		9,000,000	7,452,403
Series 2021-BN35 Class ASB, 2.067% 6/15/64		1,300,000	1,128,116
Series 2020-BN25 Class XB, 0.4392% 1/15/63 (e)(o)		5,200,000	110,426
Series 2021-BN31 Class XB, 0.8668% 2/15/54 (e)(o)		7,000,000	295,448
Series 2021-BN33 Class XA, 1.0514% 5/15/64 (e)(o)		13,401,709	657,358
Series 2021-BN34 Class XB, 0.5171% 6/15/63 (e)(o)		171,794,000	5,022,810
Bank5 2023-5Yr2 sequential payer Series 2023-5YR2 Class A3, 6.656% 7/15/56		15,000,000	15,554,571
Bank5 2023-5Yr4 sequential payer Series 2023-5YR4 Class A3, 6.5% 12/15/56		2,337,157	2,416,846
Bank5 Trust 2024-5Yr6 sequential payer Series 2024-5YR6 Class A3, 6.225% 5/15/57		300,000	308,578
Bayview Commercial Asset Trust floater:
Series 2005-3A Class A2, CME Term SOFR 1 Month Index + 0.710% 5.8394% 11/25/35 (b)(e)(g)		12,567	11,979
Series 2005-4A:
Class A2, CME Term SOFR 1 Month Index + 0.690% 6.0244% 1/25/36 (b)(e)(g)		30,201	28,528
Class M1, CME Term SOFR 1 Month Index + 0.780% 6.1144% 1/25/36 (b)(e)(g)		9,748	9,228
Series 2006-4A Class A2, CME Term SOFR 1 Month Index + 0.510% 5.8444% 12/25/36 (b)(e)(g)		67,239	62,600
Series 2007-1 Class A2, CME Term SOFR 1 Month Index + 0.510% 5.8444% 3/25/37 (b)(e)(g)		15,895	14,889
Series 2007-2A:
Class A1, CME Term SOFR 1 Month Index + 0.380% 5.8444% 7/25/37 (b)(e)(g)		52,277	48,030
Class A2, CME Term SOFR 1 Month Index + 0.430% 5.9194% 7/25/37 (b)(e)(g)		48,945	44,219
Class M1, CME Term SOFR 1 Month Index + 0.480% 5.9944% 7/25/37 (b)(e)(g)		16,660	14,939
Series 2007-3:
Class A2, CME Term SOFR 1 Month Index + 0.540% 5.8744% 7/25/37 (b)(e)(g)		17,650	16,441
Class M1, CME Term SOFR 1 Month Index + 0.570% 5.9044% 7/25/37 (b)(e)(g)		9,354	8,680
Class M2, CME Term SOFR 1 Month Index + 0.620% 5.9494% 7/25/37 (b)(e)(g)		10,004	9,199
Class M3, CME Term SOFR 1 Month Index + 0.660% 5.9944% 7/25/37 (b)(e)(g)		16,023	14,566
Class M4, CME Term SOFR 1 Month Index + 0.860% 6.1894% 7/25/37 (b)(e)(g)		25,296	23,006
Class M5, CME Term SOFR 1 Month Index + 1.010% 6.3394% 7/25/37 (b)(e)(g)		14,002	15,623
BB-UBS Trust:
sequential payer Series 2012-SHOW Class A, 3.4302% 11/5/36 (b)		407,000	395,349
Series 2012-SHOW Class E, 4.026% 11/5/36 (b)(e)		437,000	388,219
Bbccre Trust 2015-Gtp sequential payer Series 2015-GTP Class A, 3.966% 8/10/33 (b)		274,000	263,757
Bbcms 2018-Tall Mtg Trust floater Series 2018-TALL Class A, CME Term SOFR 1 Month Index + 0.870% 6.236% 3/15/37 (b)(e)(g)		387,000	368,663
BBCMS Mortgage Trust:
sequential payer:
Series 2019-C4 Class A4, 2.661% 8/15/52		3,867,233	3,475,821
Series 2021-C9 Class A4, 2.021% 2/15/54		10,000,000	8,199,892
Series 2023-C21 Class A3, 6.2964% 9/15/56 (e)		1,600,000	1,668,136
Series 2016-ETC Class E, 3.6089% 8/14/36 (b)(e)		4,500,000	3,634,508
Bbcms Mtg Trust 2024-5C25 sequential payer Series 2024-5C25 Class A3, 5.946% 3/15/57		2,900,000	2,949,808
Benchmark Commercial Mortgage Trust Series 2018-B3 Class A3, 3.746% 4/10/51		1,700,000	1,660,124
Benchmark Mortgage Trust:
sequential payer:
Series 2018 B2 Class A4, 3.6147% 2/15/51		3,500,000	3,295,908
Series 2018-B4 Class A5, 4.121% 7/15/51		949,000	898,865
Series 2019-B10 Class A4, 3.717% 3/15/62		1,673,000	1,547,670
Series 2019-B13 Class A4, 2.952% 8/15/57		7,629,000	6,742,525
Series 2020-B16 Class A4, 2.483% 2/15/53		3,200,000	2,762,421
Series 2020-B18 Class A4, 1.672% 7/15/53		10,000,000	8,146,724
Series 2020-B19:
Class A3, 1.787% 9/15/53		5,800,000	5,185,939
Class A4, 1.546% 9/15/53		12,500,000	10,247,835
Series 2020-B22 Class A4, 1.685% 1/15/54		3,175,000	2,584,944
Series 2021-B23 Class A4A1, 1.823% 2/15/54		2,000,000	1,578,267
Series 2021-B24 Class A4, 2.2638% 3/15/54		17,600,000	14,487,871
Series 2021-B26 Class A4, 2.295% 6/15/54		8,800,000	7,225,306
Series 2023-C5 Class A2, 6.5176% 6/15/56		8,500,000	8,665,823
Series 2023-V2 Class A3, 5.8118% 5/15/55		13,000,000	13,098,608
Series 2024-V6 Class A3, 5.9255% 3/15/29		1,900,000	1,931,393
Series 2019-B12 Class XA, 1.0238% 8/15/52 (e)(o)		38,273,645	1,215,686
Series 2019-B14 Class XA, 0.7684% 12/15/62 (e)(o)		22,524,590	536,520
BHMS floater Series 2018-ATLS Class A, CME Term SOFR 1 Month Index + 1.290% 6.8638% 7/15/35 (b)(e)(g)		6,591,821	6,591,777
BLOX Trust floater sequential payer Series 2021-BLOX Class A, CME Term SOFR 1 Month Index + 0.860% 6.1815% 9/15/26 (b)(e)(g)		8,921,000	8,644,419
BLP Commercial Mortgage Trust:
floater sequential payer Series 2023-IND Class A, CME Term SOFR 1 Month Index + 1.690% 7.0088% 3/15/40 (b)(e)(g)		500,000	500,938
sequential payer Series 2024-IND2 Class A, CME Term SOFR 1 Month Index + 1.340% 6.6589% 3/15/41 (b)(e)(g)		2,900,000	2,901,814
Bmd2 Re-Remic Trust 2019-Frr1:
floater Series 2019-FRR1:
Class 1A1, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 2.610% 7.9445% 5/25/52 (b)(e)(g)		85,920	85,904
Class 1A5, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 4.310% 9.6445% 5/25/52 (b)(e)(g)		47,459	47,022
Series 2019-FRR1 Class 5B13, 2.1929% 5/25/52 (b)(e)		4,000,000	2,941,230
BMO Mortgage Trust sequential payer:
Series 2022-C1 Class A4, 3.119% 2/17/55		6,200,000	5,354,507
Series 2023-5C1 Class A3, 6.534% 8/15/56		12,500,000	12,914,861
BMP floater Series 2024-MF23:
Class B, CME Term SOFR 1 Month Index + 1.640% 7.0614% 6/15/41 (b)(e)(g)		1,590,000	1,586,522
Class C, CME Term SOFR 1 Month Index + 1.840% 7.2611% 6/15/41 (b)(e)(g)		1,060,000	1,057,680
BPR Trust floater Series 2022-OANA:
Class A, CME Term SOFR 1 Month Index + 1.890% 7.2148% 4/15/37 (b)(e)(g)		15,784,000	15,872,785
Class B, CME Term SOFR 1 Month Index + 2.440% 7.7638% 4/15/37 (b)(e)(g)		4,626,000	4,643,348
Brookfield floater Series 2024-MF23:
Class A, CME Term SOFR 1 Month Index + 1.370% 6.8118% 6/15/41 (b)(e)(g)		3,750,000	3,742,958
Class E, CME Term SOFR 1 Month Index + 3.380% 0% 6/15/41 (b)(e)(g)		124,000	123,729
Bsst 2021-Sscp Mtg Trust floater Series 2021-SSCP:
Class A, CME Term SOFR 1 Month Index + 0.860% 6.1815% 4/15/36 (b)(e)(g)		1,353,697	1,342,275
Class E, CME Term SOFR 1 Month Index + 2.210% 7.5315% 4/15/36 (b)(e)(g)		83,883	80,729
Bway 2013-1515 Mtg Trust Series 2013-1515 Class F, 3.927% 3/10/33 (b)(e)		146,276	125,744
Bx 2024 Vlt4 floater Series 2024-VLT4 Class E, 8.519% 7/15/29 (b)(e)		150,000	149,625
Bx 2024-Palm floater sequential payer Series 2024-PALM Class A, CME Term SOFR 1 Month Index + 1.540% 6.841% 6/15/37 (e)(g)		700,000	698,238
BX Commercial Mortgage Trust:
floater:
Series 2019-IMC:
Class B, CME Term SOFR 1 Month Index + 1.340% 6.6633% 4/15/34 (b)(e)(g)		4,464,000	4,408,398
Class C, CME Term SOFR 1 Month Index + 1.640% 6.9633% 4/15/34 (b)(e)(g)		2,952,000	2,900,522
Class D, CME Term SOFR 1 Month Index + 1.940% 7.2633% 4/15/34 (b)(e)(g)		3,099,000	3,037,238
Series 2021-BXMF Class A, CME Term SOFR 1 Month Index + 0.750% 6.0674% 10/15/26 (b)(e)(g)		2,064,623	2,043,987
Series 2021-CIP Class E, CME Term SOFR 1 Month Index + 2.930% 8.2515% 12/15/38 (b)(e)(g)		10,350,000	10,207,688
Series 2021-LBA Class AJV, CME Term SOFR 1 Month Index + 0.910% 6.2315% 2/15/36 (b)(e)(g)		1,559,000	1,552,955
Series 2021-PAC:
Class A, CME Term SOFR 1 Month Index + 0.800% 6.1206% 10/15/36 (b)(e)(g)		8,126,000	8,044,740
Class B, CME Term SOFR 1 Month Index + 1.010% 6.3303% 10/15/36 (b)(e)(g)		1,201,000	1,182,985
Class C, CME Term SOFR 1 Month Index + 1.210% 6.5301% 10/15/36 (b)(e)(g)		1,607,000	1,579,882
Class D, CME Term SOFR 1 Month Index + 1.410% 6.7298% 10/15/36 (b)(e)(g)		1,560,000	1,531,725
Class E, CME Term SOFR 1 Month Index + 2.060% 7.379% 10/15/36 (b)(e)(g)		5,425,000	5,343,625
Series 2021-SOAR Class F, CME Term SOFR 1 Month Index + 2.460% 7.7815% 6/15/38 (b)(e)(g)		3,506,951	3,476,265
Series 2021-VINO Class A, CME Term SOFR 1 Month Index + 0.760% 6.0838% 5/15/38 (b)(e)(g)		3,748,944	3,720,827
Series 2022-CSMO Class B, CME Term SOFR 1 Month Index + 3.140% 8.4575% 6/15/27 (b)(e)(g)		5,318,800	5,338,746
Series 2022-IND Class A, CME Term SOFR 1 Month Index + 1.490% 6.8078% 4/15/37 (b)(e)(g)		5,787,836	5,786,028
Series 2023-XL3:
Class A, CME Term SOFR 1 Month Index + 1.760% 7.0782% 12/9/40 (b)(e)(g)		5,127,000	5,157,442
Class B, CME Term SOFR 1 Month Index + 2.190% 7.5076% 12/9/40 (b)(e)(g)		996,000	1,001,603
Class C, CME Term SOFR 1 Month Index + 2.640% 7.9569% 12/9/40 (b)(e)(g)		540,000	544,050
Class D, CME Term SOFR 1 Month Index + 3.580% 8.9056% 12/9/40 (b)(e)(g)		300,000	302,156
Series 2024-MF:
Class A, CME Term SOFR 1 Month Index + 1.440% 6.7584% 2/15/39 (b)(e)(g)		130,000	130,203
Class E, CME Term SOFR 1 Month Index + 3.730% 9.0551% 2/15/39 (b)(e)(g)		174,000	174,306
floater sequential payer:
Series 2019-CALM Class A, CME Term SOFR 1 Month Index + 0.990% 6.3075% 11/15/32 (b)(e)(g)		2,389,891	2,387,650
Series 2019-IMC Class A, CME Term SOFR 1 Month Index + 1.040% 6.3633% 4/15/34 (b)(e)(g)		3,532,346	3,501,548
Series 2020-VKNG Class A, CME Term SOFR 1 Month Index + 1.040% 6.3615% 10/15/37 (b)(e)(g)		964,700	962,288
Series 2024-XL5 Class A, CME Term SOFR 1 Month Index + 1.390% 6.7084% 3/15/41 (b)(e)(g)		15,477,019	15,486,702
sequential payer Series 2023-VLT3 Class A, CME Term SOFR 1 Month Index + 1.940% 7.2568% 11/15/28 (b)(e)(g)		550,000	551,376
BX Commercial Mortgage Trust 2024-Xl4:
floater:
Series 2024-XL4:
Class B, CME Term SOFR 1 Month Index + 1.790% 7.1083% 2/15/39 (b)(e)(g)		844,108	843,844
Class D, CME Term SOFR 1 Month Index + 3.130% 8.4564% 2/15/39 (b)(e)(g)		384,133	384,733
Class E, CME Term SOFR 1 Month Index + 4.180% 9.5049% 2/15/39 (b)(e)(g)		206,841	207,131
Series 2024-XL5:
Class B, CME Term SOFR 1 Month Index + 1.690% 7.008% 3/15/41 (b)(e)(g)		2,613,227	2,609,958
Class C, CME Term SOFR 1 Month Index + 1.940% 7.2576% 3/15/41 (b)(e)(g)		3,469,599	3,468,515
floater sequential payer Series 2024-XL4 Class A, CME Term SOFR 1 Month Index + 1.440% 6.7588% 2/15/39 (b)(e)(g)		6,919,323	6,930,134
BX Commercial Mtg Trust floater Series 2024-MDHS Class A, 6.8415% 5/15/41 (b)(e)		9,566,000	9,577,958
Bx Commercial Mtg Trust 2024-King floater Series 2024-KING Class A, CME Term SOFR 1 Month Index + 1.540% 6.841% 5/15/34 (b)(e)(g)		170,000	170,155
BX Trust:
floater:
Series 2021-ARIA Class A, CME Term SOFR 1 Month Index + 1.010% 6.3306% 10/15/36 (b)(e)(g)		697,000	690,904
Series 2021-MFM1:
Class E, CME Term SOFR 1 Month Index + 2.360% 7.6815% 1/15/34 (b)(e)(g)		72,855	71,945
Class F, CME Term SOFR 1 Month Index + 3.110% 8.4315% 1/15/34 (b)(e)(g)		44,834	44,160
Series 2021-VIEW Class F, CME Term SOFR 1 Month Index + 4.040% 9.3615% 6/15/36 (b)(e)(g)		61,000	53,685
Series 2022-GPA:
Class A, CME Term SOFR 1 Month Index + 2.160% 7.4818% 8/15/39 (b)(e)(g)		4,171,339	4,189,589
Class B, CME Term SOFR 1 Month Index + 2.660% 7.9808% 8/15/41 (b)(e)(g)		492,717	494,564
Series 2022-IND:
Class B, CME Term SOFR 1 Month Index + 1.940% 7.2568% 4/15/37 (b)(e)(g)		2,950,967	2,950,967
Class C, CME Term SOFR 1 Month Index + 2.290% 7.6068% 4/15/37 (b)(e)(g)		666,061	665,852
Class D, CME Term SOFR 1 Month Index + 2.830% 8.1558% 4/15/37 (b)(e)(g)		557,150	558,001
Series 2024-CNYN:
Class A, CME Term SOFR 1 Month Index + 1.440% 6.7586% 4/15/29 (b)(e)(g)		10,383,000	10,389,489
Class B, CME Term SOFR 1 Month Index + 1.690% 7.0083% 4/15/29 (b)(e)(g)		1,626,000	1,625,492
Class C, CME Term SOFR 1 Month Index + 1.940% 7.2579% 4/15/29 (b)(e)(g)		1,350,000	1,349,578
Class D, CME Term SOFR 1 Month Index + 2.690% 8.0069% 4/15/29 (b)(e)(g)		139,000	139,087
Class E, CME Term SOFR 1 Month Index + 3.680% 9.0054% 4/15/29 (b)(e)(g)		147,000	147,408
Series 2024-PAT:
Class A, CME Term SOFR 1 Month Index + 2.090% 7.4068% 3/15/41 (b)(e)(f)(g)		150,000	149,906
Class C, CME Term SOFR 1 Month Index + 4.430% 9.7558% 3/15/41 (b)(e)(g)		321,000	322,801
Class D, CME Term SOFR 1 Month Index + 5.380% 10.7058% 3/15/41 (b)(e)(g)		155,000	155,478
Series 2024-VLT4 Class F, CME Term SOFR 1 Month Index + 3.930% 9.2679% 7/15/29 (b)(e)(g)		390,000	389,025
floater sequential payer:
Series 2021-MFM1 Class A, CME Term SOFR 1 Month Index + 0.810% 6.1315% 1/15/34 (b)(e)(g)		2,729,425	2,715,840
Series 2024-VLT4 Class A, CME Term SOFR 1 Month Index + 1.490% 0% 7/15/29 (e)(g)		870,000	867,825
Bx Trust 2023-Delc floater sequential payer Series 2023-DELC Class A, CME Term SOFR 1 Month Index + 2.690% 8.0068% 5/15/38 (b)(e)(g)		1,150,000	1,165,560
BXMT, Ltd. floater Series 2020-FL3 Class A, CME Term SOFR 1 Month Index + 1.510% 6.835% 11/15/37 (b)(g)		3,014,438	2,943,924
BXSC Commercial Mortgage Trust floater Series 2022-WSS Class D, CME Term SOFR 1 Month Index + 3.180% 8.505% 3/15/35 (b)(e)(g)		8,167,000	8,085,330
CAMB Commercial Mortgage Trust floater Series 2019-LIFE Class A, CME Term SOFR 1 Month Index + 1.360% 6.684% 12/15/37 (b)(e)(g)		3,800,000	3,801,492
Camb Commercial Mortgage Trust sequential payer Series 2021-CX2 Class A, 2.7% 11/10/46 (b)		4,000,000	3,247,782
CD Commercial Mortgage Trust Series 2017-CD6 Class A3, 3.104% 11/13/50		2,500,000	2,351,197
CD Mortgage Trust sequential payer Series 2017-CD5:
Class A3, 3.171% 8/15/50		2,700,000	2,508,219
Class A4, 3.431% 8/15/50		1,000,000	930,134
Cent Trust 2023-City floater sequential payer Series 2023-CITY Class A, CME Term SOFR 1 Month Index + 2.620% 7.9368% 9/15/38 (b)(e)(g)		733,100	738,598
CF Hippolyta Issuer LLC sequential payer:
Series 2020-1:
Class A1, 1.69% 7/15/60 (b)		16,578,699	15,636,631
Class A2, 1.99% 7/15/60 (b)		6,495,485	5,593,648
Series 2021-1A Class A1, 1.53% 3/15/61 (b)		8,434,906	7,678,828
CF Mortgage Trust sequential payer Series 2019-CF2 Class A4, 2.6236% 11/15/52		850,000	744,307
CFCRE Commercial Mortgage Trust Series 2011-C2 Class D, 5.2492% 12/15/47 (b)(e)		81,243	75,190
CFCRE Mortgage Trust sequential payer Series 2016-C6 Class A2, 2.95% 11/10/49		923,168	874,397
Cfmt 2021-Frr1 Trust:
sequential payer Series 2021-FRR1 Class AK99, 0% 9/29/29 (b)		5,353,696	3,616,652
Series 2021-FRR1:
Class BK54, 0% 2/28/26 (b)		659,122	572,056
Class BK58, 2.4339% 9/29/29 (b)(e)		327,366	278,696
Class BK98, 0% 8/29/29 (b)		368,616	240,398
Class BK99, 0% 9/29/29 (b)		447,606	262,480
Class CK45, 1.3297% 2/28/25 (b)(e)		384,122	360,094
Class CK54, 0% 2/28/26 (b)		204,787	173,824
Class CKW1, 0% 1/29/26 (b)		263,297	229,455
Class DK45, 0% 2/28/25 (b)		321,808	295,410
Cgms Commercial Mortgage Trust sequential payer Series 2017-B1 Class A3, 3.197% 8/15/50		870,882	815,476
Citigroup Commercial Mortgage Trust:
sequential payer:
Series 2015-GC33 Class A3, 3.515% 9/10/58		1,551,420	1,515,156
Series 2016-GC37 Class A3, 3.05% 4/10/49		2,190,826	2,114,059
Series 2014-GC25 Class A/S, 4.017% 10/10/47		1,183,000	1,172,534
Series 2015-GC27 Class A5, 3.137% 2/10/48		500,000	493,755
Series 2015-GC29 Class XA, 1.0098% 4/10/48 (e)(o)		28,013,071	143,808
Series 2015-GC33:
Class AAB, 3.522% 9/10/58		274,802	270,765
Class XA, 0.8666% 9/10/58 (e)(o)		16,694,926	134,663
Series 2016-C2 Class A3, 2.575% 8/10/49		2,705,173	2,555,234
Series 2016-GC36 Class A4, 3.349% 2/10/49		2,500,000	2,391,953
Series 2016-P6 Class XA, 0.5536% 12/10/49 (e)(o)		12,284,530	134,636
COMM Mortgage Trust:
sequential payer:
Series 2013-300P Class A1, 4.353% 8/10/30 (b)		500,000	465,625
Series 2014-CR18 Class A5, 3.828% 7/15/47		513,168	511,836
Series 2015 LC19 Class A3, 2.922% 2/10/48		5,576,268	5,519,535
Series 2015-CR22 Class A4, 3.048% 3/10/48		5,265,000	5,178,025
Series 2015-CR24 Class A5, 3.696% 8/10/48		234,981	229,126
Series 2015-CR25 Class A4, 3.759% 8/10/48		200,574	195,643
Series 2016-COR1 Class A3, 2.826% 10/10/49		7,520,414	7,087,426
Series 2014-CR17 Class XA, 0.7116% 5/10/47 (e)(o)		4,019,685	40
Series 2014-CR20 Class XA, 0.9184% 11/10/47 (e)(o)		15,001,914	722
Series 2014-LC17 Class XA, 0.6416% 10/10/47 (e)(o)		26,610,979	266
Series 2014-UBS6:
Class A5, 3.644% 12/10/47		3,900,000	3,847,245
Class XA, 0.8128% 12/10/47 (e)(o)		8,349,577	4,649
Series 2015-CR24 Class A4, 3.432% 8/10/48		906,253	888,826
Series 2015-PC1 Class A4, 3.62% 7/10/50		489,065	483,482
Series 2020-CMB Class D, 3.6327% 2/10/37 (b)(e)		255,983	245,734
COMM Trust sequential payer Series 2017-COR2:
Class A3, 3.51% 9/10/50		11,380,000	10,528,157
Class ASB, 3.317% 9/10/50		789,929	761,429
Communication 2018-Home Mortgage Trust sequential payer Series 2018-HOME Class A, 3.8151% 4/10/33 (b)(e)		699,201	638,777
Computershare Corporate Trust Series 2018-C48 Class A5, 4.302% 1/15/52		3,181,000	3,025,090
Credit Suisse Mortgage Trust:
floater Series 2022-NWPT Class A, CME Term SOFR 1 Month Index + 3.140% 8.4598% 9/9/24 (b)(e)(g)		282,000	282,352
sequential payer Series 2020-NET Class A, 2.2569% 8/15/37 (b)		2,162,213	2,035,765
Series 2020-NET Class B, 2.8159% 8/15/37 (b)		500,000	468,614
CSAIL Commercial Mortgage Trust:
sequential payer:
Series 2015-C3 Class A4, 3.7182% 8/15/48		359,957	350,429
Series 2021-C20 Class A2, 2.4862% 3/15/54		15,128,091	12,909,205
Series 2016-C7 Class A4, 3.21% 11/15/49		3,186,022	3,053,981
Csmc 2021-Adv floater Series 2021-ADV Class A, CME Term SOFR 1 Month Index + 1.510% 6.8315% 7/15/38 (b)(e)(g)		500,000	452,656
Csmc 2021-Bhar floater Series 2021-BHAR Class A, CME Term SOFR 1 Month Index + 1.260% 6.5815% 11/15/38 (b)(e)(g)		1,000,000	995,938
CSMC Commercial Mortgage Trust sequential payer Series 2016-NXSR Class A4, 3.7948% 12/15/49		2,000,000	1,907,823
CSMC Trust:
sequential payer Series 2014-U.S.A. Class A2, 3.953% 9/15/37 (b)		5,001,000	4,422,987
Series 2014-U.S.A. Class D, 4.3733% 9/15/37 (b)		3,944,000	2,947,201
DBJPM Mortgage Trust sequential payer Series 2017-C6 Class A3, 3.269% 6/10/50		968,508	963,136
Dbsg 2024-Alta Mtg Trust sequential payer Series 2024-ALTA Class A, 6.1438% 6/10/37 (b)(e)		121,211	120,929
Dbwf 2016-85T Mortgage Trust sequential payer Series 2016-85T Class A, 3.791% 12/10/36 (b)		665,000	594,776
District of Columbia Trust 2024-Hltn:
sequential payer Series 2024-HLTN Class A, 5.727% 4/13/28 (b)(e)		30,000	29,646
Series 2024-HLTN Class F, 10.305% 4/13/28 (b)(e)		88,000	87,437
Dk Trust 2024-Spbx:
floater Series 2024-SPBX Class E, CME Term SOFR 1 Month Index + 4.000% 9.3168% 3/15/34 (b)(e)(g)		559,000	558,653
floater sequential payer Series 2024-SPBX Class A, CME Term SOFR 1 Month Index + 1.500% 6.8168% 3/15/34 (b)(e)(g)		197,000	197,000
DOLP Trust sequential payer Series 2021-NYC Class A, 2.956% 5/10/41 (b)		8,810,000	7,303,824
DTP Commercial Mortgage Trust 2023-Ste2 sequential payer Series 2023-STE2 Class A, 5.8433% 1/15/41 (b)(e)		1,352,000	1,345,686
Elm Trust 2024-Elm:
sequential payer Series 2024-ELM:
Class A10, 5.8009% 6/10/27 (b)(e)		460,000	460,000
Class A15, 5.8009% 6/10/27 (b)(e)		460,000	460,000
Series 2024-ELM:
Class E10, 7.786% 6/10/27 (b)(e)		514,000	514,000
Class XP10, 0% 6/10/27 (b)(e)(o)		2,414,000	10,622
Class XP15, 1.5612% 6/10/27 (b)(e)(o)		2,185,000	63,584
ELP Commercial Mortgage Trust floater Series 2021-ELP:
Class A, CME Term SOFR 1 Month Index + 0.810% 6.1325% 11/15/38 (b)(e)(g)		10,967,234	10,878,124
Class B, CME Term SOFR 1 Month Index + 1.230% 6.5517% 11/15/38 (b)(e)(g)		973,866	966,565
Class F, CME Term SOFR 1 Month Index + 2.780% 8.0985% 11/15/38 (b)(e)(g)		998,837	992,595
Extended Stay America Trust floater Series 2021-ESH:
Class A, CME Term SOFR 1 Month Index + 1.190% 6.5115% 7/15/38 (b)(e)(g)		2,783,734	2,781,722
Class A1, CME Term SOFR 1 Month Index + 1.190% 6.5115% 7/15/38 (b)(e)(g)		182,600	182,546
Class B, CME Term SOFR 1 Month Index + 1.490% 6.8115% 7/15/38 (b)(e)(g)		1,921,863	1,919,468
Class C, CME Term SOFR 1 Month Index + 1.810% 7.1315% 7/15/38 (b)(e)(g)		1,416,974	1,415,203
Class D, CME Term SOFR 1 Month Index + 2.360% 7.6815% 7/15/38 (b)(e)(g)		2,863,164	2,862,270
Class F, CME Term SOFR 1 Month Index + 3.810% 9.1315% 7/15/38 (b)(e)(g)		1,007,951	1,009,211
Fannie Mae:
sequential payer:
Series 2014-M13 Class A2, 3.021% 8/25/24		102,335	101,665
Series 2015-M1 Class A2, 2.532% 9/25/24		234,958	232,504
Series 2015-M10 Class A2, 3.092% 4/25/27		163,181	155,378
Series 2015-M13 Class A2, 2.6995% 6/25/25 (e)		35,145	34,148
Series 2015-M7 Class A2, 2.59% 12/25/24		209,016	205,502
Series 2016-M6 Class A2, 2.488% 5/25/26		209,940	199,293
Series 2016-M7 Class A2, 2.4994% 9/25/26		161,136	152,555
Series 2017-M3 Class A2, 2.4648% 12/25/26 (e)		364,777	342,020
Series 2017-M5 Class A2, 2.993% 4/25/29 (e)		508,083	468,470
Series 2017-M8 Class A2, 3.061% 5/25/27		230,862	218,717
Series 2018-M10 Class A2, 3.3571% 7/25/28 (e)		608,139	574,356
Series 2018-M2 Class A2, 2.9054% 1/25/28 (e)		783,147	733,169
Series 2018-M4 Class A2, 3.0643% 3/25/28 (e)		249,116	233,416
Series 2018-M7 Class A2, 3.032% 3/25/28 (e)		800,019	750,632
Series 2019-M1 Class A2, 3.5467% 9/25/28 (e)		1,448,617	1,376,586
Series 2019-M12 Class A2, 2.885% 6/25/29 (e)		797,907	727,051
Series 2019-M7 Class A2, 3.143% 4/25/29		471,478	434,772
Series 2020-M38 Class 2A1, 1.594% 11/25/28		160,149	141,459
Series 2020-M50 Class A2, 1.2% 10/25/30		155,106	139,413
Series 2022-M2S Class A2, 3.7507% 8/25/32 (e)		412,499	378,742
Series 2015-M5 Class A1, 2.8643% 3/25/25 (e)		376,916	369,090
Series 2017-M1 Class A2, 2.4166% 10/25/26 (e)		221,922	208,762
Series 2017-T1 Class A, 2.898% 6/25/27		2,886,165	2,700,738
Series 2018-M14 Class A2, 3.5813% 8/25/28 (e)		1,007,195	954,202
Series 2018-M3 Class A2, 3.0688% 2/25/30 (e)		1,002,341	913,921
Series 2020-M38 Class X2, 1.9786% 11/25/28 (e)(o)		1,051,106	59,631
Series 2020-M50 Class X1, 1.8204% 10/25/30 (e)(o)		2,356,296	148,978
Series 2022-M10 Class A2, 1.9378% 1/25/32 (e)		9,000,000	7,249,108
Freddie Mac:
sequential payer:
Series 2015-K049 Class A2, 3.01% 7/25/25		599,588	584,154
Series 2016-K054 Class A2, 2.745% 1/25/26		4,968,992	4,779,058
Series 2016-K152 Class A2, 3.08% 1/25/31		258,704	231,640
Series 2016-KS06 Class A2, 2.72% 7/25/26		294,893	281,605
Series 2017-K070 Class A2, 3.303% 11/25/27		176,848	167,485
Series 2017-KJ17 Class A2, 2.982% 11/25/25		189,024	185,555
Series 2018-W5FX Class AFX, 3.214% 4/25/28 (e)		289,920	270,185
Series 2019-KJ26 Class A2, 2.606% 7/25/27		419,701	400,503
Series 2019-KS11 Class AFX2, 2.654% 6/25/29		1,462,765	1,315,710
Series 2020-1515 Class A2, 1.94% 2/25/35		1,053,190	789,851
Series 2022-K142 Class AM, 2.4% 3/25/32		643,616	536,960
Series 2022-K145 Class A2, 2.58% 5/25/32		546,050	461,720
Series 2022-K146:
Class A2, 2.92% 6/25/32		394,946	342,360
Class AM, 2.92% 6/25/54		380,318	328,214
Series 2023-K-153 Class A2, 3.82% 12/25/32		731,382	673,823
Series 2023-K751 Class A2, 4.412% 3/25/30		3,057,000	2,973,850
Series 2023-KJ48 Class A2, 5.028% 10/25/31		96,000	95,440
Series 2024-K517 Class A2, 5.355% 1/25/29		9,600,000	9,728,593
Series K065 Class A2, 3.243% 4/25/27		194,050	184,650
Series 2019-K095 Class X1, 0.9496% 6/25/29 (e)(o)		13,805,805	535,201
Series 2019-KC03 Class X1, 0.4698% 11/25/24 (e)		50,436,605	98,588
Series 2019-KL05 Class X1P, 0.8924% 6/25/29 (e)(o)		5,143,082	198,419
Series 2020-K106 Class X1, 1.3175% 1/25/30 (e)(o)		57,400,114	3,434,565
Series 2020-KX04 Class XFX, 1.6744% 1/25/34 (e)(o)		4,947,342	257,811
Series 2020-Q014 Class X, 2.7834% 10/25/55 (e)(o)		641,086	96,907
Series 2021-1520 Class X3, 3.0928% 4/25/39 (e)(o)		130,186	31,311
Series 2021-K128 Class X3, 2.7813% 4/25/31 (e)(o)		375,930	54,503
Series 2021-K741 Class X1, 0.5651% 12/25/27 (e)(o)		139,772,961	2,321,447
Series K047 Class A2, 3.329% 5/25/25		8,066,767	7,906,118
Freddie Mac Mscr Trust Mn7 floater Series 2023-MN7 Class M2, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 5.700% 11.0237% 9/25/43 (b)(e)(g)		1,030,000	1,127,168
Freddie Mac Multifamily Struct floater Series 2021-MN1 Class M2, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 3.750% 9.0737% 1/25/51 (b)(e)(g)		893,281	897,224
Fremf 17-K68 Mortgage Trust Series 2017-K68 Class B, 3.8414% 10/25/49 (b)(e)		275,672	260,156
Fremf 2014-K40 Mtg Trust Series 2014-K40 Class C, 4.0503% 11/25/47 (b)(e)		249,898	247,370
Fremf 2015-K45 Mtg Trust Series 2015-K45 Class B, 3.6002% 4/25/48 (b)(e)		260,957	256,429
Fremf 2015-K46 Mtg Trust Series 2015-K46 Class C, 3.6976% 4/25/48 (b)(e)		103,710	101,315
Fremf 2015-K48 Mtg Trust Series 2015-K48:
Class B, 3.6461% 8/25/48 (b)(e)		470,571	458,683
Class C, 3.6461% 8/25/48 (b)(e)		515,000	499,943
Fremf 2015-K51 Mtg Trust Series 2015-K51 Class B, 3.9506% 10/25/48 (b)(e)		80,452	78,340
Fremf 2016-K55 Mortgage Trust Series 2016-K55 Class B, 4.168% 4/25/49 (b)(e)		292,553	282,951
Fremf 2016-K56 Mortgage Trust Series 2016-K56 Class B, 3.9513% 6/25/49 (b)(e)		103,827	100,154
Fremf 2016-K58 Mortgage Trust Series 2016-K58 Class C, 3.7373% 9/25/49 (b)(e)		1,090,000	1,031,753
Fremf 2016-K59 Mtg Trust Series 2016-K59 Class B, 3.58% 11/25/49 (b)(e)		137,909	131,304
Fremf 2017-K61 Mortgage Trust Series 2017-K61 Class C, 3.6951% 12/25/49 (b)(e)		156,369	147,114
Fremf 2017-K63 Mortgage Trust Series 2017-K63:
Class B, 3.8785% 2/25/50 (b)(e)		347,991	331,172
Class C, 3.8785% 2/25/50 (b)(e)		146,276	138,016
Fremf 2017-K727 Mortgage Trust Series 2017-K727 Class C, 3.7613% 7/25/24 (b)(e)		93,616	92,974
Fremf 2017-Kl1P Mortgage Trust Series 2017-KL1P Class BP, 3.3682% 10/25/25 (b)(e)		388,576	363,198
Fremf 2018-K733 Mtg Trust Series 2018-K733 Class B, 4.0671% 9/25/25 (b)(e)		384,000	373,762
Fremf 2018-K74 Mortgage Trust Series 2018-K74 Class B, 4.094% 2/25/51 (b)(e)		292,553	276,311
Fremf 2018-K85 Mortgage Trust Series 2018-K85 Class C, 4.3201% 12/25/50 (b)(e)		1,000,000	933,816
Fremf 2018-Kbx1 Mtg Trust Series 2018-KBX1 Class C, 3.6066% 1/25/26 (b)(e)		219,414	191,472
Fremf 2018-Khg1 Mortgage Trust Series 2018-KHG1 Class C, 3.8233% 12/25/27 (b)(e)		971,831	865,127
Fremf 2018-Kl02 Mtg Trust Series 2018-KL2B Class CB, 3.7092% 1/25/25 (b)(e)		255,463	241,559
Fremf 2018-Kl03 Mortgage Trust Series 2018-KL3W Class CW, 4.0983% 8/25/25 (b)(e)		585,106	552,173
Fremf 2018-Ksl1 Mtg Trust Series 2018-KSL1 Class C, 3.8556% 11/25/25 (b)(e)		498,334	480,277
Fremf 2018-Kw06 Mtg Trust Series 2018-KW06:
Class C, 0% 6/25/28 (b)		365,011	271,654
Class X2A, 0.1% 6/25/28 (b)(o)		3,794,498	9,523
Class X2B, 0.1% 6/25/28 (b)(o)		486,684	1,574
Fremf 2018-Kw07 Mtg Trust Series 2018-KW07:
Class C, 10/25/31 (b)(p)		380,318	236,916
Class X2A, 0.1% 10/25/31 (b)(o)		4,341,631	10,601
Class X2B, 0.1% 10/25/31 (b)(o)		495,949	1,729
Fremf 2019-K736 Mtg Trust Series 2019-K736 Class B, 3.7594% 7/25/26 (b)(e)		905,000	864,140
Fremf 2019-K98 Mtg Trust Series 2019-K98 Class B, 3.7376% 10/25/52 (b)(e)		321,808	293,683
Fremf 2019-Kbf3 Mortgage Trust floater Series 2019-KBF3 Class C, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 4.750% 10.1919% 1/25/29 (b)(e)(g)		514,087	481,598
Fremf 2019-Kl05 Mtg Trust Series 2019-KL05:
Class BHG, 4.3706% 2/25/29 (b)(e)		105,465	91,799
Class CHG, 4.37% 2/25/29 (b)		339,771	292,076
Fremf 2019-Kw10 Mortgage Trust Series 2019-KW10 Class B, 3.6306% 10/25/32 (b)(e)		268,271	235,372
FREMF Mortgage Trust floater Series 2018-KSW4 Class B, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 2.450% 7.8919% 10/25/28 (e)(g)		3,949,698	3,739,072
Fremf Mortgage Trust 2014 K39 Series 2014-K39 Class C, 4.0451% 8/25/47 (b)(e)		204,787	203,465
Frr Re-Remic Trust 2018-C1:
sequential payer Series 2018-C1 Class AK43, 2.8099% 2/27/48 (b)(e)		146,275	141,042
Series 2018-C1 Class BK43, 2.7022% 2/27/48 (b)(e)		234,051	224,544
Gam Re-Remic Trust 2021-Frr1:
sequential payer Series 2021-FRR1 Class 2B, 0% 11/29/50 (b)(p)		1,700,000	1,288,819
Series 2021-FRR1 Class 1B, 0% 11/29/50 (b)		5,000,000	3,910,050
Gam Re-Remic Trust 2022-Frr3 Series 2022-FRR3 Class BK89, 1/27/52 (b)(p)		6,000,000	4,117,411
Ginnie Mae guaranteed Multi-family REMIC pass-thru securities:
Series 2020-193 Class AC, 1.25% 9/16/62		1,430,021	1,033,071
Series 2021-14 Class AB, 1.34% 6/16/63		1,710,316	1,245,368
Series 2021-2 Class AH, 1.5% 6/16/63		4,026,135	2,961,762
Series 2021-21 Class AH, 1.4% 6/16/63		2,744,979	2,011,085
Series 2021-31 Class B, 1.25% 1/16/61		2,983,405	2,145,364
Series 2021-36 Class IO, 1.2885% 3/16/63 (e)		13,956,066	1,122,872
Ginnie Mae guaranteed REMIC pass-thru certificates:
sequential payer Series 2023-119 Class AD, 2.25% 4/16/65		99,352	77,983
Series 2023-118 Class BA, 3.7481% 5/16/65 (e)		1,394,498	1,296,394
Great Wolf Trust floater Series 2024-WOLF Class A, CME Term SOFR 1 Month Index + 1.540% 6.8588% 3/15/39 (b)(e)(g)		100,000	100,000
Greystone Commercial Capital Trust floater Series 2021-3 Class A, CME Term SOFR 1 Month Index + 2.340% 7.665% 8/1/24 (b)(e)(g)		7,000,000	6,963,465
GS Mortgage Securities Trust:
floater:
Series 2018-3PCK Class A, CME Term SOFR 1 Month Index + 2.060% 7.3815% 9/15/31 (b)(e)(g)		6,074,768	6,046,696
Series 2021-IP:
Class A, CME Term SOFR 1 Month Index + 1.060% 6.3815% 10/15/36 (b)(e)(g)		7,945,000	7,875,481
Class B, CME Term SOFR 1 Month Index + 1.260% 6.5815% 10/15/36 (b)(e)(g)		730,000	718,905
Class C, CME Term SOFR 1 Month Index + 1.660% 6.9815% 10/15/36 (b)(e)(g)		601,000	589,941
sequential payer:
Series 2015-GS1 Class A3, 3.734% 11/10/48		11,384,000	10,950,189
Series 2017-GS6 Class A2, 3.164% 5/10/50		476,294	445,347
Series 2019-GC38 Class A4, 3.968% 2/10/52		909,839	843,972
Series 2020-GC45 Class AAB, 2.8428% 2/13/53		900,000	837,355
Series 2020-GSA2 Class A4, 1.721% 12/12/53		4,940,000	4,021,007
Series 2023-SHIP Class A, 4.3223% 9/10/38 (b)(e)		4,140,000	4,012,748
Series 2011-GC5 Class A/S, 5.1513% 8/10/44 (b)(e)		7,640,658	7,412,327
Series 2015-GC30 Class A3, 3.119% 5/10/50		1,883,924	1,840,963
Series 2015-GC34 Class XA, 1.1922% 10/10/48 (e)(o)		5,045,833	57,838
Series 2019-GC40 Class A3, 2.904% 7/10/52		2,000,000	1,763,741
Gs Mtg Securities Corp. Trust 2023-Fun floater sequential payer Series 2023-FUN Class B, CME Term SOFR 1 Month Index + 2.790% 8.107% 3/15/28 (b)(e)(g)		1,400,000	1,407,000
Gwt 2024-Wlf2 floater Series 2024-WLF2 Class A, CME Term SOFR 1 Month Index + 1.690% 6.9912% 5/15/41 (b)(e)(g)		811,000	814,192
Hilt Commercial Mortgage Trust:
floater Series 2024-ORL Class D, CME Term SOFR 1 Month Index + 3.180% 8.4889% 5/15/37 (b)(e)(g)		255,000	255,318
floater sequential payer Series 2024-ORL Class A, CME Term SOFR 1 Month Index + 1.540% 6.8412% 5/15/37 (b)(e)(g)		230,000	230,287
Hltn Commercial Mtg Trust 2024-Dplo floater sequential payer Series 2024-DPLO Class A, CME Term SOFR 1 Month Index + 1.640% 6.9615% 6/15/41 (b)(e)(g)		259,000	258,352
HONO 2021-Lulu Mortgage Trust floater Series 2021-LULU Class A, CME Term SOFR 1 Month Index + 1.260% 6.5815% 10/15/36 (b)(e)(g)		355,000	342,745
Htl Commercial Mortgage Trust:
sequential payer Series 2024-T53 Class A, 5.8756% 5/10/39 (b)(e)		100,000	99,612
Series 2024-T53 Class E, 10.2602% 5/10/39 (b)(e)		220,000	221,573
Independence Plaza Trust sequential payer Series 2018-INDP Class A, 3.763% 7/10/35 (b)		475,983	453,951
Intown Mortgage Trust floater sequential payer Series 2022-STAY Class A, CME Term SOFR 1 Month Index + 2.480% 7.8056% 8/15/39 (b)(e)(g)		8,682,000	8,725,410
J.P. Morgan Chase Commercial Mortgage Securities Trust floater:
Series 2012-NLP Class A, CME Term SOFR 1 Month Index + 0.590% 5.9133% 4/15/37 (b)(e)(g)		4,686,142	4,522,127
Series 2022-NXSS Class A, CME Term SOFR 1 Month Index + 2.170% 7.4958% 9/15/39 (b)(e)(g)		31,000	31,155
Jp Morgan Chase Commercial Mor Series 2016-NINE Class B, 2.8541% 9/6/38 (b)(e)		300,000	276,212
JPMBB Commercial Mortgage Securities Trust:
sequential payer:
Series 2015-C14 Class A5, 3.8218% 7/15/48		3,600,000	3,475,626
Series 2015-C29 Class A3A2, 3.3423% 5/15/48 (b)		741,667	726,749
Series 2015-C30 Class A4, 3.5508% 7/15/48		1,195,435	1,172,617
Jpmcc Commercial Mortgage Security sequential payer Series 2017-JP6 Class A5, 3.4898% 7/15/50		5,000,000	4,626,769
Jpmcc Re-Remic Trust 2015-Frr2 Series 2015-FRR2:
Class AK39, 2.3101% 8/27/47 (b)(e)		310,106	305,463
Class BK39, 8/27/47 (b)(p)		118,331	116,677
JPMDB Commercial Mortgage Securities Trust sequential payer Series 2017 C5 Class A4, 3.414% 3/15/50		3,511,782	3,293,268
JPMorgan Chase Commercial Mortgage Securities Trust:
floater:
Series 2019-BKWD Class A, CME Term SOFR 1 Month Index + 1.610% 6.9315% 9/15/29 (b)(e)(g)		3,224,514	3,072,355
Series 2021-MHC Class E, CME Term SOFR 1 Month Index + 2.560% 8.1315% 4/15/38 (b)(e)(g)		17,000	16,883
Series 2018-WPT:
Class AFX, 4.2475% 7/5/33 (b)		2,700,000	2,497,500
Class CFX, 4.9498% 7/5/33 (b)		919,000	749,789
Class DFX, 5.3503% 7/5/33 (b)		1,414,000	1,102,036
Class XAFX, 1.116% 7/5/33 (b)(e)(o)		10,000,000	222,032
Series 2019-COR4 Class A3, 3.7629% 3/10/52		5,400,000	5,016,806
Series 2021-MHC Class XCP, 0% 4/15/38 (b)(e)(f)(o)		164,060,500	164
Ksl Commercial Mtg Trust 2023-Ht floater Series 2023-HT:
Class A, CME Term SOFR 1 Month Index + 2.290% 7.607% 12/15/36 (b)(e)(g)		300,000	302,063
Class D, CME Term SOFR 1 Month Index + 4.280% 9.6041% 12/15/36 (b)(e)(g)		857,000	861,277
LBA Trust:
floater Series 2024-BOLT Class F, CME Term SOFR 1 Month Index + 4.430% 9.7848% 6/15/26 (b)(e)(g)		99,000	98,745
floater sequential payer Series 2024-BOLT Class A, CME Term SOFR 1 Month Index + 1.590% 6.8911% 6/15/26 (b)(e)(g)		610,000	608,666
Life Financial Services Trust floater Series 2022-BMR2:
Class A1, CME Term SOFR 1 Month Index + 1.290% 6.612% 5/15/39 (b)(e)(g)		12,656,000	12,434,520
Class B, CME Term SOFR 1 Month Index + 1.790% 7.1107% 5/15/39 (b)(e)(g)		6,596,000	6,447,590
Class C, CME Term SOFR 1 Month Index + 2.090% 7.4099% 5/15/39 (b)(e)(g)		3,893,000	3,785,943
Class D, CME Term SOFR 1 Month Index + 2.540% 7.8587% 5/15/39 (b)(e)(g)		3,460,000	3,287,615
LIFE Mortgage Trust floater Series 2021-BMR:
Class A, CME Term SOFR 1 Month Index + 0.810% 6.1315% 3/15/38 (b)(e)(g)		4,672,057	4,601,976
Class B, CME Term SOFR 1 Month Index + 0.990% 6.3115% 3/15/38 (b)(e)(g)		1,643,526	1,610,656
Class C, CME Term SOFR 1 Month Index + 1.210% 6.5315% 3/15/38 (b)(e)(g)		1,034,085	1,010,818
MCR 2024-HTL Mortgage Trust floater Series 2024-HTL Class E, CME Term SOFR 1 Month Index + 4.650% 9.9711% 2/15/37 (b)(e)(g)		116,143	117,050
MED Trust floater Series 2021-MDLN:
Class A, CME Term SOFR 1 Month Index + 1.060% 6.3815% 11/15/38 (b)(e)(g)		1,353,504	1,346,740
Class E, CME Term SOFR 1 Month Index + 3.260% 8.5815% 11/15/38 (b)(e)(g)		1,229,101	1,229,101
Class F, CME Term SOFR 1 Month Index + 4.110% 9.4315% 11/15/38 (b)(e)(g)		1,408,242	1,410,872
Merit floater Series 2021-STOR Class A, CME Term SOFR 1 Month Index + 0.810% 6.1315% 7/15/38 (b)(e)(g)		200,000	199,452
MHC Commercial Mortgage Trust floater Series 2021-MHC:
Class E, CME Term SOFR 1 Month Index + 2.210% 7.5324% 4/15/38 (b)(e)(g)		4,550,906	4,528,151
Class F, CME Term SOFR 1 Month Index + 2.710% 8.0324% 4/15/38 (b)(e)(g)		598,814	594,698
Morgan Stanley BAML Trust:
sequential payer:
Series 2015-C21 Class A3, 3.077% 3/15/48		3,030,143	2,981,038
Series 2016-C28 Class A3, 3.272% 1/15/49		3,302,603	3,184,088
Series 2015-C25:
Class A4, 3.372% 10/15/48		2,800,000	2,729,364
Class XA, 1.0253% 10/15/48 (e)(o)		8,912,870	68,248
Series 2015-C26 Class A4, 3.252% 10/15/48		3,200,000	3,129,310
Series 2016-C32 Class A3, 3.459% 12/15/49		8,677,804	8,273,572
Morgan Stanley Capital sequential payer Series 2016-UB11 Class A4, 2.782% 8/15/49		13,840,000	12,934,537
Morgan Stanley Capital I Trust:
floater:
Series 2018-BOP Class A, CME Term SOFR 1 Month Index + 0.890% 6.214% 8/15/33 (b)(e)(g)		4,512,912	3,709,614
Series 2019-PLND Class A, CME Term SOFR 1 Month Index + 1.110% 6.4315% 5/15/36 (b)(e)(g)		400,000	372,072
floater sequential payer Series 2019-NUGS Class A, CME Term SOFR 1 Month Index + 1.060% 6.3815% 12/15/36 (b)(e)(g)		5,200,000	4,248,301
sequential payer:
Series 2014-150E Class A, 3.912% 9/9/32 (b)		520,000	454,419
Series 2019-MEAD Class A, 3.17% 11/10/36 (b)		13,482,000	12,724,355
Series 2021-L6 Class A3, 2.196% 6/15/54		7,000,000	5,634,214
Series 2015-UBS8 Class A3, 3.54% 12/15/48		2,387,939	2,317,241
Series 2016-UB12 Class A3, 3.337% 12/15/49		1,966,999	1,853,702
Series 2018-H4 Class A4, 4.31% 12/15/51		3,837,000	3,638,171
Series 2019-H6 Class D, 3% 6/15/52 (b)(f)		17,000	12,965
Series 2019-MEAD:
Class B, 3.1771% 11/10/36 (b)(e)		1,558,000	1,454,865
Class C, 3.1771% 11/10/36 (b)(e)		1,495,000	1,373,611
Class D, 3.1771% 11/10/36 (b)(e)		2,340,000	2,114,899
Series 2021-L6 Class XA, 1.2029% 6/15/54 (e)(o)		12,334,460	643,048
Morgan Stanley Capital I Trust 2017-A floater Series 2017-ASHF:
Class B, CME Term SOFR 1 Month Index + 1.250% 6.864% 11/15/34 (b)(e)(g)		890,000	884,438
Class G, CME Term SOFR 1 Month Index + 7.190% 12.514% 11/15/34 (b)(g)		14,000	13,777
MRCD Mortgage Trust Series 2019-PARK:
Class E, 2.7175% 12/15/36 (b)		600,000	376,714
Class F, 2.7175% 12/15/36 (b)		1,228,000	715,720
Mscr 2021-Minnesota3 M1 floater Series 2021-MN3:
Class M1, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 2.300% 7.6237% 11/25/51 (b)(e)(g)		108,430	106,474
Class M2, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 4.000% 9.3237% 11/25/51 (b)(e)(g)		1,605,728	1,616,912
Mscr 2022-Minnesota4 M2 floater Series 2022-MN4 Class M2, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 6.500% 11.8237% 5/25/52 (b)(e)(g)		182,845	202,899
MSWF Commercial Mortgage Trust:
sequential payer Series 2023-2 Class A5, 6.014% 12/15/56		30,514	31,803
Series 2023-2 Class XA, 1.1411% 12/15/56 (e)(o)		2,224,190	142,989
MTN Commercial Mortgage Trust:
floater Series 2022-LPFL Class F, CME Term SOFR 1 Month Index + 4.280% 9.6091% 3/15/39 (b)(e)(g)		7,000,000	6,720,037
floater sequential payer Series 2022-LPFL Class A, CME Term SOFR 1 Month Index + 1.390% 6.7169% 3/15/39 (b)(e)(g)		100,000	98,843
Multi-family1 2021-W10X floater Series 2021-W10:
Class A, CME Term SOFR 1 Month Index + 1.070% 6.3873% 12/15/34 (b)(e)(g)		480,000	477,607
Class B, CME Term SOFR 1 Month Index + 1.370% 6.6873% 12/15/34 (b)(e)(g)		400,000	394,500
Multifamily Conn Ave Securities Trust 2:
floater:
Series 2020-01 Class M10, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 3.860% 9.1882% 3/25/50 (b)(e)(g)		4,807,933	4,819,426
Series 2023-01 Class M10, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 6.500% 11.8237% 11/25/53 (b)(e)(g)		3,525,000	3,842,373
Series 2019-01 Class M10, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 3.360% 8.6882% 10/25/49 (b)(e)(g)		4,426,759	4,422,595
NJ Trust 2023-GSP sequential payer Series 2023-GSP Class A, 6.4808% 1/6/29 (b)(e)		143,000	147,165
Nw Re-Remic Trust 2021-Frr1 Series 2021-FRR1 Class BK88, 2.6503% 12/18/51 (b)(e)		267,686	208,782
One Bryant Pk Trust 2019-OBP sequential payer Series 2019-OBP Class A, 2.5164% 9/15/54 (b)		4,690,000	3,954,857
One Market Plaza Trust 2017-1M Series 2017-1MKT Class D, 4.1455% 2/10/32 (b)		100,000	83,513
ONE Mortgage Trust floater Series 2021-PARK:
Class D, CME Term SOFR 1 Month Index + 1.610% 6.9315% 3/15/36 (b)(e)(g)		4,133,000	3,879,854
Class E, CME Term SOFR 1 Month Index + 1.860% 7.1815% 3/15/36 (b)(e)(g)		2,326,000	2,165,361
One New York Plaza Trust 2020-:
floater Series 2020-1NYP:
Class AJ, CME Term SOFR 1 Month Index + 1.360% 6.6815% 1/15/36 (b)(e)(g)		117,000	111,176
Class B, CME Term SOFR 1 Month Index + 1.610% 6.9315% 1/15/36 (b)(e)(g)		100,000	93,529
floater sequential payer Series 2020-1NYP Class A, CME Term SOFR 1 Month Index + 1.060% 6.3815% 1/15/36 (b)(e)(g)		311,000	302,486
Open Trust 2023-Air sequential payer Series 2023-AIR:
Class A, CME Term SOFR 1 Month Index + 3.080% 8.4059% 10/15/28 (b)(e)(g)		4,107,358	4,166,401
Class B, CME Term SOFR 1 Month Index + 3.830% 9.1548% 10/15/28 (b)(e)(g)		2,302,969	2,314,493
Pga Trust 2024-Rsr2 floater sequential payer Series 2024-RSR2 Class A, CME Term SOFR 1 Month Index + 1.890% 7.1909% 6/15/26 (b)(e)(g)		120,000	119,692
Rfm Reremic Trust 2022-Frr1 Series 2022-FRR1 Class BK64, 1.71% 3/1/50 (b)(e)		4,000,000	3,291,867
RLGH Trust floater Series 2021-TROT Class A, CME Term SOFR 1 Month Index + 0.910% 6.2315% 4/15/36 (b)(e)(g)		1,900,000	1,879,347
Sbalr Commercial Mortgage 2020:
sequential payer Series 2020-RR1 Class A3, 2.825% 2/13/53 (b)		1,087,507	886,914
Series 2020-RR1 Class XA, 1.229% 2/13/53 (b)(e)(o)		1,804,056	94,579
Sdal Trust 2024-Dal floater Series 2024-DAL Class A, CME Term SOFR 1 Month Index + 1.640% 6.9576% 4/15/37 (b)(e)(g)		100,000	100,000
Series Rr 2015-1 Trust Series 2015-1 Class B, 4/26/48 (b)(p)		555,850	518,984
SFAVE Commercial Mortgage Securities Trust Series 2015-5AVE:
Class A1, 3.872% 1/5/43 (b)(e)		740,000	601,328
Class A2A, 3.659% 1/5/43 (b)(e)		9,930,000	8,399,266
SG Commercial Mortgage Securities Trust Series 2019-PREZ Class E, 3.593% 9/15/39 (b)(e)		72,000	54,752
SMRT Commercial Mortgage Trust floater Series 2022 MINI Class D, CME Term SOFR 1 Month Index + 1.950% 7.267% 1/15/39 (b)(e)(g)		1,820,000	1,792,739
SPGN Mortgage Trust floater Series 2022-TFLM:
Class B, CME Term SOFR 1 Month Index + 2.000% 7.3168% 2/15/39 (b)(e)(g)		1,890,000	1,853,478
Class C, CME Term SOFR 1 Month Index + 2.650% 7.9668% 2/15/39 (b)(e)(g)		983,000	954,556
SREIT Trust floater:
Series 2021-FLWR Class A, CME Term SOFR 1 Month Index + 0.690% 6.008% 7/15/36 (b)(e)(g)		3,980,000	3,945,245
Series 2021-MFP:
Class A, CME Term SOFR 1 Month Index + 0.840% 6.1621% 11/15/38 (b)(e)(g)		10,584,817	10,545,502
Class B, CME Term SOFR 1 Month Index + 1.190% 6.5111% 11/15/38 (b)(e)(g)		4,052,314	4,026,987
Class C, CME Term SOFR 1 Month Index + 1.440% 6.7603% 11/15/38 (b)(e)(g)		2,516,549	2,500,821
Class D, CME Term SOFR 1 Month Index + 1.690% 7.0095% 11/15/38 (b)(e)(g)		1,653,459	1,646,246
Series 2021-MFP2 Class C, CME Term SOFR 1 Month Index + 1.480% 6.8022% 11/15/36 (b)(e)(g)		235,000	232,950
SUMIT Mortgage Trust sequential payer Series 2022-BVUE Class A, 2.789% 2/12/41 (b)		340,000	260,251
Taubman Centers Commercial Mor floater Series 2022-DPM Class A, CME Term SOFR 1 Month Index + 2.180% 7.5028% 5/15/37 (b)(e)(g)		1,400,000	1,413,034
Thpt 2023-Thl Mortgage Trust sequential payer Series 2023-THL Class A, 6.994% 12/10/34 (b)(e)		100,000	101,174
TPGI Trust floater Series 2021-DGWD Class E, CME Term SOFR 1 Month Index + 2.460% 7.7845% 6/15/26 (b)(e)(g)		148,800	148,521
Tysn 2023-Crnr sequential payer Series 2023-CRNR Class A, 6.5797% 12/10/33 (b)(e)		100,000	103,105
UBS Commercial Mortgage Trust:
sequential payer:
Series 2018-C12:
Class A2, 4.1519% 8/15/51		628,776	616,165
Class A5, 4.2962% 8/15/51		3,000,000	2,819,972
Series 2019-C17 Class A3, 2.6686% 10/15/52		1,065,000	924,717
Series 2017-C1 Class A3, 3.283% 11/15/50		5,500,000	5,144,743
Ubs Commercial Mortgage Trust Series 2017-C4 Class A/S, 3.836% 10/15/50		1,690,000	1,547,713
UBS Commercial Mortgage Trust:
Series 2017-C7 Class XA, 0.9864% 12/15/50 (e)(o)		13,995,990	393,426
Series 2018-C13 Class A3, 4.0694% 10/15/51		5,663,722	5,441,656
Uk Logistics 2024-1 Dac floater Series 2024-1X Class A, SONIA O/N DEPOSIT RATES SWAP + 1.650% 6.851% 5/17/34 (e)(g)	GBP	100,000	127,418
Velocity Commercial Capital Ln Trust 2020-1 sequential payer Series 2020-1 Class AFX, 2.61% 2/25/50 (b)		160,047	144,120
Velocity Commercial Capital Lo Series 2023-1 Class A, 6.55% 1/25/54 (b)		386,988	386,375
VLS Commercial Mortgage Trust:
sequential payer Series 2020-LAB Class A, 2.13% 10/10/42 (b)		3,760,000	3,006,658
Series 2020-LAB:
Class B, 2.453% 10/10/42 (b)		300,000	239,512
Class X, 0.4294% 10/10/42 (b)(e)(o)		8,700,000	192,735
Voya CLO Ltd. floater Series 2024-2A Class AR, CME Term SOFR 3 Month Index + 1.200% 6.5246% 7/20/32 (b)(e)(g)		500,000	500,750
Wells Fargo Commercial Mortgage Trust:
floater Series 2021-FCMT Class A, CME Term SOFR 1 Month Index + 1.310% 6.6315% 5/15/31 (b)(e)(g)		4,470,000	4,390,383
sequential payer:
Series 2015-C30 Class A4, 3.664% 9/15/58		222,281	216,372
Series 2015-P2 Class A3, 3.541% 12/15/48		6,744,147	6,574,584
Series 2016-C34 Class A4, 3.096% 6/15/49		6,124,000	5,838,845
Series 2019-C54 Class ASB, 3.063% 12/15/52		2,700,000	2,537,524
Series 2021-C59 Class A4, 2.343% 4/15/54		5,000,000	4,109,705
Series 2021-C61:
Class A3, 2.406% 11/15/54		7,300,000	6,042,226
Class ASB, 2.525% 11/15/54		300,000	264,671
Series 2015-C31 Class XA, 0.947% 11/15/48 (e)(o)		6,135,756	56,288
Series 2017-C38 Class A/S, 3.665% 7/15/50		1,110,000	1,025,647
Series 2017-C42 Class XA, 0.8591% 12/15/50 (e)(o)		34,004,902	837,531
Series 2018-C46 Class XA, 0.9139% 8/15/51 (e)(o)		11,548,672	244,071
Series 2019-C49 Class D, 3% 3/15/52 (b)		21,000	16,401
Series 2019-C50 Class XA, 1.5709% 5/15/52 (e)(o)		9,117,132	447,733
Wells Fargo Commercial Mtg Trust 2018-1 Series 2018-1745 Class A, 3.7487% 6/15/36 (b)(e)		400,000	346,775
Wells Fargo Commercial Mtg Trust 2022-O sequential payer Series 2022-ONL Class A, 3.862% 12/15/39 (b)		900,000	816,685
WF-RBS Commercial Mortgage Trust:
Series 2013-C11 Class D, 4.0608% 3/15/45 (b)(e)		194,255	160,022
Series 2014-C24 Class XA, 0.8311% 11/15/47 (e)(o)		4,794,830	1,956
Worldwide Plaza Trust sequential payer Series 2017-WWP Class A, 3.5263% 11/10/36 (b)		609,592	443,335
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $1,131,554,690)			1,073,485,279

Municipal Securities - 0.1%
	Principal Amount (a)	Value ($)
American Muni. Pwr., Inc. Rev. (Combined Hydroelectric Proj.) Series 2010 B, 8.084% 2/15/50	90,000	115,998
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev.:
Series 2009 F2, 6.263% 4/1/49	3,265,000	3,509,012
Series 2010 S1, 7.043% 4/1/50	400,000	468,683
California Gen. Oblig.:
Series 2009:
7.5% 4/1/34	205,000	235,665
7.55% 4/1/39	290,000	346,453
Series 2018, 4.6% 4/1/38	530,000	495,221
Colorado Reg'l. Trans. District Sales Tax Rev. (Fastracks Proj.) Series 2010 B, 5.844% 11/1/50	45,000	46,820
Dallas Fort Worth Int'l. Arpt. Rev. Series 2022 A, 4.087% 11/1/51	1,010,000	832,126
District of Columbia Income Tax Rev. Series 2010 F, 5.582% 12/1/35	75,000	75,522
Florida Dev. Fin. Corp. Rev. Bonds (Brightline Florida Passenger Rail Proj.) Series 2024, 12%, tender 7/15/28 (b)(e)(r)	470,000	488,800
Florida State Board Administration Fin. Corp. Series 2024 A, 5.526% 7/1/34	1,500,000	1,508,715
Georgia Muni. Elec. Auth. Pwr. Rev. (Plant Vogtle Units 3&4 Proj.) Series 2010 A, 6.637% 4/1/57	210,000	235,986
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev. Series 2021 B1, 3.85% 6/1/50	100,000	92,921
Illinois Gen. Oblig. Series 2003, 5.1% 6/1/33	1,660,000	1,626,830
Jobsohio Beverage Sys. Statewide Series 2020 A, 2.833% 1/1/38	325,000	259,715
Los Angeles Dept. Arpt. Rev. Series C:
2.063% 5/15/34	500,000	384,234
2.163% 5/15/35	500,000	377,986
Louisiana Gas & Fuel Tax Rev. Series 2022 A, 2.952% 5/1/41	5,270,000	3,935,819
Massachusetts Commonwealth Trans. Fund Rev. (Accelerated Bridge Prog.) Series 2010 A, 5.731% 6/1/40	150,000	151,400
Michigan Fin. Auth. Rev. Series 2019 T, 3.384% 12/1/40	545,000	439,647
Michigan State Univ. Revs. Series 2022 A, 4.165% 8/15/22	2,810,000	2,108,855
New Jersey Tpk. Auth. Tpk. Rev.:
Series 2009 E, 7.414% 1/1/40	2,070,000	2,412,446
Series 2010 A, 7.102% 1/1/41	855,000	967,790
Series 2021 B:
1.963% 1/1/32	1,000,000	811,748
2.113% 1/1/33	1,050,000	838,134
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2010 EE, 6.011% 6/15/42	70,000	72,260
Series 2011 CC, 5.882% 6/15/44	320,000	323,223
New York City Transitional Fin. Auth. Rev.:
Series 2010 C2, 5.767% 8/1/36	815,000	829,492
Series 2021 E3, 1.97% 2/1/33	2,015,000	1,581,154
Series 2023 F3:
5.13% 2/1/35	750,000	746,877
5.15% 2/1/36	750,000	744,519
Series A5, 2.69% 5/1/33	2,015,000	1,674,162
New York Metropolitan Trans. Auth. Rev.:
Series 2009 A1, 5.871% 11/15/39	20,000	20,153
Series 2010 A, 6.668% 11/15/39	380,000	410,117
Series 2010 E, 6.814% 11/15/40	30,000	32,633
New York State Dorm. Auth. Series 2009 F, 5.628% 3/15/39	990,000	997,302
Ohio State Univ. Gen. Receipts:
Series 2010 C, 4.91% 6/1/40	140,000	134,140
Series 2011 A, 4.8% 6/1/11	1,503,000	1,311,561
Port Auth. of New York & New Jersey:
174th Series, 4.458% 10/1/62	515,000	449,551
Series 165, 5.647% 11/1/40	240,000	248,193
Series 180, 4.96% 8/1/46	80,000	75,983
Series 68, 4.926% 10/1/51	70,000	65,321
Port Beaumont Navigation District (Jefferson Gulf Coast Energy Proj.) Series 2024 B, 10% 7/1/26 (d)	475,000	475,000
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Series 2010 A, 4.839% 1/1/41	750,000	706,376
San Antonio Elec. & Gas Sys. Rev. Series 2010 A, 5.808% 2/1/41	230,000	231,983
Texas Gen. Oblig. Series 2009 A, 5.517% 4/1/39	340,000	346,172
Texas Private Activity Bond Surface Trans. Corp. (NTE Mobility Partners LLC North Tarrant Express Managed Lanes Proj.) Series 2019 B, 3.922% 12/31/49	390,000	314,312
Univ. of California Regents Med. Ctr. Pool Rev. Series 2022 Q, 4.563% 5/15/53	875,000	766,389
Univ. of California Revs.:
Series 2012 AD, 4.858% 5/15/12	130,000	112,717
Series 2015 J, 4.131% 5/15/45	1,750,000	1,573,743
Univ. of Michigan Rev.:
Series 2020 B, 2.437% 4/1/40	1,050,000	759,482
Series 2022 A, 4.454% 4/1/22	4,790,000	3,884,782
Series 2022 B, 3.504% 4/1/52	1,080,000	815,812
Univ. of Minnesota Gen. Oblig. Series 2022, 4.048% 4/1/52	1,060,000	896,008
Univ. of Virginia Gen. Rev. Series 2021 B, 2.584% 11/1/51	1,520,000	948,149
TOTAL MUNICIPAL SECURITIES (Cost $53,051,557)		44,314,092

Foreign Government and Government Agency Obligations - 0.3%
		Principal Amount (a)	Value ($)
Angola Republic:
8.25% 5/9/28 (b)		200,000	188,518
8.75% 4/14/32(Reg. S)		200,000	178,600
Arab Republic of Egypt:
7.3% 9/30/33(Reg. S)		200,000	164,306
7.6003% 3/1/29(Reg. S)		300,000	279,300
7.625% 5/29/32(Reg. S)		300,000	256,575
8.5% 1/31/47(Reg. S)		300,000	233,625
8.875% 5/29/50(Reg. S)		300,000	242,328
Bahrain Kingdom 5.45% 9/16/32 (b)		200,000	184,242
Belgian Kingdom 3.3% 6/22/54 (Reg. S) (b)	EUR	3,805,940	3,892,222
Brazil Minas SPE 5.333% 2/15/28 (Reg. S)		1,592,000	1,569,613
Brazilian Federative Republic:
4.75% 1/14/50		400,000	288,000
6% 10/20/33		500,000	483,250
6.125% 3/15/34		1,990,000	1,929,305
7.125% 5/13/54		488,000	476,532
10% 1/1/29	BRL	6,500,000	1,174,403
10% 1/1/35	BRL	29,600,000	5,044,526
Canadian Government 3% 6/1/34	CAD	150,000	104,296
Colombian Republic:
3.125% 4/15/31		209,000	163,543
8% 4/20/33		200,000	205,900
8% 11/14/35		1,550,000	1,580,225
8.75% 11/14/53		2,673,000	2,794,622
10.375% 1/28/33		1,360,000	1,620,984
Costa Rican Republic:
6.55% 4/3/34(Reg. S)		200,000	204,500
7.3% 11/13/54 (b)		285,000	298,270
Dominican Republic:
4.5% 1/30/30 (b)		600,000	543,600
5.5% 2/22/29 (b)		2,505,000	2,414,977
5.5% 2/22/29(Reg. S)		161,000	155,214
5.95% 1/25/27 (b)		1,100,000	1,092,094
6% 7/19/28 (b)		1,250,000	1,240,625
6% 2/22/33 (Reg. S)		157,000	151,996
6.4% 6/5/49(Reg. S)		450,000	419,766
7.05% 2/3/31(Reg. S)		500,000	513,750
7.45% 4/30/44		100,000	104,250
Ecopetrol SA 8.375% 1/19/36		140,000	136,238
Export Credit Bank of Turkey 9.375% 1/31/26 (b)		200,000	208,674
Finance Department Government of Sharjah:
6.125% 3/6/36 (b)		390,000	386,318
6.5% 11/23/32 (b)		202,000	208,165
French Government 3% 5/25/54(Reg. S) (b)	EUR	3,919,940	3,821,192
German Federal Republic:
1% 5/15/38(Reg. S) (j)	EUR	2,925,000	2,527,420
2.1% 11/15/29(Reg. S)	EUR	3,600,000	3,796,010
2.4% 11/15/30(Reg. S)	EUR	500,000	534,844
2.5% 7/4/44	EUR	1,755,000	1,808,669
3.25% 7/4/42	EUR	2,900,000	3,331,743
Guatemalan Republic:
3.7% 10/7/33 (Reg. S)		747,000	604,136
6.6% 6/13/36 (b)		200,000	200,375
Hungarian Republic:
1.75% 6/5/35 (Reg. S)	EUR	1,370,000	1,144,753
2.125% 9/22/31 (b)		580,000	455,741
7.625% 3/29/41		2,300,000	2,594,469
Indonesian Republic:
1.1% 3/12/33	EUR	3,500,000	3,007,379
3.05% 3/12/51		870,000	585,075
3.4% 9/18/29		420,000	385,088
3.5% 1/11/28		6,300,000	5,918,063
3.75% 6/14/28 (Reg. S)	EUR	2,000,000	2,159,770
4.65% 9/20/32		1,975,000	1,889,211
Israeli State:
5.5% 3/12/34		200,000	191,448
5.75% 3/12/54		783,000	707,472
Istanbul Metropolitan Municipality 10.5% 12/6/28 (b)		200,000	214,500
Italian Republic 2.375% 10/17/24		3,800,000	3,751,269
Ivory Coast:
5.25% 3/22/30(Reg. S)	EUR	290,000	289,688
5.875% 10/17/31(Reg. S)	EUR	701,000	692,438
6.125% 6/15/33(Reg. S)		600,000	533,310
Japan Government:
0.005% 2/1/25	JPY	483,250,000	3,069,705
0.8% 3/20/34	JPY	70,150,000	435,419
1.8% 3/20/54	JPY	325,700,000	1,914,623
Jordanian Kingdom 7.375% 10/10/47(Reg. S)		200,000	174,122
Mongolia Government 8.65% 1/19/28(Reg. S)		200,000	209,125
Moroccan Kingdom 6.5% 9/8/33(Reg. S)		200,000	203,915
Panamanian Republic:
2.252% 9/29/32		480,000	342,600
3.16% 1/23/30		1,020,000	851,192
3.298% 1/19/33		8,600,000	6,583,300
3.875% 3/17/28		720,000	660,150
4.3% 4/29/53		615,000	387,834
4.5% 4/16/50		400,000	265,375
4.5% 4/1/56		680,000	434,350
7.875% 3/1/57		200,000	205,500
Peruvian Republic:
2.783% 1/23/31		772,000	651,375
2.844% 6/20/30		800,000	690,750
3.55% 3/10/51		560,000	389,375
4.125% 8/25/27		200,000	192,000
Philippine Republic:
3% 2/1/28		1,130,000	1,045,374
3.2% 7/6/46		590,000	410,050
5.6% 5/14/49		520,000	518,863
Polish Government:
5.125% 9/18/34		300,000	292,668
5.5% 3/18/54		2,370,000	2,271,977
Republic of Benin 7.96% 2/13/38 (b)		200,000	187,616
Republic of Nigeria:
6.5% 11/28/27(Reg. S)		500,000	466,790
7.143% 2/23/30(Reg. S)		200,000	176,106
7.375% 9/28/33 (b)		500,000	416,455
7.625% 11/21/25(Reg. S)		200,000	200,514
Republic of Paraguay:
4.95% 4/28/31 (Reg. S)		650,000	616,891
5.4% 3/30/50(Reg. S)		819,000	701,064
5.6% 3/13/48(Reg. S)		400,000	353,000
6% 2/9/36 (b)		510,000	506,430
Republic of Senegal 6.75% 3/13/48(Reg. S)		200,000	145,752
Republic of Serbia:
1.5% 6/26/29 (Reg. S)	EUR	3,050,000	2,801,244
1.65% 3/3/33 (b)	EUR	671,000	547,660
1.65% 3/3/33(Reg. S)	EUR	183,000	149,362
3.125% 5/15/27 (Reg. S)	EUR	5,088,000	5,293,832
6.25% 5/26/28 (b)		995,000	1,004,721
Romanian Republic:
3% 2/14/31 (Reg. S)		814,000	675,189
3.875% 10/29/35 (b)	EUR	289,000	267,452
5% 9/27/26 (b)	EUR	2,800,000	3,108,230
5.625% 5/30/37 (b)	EUR	1,800,000	1,915,473
6.375% 1/30/34 (b)		228,000	227,280
7.125% 1/17/33(Reg. S)		100,000	104,878
7.625% 1/17/53 (b)		100,000	108,460
South African Republic:
4.85% 9/30/29		211,000	188,687
5.875% 4/20/32		700,000	629,125
7.3% 4/20/52		500,000	428,750
Sultanate of Oman:
5.625% 1/17/28 (Reg. S)		575,000	573,350
7% 1/25/51 (b)		800,000	831,784
7% 1/25/51(Reg. S)		200,000	207,946
Turkish Republic:
7.625% 5/15/34		693,000	694,663
9.875% 1/15/28		200,000	219,500
Ukraine Government:
4.375% 1/27/32 (b)	EUR	1,365,000	355,462
6.75% 6/20/28 (Reg. S)	EUR	1,450,000	424,797
7.75% 9/1/24 (b)		2,800,000	862,400
8.994% 2/1/26 (Reg. S)		1,800,000	567,000
United Kingdom, Great Britain and Northern Ireland:
3.75% 10/22/53(Reg. S)	GBP	2,700,000	2,900,664
4.375% 7/31/54(Reg. S)	GBP	1,409,500	1,687,933
United Mexican States:
Inflation-Indexed Bond:
2.75% 11/27/31	MXN	324,885	16,160
4% 8/24/34	MXN	12,565,699	667,693
2.659% 5/24/31		4,695,000	3,871,028
3.5% 2/12/34		2,141,000	1,751,606
4.15% 3/28/27		275,000	265,633
4.28% 8/14/41		400,000	313,500
4.5% 4/22/29		2,920,000	2,793,163
4.5% 1/31/50		900,000	685,800
4.75% 3/8/44		206,000	166,654
6.05% 1/11/40		1,600,000	1,548,800
6.338% 5/4/53		200,000	190,938
6.35% 2/9/35		1,900,000	1,918,050
6.4% 5/7/54		2,230,000	2,141,915
7.75% 11/23/34	MXN	11,800,000	603,579
8.5% 3/1/29	MXN	17,000,000	947,880
8.5% 5/31/29	MXN	34,000,000	1,894,278
Uruguay Republic:
4.375% 10/27/27		150,000	147,975
5.1% 6/18/50		280,000	261,800
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $156,434,867)			145,209,969

Supranational Obligations - 0.0%
		Principal Amount (a)	Value ($)
European Investment Bank:
0.625% 1/22/29 (Reg. S)	EUR	3,600,000	3,506,679
3% 11/15/28 (Reg. S)	EUR	1,950,000	2,112,822
European Union:
0% 10/4/28 (Reg. S)	EUR	670,000	639,753
0% 10/4/30 (Reg. S)	EUR	700,000	630,285
2.5% 10/4/52 (Reg. S)	EUR	505,000	454,447
3% 3/4/53 (Reg. S)	EUR	1,660,000	1,651,541
TOTAL SUPRANATIONAL OBLIGATIONS (Cost $8,927,277)			8,995,527

Common Stocks - 0.0%
	Shares	Value ($)
COMMUNICATION SERVICES - 0.0%
Wireless Telecommunication Services - 0.0%
Digicel Group Ltd. (f)	104,255	253,340
Intelsat Emergence SA (f)	75,805	3,176,988
TOTAL COMMON STOCKS (Cost $3,052,973)		3,430,328

Nonconvertible Preferred Stocks - 0.0%
	Shares	Value ($)
COMMUNICATION SERVICES - 0.0%
Wireless Telecommunication Services - 0.0%
Digicel Group Ltd. (f) (Cost $312,249)	18,943	190,377

Bank Loan Obligations - 0.1%
	Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Altice France SA Tranche B14 1LN, term loan CME Term SOFR 1 Month Index + 5.500% 10.8286% 8/15/28 (e)(g)(s)	140,771	105,578
Frontier Communications Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1937% 10/8/27 (e)(g)(s)	234,699	234,363
Zayo Group Holdings, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 4.320% 9.6542% 3/9/27 (e)(g)(s)	192,380	168,161
		508,102
Media - 0.0%
CSC Holdings LLC:
Tranche B 5LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.9313% 4/15/27 (e)(g)(s)	1,073,223	845,303
Tranche B6 LN, term loan CME Term SOFR 1 Month Index + 4.500% 9.8168% 1/18/28 (e)(g)(s)	98,750	94,836
Diamond Sports Group LLC:
2LN, term loan CME Term SOFR 1 Month Index + 3.250% 10.6625% (c)(e)(g)(s)	3,283,417	61,564
term loan 5% 8/2/27 (s)	493,737	696,169
Virgin Media Bristol LLC Tranche N, term loan CME Term SOFR 1 Month Index + 2.500% 7.9313% 1/31/28 (e)(g)(s)	500,000	486,250
		2,184,122
Wireless Telecommunication Services - 0.0%
CCI Buyer, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.000% 4.75% 12/17/27 (e)(g)(s)	130,905	131,478
Digicel International Finance Ltd. Tranche B, term loan CME Term SOFR 1 Month Index + 0.000% 12.0627% 5/29/27 (e)(g)(s)	855,253	817,836
Telenet Financing USD LLC Tranche AR, term loan CME Term SOFR 1 Month Index + 2.000% 7.4313% 4/30/28 (e)(g)(s)	111,723	107,454
		1,056,768
TOTAL COMMUNICATION SERVICES		3,748,992
CONSUMER DISCRETIONARY - 0.1%
Automobile Components - 0.0%
First Brands Group LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 5.000% 3/24/27 (g)(s)(t)	86,457	85,453
Tenneco, Inc. Tranche A 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 11/17/28 (g)(s)(t)	1,109,383	1,075,181
		1,160,634
Broadline Retail - 0.0%
Buzz Merger Sub Ltd. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 2.9586% 1/29/27 (e)(g)(s)	117,486	117,633
Great Outdoors Group LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1937% 3/5/28 (e)(g)(s)	888,071	888,488
		1,006,121
Diversified Consumer Services - 0.1%
Adtalem Global Education, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.8157% 8/14/28 (e)(g)(s)	473,142	473,932
AI Aqua Merger Sub, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 9.3202% 7/30/28 (e)(g)(s)	381,699	383,184
Pre-Paid Legal Services, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 12/15/28 (g)(s)(t)	135,856	135,637
Spin Holdco, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.000% 9.5854% 3/4/28 (e)(g)(s)	960,665	824,971
William Morris Endeavor Entertainment, LLC. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 5/29/25 (g)(s)(t)	289,681	290,200
		2,107,924
Hotels, Restaurants & Leisure - 0.0%
1011778 BC ULC Tranche B5 1LN, term loan CME Term SOFR 1 Month Index + 2.250% 7.5784% 9/21/30 (e)(g)(s)	209,748	209,827
Fertitta Entertainment LLC NV Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.0709% 1/27/29 (e)(g)(s)	173,847	174,289
KFC Holding Co. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 1.750% 7.1846% 3/15/28 (e)(g)(s)	408,600	409,025
Penn Entertainment, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.1792% 5/3/29 (e)(g)(s)	209,626	209,968
Whatabrands LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.0792% 8/3/28 (e)(g)(s)	110,000	110,114
		1,113,223
Specialty Retail - 0.0%
Michaels Companies, Inc. 1LN, term loan CME Term SOFR 3 Month Index + 4.250% 9.821% 4/15/28 (e)(g)(s)	1,205,702	1,097,731
TOTAL CONSUMER DISCRETIONARY		6,485,633
CONSUMER STAPLES - 0.0%
Beverages - 0.0%
City Brewing Co. LLC 1LN, term loan:
CME Term SOFR 1 Month Index + 3.500% 4/5/28 (g)(s)(t)	218,412	163,809
CME Term SOFR 1 Month Index + 3.500% 4/5/28 (g)(s)(t)	137,491	125,117
CME Term SOFR 1 Month Index + 6.250% 4/5/28 (g)(s)(t)	57,236	57,236
Naked Juice LLC:
1LN, term loan CME Term SOFR 3 Month Index + 3.250% 8.6594% 1/24/29 (e)(g)(s)	1,548,800	1,471,035
2LN, term loan CME Term SOFR 3 Month Index + 6.000% 11.4019% 1/24/30 (e)(g)(s)	274,373	229,359
		2,046,556
Consumer Staples Distribution & Retail - 0.0%
Froneri U.S., Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.250% 7.6792% 2/1/27 (e)(g)(s)	142,994	143,137
United Natural Foods, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 5/1/31 (g)(s)(t)	233,319	231,161
		374,298
Personal Care Products - 0.0%
Prestige Brands, Inc. Tranche B5 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 2.5% 7/1/28 (e)(g)(s)	136,364	137,021
TOTAL CONSUMER STAPLES		2,557,875
FINANCIALS - 0.0%
Capital Markets - 0.0%
Deerfield Dakota Holding LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.750% 9.0594% 4/9/27 (e)(g)(s)	554,863	554,553
Hudson River Trading LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 3/18/28 (g)(s)(t)	346,429	346,591
Jane Street Group LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.9437% 1/26/28 (e)(g)(s)	229,964	230,633
		1,131,777
Financial Services - 0.0%
Avolon TLB Borrower 1 (U.S.) LLC Tranche B6 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.3206% 6/22/28 (e)(g)(s)	264,545	265,257
GTCR W-2 Merger Sub LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.3094% 1/31/31 (e)(g)(s)	315,202	316,034
		581,291
Insurance - 0.0%
Acrisure LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9437% 2/15/27 (e)(g)(s)	626,025	625,418
Asurion LLC Tranche B8 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6937% 12/23/26 (e)(g)(s)	736,496	730,972
		1,356,390
Mortgage Real Estate Investment Trusts - 0.0%
Blackstone Mortgage Trust, Inc. Tranche B, term loan CME Term SOFR 1 Month Index + 2.250% 2.6536% 4/23/26 (e)(g)(s)	484,772	475,624
TOTAL FINANCIALS		3,545,082
HEALTH CARE - 0.0%
Health Care Equipment & Supplies - 0.0%
Bausch + Lomb Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 5/10/27 (g)(s)(t)	267,617	264,791
Carestream Dental Equipment In 1LN, term loan CME Term SOFR 3 Month Index + 3.250% 8/7/24 (g)(s)(t)	230,610	188,812
Carestream Dental, Inc. 1LN, term loan CME Term SOFR 3 Month Index + 4.500% 11/23/28 (g)(s)(t)	70,270	57,571
		511,174
Health Care Providers & Services - 0.0%
Cano Health, Inc.:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.4626% 11/23/27 (c)(e)(g)(s)	202,929	50,442
Tranche DD 1LN, term loan CME Term SOFR 1 Month Index + 11.000% 16.3213% 10/7/24 (e)(f)(g)(s)	32,270	32,108
Tranche DD, term loan CME Term SOFR 1 Month Index + 11.000% 16.3213% 10/7/24 (e)(f)(g)(s)	21,052	20,947
Gainwell Acquisition Corp. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.000% 9.4094% 10/1/27 (e)(g)(s)	732,955	711,274
Phoenix Newco, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6937% 11/15/28 (e)(g)(s)	485,051	487,578
Star Parent, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.000% 9/28/30 (g)(s)(t)	162,645	162,666
		1,465,015
Health Care Technology - 0.0%
Athenahealth Group, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.5792% 2/15/29 (e)(g)(s)	187,756	187,234
Pharmaceuticals - 0.0%
Grifols, S.A. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 2.000% 7.4594% 11/15/27 (e)(g)(s)	479,143	475,372
Jazz Financing Lux SARL Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.4437% 5/5/28 (e)(g)(s)	742,266	747,951
		1,223,323
TOTAL HEALTH CARE		3,386,746
INDUSTRIALS - 0.0%
Aerospace & Defense - 0.0%
TransDigm, Inc. Tranche I 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.0594% 8/24/28 (e)(g)(s)	352,343	353,851
Commercial Services & Supplies - 0.0%
Amentum Government Services Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.4437% 1/23/27 (e)(g)(s)	272,071	273,432
Artera Services LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 9.8094% 2/10/31 (e)(g)(s)	162,826	164,013
Clean Harbors, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 1.750% 7.1937% 10/8/28 (e)(g)(s)	276,521	278,078
Filtration Group Corp. 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.6802% 10/19/28 (e)(g)(s)	214,428	215,260
Trugreen LP Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 10/30/27 (g)(s)(t)	223,553	210,139
		1,140,922
Professional Services - 0.0%
DTI Holdco, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 4/26/29 (g)(s)(t)	94,169	94,405
Element Materials Technology Group:
Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.250% 9.5919% 6/24/29 (e)(g)(s)	191,533	192,410
Tranche DD 1LN, term loan CME Term SOFR 3 Month Index + 4.250% 9.5919% 6/24/29 (e)(g)(s)	88,400	88,805
		375,620
TOTAL INDUSTRIALS		1,870,393
INFORMATION TECHNOLOGY - 0.0%
Communications Equipment - 0.0%
CommScope, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6937% 4/4/26 (e)(g)(s)	904,861	808,946
IT Services - 0.0%
Arches Buyer, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6657% 12/4/27 (e)(g)(s)	260,948	250,982
Peraton Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1792% 2/1/28 (e)(g)(s)	305,311	305,418
		556,400
Software - 0.0%
Applied Systems, Inc. Tranche 2LN, term loan CME Term SOFR 1 Month Index + 5.250% 10.5594% 2/23/32 (e)(g)(s)	5,000	5,177
Central Parent, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.5767% 7/6/29 (e)(g)(s)	165,000	166,266
EagleView Technology Corp. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.500% 5.1133% 8/14/25 (e)(g)(s)	332,718	324,347
Gen Digital, Inc. Tranche A2 1LN, term loan CME Term SOFR 1 Month Index + 1.750% 9/12/27 (g)(s)(t)	338,266	338,408
McAfee Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1632% 3/1/29 (e)(g)(s)	2,800,125	2,798,725
MH Sub I LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.5792% 5/3/28 (e)(g)(s)	84,471	84,567
Proofpoint, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.3249% 8/31/28 (e)(g)(s)	105,583	105,821
		3,823,311
TOTAL INFORMATION TECHNOLOGY		5,188,657
MATERIALS - 0.0%
Chemicals - 0.0%
American Rock Salt Co. LLC 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.4302% 6/4/28 (e)(g)(s)	134,654	121,693
Containers & Packaging - 0.0%
Berry Global, Inc. Tranche AA 1LN, term loan CME Term SOFR 1 Month Index + 1.750% 7.1853% 7/1/29 (e)(g)(s)	1,025,495	1,028,141
TOTAL MATERIALS		1,149,834
REAL ESTATE - 0.0%
Equity Real Estate Investment Trusts (REITs) - 0.0%
Healthpeak OP, LLC Tranche DD 1LN, term loan:
CME Term SOFR 1 Month Index + 0.850% 2/22/27 (g)(s)(t)	225,641	222,256
CME Term SOFR 1 Month Index + 0.850% 8/20/27 (g)(s)(t)	225,641	223,385
		445,641
UTILITIES - 0.0%
Electric Utilities - 0.0%
Brookfield WEC Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.0792% 1/20/31 (e)(g)(s)	98,750	99,225
TOTAL BANK LOAN OBLIGATIONS (Cost $29,506,204)		28,478,078

Bank Notes - 0.0%
	Principal Amount (a)	Value ($)
Citibank NA 5.57% 4/30/34	250,000	253,483
Discover Bank:
3.45% 7/27/26	435,000	415,344
4.65% 9/13/28	500,000	478,586
5.974% 8/9/28 (e)(g)	3,503,000	3,456,327
Regions Bank 6.45% 6/26/37	2,533,000	2,588,532
TOTAL BANK NOTES (Cost $7,050,674)		7,192,272

Commercial Paper - 0.2%
	Principal Amount (a)	Value ($)
Alimentation Couche-Tard, Inc.:
0% 6/3/24	1,000,000	999,542
0% 6/4/24 (b)	800,000	799,512
0% 6/7/24	2,300,000	2,297,540
0% 6/11/24	300,000	299,494
0% 6/13/24	300,000	299,401
0% 6/26/24	800,000	796,774
American Electric Power Co., Inc. 0% 6/11/24	250,000	249,584
Arrow Electronics, Inc. 0% 6/11/24	2,000,000	1,996,472
AT&T, Inc.:
0% 6/25/24 (b)	400,000	398,497
0% 6/26/24 (b)	400,000	398,434
0% 6/27/24	900,000	896,335
0% 7/15/24	1,000,000	993,163
AutoNation, Inc. 0% 6/25/24	1,000,000	995,834
Bacardi Martini BV yankee:
0% 6/13/24	1,300,000	1,297,294
0% 7/10/24	2,000,000	1,986,963
0% 7/18/24 (b)	2,000,000	1,984,341
Campbell Soup Co.:
0% 6/3/24	1,100,000	1,099,477
0% 7/1/24 (b)	1,500,000	1,492,611
Conagra Brands, Inc. 0% 6/4/24	1,000,000	999,372
Constellation Brands, Inc.:
0% 6/21/24	800,000	797,289
0% 6/25/24 (b)	700,000	697,165
0% 7/8/24	1,000,000	993,809
Constellation Energy Generation, LLC 0% 6/11/24 (b)	1,000,000	998,156
Dominion Energy, Inc.:
0% 6/3/24	1,000,000	999,550
0% 6/17/24	1,000,000	997,419
0% 6/18/24	600,000	598,358
Enbridge U.S., Inc. 0% 6/12/24	2,500,000	2,495,374
Entergy Corp.:
0% 6/18/24	1,500,000	1,495,870
0% 7/2/24	250,000	248,764
0% 7/18/24	400,000	397,039
0% 7/24/24	500,000	495,863
0% 7/25/24	1,000,000	991,582
0% 8/1/24	800,000	792,453
General Dynamics Corp. 0% 6/21/24	1,000,000	996,872
Huntington Ingalls Industries, Inc. 0% 6/5/24	2,200,000	2,199,284
Intel Corp.:
0% 7/8/24	800,000	795,389
0% 7/9/24	800,000	795,268
0% 7/18/24	1,500,000	1,489,076
0% 7/23/24	1,000,000	991,954
Intercontinental Exchange, Inc.:
0% 6/11/24 (b)	1,000,000	998,333
0% 6/13/24 (b)	1,500,000	1,495,417
0% 6/25/24 (b)	2,100,000	2,091,962
Keurig Dr. Pepper, Inc. 0% 6/10/24	800,000	798,790
L3Harris Technologies, Inc.:
0% 6/6/24	300,000	299,729
0% 6/10/24	900,000	898,639
0% 6/13/24	300,000	299,409
0% 6/20/24	700,000	697,866
0% 7/11/24	1,000,000	993,694
0% 7/17/24	1,000,000	992,766
Medtronic Global Holdings SCA yankee 0% 6/7/24	1,000,000	998,944
Microchip Technology, Inc.:
0% 6/7/24	2,000,000	1,997,826
0% 6/11/24 (b)	1,000,000	998,292
NextEra Energy Capital Holdings, Inc.:
0% 6/5/24	400,000	399,698
0% 6/24/24	1,000,000	996,316
0% 6/26/24 (b)	1,000,000	996,001
0% 7/8/24 (b)	800,000	795,300
0% 7/9/24 (b)	800,000	795,176
Oncor Electric Delivery Co. 0% 6/26/24	2,500,000	2,489,970
Quanta Services, Inc.:
0% 6/3/24	2,500,000	2,498,811
0% 6/5/24	900,000	899,285
0% 6/7/24	2,500,000	2,497,215
Southern California Edison Co. 0% 6/7/24	2,500,000	2,497,263
Targa Resources Corp.:
0% 6/17/24	1,000,000	997,225
0% 6/21/24	800,000	797,247
The AES Corp.:
0% 6/4/24	300,000	299,804
0% 6/5/24	2,000,000	1,998,367
Verizon Communications, Inc.:
0% 6/5/24	575,000	574,567
0% 6/18/24	425,000	423,833
VW Credit, Inc.:
0% 6/5/24	675,000	674,491
0% 6/10/24	325,000	324,508
0% 6/18/24	1,000,000	997,254
0% 7/8/24	2,000,000	1,988,251
0% 7/16/24	800,000	794,306
Waste Management, Inc. 0% 6/25/24	1,000,000	996,175
TOTAL COMMERCIAL PAPER (Cost $79,854,109)		79,839,904

Fixed-Income Funds - 63.2%
	Shares	Value ($)
High Yield Fixed-Income Funds - 1.0%
T. Rowe Price Emerging Markets Bond Fund Class I	20,589,360	186,539,599
TCW Emerging Markets Income Fund Class N	32,433,336	269,521,024
TOTAL HIGH YIELD FIXED-INCOME FUNDS		456,060,623
Intermediate Government Funds - 4.5%
Fidelity SAI U.S. Treasury Bond Index Fund (u)	229,187,075	1,966,425,103
Intermediate-Term Bond Funds - 50.7%
American Funds The Bond Fund of America Class F2	108,242,500	1,200,409,325
Baird Aggregate Bond Fund Class Institutional	105,997,146	1,017,572,606
Baird Core Plus Bond Fund - Institutional Class	91,745,070	911,028,541
Columbia Mortgage Opportunities Fund Class A	36,191,029	281,928,112
DoubleLine Total Return Bond Fund Class N	171,109,509	1,466,408,490
Fidelity SAI Total Bond Fund (u)	460,896,328	4,074,323,543
Fidelity U.S. Bond Index Fund (u)	3,204,294	32,427,456
iShares Core U.S. Aggregate Bond ETF	55,930	5,398,364
iShares iBoxx $ Investment Grade Corporate Bond ETF (v)	51,882	5,545,667
John Hancock Bond Fund Class R6	47,198,816	625,856,302
JPMorgan Core Bond Fund Class R6	51,272,764	515,291,282
PIMCO Income Fund Institutional Class	92,101,800	966,147,879
PIMCO Mortgage Opportunities and Bond Fund Institutional Class	186,967,093	1,735,054,621
PIMCO Total Return Fund Institutional Class	521,658,983	4,408,018,352
Voya Intermediate Bond Fund Class I	155,862,246	1,334,180,826
Western Asset Core Bond Fund Class I	299,473,679	3,114,526,263
Western Asset Core Plus Bond Fund Class I	81,107,731	742,946,819
TOTAL INTERMEDIATE-TERM BOND FUNDS		22,437,064,448
Long Government Bond Funds - 6.7%
Fidelity SAI Long-Term Treasury Bond Index Fund (u)	60,877,464	420,663,273
iShares 20+ Year Treasury Bond ETF	281,264	25,440,329
iShares 7-10 Year Treasury Bond ETF (v)	20,290,619	1,882,969,443
SPDR Portfolio Long Term Treasury ETF (v)	23,955,757	643,451,633
TOTAL LONG GOVERNMENT BOND FUNDS		2,972,524,678
Short-Term Bond - 0.3%
iShares 1-5 Year Investment Grade Corporate Bond ETF (v)	2,613,448	133,651,731
TOTAL FIXED-INCOME FUNDS (Cost $31,797,396,866)		27,965,726,583

Preferred Securities - 0.2%
	Principal Amount (a)	Value ($)
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Volkswagen International Finance NV:
3.748% (Reg. S) (e)(i)	300,000	306,798
3.875% (Reg. S) (e)(i)	1,300,000	1,307,876
3.875% (Reg. S) (e)(i)	200,000	207,503
		1,822,177
CONSUMER STAPLES - 0.0%
Tobacco - 0.0%
British American Tobacco PLC 3% (Reg. S) (e)(i)	1,600,000	1,633,391
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
BP Capital Markets PLC:
4.375% (e)(i)	1,454,000	1,421,763
4.875% (e)(i)	405,000	382,121
Energy Transfer LP:
CME Term SOFR 3 Month Index + 4.280% 9.612% (e)(g)(i)	355,000	353,350
6.5% (e)(i)	3,770,000	3,692,878
6.625% (e)(i)	730,000	686,713
7.125% (e)(i)	2,520,000	2,465,816
		9,002,641
FINANCIALS - 0.1%
Banks - 0.1%
AIB Group PLC 6.25% (Reg. S) (e)(i)	690,000	748,685
Banco Bilbao Vizcaya Argentaria SA 9.375% (e)(i)	1,170,000	1,248,422
Banco Santander SA 9.625% (e)(i)	1,200,000	1,282,724
Bank of Ireland Group PLC 7.5% (Reg. S) (e)(i)	700,000	771,575
Bank of Nova Scotia CME Term SOFR 3 Month Index + 2.900% 8.2085% (e)(g)(i)	12,927,000	12,572,927
Barclays PLC:
5.875% (Reg. S) (e)(i)	650,000	822,051
8.875% (e)(i)	300,000	389,400
CaixaBank SA 5.875% (Reg. S) (e)(i)	600,000	640,396
Citigroup, Inc.:
3.875% (e)(i)	4,320,000	4,064,246
4% (e)(i)	1,035,000	989,077
7.125% (e)(i)	860,000	857,645
Intesa Sanpaolo SpA 7.75% (Reg. S) (e)(i)	200,000	224,334
JPMorgan Chase & Co. 4.6% (e)(i)	7,120,000	6,987,943
NatWest Group PLC 8.125% (e)(i)	550,000	557,718
Sumitomo Mitsui Financial Group, Inc. 6.6% (Reg. S) (e)(i)	431,000	426,307
U.S. Bancorp 3.7% (e)(i)	4,850,000	4,316,616
Wells Fargo & Co. 7.625% (e)(i)	160,000	168,482
		37,068,548
Capital Markets - 0.0%
Charles Schwab Corp.:
4% (e)(i)	220,000	183,229
5.375% (e)(i)	110,000	108,261
Credit Suisse Group AG Claim (c)(i)	2,750,000	302,500
Goldman Sachs Group, Inc.:
3.65% (e)(i)	1,750,000	1,606,251
4.125% (e)(i)	2,505,000	2,321,580
7.5% (e)(i)	1,880,000	1,931,540
State Street Corp. 6.7% (e)(i)	861,000	869,962
UBS Group AG:
9.25% (b)(e)(i)	200,000	213,536
9.25% (b)(e)(i)	200,000	222,580
		7,759,439
Consumer Finance - 0.0%
Ally Financial, Inc.:
4.7% (e)(i)	530,000	466,589
4.7% (e)(i)	45,000	35,987
American Express Co. 3.55% (e)(i)	770,000	701,891
		1,204,467
Financial Services - 0.0%
Fannie Mae Series 2015-M8 Class A2, 2.9% 1/25/25	271,091	266,524
Insurance - 0.0%
QBE Insurance Group Ltd. 5.25% (Reg. S) (e)(i)	1,850,000	1,803,750
TOTAL FINANCIALS		48,102,728
INDUSTRIALS - 0.0%
Ground Transportation - 0.0%
Mobico Group PLC 4.25% (Reg. S) (e)(i)	320,000	369,533
REAL ESTATE - 0.0%
Real Estate Management & Development - 0.0%
Aroundtown Finance Sarl 7.875% (e)(i)	2,750,000	1,966,250
Aroundtown SA 3.375% (Reg. S) (e)(i)	2,200,000	1,493,137
Citycon Oyj 4.496% (Reg. S) (e)(i)	450,000	407,567
CPI Property Group SA 3.75% (Reg. S) (e)(i)	1,325,000	737,277
Grand City Properties SA 1.5% (Reg. S) (e)(i)	2,400,000	1,652,054
Heimstaden Bostad AB:
3.248% (Reg. S) (e)(i)	2,085,000	1,691,091
3.625% (Reg. S) (e)(i)	185,000	132,485
Samhallsbyggnadsbolaget I Norden AB 2.624% (Reg. S) (e)(i)	770,000	258,333
		8,338,194
UTILITIES - 0.0%
Electric Utilities - 0.0%
Enel SpA 1.375% (Reg. S) (e)(i)	1,700,000	1,649,066
SSE PLC 3.74% (Reg. S) (e)(i)	635,000	772,938
		2,422,004
Independent Power and Renewable Electricity Producers - 0.0%
Vistra Corp. 7% (b)(e)(i)	2,575,000	2,555,856
Multi-Utilities - 0.0%
ELM BV for Firmenich International SA 3.75% (Reg. S) (e)(i)	290,000	311,046
TOTAL UTILITIES		5,288,906
TOTAL PREFERRED SECURITIES (Cost $84,808,702)		74,557,570

Money Market Funds - 2.3%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (w)	573,625,986	573,740,711
Fidelity Investments Money Market Government Portfolio Institutional Class 5.24% (u)(x)	9,561,651	9,561,651
Fidelity Securities Lending Cash Central Fund 5.39% (w)(y)	304,803,270	304,833,750
State Street Institutional U.S. Government Money Market Fund Premier Class 5.26% (x)	150,300,044	150,300,044
TOTAL MONEY MARKET FUNDS (Cost $1,038,432,511)		1,038,436,156

Repurchase Agreements - 1.3%
	Maturity Amount ($)	Value ($)
With Standard Chartered Bank PLC at:
5.39%, dated 6/3/24 due 6/4/24 (Collateralized by U.S. Treasury Obligations valued at $281,142,087, 0.13% - 3.63%, 7/15/26 - 2/15/53)	281,142,087	281,100,000
5.44%, dated 5/31/24 due 6/3/24 (Collateralized by U.S. Treasury Obligations valued at $282,928,203, 1.38% - 2.38%, 10/15/28 - 2/15/53)	282,928,203	282,800,000
TOTAL REPURCHASE AGREEMENTS (Cost $563,900,000)		563,900,000

Purchased Swaptions - 0.0%
	Expiration Date	Notional Amount (a)		Value ($)
Put Options - 0.0%
Option on an interest rate swap with Bank of America N.A. to pay annually a fixed rate of 3.7375% and receive annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring February 2035.	2/26/25		6,600,000	266,522
Option on an interest rate swap with Bank of America N.A. to pay annually a fixed rate of 3.94% and receive annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring May 2034.	5/10/29		8,200,000	327,375
Option on an interest rate swap with Citibank N.A. to pay annually a fixed rate of 3.755% and receive annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring March 2034.	3/19/29		9,000,000	385,715
Option on an interest rate swap with Citibank N.A. to pay annually a fixed rate of 3.778% and receive annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring February 2035.	2/24/25		18,300,000	702,415
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay annually a fixed rate of 3.3525% and receive annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring February 2035.	2/03/25		8,700,000	534,638
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay annually a fixed rate of 3.865% and receive annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring May 2035.	5/15/25		7,700,000	286,406
Option on an interest rate swap with JPMorgan Chase Bank N.A. to pay annually a fixed rate of 3.9625% and receive annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring May 2034.	5/14/29		10,200,000	409,621
Option with an exercise rate of .6% on a credit default swap with Goldman Sachs Bank U.S.A. to buy protection on the 5-Year CDX N.A. IG Series 42 Index expiring June 2029, paying .6% quarterly.	9/18/24		500,000	606

TOTAL PUT OPTIONS				2,913,298
Call Options - 0.0%
Option on an interest rate swap with Bank of America N.A. to receive annually a fixed rate of 3.7375% and pay annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring February 2035.	2/26/25		6,600,000	126,079
Option on an interest rate swap with Bank of America N.A. to receive annually a fixed rate of 3.94% and pay annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring May 2034.	5/10/29		8,200,000	326,224
Option on an interest rate swap with Citibank N.A. to receive annually a fixed rate of 3.755% and pay annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring March 2034.	3/19/29		9,000,000	324,720
Option on an interest rate swap with Citibank N.A. to receive annually a fixed rate of 3.778% and pay annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring February 2035.	2/24/25		18,300,000	370,408
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive annually a fixed rate of 3.3525% and pay annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring February 2035.	2/03/25		8,700,000	79,673
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive annually a fixed rate of 3.865% and pay annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring May 2035.	5/15/25		7,700,000	213,447
Option on an interest rate swap with JPMorgan Chase Bank N.A. to receive annually a fixed rate of 3.9625% and pay annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring May 2034.	5/14/29		10,200,000	402,993
Option on an interest rate swap with Goldman Sachs Bank Intl. to pay quarterly a variable rate based on the 3 month EURIBOR Index and receive at maturity a fixed of 2.93%, expiring December 2025.	11/29/24	EUR	9,000,000	6,751
Option on an interest rate swap with Goldman Sachs Bank Intl. to pay quarterly a variable rate based on the 3 month EURIBOR Index and receive annually a fixed of 2.725%, expiring November 2025.	11/14/24	EUR	4,500,000	1,562
Option on an interest rate swap with Goldman Sachs Bank Intl. to pay quarterly a variable rate based on the 3 month EURIBOR Index and receive at maturity a fixed of 2.749%, expiring November 2025.	11/13/24	EUR	7,200,000	2,623
Option on an interest rate swap with Goldman Sachs Bank Intl. to pay quarterly a variable rate based on the 3 month EURIBOR Index and receive annually a fixed of 2.754%, expiring November 2025.	11/15/24	EUR	2,700,000	1,029
Option on an interest rate swap with Goldman Sachs Bank Intl. to pay quarterly a variable rate based on the 3 month EURIBOR Index and receive annually a fixed of 2.765%, expiring November 2025.	11/18/24	EUR	2,700,000	1,103
Option on an interest rate swap with Goldman Sachs Bank Intl. to pay quarterly a variable rate based on the 3 month EURIBOR Index and receive at maturity a fixed of 2.8%, expiring November 2025.	11/20/24	EUR	3,600,000	1,683
Option on an interest rate swap with Goldman Sachs Bank Intl. to pay quarterly a variable rate based on the 3 month EURIBOR Index and receive annually a fixed of 2.82%, expiring November 2025.	11/21/24	EUR	3,600,000	1,800
Option on an interest rate swap with Goldman Sachs Bank Intl. to pay quarterly a variable rate based on the 3 month EURIBOR Index and receive annually a fixed of 2.85%, expiring November 2025.	11/22/24	EUR	2,700,000	1,484
Option on an interest rate swap with Goldman Sachs Bank Intl. to pay quarterly a variable rate based on the 3 month EURIBOR Index and receive annually a fixed of 2.92%, expiring November 2025.	11/25/24	EUR	4,500,000	3,088

TOTAL CALL OPTIONS				1,864,667
TOTAL PURCHASED SWAPTIONS (Cost $5,150,278)				4,777,965

TOTAL INVESTMENT IN SECURITIES - 108.3% (Cost $52,813,314,276)	47,954,883,997
NET OTHER ASSETS (LIABILITIES) - (8.3)% (z)(Aa) (Ab)	(3,689,067,289)
NET ASSETS - 100.0%	44,265,816,708

TBA Sale Commitments
	Principal Amount (a)	Value ($)
Ginnie Mae
2% 6/1/54	(1,100,000)	(880,746)
2% 6/1/54	(3,500,000)	(2,802,375)
2% 6/1/54	(2,200,000)	(1,761,493)
2% 6/1/54	(6,800,000)	(5,444,614)
2% 6/1/54	(8,750,000)	(7,005,937)
2% 6/1/54	(26,700,000)	(21,378,116)
2.5% 6/1/54	(25,900,000)	(21,572,856)
2.5% 6/1/54	(10,100,000)	(8,412,581)
3.5% 6/1/54	(3,850,000)	(3,434,187)
3.5% 6/1/54	(13,400,000)	(11,952,756)
3.5% 6/1/54	(4,350,000)	(3,880,186)
3.5% 6/1/54	(15,250,000)	(13,602,950)
4% 6/1/54	(2,100,000)	(1,928,484)
4.5% 6/1/54	(9,600,000)	(9,069,435)
4.5% 6/1/54	(355,000)	(335,380)
5% 6/1/54	(6,500,000)	(6,304,748)
5.5% 6/1/54	(100,000)	(99,173)
5.5% 6/1/54	(3,000,000)	(2,975,186)
5.5% 6/1/54	(14,100,000)	(13,983,373)
5.5% 6/1/54	(2,600,000)	(2,578,494)
5.5% 6/1/54	(12,500,000)	(12,396,608)
6% 6/1/54	(1,950,000)	(1,962,827)
6% 6/1/54	(3,250,000)	(3,271,378)
6% 6/1/54	(1,575,000)	(1,585,360)
6% 6/1/54	(2,650,000)	(2,667,431)
6% 6/1/54	(1,250,000)	(1,258,222)
6% 6/1/54	(2,125,000)	(2,138,978)
6% 6/1/54	(1,575,000)	(1,585,360)
6% 6/1/54	(1,250,000)	(1,258,222)
6% 6/1/54	(2,650,000)	(2,667,431)
6% 6/1/54	(2,125,000)	(2,138,978)
6% 6/1/54	(3,550,000)	(3,573,351)
6% 6/1/54	(5,100,000)	(5,133,547)
6% 6/1/54	(275,000)	(276,809)
6% 6/1/54	(1,050,000)	(1,056,907)
6% 6/1/54	(375,000)	(377,467)
6% 6/1/54	(1,900,000)	(1,912,498)

TOTAL GINNIE MAE		(184,664,444)

Uniform Mortgage Backed Securities
2% 6/1/54	(13,650,000)	(10,522,224)
2% 6/1/54	(26,100,000)	(20,119,417)
2% 6/1/54	(26,600,000)	(20,504,847)
2% 6/1/54	(10,450,000)	(8,055,476)
2% 6/1/54	(19,900,000)	(15,340,092)
2% 6/1/54	(22,700,000)	(17,498,497)
2% 6/1/54	(1,700,000)	(1,310,460)
2% 6/1/54	(19,900,000)	(15,340,092)
2% 6/1/54	(10,450,000)	(8,055,476)
2% 6/1/54	(3,250,000)	(2,505,291)
2% 6/1/54	(11,325,000)	(8,729,977)
2% 6/1/54	(30,500,000)	(23,511,196)
2% 6/1/54	(11,375,000)	(8,768,520)
2% 6/1/54	(42,000,000)	(32,376,074)
2% 6/1/54	(84,900,000)	(65,445,921)
2% 6/1/54	(88,600,000)	(68,298,099)
2% 6/1/54	(14,150,000)	(10,907,653)
2% 6/1/54	(7,650,000)	(5,897,071)
2% 6/1/54	(16,950,000)	(13,066,058)
2% 6/1/54	(7,800,000)	(6,012,699)
2.5% 6/1/54	(3,300,000)	(2,662,817)
2.5% 6/1/54	(10,000,000)	(8,069,142)
2.5% 6/1/54	(28,400,000)	(22,916,363)
2.5% 6/1/54	(4,175,000)	(3,368,867)
2.5% 6/1/54	(6,925,000)	(5,587,881)
2.5% 6/1/54	(800,000)	(645,531)
2.5% 6/1/54	(3,300,000)	(2,662,817)
2.5% 6/1/54	(25,000)	(20,173)
2.5% 6/1/54	(28,400,000)	(22,916,363)
2.5% 6/1/54	(1,600,000)	(1,291,063)
2.5% 6/1/54	(4,975,000)	(4,014,398)
2.5% 6/1/54	(8,450,000)	(6,818,425)
2.5% 6/1/54	(2,225,000)	(1,795,384)
2.5% 6/1/54	(10,000,000)	(8,069,142)
2.5% 6/1/54	(6,925,000)	(5,587,881)
2.5% 6/1/54	(11,075,000)	(8,936,575)
2.5% 6/1/54	(107,800,000)	(86,985,351)
2.5% 6/1/54	(22,100,000)	(17,832,804)
2.5% 6/1/54	(4,150,000)	(3,348,694)
2.5% 6/1/54	(33,000,000)	(26,628,169)
2.5% 6/1/54	(28,300,000)	(22,835,672)
2.5% 6/1/54	(6,900,000)	(5,567,708)
2.5% 6/1/54	(2,400,000)	(1,936,594)
3% 6/1/54	(25,150,000)	(21,139,760)
3% 6/1/54	(4,200,000)	(3,530,298)
3% 6/1/54	(10,600,000)	(8,909,799)
3% 6/1/54	(2,400,000)	(2,017,313)
3% 6/1/54	(2,400,000)	(2,017,313)
3% 6/1/54	(400,000)	(336,219)
3% 6/1/54	(175,000)	(147,096)
3% 6/1/54	(84,200,000)	(70,774,066)
3% 6/1/54	(13,950,000)	(11,725,632)
3% 6/1/54	(23,550,000)	(19,794,884)
3% 6/1/54	(43,150,000)	(36,269,607)
3% 6/1/54	(6,000,000)	(5,043,283)
3% 6/1/54	(14,400,000)	(12,103,878)
3% 6/1/54	(2,400,000)	(2,017,313)
3% 6/1/54	(175,000)	(147,096)
3.5% 6/1/54	(4,900,000)	(4,293,818)
3.5% 6/1/54	(2,925,000)	(2,563,147)
3.5% 6/1/54	(700,000)	(613,403)
3.5% 6/1/54	(725,000)	(635,310)
3.5% 6/1/54	(1,550,000)	(1,358,249)
3.5% 6/1/54	(9,625,000)	(8,434,285)
3.5% 6/1/54	(3,225,000)	(2,826,033)
3.5% 6/1/54	(10,000,000)	(8,762,894)
3.5% 6/1/54	(10,000,000)	(8,762,894)
3.5% 6/1/54	(6,000,000)	(5,257,736)
4% 6/1/54	(800,000)	(725,593)
4% 6/1/54	(8,500,000)	(7,709,430)
4% 6/1/54	(1,300,000)	(1,179,089)
4% 6/1/54	(3,800,000)	(3,446,569)
4% 6/1/54	(600,000)	(544,195)
4% 6/1/54	(3,500,000)	(3,174,471)
4% 6/1/54	(1,650,000)	(1,496,536)
4% 6/1/54	(3,800,000)	(3,446,569)
4% 6/1/54	(2,900,000)	(2,630,276)
4% 6/1/54	(8,900,000)	(8,072,227)
4% 6/1/54	(243,600)	(220,943)
4% 6/1/54	(2,250,000)	(2,040,732)
4% 6/1/54	(50,000)	(45,350)
4% 6/1/54	(2,450,000)	(2,222,130)
4.5% 6/1/54	(1,700,000)	(1,591,427)
4.5% 6/1/54	(2,300,000)	(2,153,107)
4.5% 6/1/54	(300,000)	(280,840)
4.5% 6/1/54	(2,300,000)	(2,153,107)
4.5% 6/1/54	(2,300,000)	(2,153,107)
4.5% 6/1/54	(1,700,000)	(1,591,427)
4.5% 6/1/54	(1,750,000)	(1,638,233)
4.5% 6/1/54	(550,000)	(514,873)
4.5% 6/1/54	(2,200,000)	(2,059,493)
5% 6/1/54	(850,000)	(817,726)
5% 6/1/54	(850,000)	(817,726)
5% 6/1/54	(500,000)	(481,016)
5% 6/1/54	(575,000)	(553,168)
5% 6/1/54	(6,500,000)	(6,253,202)
5% 6/1/54	(500,000)	(481,016)
5% 6/1/54	(575,000)	(553,168)
5% 7/1/54	(1,075,000)	(1,034,225)
5.5% 6/1/54	(575,000)	(565,589)
5.5% 6/1/54	(7,000,000)	(6,885,428)
5.5% 6/1/54	(575,000)	(565,589)
5.5% 6/1/54	(6,825,000)	(6,713,292)
5.5% 7/1/54	(6,825,000)	(6,712,225)
5.5% 7/1/54	(7,000,000)	(6,884,333)
6% 6/1/54	(54,100)	(54,170)
6% 6/1/54	(2,500,000)	(2,503,222)
6% 6/1/54	(3,200,000)	(3,204,124)
6% 6/1/54	(7,650,000)	(7,659,858)
6% 6/1/54	(2,700,000)	(2,703,479)
6% 6/1/54	(25,800,000)	(25,833,246)
6% 6/1/54	(9,000,000)	(9,011,597)
7% 6/1/54	(313,400)	(321,993)

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		(1,013,943,396)

TOTAL TBA SALE COMMITMENTS (Proceeds $1,202,111,379)		(1,198,607,840)

Written Swaptions
	Expiration Date	Notional Amount (a)		Value ($)
Put Swaptions
Option on an interest rate swap with JPMorgan Chase Bank N.A. to receive annually a fixed rate of 3.502% and pay annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring January 2034.	1/04/29		2,900,000	(136,756)
Option on an interest rate swap with Goldman Sachs Bank Intl. to receive annually a fixed rate of 2.30% and pay semi-annually a floating rate based on the 6 month EURIBOR Index, expiring November 2034.	11/14/24	EUR	500,000	(2,185)
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive annually a fixed rate of 2.31% and pay semi-annually a floating rate based on the 6 month EURIBOR Index, expiring November 2034.	11/15/24	EUR	300,000	(1,365)
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive annually a fixed rate of 2.31% and pay semi-annually a floating rate based on the 6 month EURIBOR Index, expiring November 2034.	11/13/24	EUR	800,000	(3,566)
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive annually a fixed rate of 2.31% and pay semi-annually a floating rate based on the 6 month EURIBOR Index, expiring November 2034.	11/18/24	EUR	300,000	(1,402)
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive annually a fixed rate of 2.35% and pay semi-annually a floating rate based on the 6 month EURIBOR Index, expiring November 2034.	11/20/24	EUR	400,000	(2,153)
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive annually a fixed rate of 2.357% and pay semi-annually a floating rate based on the 6 month EURIBOR Index, expiring November 2034.	11/21/24	EUR	400,000	(2,222)
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive annually a fixed rate of 2.36% and pay semi-annually a floating rate based on the 6 month EURIBOR Index, expiring November 2034.	11/22/24	EUR	300,000	(1,696)
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive annually a fixed rate of 2.40% and pay semi-annually a floating rate based on the 6 month EURIBOR Index, expiring November 2034.	11/25/24	EUR	500,000	(3,258)
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive annually a fixed rate of 2.47% and pay semi-annually a floating rate based on the 6 month EURIBOR Index, expiring December 2034.	11/29/24	EUR	400,000	(3,247)
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive at maturity a fixed rate of 2.4675% and pay at maturity a floating rate based on the 6 month EURIBOR Index, expiring November 2024.	11/29/24	EUR	600,000	0
Option on an interest rate swap with Barclays Bank PLC to receive annually a fixed rate of 2.818% and pay semi-annually a floating rate based on the 6 month EURIBOR Index, expiring June 2029.	6/24/24	EUR	500,000	(617)
Option on an interest rate swap with Bank of America N.A. to receive annually a fixed rate of 3.8% and pay annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring July 2034.	7/08/24		300,000	(582)
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive annually a fixed rate of 3.95% and pay annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring June 2034.	6/10/24		100,000	(81)

TOTAL PUT SWAPTIONS				(159,130)
Call Swaptions
Option on an interest rate swap with JPMorgan Chase Bank N.A. to pay annually a fixed rate of 3.502% and receive annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring January 2034.	1/04/29		2,900,000	(90,356)
Option with an exercise rate of .8% on a credit default swap with Bank of America N.A. to sell protection on the 5-Year CDX N.A. IG Series 42 Index expiring June 2029, paying 1% quarterly.	9/18/24		1,000,000	(433)
Option on an interest rate swap with Barclays Bank PLC to receive annually a fixed rate of 3.109% and pay semi-annually a floating rate based on the 6 month EURIBOR Index, expiring June 2029.	6/24/24	EUR	500,000	(592)
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive annually a fixed rate of 4.30% and pay annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring June 2034.	6/10/24		100,000	(63)
Option on an interest rate swap with Bank of America N.A. to receive annually a fixed rate of 4.35% and pay annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring July 2034.	7/08/24		300,000	(843)

TOTAL CALL SWAPTIONS				(92,287)
TOTAL WRITTEN SWAPTIONS				(251,417)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Bond Index Contracts
ASX 10 Year Treasury Bond Index Contracts (Australia)	45	Jun 2024	3,373,114	(72,238)	(72,238)
ICE Long Gilt Contracts (United Kingdom)	2	Sep 2024	245,472	(2,360)	(2,360)
TME 10 Year Canadian Note Contracts (Canada)	56	Sep 2024	4,884,464	(9,435)	(9,435)

TOTAL BOND INDEX CONTRACTS					(84,033)

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	1,761	Sep 2024	191,591,297	93,527	93,527
CBOT 2-Year U.S. Treasury Note Contracts (United States)	1,527	Sep 2024	311,054,672	(41,005)	(41,005)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	1,503	Sep 2024	159,012,703	(125,852)	(125,852)
CBOT Long Term U.S. Treasury Bond Contracts (United States)	269	Sep 2024	31,220,813	(298,048)	(298,048)
CBOT Ultra 10-Year U.S. Treasury Note Contracts (United States)	1,649	Sep 2024	184,739,531	(693,518)	(693,518)
CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	763	Sep 2024	93,419,813	(1,247,226)	(1,247,226)

TOTAL TREASURY CONTRACTS					(2,312,122)

TOTAL PURCHASED					(2,396,155)

Sold

Bond Index Contracts
Eurex Euro-Buxl 30 Year Bond Contracts (Germany)	8	Sep 2024	1,111,265	(5,910)	(5,910)
ICE Long Gilt Contracts (United Kingdom)	19	Sep 2024	2,331,979	23,721	23,721
JPN 10Y BOND(OSE) Contracts (Japan)	16	Jun 2024	14,547,674	144,724	144,724

TOTAL BOND INDEX CONTRACTS					162,535

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	885	Sep 2024	96,285,234	307,704	307,704
CBOT 2-Year U.S. Treasury Note Contracts (United States)	21	Sep 2024	4,277,766	(1,067)	(1,067)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	237	Sep 2024	25,073,859	47,026	47,026
CBOT Long Term U.S. Treasury Bond Contracts (United States)	196	Sep 2024	22,748,250	230,641	230,641
CBOT Ultra 10-Year U.S. Treasury Note Contracts (United States)	636	Sep 2024	71,251,875	230,711	230,711

TOTAL TREASURY CONTRACTS					815,015

TOTAL SOLD					977,550

TOTAL FUTURES CONTRACTS					(1,418,605)
The notional amount of futures purchased as a percentage of Net Assets is 2.2%
The notional amount of futures sold as a percentage of Net Assets is 0.6%

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation) ($)

BRL	824,862	USD	159,000	BNP Paribas S.A.	6/04/24	(1,910)
BRL	2,597,085	USD	504,000	BNP Paribas S.A.	6/04/24	(9,402)
BRL	2,090,850	USD	404,029	JPMorgan Chase Bank, N.A.	6/04/24	(5,840)
BRL	2,909,328	USD	555,046	Morgan Stanley International	6/04/24	(983)
CAD	150,000	USD	110,026	Brown Brothers Harriman & Co	6/04/24	30
EUR	311,712	USD	338,148	Bank of America, N.A.	6/04/24	75
EUR	55,862,154	USD	60,576,736	Bank of America, N.A.	6/04/24	36,494
EUR	5,632,000	USD	6,106,993	Bank of America, N.A.	6/04/24	4,009
EUR	700,000	USD	759,899	Brown Brothers Harriman & Co	6/04/24	(364)
EUR	1,790,000	USD	1,941,541	JPMorgan Chase Bank, N.A.	6/04/24	698
GBP	13,749,969	USD	17,497,249	BNP Paribas S.A.	6/04/24	23,650
SGD	1,439,292	USD	1,067,883	JPMorgan Chase Bank, N.A.	6/04/24	(2,687)
USD	156,150	BRL	818,478	BNP Paribas S.A.	6/04/24	277
USD	501,313	BRL	2,603,469	BNP Paribas S.A.	6/04/24	5,499
USD	398,895	BRL	2,090,850	JPMorgan Chase Bank, N.A.	6/04/24	706
USD	564,918	BRL	2,909,328	Morgan Stanley International	6/04/24	10,855
USD	59,804,319	EUR	55,862,154	BNP Paribas S.A.	6/04/24	(808,912)
USD	4,858,898	EUR	4,544,000	BNP Paribas S.A.	6/04/24	(71,569)
USD	1,087,698	EUR	1,000,000	BNP Paribas S.A.	6/04/24	2,648
USD	1,941,090	EUR	1,790,000	Barclays Bank PLC	6/04/24	(1,150)
USD	94,270	EUR	88,000	JPMorgan Chase Bank, N.A.	6/04/24	(1,214)
USD	16,944,994	GBP	13,620,206	Citibank, N. A.	6/04/24	(410,554)
USD	162,461	GBP	129,763	JPMorgan Chase Bank, N.A.	6/04/24	(2,889)
USD	2,216,358	GBP	1,770,000	State Street Bank And Trust Co	6/04/24	(39,065)
USD	159,002	JPY	25,000,000	JPMorgan Chase Bank, N.A.	6/04/24	35
USD	504,414	SGD	681,000	BNP Paribas S.A.	6/04/24	417
USD	560,626	SGD	757,972	Bank of America, N.A.	6/04/24	(336)
EUR	3,641,916	USD	3,952,722	Merrill Lynch International	6/05/24	(881)
USD	3,913,376	EUR	3,641,916	BNP Paribas S.A.	6/05/24	(38,465)
TRY	13,580,557	USD	395,117	Barclays Bank PLC	6/07/24	25,208
TRY	4,516,183	USD	131,702	Barclays Bank PLC	6/13/24	7,326
EUR	4,306,985	USD	4,650,119	Deutsche Bank AG	6/20/24	26,580
EUR	3,352,000	USD	3,618,037	Deutsche Bank AG	6/20/24	21,701
GBP	1,144,500	USD	1,457,864	Bank of America, N.A.	6/20/24	634
IDR	2,367,000,000	USD	150,000	JPMorgan Chase Bank, N.A.	6/20/24	(4,370)
IDR	3,216,555,540	USD	198,000	Royal Bank of Canada	6/20/24	(101)
IDR	8,106,905,520	USD	504,000	Royal Bank of Canada	6/20/24	(5,223)
INR	30,044,767	USD	361,000	Bank of America, N.A.	6/20/24	(1,192)
INR	14,954,215	USD	179,000	Bank of America, N.A.	6/20/24	88
INR	33,172,445	USD	396,000	Bank of America, N.A.	6/20/24	1,265
INR	88,230,067	USD	1,056,000	Bank of America, N.A.	6/20/24	620
INR	63,023,184	USD	756,000	JPMorgan Chase Bank, N.A.	6/20/24	(1,251)
INR	32,705,697	USD	392,000	Royal Bank of Canada	6/20/24	(325)
INR	33,930,151	USD	406,000	Royal Bank of Canada	6/20/24	339
JPY	583,800,968	USD	3,887,000	Deutsche Bank AG	6/20/24	(165,429)
MXN	8,425,000	USD	501,757	BNP Paribas S.A.	6/20/24	(6,484)
MXN	4,122,000	USD	244,107	Barclays Bank PLC	6/20/24	(1,791)
MXN	2,056,000	USD	123,746	JPMorgan Chase Bank, N.A.	6/20/24	(2,882)
MXN	6,762,000	USD	388,851	JPMorgan Chase Bank, N.A.	6/20/24	8,661
TRY	17,034,325	USD	492,678	Barclays Bank PLC	6/20/24	28,413
USD	628,111	BRL	3,200,000	BTIG, LLC	6/20/24	19,759
USD	75,763	BRL	390,000	BTIG, LLC	6/20/24	1,621
USD	1,366,893	BRL	7,034,100	BTIG, LLC	6/20/24	29,640
USD	1,485,974	BRL	7,600,000	BTIG, LLC	6/20/24	41,138
USD	1,174,991	BRL	6,000,000	BTIG, LLC	6/20/24	34,331
USD	1,345,730	BRL	6,975,000	Deutsche Bank AG	6/20/24	19,713
USD	672,860	BRL	3,549,000	Societe Generale S.A.	6/20/24	(1,840)
USD	51,528	EUR	48,000	Bank of America, N.A.	6/20/24	(592)
USD	27,698	EUR	26,000	Bank of America, N.A.	6/20/24	(534)
USD	669,567	EUR	620,000	Bank of America, N.A.	6/20/24	(3,654)
USD	72,095	EUR	66,000	Morgan Stanley Cap. Group, Inc	6/20/24	430
USD	4,118,675	EUR	3,770,000	Morgan Stanley Cap. Group, Inc	6/20/24	25,056
USD	9,815,915	EUR	8,979,000	Morgan Stanley Cap. Group, Inc	6/20/24	66,151
USD	1,398,325	EUR	1,283,000	Morgan Stanley Cap. Group, Inc	6/20/24	5,191
USD	1,693,771	EUR	1,588,000	Morgan Stanley Cap. Group, Inc	6/20/24	(30,544)
USD	117,353	EUR	108,000	Societe Generale S.A.	6/20/24	82
USD	18,863	GBP	15,000	Bank of America, N.A.	6/20/24	(252)
USD	254,380	GBP	200,000	Bank of America, N.A.	6/20/24	(491)
USD	46,942	GBP	37,000	Bank of America, N.A.	6/20/24	(209)
USD	2,868,139	GBP	2,289,000	Deutsche Bank AG	6/20/24	(48,859)
USD	137,959	INR	11,495,199	Morgan Stanley International	6/20/24	295
USD	1,930,994	JPY	297,772,000	Bank of America, N.A.	6/20/24	32,779
USD	3,887,000	JPY	584,150,254	Deutsche Bank AG	6/20/24	163,202
USD	2,978,342	MXN	50,500,000	BTIG, LLC	6/20/24	9,645
USD	658,505	MXN	11,318,000	Barclays Bank PLC	6/20/24	(6,836)
USD	39,498	MXN	662,000	Goldman Sachs Bank USA	6/20/24	582
USD	322	MXN	5,468	JPMorgan Chase Bank, N.A.	6/20/24	1
USD	619,525	MXN	10,628,200	Societe Generale S.A.	6/20/24	(5,266)
USD	263,000	TWD	8,555,180	BNP Paribas S.A.	6/20/24	(892)
USD	300,000	TWD	9,379,263	Royal Bank of Canada	6/20/24	10,688
USD	504,000	TWD	16,239,318	Royal Bank of Canada	6/20/24	3,084
USD	146,000	TWD	4,692,002	State Street Bank And Trust Co	6/20/24	1,271
TRY	17,654,815	USD	527,876	JPMorgan Chase Bank, N.A.	6/24/24	10,240
BRL	2,603,469	USD	499,897	BNP Paribas S.A.	7/02/24	(5,603)
BRL	902,558	USD	178,988	JPMorgan Chase Bank, N.A.	7/02/24	(7,629)
BRL	2,918,056	USD	564,918	Morgan Stanley International	7/02/24	(10,896)
USD	338,565	EUR	311,712	Bank of America, N.A.	7/02/24	(89)
USD	60,652,032	EUR	55,862,154	Bank of America, N.A.	7/02/24	(38,492)
USD	6,114,658	EUR	5,632,000	Bank of America, N.A.	7/02/24	(4,136)
USD	1,943,928	EUR	1,790,000	JPMorgan Chase Bank, N.A.	7/02/24	(788)
USD	17,499,682	GBP	13,749,969	BNP Paribas S.A.	7/02/24	(23,731)
USD	2,874,313	GBP	2,258,000	Royal Bank of Canada	7/02/24	(3,357)
USD	1,067,883	SGD	1,437,343	JPMorgan Chase Bank, N.A.	7/02/24	2,657
USD	3,957,633	EUR	3,641,916	Merrill Lynch International	7/03/24	753
TRY	13,777,643	USD	404,832	JPMorgan Chase Bank, N.A.	7/12/24	7,895
TRY	37,289,206	USD	1,100,626	JPMorgan Chase Bank, N.A.	7/23/24	3,767
TRY	25,685,074	USD	754,378	Goldman Sachs Bank USA	7/29/24	1,582
EUR	81,000	USD	88,435	Brown Brothers Harriman & Co	8/22/24	(222)
EUR	83,000	USD	89,973	Canadian Imperial Bk. of Comm.	8/22/24	418
USD	101,957	AUD	154,000	Citibank, N. A.	8/22/24	(741)
USD	159,427	CAD	217,000	Brown Brothers Harriman & Co	8/22/24	(52)
USD	58,766	CAD	80,000	JPMorgan Chase Bank, N.A.	8/22/24	(28)
USD	567,730	EUR	521,000	BNP Paribas S.A.	8/22/24	336
USD	700,541	EUR	643,000	Brown Brothers Harriman & Co	8/22/24	282
USD	1,456,601	EUR	1,340,000	Brown Brothers Harriman & Co	8/22/24	(2,725)
USD	77,179,204	EUR	71,374,000	Goldman Sachs Bank USA	8/22/24	(550,619)
USD	564,428	EUR	517,000	JPMorgan Chase Bank, N.A.	8/22/24	1,389
USD	29,441,691	GBP	23,510,000	Bank of America, N.A.	8/22/24	(528,355)
USD	3,609,266	JPY	554,050,000	Citibank, N. A.	8/22/24	43,039
TRY	12,707,477	USD	343,343	Barclays Bank PLC	9/03/24	18,380
USD	65,483	TRY	2,604,586	Barclays Bank PLC	9/09/24	(8,249)
USD	134,897	TRY	5,386,437	Goldman Sachs Bank USA	9/09/24	(17,584)
INR	11,535,897	USD	137,959	Morgan Stanley International	9/24/24	(282)

TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						(2,127,191)
Unrealized Appreciation						761,625
Unrealized Depreciation						(2,888,816)

Credit Default Swaps
Underlying Reference	Rating(1)	Maturity Date	Clearinghouse / Counterparty(2)	Fixed Payment Received/ (Paid)	Payment Frequency	Notional Amount(3)(4)		Value ($)(1)	Upfront Premium Received/ (Paid) ($)(5)	Unrealized Appreciation/ (Depreciation) ($)
Buy Protection
AXA SA		Jun 2029	Goldman Sachs Bank USA	(1%)	Quarterly	EUR	360,000	(5,884)	4,513	(1,371)
AXA SA		Jun 2029	Goldman Sachs Bank USA	(1%)	Quarterly	EUR	370,000	(6,047)	4,638	(1,409)
AXA SA		Jun 2029	Goldman Sachs Bank USA	(1%)	Quarterly	EUR	770,000	(12,585)	9,654	(2,931)
American Electric Power, Inc.		Jun 2029	Bank of America, N.A.	(1%)	Quarterly		322,656	(9,877)	9,645	(232)
American Electric Power, Inc.		Jun 2029	Bank of America, N.A.	(3.2%)	Quarterly		404,344	(12,378)	12,087	(291)
American Electric Power, Inc.		Jun 2029	Goldman Sachs Intl.	(1%)	Quarterly		540,000	(16,531)	16,142	(389)
American Express Co.		Jun 2029	Goldman Sachs Intl.	(1%)	Quarterly		540,000	(18,621)	17,232	(1,389)
Assicurazioni Generali SpA		Jun 2029	BNP Paribas S.A.	(1%)	Quarterly	EUR	900,000	467	(8,743)	(8,276)
BMW Finance NV		Jun 2029	BNP Paribas S.A.	(1%)	Quarterly	EUR	760,000	(22,147)	19,568	(2,579)
BMW Finance NV		Jun 2029	BNP Paribas S.A.	(1%)	Quarterly	EUR	350,000	(10,199)	9,046	(1,153)
BMW Finance NV		Jun 2029	BNP Paribas S.A.	(1%)	Quarterly	EUR	550,000	(16,028)	14,223	(1,805)
BMW Finance NV		Jun 2029	BNP Paribas S.A.	(1%)	Quarterly	EUR	590,000	(17,193)	15,253	(1,940)
CMBX N.A. AAA Index Series 13		Dec 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly		720,000	3,740	(6,454)	(2,714)
CMBX N.A. AAA Index Series 13		Dec 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly		2,140,000	11,115	(22,981)	(11,866)
CMBX N.A. AAA Index Series 13		Dec 2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly		9,000,000	46,747	(143,944)	(97,197)
CMBX N.A. AAA Index Series 13		Dec 2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly		6,000,000	31,165	(40,001)	(8,836)
CMBX N.A. BBB- Index Series 16		Apr 2065	Citigroup Global Markets Ltd.	(3%)	Monthly		140,000	20,871	(31,260)	(10,389)
CMBX N.A. BBB- Index Series 16		Apr 2065	Citigroup Global Markets Ltd.	(3%)	Monthly		470,000	70,066	(123,694)	(53,628)
CMBX N.A. BBB- Index Series 16		Apr 2065	Citigroup Global Markets Ltd.	(3%)	Monthly		510,000	76,029	(140,260)	(64,231)
CMBX N.A. BBB- Index Series 16		Apr 2065	Citigroup Global Markets Ltd.	(3%)	Monthly		710,000	105,845	(214,065)	(108,220)
CMBX N.A. BBB- Index Series 16		Apr 2065	Goldman Sachs & Co. LLC	(3%)	Monthly		330,000	49,195	(80,779)	(31,584)
CMBX N.A. BBB- Index Series 16		Apr 2065	Goldman Sachs & Co. LLC	(3%)	Monthly		410,000	61,121	(100,376)	(39,255)
CMBX N.A. BBB- Index Series 16		Apr 2065	Goldman Sachs & Co. LLC	(3%)	Monthly		400,000	59,631	(77,652)	(18,021)
CMBX N.A. BBB- Index Series 16		Apr 2065	Goldman Sachs & Co. LLC	(3%)	Monthly		780,000	116,280	(205,172)	(88,892)
CMBX N.A. BBB- Index Series 16		Apr 2065	Goldman Sachs & Co. LLC	(3%)	Monthly		320,000	47,705	(76,836)	(29,131)
CMBX N.A. BBB- Index Series 16		Apr 2065	Goldman Sachs & Co. LLC	(3%)	Monthly		550,000	81,992	(158,904)	(76,912)
CMBX N.A. BBB- Index Series 16		Apr 2065	Goldman Sachs & Co. LLC	(3%)	Monthly		580,000	86,465	(148,561)	(62,096)
CMBX N.A. BBB- Index Series 16		Apr 2065	Goldman Sachs & Co. LLC	(3%)	Monthly		600,000	89,446	(98,909)	(9,463)
CMBX N.A. BBB- Index Series 16		Apr 2065	JPMorgan Securities LLC	(3%)	Monthly		1,770,000	263,866	(535,991)	(272,125)
CMBX N.A. BBB- Index Series 16		Apr 2065	JPMorgan Securities LLC	(3%)	Monthly		120,000	17,889	(31,720)	(13,831)
CMBX N.A. BBB- Index Series 16		Apr 2065	JPMorgan Securities LLC	(3%)	Monthly		110,000	16,398	(31,460)	(15,062)
CMBX N.A. BBB- Index Series 16		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly		560,000	83,483	(128,936)	(45,453)
CMBX N.A. BBB- Index Series 16		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly		880,000	131,188	(222,667)	(91,479)
CMBX N.A. BBB- Index Series 16		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly		300,000	44,723	(50,566)	(5,843)
CMBX N.A. BBB- Index Series 16		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly		220,000	32,797	(52,051)	(19,254)
CMBX N.A. BBB- Index Series 16		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly		70,000	10,435	(17,313)	(6,878)
CMBX N.A. BBB- Index Series 16		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly		670,000	99,881	(166,527)	(66,646)
CMBX N.A. BBB- Index Series 17		Dec 2056	Goldman Sachs & Co. LLC	(3%)	Monthly		400,000	45,667	(57,540)	(11,873)
CMBX N.A. BBB- Index Series 17		Dec 2056	Goldman Sachs & Co. LLC	(3%)	Monthly		700,000	79,917	(86,886)	(6,969)
CMBX N.A. BBB- Index Series 17		Dec 2056	Goldman Sachs & Co. LLC	(3%)	Monthly		400,000	45,667	(56,514)	(10,847)
CMBX N.A. BBB- Index Series 17		Dec 2056	JPMorgan Securities LLC	(3%)	Monthly		400,000	45,667	(53,076)	(7,409)
CMBX N.A. BBB- Index Series 17		Dec 2056	Morgan Stanley Capital Services LLC	(3%)	Monthly		200,000	22,833	(28,070)	(5,237)
CMBX N.A. BBB- Index Series 17		Dec 2056	Morgan Stanley Capital Services LLC	(3%)	Monthly		200,000	22,833	(28,770)	(5,937)
Dominion Energy, Inc.		Jun 2029	Goldman Sachs Intl.	(1%)	Quarterly		734,000	(18,539)	16,044	(2,495)
Heidelberg Materials AG		Jun 2029	BNP Paribas S.A.	(5%)	Quarterly	EUR	800,000	(178,427)	170,912	(7,515)
Heidelberg Materials AG		Jun 2029	BNP Paribas S.A.	(5%)	Quarterly	EUR	250,000	(55,758)	53,193	(2,565)
Intesa Sanpaolo SpA		Jun 2029	JPMorgan Chase Bank, N.A.	(1%)	Quarterly	EUR	950,000	17,457	(21,659)	(4,202)
Societe Generale France		Jun 2029	Goldman Sachs Bank USA	(1%)	Quarterly	EUR	1,000,000	2,213	(6,943)	(4,730)
UniCredit SpA		Jun 2029	Goldman Sachs Bank USA	(1%)	Quarterly	EUR	850,000	15,161	(18,787)	(3,626)

TOTAL BUY PROTECTION								1,555,741	(2,901,917)	(1,346,176)
Sell Protection
5-Year CDX N.A. HY Series 42	NR	Jun 2029	ICE	5%	Quarterly		28,393,600	206,400	0	206,400
5-Year CDX N.A. HY Series 42	NR	Jun 2029	ICE	5%	Quarterly		33,700,000	(110,689)	0	(110,689)
5-Year CDX N.A. IG Series 41	NR	Dec 2028	ICE	1%	Quarterly		1,800,000	3,580	0	3,580
5-Year CDX N.A. IG Series 42	NR	Jun 2029	ICE	1%	Quarterly		108,400,000	148,431	0	148,431
Boeing Co	Baa3	Jun 2029	ICE	1%	Quarterly		800,000	(3,329)	0	(3,329)
CMBX N.A. AAA Index Series 12	NR	Aug 2061	JPMorgan Securities LLC	0.5%	Monthly		1,000,000	(2,855)	4,353	1,498
CMBX N.A. AAA Index Series 13	NR	Dec 2072	Morgan Stanley Capital Services LLC	0.5%	Monthly		13,540,000	(70,328)	306,841	236,513
CMBX N.A. AAA Index Series 13	NR	Dec 2072	Morgan Stanley Capital Services LLC	0.5%	Monthly		10,830,000	(56,252)	252,401	196,149
CMBX N.A. AAA Index Series 15	NR	Nov 2064	Citigroup Global Markets Ltd.	0.5%	Monthly		1,700,000	(19,173)	17,015	(2,158)
CMBX N.A. AAA Index Series 15	NR	Nov 2064	Goldman Sachs & Co. LLC	0.5%	Monthly		6,460,000	(72,857)	166,125	93,268
CMBX N.A. AAA Index Series 15	NR	Nov 2064	Goldman Sachs & Co. LLC	0.5%	Monthly		2,960,000	(33,383)	79,054	45,671
CMBX N.A. AAA Index Series 15	NR	Nov 2064	Morgan Stanley Capital Services LLC	0.5%	Monthly		880,000	(9,925)	14,746	4,821
CMBX N.A. AAA Index Series 16	NR	Apr 2065	Goldman Sachs & Co. LLC	0.5%	Monthly		2,800,000	(41,621)	37,109	(4,512)
CMBX N.A. AAA Index Series 16	NR	Apr 2065	Morgan Stanley Capital Services LLC	0.5%	Monthly		2,300,000	(34,189)	30,934	(3,255)

TOTAL SELL PROTECTION								(96,190)	908,578	812,388
TOTAL CREDIT DEFAULT SWAPS								1,459,551	(1,993,339)	(533,788)

(1)Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

(2)Swaps with Intercontinental Exchange (ICE) are centrally cleared swaps.

(3)The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

(4)Notional amount is stated in U.S. Dollars unless otherwise noted.

(5)Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

Interest Rate Swaps
Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount(2)		Value ($)	Upfront Premium Received/ (Paid) ($)(3)	Unrealized Appreciation/ (Depreciation) ($)
4.54%	At Maturity	U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	At Maturity	CME	Oct 2025		24,596,000	(87,266)	0	(87,266)
4.84%	At Maturity	U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	At Maturity	CME	Oct 2025		20,260,000	(7,949)	0	(7,949)
4.3%	Semi-Annual	Canadian Overnight Repo Rate Average(4)	Semi-Annual	Barclays Bank PLC	May 2026	CAD	16,315,000	(28,085)	0	(28,085)
4.87%	Annual	U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	CME	May 2026		11,896,000	14,978	0	14,978
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	4%	Annual	LCH	Jun 2026		88,288,000	820,767	0	820,767
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	4%	Annual	LCH	Jun 2027		17,719,000	226,714	0	226,714
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	3.75%	Annual	LCH	Jun 2029		10,758,000	195,844	0	195,844
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	3.75%	Annual	LCH	Jun 2031		55,718,000	1,192,187	0	1,192,187
4.46%	Semi - annual	New Zealand Dollar Bank Bills 3 month Standard(4)	Quarterly	LCH	May 2034	NZD	1,767,424	17,085	0	17,085
4.45%	Semi - annual	New Zealand Dollar Bank Bills 3 month Standard(4)	Quarterly	LCH	May 2034	NZD	1,468,576	14,920	0	14,920
3.75%	Annual	U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	LCH	Jun 2034		13,190,000	56,397	0	56,397
2.75%	Annual	6 month EURIBOR(4)	Semi-Annual	LCH	Sep 2034	EUR	1,000,000	(30,059)	0	(30,059)
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	4.14%	Annual	CME	Oct 2034		2,415,000	(10,598)	0	(10,598)
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	3.75%	Annual	LCH	Jun 2044		15,437,000	540,878	0	540,878
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	3.52%	Annual	CME	Dec 2053		15,755,000	1,169,587	0	1,169,587
2.49%	Semi - annual	6 month EURIBOR(4)	Semi - annual	LCH	Feb 2054	EUR	1,666,170	33,962	0	33,962
2.51%	Annual	6 month EURIBOR(4)	Semi - annual	LCH	Feb 2054	EUR	1,666,170	28,190	0	28,190
2.51%	Annual	6 month EURIBOR(4)	Semi - annual	LCH	Feb 2054	EUR	1,633,000	24,963	0	24,963
Bank of Japan Final Result: Unsecured Overnight Call Rate TONAR(4)	Annual	1%	Annual	LCH	Mar 2054	JPY	100,000,000	44,564	0	44,564
2.51%	Annual	6 month EURIBOR(4)	Semi - annual	LCH	Mar 2054	EUR	835,000	13,039	0	13,039
2.46%	Annual	3 month EURIBOR(4)	Semi - annual	LCH	Mar 2054	EUR	351,000	9,584	0	9,584
2.54%	Annual	6 month EURIBOR(4)	Semi - annual	LCH	Apr 2054	EUR	1,357,000	14,234	0	14,234
2.44%	Annual	6 month EURIBOR(4)	Semi - annual	LCH	May 2054	EUR	770,000	26,474	0	26,474
3.5%	Annual	U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	LCH	Jun 2054		2,700,000	(2,418)	0	(2,418)
6 month EURIBOR(4)	Semi-Annual	2.5%	Annual	LCH	Sep 2054	EUR	900,000	56,486	0	56,486
TOTAL INTEREST RATE SWAPS								4,334,478	0	4,334,478

(1)Swaps with CME Group (CME) and LCH Clearnet Group (LCH) are centrally cleared swaps.

(2)Notional amount is stated in U.S. Dollars unless otherwise noted.

(3)Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

(4)Represents floating rate.

Currency Abbreviations
AUD	-	Australian dollar
BRL	-	Brazilian real
CAD	-	Canadian dollar
EUR	-	European Monetary Unit
GBP	-	British pound sterling
IDR	-	Indonesian rupiah
INR	-	Indian rupee
JPY	-	Japanese yen
MXN	-	Mexican peso
NZD	-	New Zealand dollar
SGD	-	Singapore dollar
TRY	-	Turkish Lira
TWD	-	Taiwanese dollar
USD	-	U.S. dollar

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,199,538,252 or 7.2% of net assets.

(c)	Non-income producing - Security is in default.
(d)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(f)	Level 3 security
(g)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(h)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(i)	Security is perpetual in nature with no stated maturity date.
(j)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $7,863,165.
(k)
Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $9,582,473.

(l)
Security or a portion of the security has been segregated as collateral for open forward foreign currency contracts, options and bi-lateral over the counter (OTC) swaps. At period end, the value of securities pledged amounted to $1,400,447.

(m)	Security or a portion of the security was pledged to cover margin requirements for centrally cleared swaps. At period end, the value of securities pledged amounted to $5,667,537.
(n)	Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
(o)
Interest Only (IO) security represents the right to receive only monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(p)	Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.
(q)	Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.
(r)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(s)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(t)	The coupon rate will be determined upon settlement of the loan after period end.
(u)	Affiliated Fund
(v)	Security or a portion of the security is on loan at period end.
(w)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(x)	The rate quoted is the annualized seven-day yield of the fund at period end.
(y)	Investment made with cash collateral received from securities on loan.
(z)	Includes $4,167,000 of cash collateral to cover margin requirements for futures contracts.
(Aa)	Includes $5,290,321 of cash collateral segregated to cover margin requirements for centrally cleared OTC swaps.
(Ab)	Includes $19,680 of cash collateral segregated for open forward foreign currency contracts, options and bi-lateral over the counter (OTC) swaps.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	673,240,962	348,435,461	447,933,992	8,276,725	(1,720)	-	573,740,711	1.2%
Fidelity Securities Lending Cash Central Fund 5.39%	605,782,815	604,561,461	905,510,526	91,579	-	-	304,833,750	1.2%
Total	1,279,023,777	952,996,922	1,353,444,518	8,368,304	(1,720)	-	878,574,461

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Investments Money Market Government Portfolio Institutional Class 5.24%	114,422,036	107,795,930	212,656,315	349,401	-	-	9,561,651
Fidelity SAI Long-Term Treasury Bond Index Fund	433,010,620	3,958,260	-	3,958,260	-	(16,305,607)	420,663,273
Fidelity SAI Total Bond Fund	4,455,694,529	48,694,319	397,057,821	48,689,266	(47,859,241)	14,851,757	4,074,323,543
Fidelity SAI U.S. Treasury Bond Index Fund	2,152,413,156	13,676,816	179,444,137	13,676,346	(29,177,553)	8,956,821	1,966,425,103
Fidelity U.S. Bond Index Fund	42,429,211	304,099	10,000,000	304,132	(488,888)	183,034	32,427,456
	7,197,969,552	174,429,424	799,158,273	66,977,405	(77,525,682)	7,686,005	6,503,401,026

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities.  Nonconvertible Bonds, U.S. Government and Government Agency Obligations, Municipal Securities, Foreign Government and Government Agency Obligations, Supranational Obligations, Bank Loan Obligations, Bank Notes, Commercial Paper and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  U.S. Government Agency - Mortgage Securities, Asset-Backed Securities, Collateralized Mortgage Obligations and Commercial Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-Traded Funds (ETFs) and Exchange-Traded Notes (ETNs) are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs and ETNs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs and ETNs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

The U.S. dollar value of forward foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Options traded over-the-counter are valued using service or broker-supplied valuations and are categorized as Level 2 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Credit Risk - Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.

Foreign Exchange Risk - Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund.

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net the amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. For OTC written options with upfront premiums received, the Fund is obligated to perform and therefore does not have counterparty risk. For OTC written options with premiums to be received at a future date, the maximum risk of loss from counterparty credit risk is the amount of the premium in excess of any collateral pledged by the counterparty. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Forward Foreign Currency Contracts: Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into.

The Fund used forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options: Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

The Fund used OTC options, such as swaptions, which are options where the underlying instrument is a swap, to manage its exposure to fluctuations in interest rates and/or potential credit events.

Open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions." Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps: A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

A centrally cleared swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Credit Default Swaps: Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs. For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index. Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/ performance risk.

Interest Rate Swaps: Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

Open swaps at period end are included in the Schedule of Investments under the caption Credit Default Swaps, Interest Rate Swaps and/or Total Return Swaps, as applicable.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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